UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06625

                             The Payden & Rygel Investment Group

(Exact name of registrant as specified in charter)

333 South Grand Avenue

                                         Los Angeles, CA 90071

(Address of principal executive offices) (Zip code)

Edward S. Garlock, Esq.

Secretary

333 South Grand Avenue

                                         Los Angeles, CA 90071

(Name and address of agent for service)

Registrant’s telephone number, including area code: 213-625-1900

Date of fiscal year end: October 31

Date of reporting period: January 31, 2019

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Schedule of Investments - January 31, 2019 (Unaudited)

Principal or Shares	Security Description	Value (000)

U.S. Government Agency (6%)
10,000,000	FFCB, (1 mo. LIBOR USD + 0.070%)
	2.44%, 4/18/19 (a)	$10,000
5,210,000	FHLB, 2.53%, 9/20/19	5,210
1,000,000	FHLB Disc Note, 0.00%, 2/22/19	999
3,090,000	FNMA, (SOFR + 0.120%) 2.52%, 7/30/19 (a)	3,090
15,000,000	Tennessee Valley Authority Disc Notes,
	0.00%, 2/05/19	14,996

Total U.S. Government Agency (Cost - $34,295)		34,295

Mortgage Backed (2%)
2,540,089	Fannie Mae-Aces, 2.17%, 9/25/19 (b)	2,530
1,357,298	Freddie Mac Multifamily Structured Pass
	Through Certificates, 1.73%, 7/25/19	1,352
5,032,802	Freddie Mac Multifamily Structured Pass
	Through Certificates, 1.88%, 5/25/19	5,021
4,420,000	Freddie Mac Multifamily Structured
	Pass-Through Certificates, (1 mo. LIBOR USD + 0.220%) 2.72%, 7/25/20 (a)	4,421

Total Mortgage Backed (Cost - $13,324)		13,324

NCUA Guaranteed (1%)
4,083,740	NCUA Guaranteed Notes Trust 2011-R1, (1 mo. LIBOR USD + 0.450%) 2.97%, 1/08/20 (a)	4,087

Total NCUA Guaranteed (Cost - $4,087)		4,087

U.S. Treasury (31%)
110,000,000	U.S. Treasury Bill, 2.29%, 2/05/19 (c)	109,973
10,000,000	U.S. Treasury Bill, 2.40%, 2/28/19 (c)	9,983
10,000,000	U.S. Treasury Bill, 2.40%, 4/18/19 (c)	9,950
10,000,000	U.S. Treasury Bill, 2.43%, 6/20/19 (c)	9,913
10,000,000	U.S. Treasury Bill, 2.48%, 8/15/19 (c)	9,869
10,000,000	U.S. Treasury Note, (3 mo. US Treasury Bill Yield + 0.070%) 2.38%, 4/30/19 (a)(c)	10,003
10,000,000	U.S. Treasury Note, (3 mo. US Treasury Bill Yield + 0.060%) 2.39%, 7/31/19 (a)(c)	10,005
10,000,000	U.S. Treasury Note, (3 mo. US Treasury Bill Yield + 0.000%) 2.41%, 1/31/20 (a)(c)	9,997
10,000,000	U.S. Treasury Note, (3 mo. US Treasury Bill Yield + 0.033%) 2.45%, 4/30/20 (a)(c)	9,996

Total U.S. Treasury (Cost - $189,689)		189,689

Investment Company (3%)
16,596,881	Dreyfus Treasury Cash Management
	(Cost - $16,597)	16,597

Repurchase Agreement (57%)
50,000,000	Bank of America Tri Party, 2.55% 2/01/19 (d)	50,000
50,000,000	Bank of Montreal Tri Party, 2.56% 2/01/19 (e)	50,000
25,000,000	CIBC World Markets Tri Party,
	2.38% 2/06/19 (f)	25,000
25,000,000	Citigroup Tri Party, 2.42% 2/07/19 (g)	25,000
75,000,000	Citigroup Tri Party, 2.50% 2/01/19 (h)	75,000
25,000,000	Goldman Sachs Tri Party, 2.38% 2/05/19 (i)	25,000
100,000,000	Mitsubishi UFJ Securities Tri Party,
	2.55% 2/01/19 (j)	100,000

Total Repurchase Agreement (Cost - $350,000)		350,000

Total Investments (Cost - $607,992) (100%)		607,992
Assets in excess of Other Liabilities (0%)		(316)

Net Assets (100%)		$607,676
(a)	Floating rate security. The rate shown reflects the rate in effect at January 31, 2019.
(b)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	Yield to maturity at time of purchase.
(d)	The repurchase agreement dated 02/01/2019 is collateralized by the following securities:

Bank of America Tri Party
102,601,000	U.S. Treasury Note, maturity from Dec 22-Jul
	28, yielding from 0.75%-2.13%	$102,000

(e) The repurchase agreement dated 02/01/2019 is collateralized by the following securities:

Bank of Montreal Tri Party
18,795,934	FMAC, maturity from Nov 26-Jan 49, yielding
	from 3.00%-4.50%	$16,249
6,234,950	FNMA, maturity from Dec 30-Oct 56, yielding
	from 0.00%-4.14%	5,509
27,830,536	GNMA, maturity from Aug 47-Dec 68, yielding
	from 2.50%-5.50%	29,242

		$51,000

(f) The repurchase agreement dated 02/06/2019 is collateralized by the following securities:

CIBC World Markets Tri Party
22,889,700	U.S. Treasury Securities, maturity from Apr
	20-Nov 46, yielding from 0.63%-3.63%	$25,500

(g) The repurchase agreement dated 02/07/2019 is collateralized by the following securities:

Citigroup Tri Party
25,396,800	U.S. Treasury Securities, maturity from Apr
	20-May 48, yielding from 2.38%-3.13%	$25,500

(h) The repurchase agreement dated 02/01/2019 is collateralized by the following securities:

Citigroup Tri Party
77,783,700	U.S. Treasury Note, maturity from Jan 20-Jan
	26, yielding from 0.63%-1.50%	$76,500

(i) The repurchase agreement dated 02/05/2019 is collateralized by the following securities:

Goldman Sachs Tri Party
27,532,922	FMAC, maturity from Oct 47-Jan 49, yielding
	from 4.00%-5.00%	$25,500

(j) The repurchase agreement dated 02/01/2019 is collateralized by the following securities:

Mitsubishi UFJ Securities Tri Party
14,710,864	FNMA, maturity dated Nov 47, yielding 4.50%	$15,389
36,321,500	U.S. Treasury Note, maturity from Apr 20-Nov
	27, yielding from 1.13%-2.38%	35,611

		$51,000

1 Payden Mutual Funds

Schedule of Investments - January 31, 2019 (Unaudited)

Principal or Shares	Security Description	Value (000)
Asset Backed (14%)
7,000,000	AmeriCredit Automobile Receivables Trust 2016-2, 2.21%, 5/10/21	$6,984
3,300,000	Barings CLO Ltd. 2013-I 144A, (3 mo. LIBOR USD + 0.800%), 3.56%, 1/20/28 (a)(b)	3,267
3,760,000	BSPRT 2018-FL4 Issuer Ltd. 144A, (1 mo. LIBOR USD + 1.300%), 3.81%, 9/15/35 (a)(b)	3,652
871,931	Capital Auto Receivables Asset Trust 2016-3, 1.54%, 8/20/20	870
629,494	CarMax Auto Owner Trust 2016-1, 1.61%, 11/16/20	627
800,000	CNH Equipment Trust 2017-A, 2.07%, 5/16/22	793
1,640,000	CNH Equipment Trust 2018-B, 2.93%, 12/15/21	1,639
3,820,000	CNH Equipment Trust 2019-A, 2.96%, 5/16/22	3,820
2,258,598	Colony Starwood Homes 2016-2 Trust 144A, (1 mo. LIBOR USD + 1.250%), 3.76%, 12/17/33 (a)(b)	2,260
1,548,668	Commonbond Student Loan Trust 2017-A-GS 144A, (1 mo. LIBOR USD + 0.850%), 3.36%, 5/25/41 (a)(b)	1,543
1,207,955	Dell Equipment Finance Trust 2017-2 144A, 1.97%, 2/24/20 (b)	1,205
1,800,000	Drive Auto Receivables Trust, 3.04%, 11/15/21	1,799
4,806,256	Enterprise Fleet Financing LLC 144A, 1.97%, 1/20/23 (b)	4,774
4,775,393	First Investors Auto Owner Trust 2016-2 144A, 1.87%, 11/15/21 (b)	4,756
1,640,000	First Investors Auto Owner Trust 2017-1 144A, 2.20%, 3/15/22 (b)	1,632
2,551,559	First Investors Auto Owner Trust 2018-1 144A, 2.84%, 5/16/22 (b)	2,549
4,050,000	Galaxy XXIX CLO Ltd. 144A, (3 mo. LIBOR USD + 0.790%), 3.41%, 11/15/26 (a)(b)	4,029
3,110,000	GM Financial Automobile Leasing Trust 2018-3, 3.18%, 6/21/21	3,119
3,410,000	KREF 2018-FL1 Ltd. 144A, (1 mo. LIBOR USD + 1.100%), 3.61%, 6/15/36 (a)(b)	3,388
3,575,000	LCM XX LP 144A, (3 mo. LIBOR USD + 1.040%), 3.80%, 10/20/27 (a)(b)	3,552
1,740,000	Madison Park Funding XIII Ltd. 144A, (3 mo. LIBOR USD + 0.950%), 3.71%, 4/19/30 (a)(b)	1,729
491,031	Magnetite IX Ltd. 144A, (3 mo. LIBOR USD + 1.000%), 3.77%, 7/25/26 (a)(b)	491
6,800,000	Magnetite VII Ltd. 144A, (3 mo. LIBOR USD + 0.800%), 3.59%, 1/15/28 (a)(b)	6,695
4,000,000	Marathon CRE 2018 FL1 Ltd. 144A, (1 mo. LIBOR USD + 1.150%), 3.66%, 6/15/28 (a)(b)	3,956
7,960,000	Mercedes-Benz Auto Lease Trust 2019-A, 3.01%, 2/16/21	7,983
2,460,441	Nissan Auto Lease Trust 2017-B, 1.83%, 12/16/19	2,454
4,000,000	Nissan Master Owner Trust Receivables, 1.54%, 6/15/21	3,978

Principal or Shares	Security Description	Value (000)

815,000	Octagon Investment Partners XXIII Ltd. 144A, (3 mo. LIBOR USD + 0.850%), 3.64%, 7/15/27 (a)(b)	$812
639,362	OSCAR U.S. Funding Trust VII LLC 144A, 2.13%, 11/10/20 (b)	637
2,375,000	OZLM XII Ltd. 144A, (3 mo. LIBOR USD + 3.000%), 5.75%, 4/30/27 (a)(b)	2,309
2,600,000	Penarth Master Issuer PLC 144A, (1 mo. LIBOR USD + 0.380%), 2.89%, 3/18/22 (a)(b)	2,593
45,010	Santander Drive Auto Receivables Trust 2016-2, 2.08%, 2/16/21	45
3,284,829	Santander Drive Auto Receivables Trust 2017-1, 2.10%, 6/15/21	3,279
213,848	Securitized Term Auto Receivables Trust 2016-1 144A, 1.52%, 3/25/20 (b)	213
3,753,799	Silver Arrow Canada LP 144A, 2.28%, 2/15/20 CAD (b)(c)	2,858
1,545,120	Sofi Consumer Loan Program 2017-5 LLC 144A, 2.14%, 9/25/26 (b)	1,539
515,471	Sofi Consumer Loan Program 2017-6 LLC 144A, 2.20%, 11/25/26 (b)	513
3,159,094	Sofi Consumer Loan Program 2018-1 Trust 144A, 2.55%, 2/25/27 (b)	3,146
297,099	SoFi Professional Loan Program 2017-D LLC 144A, 1.72%, 9/25/40 (b)	295
2,141,468	Towd Point Mortgage Trust 2017-5 144A, (1 mo. LIBOR USD + 0.600%), 3.11%, 2/25/57 (a)(b)	2,137
837,295	Toyota Auto Receivables 2016-B Owner Trust, 1.30%, 4/15/20	835
3,330,000	Tryon Park CLO Ltd. 144A, (3 mo. LIBOR USD + 0.890%), 3.68%, 4/15/29 (a)(b)	3,291
3,072,842	Verizon Owner Trust 2016-1 144A, 1.42%, 1/20/21 (b)	3,065
4,330,000	Volkswagen Auto Loan Enhanced Trust 2018-1, 2.81%, 7/20/21	4,327
968,567	Volvo Financial Equipment LLC Series 2016-1 144A, 1.67%, 2/18/20 (b)	967
194,454	Wheels SPV 2 LLC 144A, 1.59%, 5/20/25 (b)	194
3,450,000	World Omni Automobile Lease Securitization Trust 2018-B, 2.96%, 6/15/21	3,451

Total Asset Backed (Cost - $120,590)		120,050

Bank Loans(d) (0%)
491,250	Zayo Group LLC Term Loan B1 1L, (LIBOR USD 1-Month + 2.000%), 4.50%, 1/19/21	489

Total Bank Loans (Cost - $490)		489

Commercial Paper (10%)
7,000,000	American Water Cap Corp., 0.00%, 2/14/19 (e)	6,993
7,000,000	Amphenol Corp., 0.00%, 2/25/19 (e)	6,986
4,000,000	AutoZone Inc., 0.00%, 2/22/19 (e)	3,993
2,000,000	Banco Santander SA, 0.00%, 3/20/19 (e)	1,993
4,150,000	Bell Canada, 0.00%, 2/07/19 (e)	4,148
8,000,000	CenterPoint Energy Inc., 0.00%, 2/06/19 (e)	7,997
5,000,000	Dominion Gas Holdings LLC, 0.00%, 2/28/19 (e)	4,989

2

Principal or Shares	Security Description	Value (000)

3,000,000	EI du Pont de Nemours & Co., 0.00%, 2/12/19 (e)	$ 2,997
7,000,000	EI du Pont de Nemours & Co., 0.00%, 3/05/19 (e)	6,982
7,000,000	Keurig Dr Pepper Inc., 0.00%, 2/07/19 (e)	6,996
6,150,000	NetApp Inc., 0.00%, 2/05/19 (e)	6,148
7,000,000	NextEra Energy Capital Holdings Inc., 0.00%, 2/20/19 (e)	6,989
5,000,000	Ryder System Inc., 0.00%, 2/19/19 (e)	4,993
8,500,000	Spectra Energy Partners, 0.00%, 2/04/19 (e)	8,497

Total Commercial Paper (Cost - $80,706)		80,701

Corporate Bond (44%)
Financial (22%)
3,580,000	ABN AMRO Bank NV 144A, (3 mo. LIBOR USD + 0.410%), 3.17%, 1/19/21 (a)(b)	3,572
1,500,000	African Export-Import Bank, 4.75%, 7/29/19 (f)	1,508
3,500,000	American Express Co., (3 mo. LIBOR USD + 0.525%), 3.17%, 5/17/21 (a)	3,498
760,000	American Express Credit Corp., 1.88%, 5/03/19	758
2,030,000	Assurant Inc., (3 mo. LIBOR USD + 1.250%), 4.07%, 3/26/21 (a)	2,030
3,330,000	Australia & New Zealand Banking Group Ltd. 144A, (3 mo. LIBOR USD + 0.320%), 2.92%, 11/09/20 (a)(b)	3,329
2,930,000	AvalonBay Communities Inc., (3 mo. LIBOR USD + 0.430%), 3.22%, 1/15/21 (a)	2,910
290,000	Banco de Credito del Peru 144A, 2.25%, 10/25/19 (b)	288
1,665,000	Banco del Estado de Chile 144A, 2.67%, 1/08/21 (b)	1,636
3,048,000	Bank of America Corp., (3 mo. LIBOR USD + 0.660%), 3.42%, 7/21/21 (a)	3,060
3,785,000	Bank of America Corp., (3 mo. LIBOR USD + 0.650%), 3.47%, 6/25/22 (a)	3,780
1,530,000	Bank of Montreal, (3 mo. LIBOR USD + 0.790%), 3.48%, 8/27/21 (a)	1,543
3,970,000	Bank of Nova Scotia, (3 mo. LIBOR USD + 0.440%), 3.20%, 4/20/21 (a)	3,973
5,150,000	Banque Federative du Credit Mutuel SA 144A, 2.00%, 4/12/19 (b)	5,143
1,925,000	Banque Federative du Credit Mutuel SA 144A, (3 mo. LIBOR USD + 0.490%), 3.25%, 7/20/20 (a)(b)	1,928
3,565,000	Barclays Bank PLC, (3 mo. LIBOR USD + 0.460%), 3.26%, 1/11/21 (a)	3,517
1,090,000	BPCE SA 144A, (3 mo. LIBOR USD + 1.220%), 3.90%, 5/22/22 (a)(b)	1,090
5,000,000	Capital One Bank USA NA, 2.30%, 6/05/19	4,992
2,065,000	Capital One Financial Corp., (3 mo. LIBOR USD + 0.950%), 3.72%, 3/09/22 (a)	2,050
1,630,000	Citibank NA, (3 mo. LIBOR USD + 0.570%), 3.34%, 7/23/21 (a)	1,630
860,000	Citigroup Inc., (3 mo. LIBOR USD + 0.790%), 3.57%, 1/10/20 (a)	864

Principal or Shares	Security Description	Value (000)

4,635,000	Citizens Bank NA, (3 mo. LIBOR USD + 0.570%), 3.26%, 5/26/20 (a)	$ 4,639
1,345,000	Citizens Bank NA, (3 mo. LIBOR USD + 0.540%), 3.28%, 3/02/20 (a)	1,346
2,822,000	Compass Bank, 2.75%, 9/29/19	2,812
3,760,000	Credit Agricole Corporate & Investment Bank SA, (3 mo. LIBOR USD + 0.625%), 3.43%, 10/03/21 (a)	3,755
800,000	Credit Agricole SA 144A, (3 mo. LIBOR USD + 0.970%), 3.74%, 6/10/20 (a)(b)	806
1,965,000	Danske Bank A/S 144A, (3 mo. LIBOR USD + 0.510%), 3.25%, 3/02/20 (a)(b)	1,948
1,900,000	DBS Group Holdings Ltd. 144A, (3 mo. LIBOR USD + 0.490%), 3.26%, 6/08/20 (a)(b)	1,902
3,080,000	Deutsche Bank AG, (3 mo. LIBOR USD + 0.815%), 3.58%, 1/22/21 (a)	2,994
8,000,000	Dexia Credit Local SA 144A, (3 mo. LIBOR USD + 0.320%), 3.06%, 9/04/20 (a)(b)	8,035
2,585,000	DNB Bank ASA 144A, (3 mo. LIBOR USD + 0.370%), 3.17%, 10/02/20 (a)(b)	2,587
3,800,000	Federation des Caisses Desjardins du Quebec 144A, (3 mo. LIBOR USD + 0.330%), 3.08%, 10/30/20 (a)(b)	3,777
540,000	Fifth Third Bank, 2.30%, 3/15/19	540
2,665,000	Fifth Third Bank, (3 mo. LIBOR USD + 0.250%), 3.00%, 10/30/20 (a)	2,652
980,000	FS KKR Capital Corp., 4.25%, 1/15/20	983
2,035,000	Goldman Sachs Group Inc., (3 mo. LIBOR USD + 0.730%), 3.55%, 12/27/20 (a)	2,039
1,325,000	Goldman Sachs Group Inc., (3 mo. LIBOR USD + 1.170%), 3.79%, 11/15/21 (a)	1,334
2,355,000	HSBC Holdings PLC, (3 mo. LIBOR USD + 0.600%), 3.24%, 5/18/21 (a)	2,351
1,810,000	HSBC Holdings PLC, (3 mo. LIBOR USD + 0.650%), 3.43%, 9/11/21 (a)	1,809
1,315,000	Huntington National Bank, (3 mo. LIBOR USD + 0.510%), 3.28%, 3/10/20 (a)	1,319
770,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 6.25%, 2/01/22	793
1,895,000	Industrial & Commercial Bank of China Ltd./New York, (3 mo. LIBOR USD + 0.750%), 3.34%, 11/08/20 (a)	1,896
755,000	ING Groep NV, (3 mo. LIBOR USD + 1.150%), 3.95%, 3/29/22 (a)	757
3,185,000	International Lease Finance Corp., 6.25%, 5/15/19	3,212
440,000	iStar Inc., 4.63%, 9/15/20	438
3,310,000	Jackson National Life Global Funding 144A, (3 mo. LIBOR USD + 0.480%), 3.25%, 6/11/21 (a)(b)	3,301
2,100,000	JPMorgan Chase & Co., (3 mo. LIBOR USD + 0.550%), 3.32%, 3/09/21 (a)	2,104
4,485,000	JPMorgan Chase & Co., (3 mo. LIBOR USD + 0.610%), 3.41%, 6/18/22 (a)	4,466
2,505,000	JPMorgan Chase & Co., (3 mo. LIBOR USD + 0.680%), 3.42%, 6/01/21 (a)	2,512

3 Payden Mutual Funds

Principal or Shares	Security Description		Value (000)

640,000	KeyBank NA, 2.35%, 3/08/19	$	640
3,290,000	Macquarie Group Ltd. 144A, (3 mo. LIBOR USD + 1.020%), 3.73%, 11/28/23 (a)(b)		3,242
750,000	Marsh & McLennan Cos. Inc., 3.50%, 12/29/20		758
2,425,000	Metropolitan Life Global Funding I 144A, (3 mo. LIBOR USD + 0.230%), 3.03%, 1/08/21 (a)(b)		2,420
2,250,000	Mitsubishi UFJ Financial Group Inc., (3 mo. LIBOR USD + 0.650%), 3.41%, 7/26/21 (a)		2,251
520,000	Mitsubishi UFJ Financial Group Inc., (3 mo. LIBOR USD + 0.920%), 3.61%, 2/22/22 (a)		521
1,700,000	Mizuho Financial Group Inc., (3 mo. LIBOR USD + 0.940%), 3.65%, 2/28/22 (a)		1,706
940,000	Morgan Stanley, 2.45%, 2/01/19		940
1,145,000	Morgan Stanley, (3 mo. LIBOR USD + 0.800%), 3.41%, 2/14/20 (a)		1,145
1,570,000	Morgan Stanley, (3 mo. LIBOR USD + 0.740%), 3.51%, 7/23/19 (a)		1,574
2,800,000	MUFG Bank Ltd. 144A, 2.35%, 9/08/19 (b)		2,793
750,000	National Australia Bank Ltd. 144A, (3 mo. LIBOR USD + 0.510%), 3.19%, 5/22/20 (a)(b)		753
3,755,000	Regions Bank, (3 mo. LIBOR USD + 0.380%), 3.18%, 4/01/21 (a)		3,717
1,920,000	Royal Bank of Canada, 1.63%, 4/15/19		1,916
4,375,000	Royal Bank of Canada, (3 mo. LIBOR USD + 0.390%), 3.14%, 4/30/21 (a)		4,378
3,145,000	Royal Bank of Scotland Group PLC, (3 mo. LIBOR USD + 1.470%), 4.09%, 5/15/23 (a)		3,086
595,000	Santander UK PLC, 2.50%, 3/14/19		595
3,350,000	Santander UK PLC, (3 mo. LIBOR USD + 0.300%), 3.04%, 11/03/20 (a)		3,340
2,500,000	SL Green Operating Partnership LP, (3 mo. LIBOR USD + 0.980%), 3.61%, 8/16/21 (a)		2,485
806,000	SLM Corp., 5.13%, 4/05/22		784
1,120,000	Standard Chartered PLC 144A, (3 mo. LIBOR USD + 1.130%), 3.77%, 8/19/19 (a)(b)		1,126
690,000	Starwood Property Trust Inc., 3.63%, 2/01/21		682
950,000	Sterling Bancorp, 3.50%, 6/08/20		941
985,000	Sumitomo Mitsui Banking Corp., (3 mo. LIBOR USD + 0.350%), 3.12%, 1/17/20 (a)		987
4,060,000	Sumitomo Mitsui Banking Corp., (3 mo. LIBOR USD + 0.370%), 3.15%, 10/16/20 (a)		4,056
1,270,000	Sumitomo Mitsui Trust Bank Ltd. 144A, 2.05%, 3/06/19 (b)		1,269
1,675,000	Sumitomo Mitsui Trust Bank Ltd. 144A, (3 mo. LIBOR USD + 0.440%), 3.24%, 9/19/19 (a)(b)		1,677
3,640,000	TD Ameritrade Holding Corp., (3 mo. LIBOR USD + 0.430%), 3.17%, 11/01/21 (a)		3,647
2,110,000	UBS AG 144A, (3 mo. LIBOR USD + 0.480%), 3.22%, 12/01/20 (a)(b)		2,109
2,320,000	UBS AG 144A, (3 mo. LIBOR USD + 0.580%), 3.35%, 6/08/20 (a)(b)		2,327
5,375,000	Wells Fargo & Co., (3 mo. LIBOR USD + 0.930%), 3.55%, 2/11/22 (a)		5,392
3,750,000	Wells Fargo Bank NA, (3 mo. LIBOR USD + 0.310%), 3.10%, 1/15/21 (a)(g)		3,744

			187,207

Principal or Shares	Security Description		Value (000)

Industrial (17%)
1,570,000	Alimentation Couche-Tard Inc. 144A, (3 mo. LIBOR USD + 0.500%), 3.28%, 12/13/19 (a)(b)	$	1,570
2,170,000	America Movil SAB de CV, 5.00%, 3/30/20		2,212
900,000	American Honda Finance Corp., 1.20%, 7/12/19		894
2,000,000	Anthem Inc., 2.25%, 8/15/19		1,995
500,000	APRR SA, (3 mo. EURIBOR + 0.750%), 0.44%, 3/31/19 EUR (a)(c)(f)		573
3,000,000	ArcelorMittal, 3.00%, 3/25/19 EUR (c)(f)		3,448
1,500,000	AT&T Inc., 2.30%, 3/11/19		1,500
400,000	AutoZone Inc., 1.63%, 4/21/19		399
1,065,000	Aviation Capital Group LLC 144A, (3 mo. LIBOR USD + 0.670%), 3.42%, 7/30/21 (a)(b)		1,058
3,620,000	Aviation Capital Group LLC 144A, (3 mo. LIBOR USD + 0.950%), 3.69%, 6/01/21 (a)(b)		3,602
3,080,000	BAT Capital Corp., (3 mo. LIBOR USD + 0.590%), 3.20%, 8/14/20 (a)		3,051
2,035,000	Bayer U.S. Finance II LLC 144A, (3 mo. LIBOR USD + 0.630%), 3.45%, 6/25/21 (a)(b)		2,014
2,020,000	Becton Dickinson and Co., (3 mo. LIBOR USD + 0.875%), 3.68%, 12/29/20 (a)		2,012
620,000	BMW U.S. Capital LLC 144A, 1.50%, 4/11/19 (b)		619
3,410,000	BMW U.S. Capital LLC 144A, (3 mo. LIBOR USD + 0.500%), 3.12%, 8/13/21 (a)(b)		3,395
1,850,000	Bristol-Myers Squibb Co., 1.60%, 2/27/19		1,849
2,245,000	Broadcom Corp./Broadcom Cayman Finance Ltd., 2.38%, 1/15/20		2,228
1,145,000	Cardinal Health Inc., 1.95%, 6/14/19		1,142
3,020,000	Central Nippon Expressway Co. Ltd., 2.17%, 8/05/19 (f)		3,008
1,940,000	Cigna Corp. 144A, 3.20%, 9/17/20 (b)		1,943
2,435,000	Cigna Corp. 144A, (3 mo. LIBOR USD + 0.650%), 3.44%, 9/17/21 (a)(b)		2,421
1,790,000	Comcast Corp., (3 mo. LIBOR USD + 0.330%), 3.13%, 10/01/20 (a)		1,792
1,980,000	Comcast Corp., (3 mo. LIBOR USD + 0.440%), 3.24%, 10/01/21 (a)		1,982
1,500,000	Comcast Corp., 3.30%, 10/01/20		1,510
3,545,000	Conagra Brands Inc., (3 mo. LIBOR USD + 0.500%), 3.30%, 10/09/20 (a)		3,517
526,000	CVS Health Corp., (3 mo. LIBOR USD + 0.630%), 3.40%, 3/09/20 (a)		527
1,275,000	CVS Health Corp., (3 mo. LIBOR USD + 0.720%), 3.49%, 3/09/21 (a)		1,278
1,330,000	Daimler Finance North America LLC 144A, 1.50%, 7/05/19 (b)		1,323
1,460,000	Daimler Finance North America LLC 144A, (3 mo. LIBOR USD + 0.530%), 3.11%, 5/05/20 (a)(b)		1,456
4,500,000	Daimler Finance North America LLC 144A, (3 mo. LIBOR USD + 0.620%), 3.37%, 10/30/19 (a)(b)		4,504
200,000	Dell International LLC/EMC Corp. 144A, 5.88%, 6/15/21 (b)		204
2,430,000	Delta Air Lines Inc., 2.60%, 12/04/20		2,400
3,500,000	Dollar Tree Inc., (3 mo. LIBOR USD + 0.700%), 3.47%, 4/17/20 (a)		3,486

4

Principal or Shares	Security Description	Value (000)

846,000	DXC Technology Co., (3 mo. LIBOR USD + 0.950%), 3.69%, 3/01/21 (a)	$ 844
3,745,000	Express Scripts Holding Co., (3 mo. LIBOR USD + 0.750%), 3.46%, 11/30/20 (a)	3,745
535,000	Ford Motor Credit Co. LLC, 2.26%, 3/28/19	534
1,240,000	Ford Motor Credit Co. LLC, (3 mo. LIBOR USD + 0.830%), 3.45%, 8/12/19 (a)	1,237
1,445,000	Ford Motor Credit Co. LLC, (3 mo. LIBOR USD + 0.790%), 3.57%, 6/12/20 (a)	1,425
1,460,000	Ford Motor Credit Co. LLC, (3 mo. LIBOR USD + 0.830%), 3.61%, 3/12/19 (a)	1,460
890,000	Ford Motor Credit Co. LLC, (3 mo. LIBOR USD + 1.270%), 4.08%, 3/28/22 (a)	849
1,235,000	General Motors Co., (3 mo. LIBOR USD + 0.800%), 3.39%, 8/07/20 (a)	1,226
1,700,000	General Motors Financial Co. Inc., (3 mo. LIBOR USD + 0.540%), 3.13%, 11/06/20 (a)	1,677
1,995,000	General Motors Financial Co. Inc., (3 mo. LIBOR USD + 0.930%), 3.73%, 4/13/20 (a)	1,988
1,190,000	General Motors Financial Co. Inc., (3 mo. LIBOR USD + 1.450%), 4.05%, 5/09/19 (a)	1,191
2,014,000	General Motors Financial Co. Inc., (3 mo. LIBOR USD + 1.310%), 4.11%, 6/30/22 (a)	1,971
1,275,000	General Motors Financial Co. Inc., (3 mo. LIBOR USD + 1.550%), 4.35%, 1/14/22 (a)	1,258
3,170,000	HCA Inc., 6.50%, 2/15/20	3,265
1,635,000	Hewlett Packard Enterprise Co. 144A, 2.10%, 10/04/19 (b)	1,625
1,860,000	Hewlett Packard Enterprise Co., (3 mo. LIBOR USD + 0.720%), 3.52%, 10/05/21 (a)	1,847
710,000	Hyundai Capital Services Inc. 144A, 1.63%, 8/30/19 (b)	704
3,750,000	Keysight Technologies Inc., 3.30%, 10/30/19	3,747
1,745,000	Lennar Corp., 2.95%, 11/29/20	1,714
840,000	Lennar Corp., 4.13%, 1/15/22 (g)	839
3,585,000	Martin Marietta Materials Inc., (3 mo. LIBOR USD + 0.500%), 3.29%, 12/20/19 (a)	3,580
795,000	Martin Marietta Materials Inc., (3 mo. LIBOR USD + 0.650%), 3.33%, 5/22/20 (a)	793
1,625,000	Microchip Technology Inc. 144A, 3.92%, 6/01/21 (b)	1,609
1,020,000	Molson Coors Brewing Co., 1.90%, 3/15/19	1,019
1,178,000	Mylan NV, 2.50%, 6/07/19	1,176
1,915,000	Nissan Motor Acceptance Corp. 144A, 2.00%, 3/08/19 (b)	1,913
1,985,000	Nissan Motor Acceptance Corp. 144A, (3 mo. LIBOR USD + 0.390%), 3.20%, 9/28/20 (a)(b)	1,973
3,500,000	Nissan Motor Acceptance Corp. 144A, (3 mo. LIBOR USD + 0.520%), 3.31%, 3/15/21 (a)(b)	3,474
330,000	Philip Morris International Inc., 1.38%, 2/25/19	330
2,080,000	Philip Morris International Inc., 1.63%, 2/21/19	2,079
1,086,000	Rockwell Collins Inc., 1.95%, 7/15/19	1,082
3,315,000	Shire Acquisitions Investments Ireland DAC, 1.90%, 9/23/19	3,290
960,000	Smithfield Foods Inc. 144A, 2.65%, 10/03/21 (b)	912
450,000	Smithfield Foods Inc. 144A, 2.70%, 1/31/20 (b)	445

Principal or Shares	Security Description	Value (000)

3,500,000	Spirit AeroSystems Inc., (3 mo. LIBOR USD + 0.800%), 3.59%, 6/15/21 (a)	$3,481
563,750	Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC 144A, 3.36%, 9/20/21 (b)	562
2,920,000	Suntory Holdings Ltd. 144A, 2.55%, 9/29/19 (b)	2,907
1,700,000	Takeda Pharmaceutical Co. Ltd. 144A, (3 mo. EURIBOR + 0.550%), 0.23%, 11/21/20 EUR (a)(b)(c)	1,944
700,000	Teva Pharmaceutical Finance Netherlands III BV, 1.70%, 7/19/19	692
2,200,000	Tyson Foods Inc., (3 mo. LIBOR USD + 0.450%), 3.10%, 8/21/20 (a)	2,176
460,000	Tyson Foods Inc., (3 mo. LIBOR USD + 0.450%), 3.16%, 5/30/19 (a)	460
535,000	Tyson Foods Inc., (3 mo. LIBOR USD + 0.550%), 3.29%, 6/02/20 (a)	533
1,555,000	United Technologies Corp., (3 mo. LIBOR USD + 0.650%), 3.28%, 8/16/21 (a)	1,555
2,065,000	Volkswagen Group of America Finance LLC 144A, 3.88%, 11/13/20 (b)	2,089
1,283,000	Vulcan Materials Co., (3 mo. LIBOR USD + 0.600%), 3.39%, 6/15/20 (a)	1,279
3,500,000	Vulcan Materials Co., (3 mo. LIBOR USD + 0.650%), 3.39%, 3/01/21 (a)	3,479

		142,890

Utility (5%)
2,010,000	AES Corp., 4.00%, 3/15/21	2,010
1,026,923	Cenovus Energy Inc., 5.70%, 10/15/19	1,041
1,695,000	Cheniere Corpus Christi Holdings LLC, 5.88%, 3/31/25	1,790
675,000	Dominion Energy Inc., 2.58%, 7/01/20	669
865,000	Dominion Energy Inc., 2.96%, 7/01/19	865
915,000	Dominion Energy Inc. 144A, (3 mo. LIBOR USD + 0.550%), 3.29%, 6/01/19 (a)(b)	915
3,565,000	DTE Energy Co., 1.50%, 10/01/19	3,528
957,000	Energy Transfer Operating LP, 9.70%, 3/15/19	964
2,730,000	EnLink Midstream Partners LP, 2.70%, 4/01/19	2,730
2,870,000	EQT Corp., (3 mo. LIBOR USD + 0.770%), 3.57%, 10/01/20 (a)	2,823
1,978,000	Husky Energy Inc., 6.15%, 6/15/19	2,002
1,325,000	Kinder Morgan Inc., (3 mo. LIBOR USD + 1.280%), 4.07%, 1/15/23 (a)	1,321
1,215,000	Mississippi Power Co., (3 mo. LIBOR USD + 0.650%), 3.47%, 3/27/20 (a)	1,215
2,595,000	Nabors Industries Inc., 4.63%, 9/15/21	2,469
830,000	Oasis Petroleum Inc., 6.88%, 1/15/23 (g)	825
1,035,000	Phillips 66, (3 mo. LIBOR USD + 0.600%), 3.29%, 2/26/21 (a)	1,033
3,040,000	Progress Energy Inc., 7.05%, 3/15/19	3,055
910,000	QEP Resources Inc., 6.88%, 3/01/21	947
3,990,000	Sempra Energy, (3 mo. LIBOR USD + 0.450%), 3.24%, 3/15/21 (a)	3,929
1,400,000	Sempra Energy, (3 mo. LIBOR USD + 0.500%), 3.29%, 1/15/21 (a)	1,381
1,420,000	Shell International Finance BV, 1.38%, 5/10/19	1,416

5 Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

3,025,000	Southern Co. 144A, (3 mo. LIBOR USD + 0.700%), 3.50%, 9/30/20 (a)(b)	$3,013
3,605,000	WGL Holdings Inc., (3 mo. LIBOR USD + 0.400%), 3.11%, 11/29/19 (a)	3,587
1,745,000	Whiting Petroleum Corp., 5.75%, 3/15/21	1,754

		45,282

Total Corporate Bond (Cost - $376,767)		375,379

Foreign Government (1%)
3,685,000	Abu Dhabi Government International Bond 144A, 6.75%, 4/08/19 (b)	3,713
950,000	Japan Bank for International Cooperation, (3 mo. LIBOR USD + 0.480%), 3.22%, 6/01/20 (a)	955
2,670,000	Japan Bank for International Cooperation, (3 mo. LIBOR USD + 0.570%), 3.26%, 2/24/20 (a)	2,683
1,600,000	Province of New Brunswick Canada, (3 mo. CDOR CAD + 0.130%), 2.31%, 8/01/19 CAD (a)(c)	1,220
371,000	Senegal Government International Bond 144A, 8.75%, 5/13/21 (b)	402
1,470,000	Vietnam Government International Bond 144A, 6.75%, 1/29/20 (b)	1,521

Total Foreign Government (Cost - $10,749)		10,494

Mortgage Backed (9%)
3,710,000	AREIT 2018-CRE2 Trust 144A, (1 mo. LIBOR USD + 0.980%), 3.49%, 11/14/35 (a)(b)	3,658
3,975,000	BXMT 2017-FL1 Ltd. 144A, (1 mo. LIBOR USD + 0.870%), 3.38%, 6/15/35 (a)(b)	3,939
2,022,361	COMM 2014-CCRE15 Mortgage Trust, 2.93%, 2/10/47	2,020
2,300,516	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 0.550%), 3.06%, 1/25/30 (a)	2,299
4,407,731	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 0.650%), 3.16%, 5/25/30 (a)	4,407
2,362,051	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 0.950%), 3.46%, 10/25/29 (a)	2,367
1,008,277	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 1.300%), 3.81%, 7/25/29 (a)	1,012
411,275	FN 906140 ARM, (12 mo. LIBOR USD + 1.677%), 4.66%, 1/01/37 (a)	432
5,650,000	Freddie Mac STACR Trust 2019-DNA1 144A, (1 mo. LIBOR USD + 0.900%), 3.41%, 1/25/49 (a)(b)	5,650
6,432,214	Freddie Mac Structured Agency Credit Risk Debt Notes, (1 mo. LIBOR USD + 0.450%), 2.96%, 7/25/30 (a)	6,409
2,946,055	Freddie Mac Structured Agency Credit Risk Debt Notes, (1 mo. LIBOR USD + 0.750%), 3.26%, 3/25/30 (a)	2,945
2,366,743	Freddie Mac Structured Agency Credit Risk Debt Notes 144A, 4.17%, 8/25/48 (b)(h)	2,375
56,130	GNR 2002-48 FT, (1 mo. LIBOR USD + 0.200%), 2.71%, 12/16/26 (a)	56

Principal or Shares	Security Description	Value (000)

356,431	Gosforth Funding 2016-1 PLC 144A, (3 mo. LIBOR GBP + 0.600%), 1.49%, 2/15/58 GBP (a)(b)(c)	$468
1,758,121	Gosforth Funding 2017-1 PLC 144A, (3 mo. LIBOR USD + 0.470%), 3.27%, 12/19/59 (a)(b)	1,757
298,679	HarborView Mortgage Loan Trust 2004-10, 4.24%, 1/19/35 (h)	295
1,376,503	JP Morgan Chase Commercial Mortgage Securities Trust 2012-CIBX, 3.14%, 6/15/45	1,374
1,188,781	JPMBB Commercial Mortgage Securities Trust 2014-C23, 3.18%, 9/15/47	1,188
1,648,200	Lanark Master Issuer PLC 144A, (3 mo. LIBOR USD + 0.420%), 3.10%, 12/22/69 (a)(b)	1,645
2,596	MASTR Asset Securitization Trust 2004-6, 5.00%, 7/25/19	3
3,714,327	New Residential Mortgage Loan Trust 2017-5 144A, (1 mo. LIBOR USD + 1.500%), 4.01%, 6/25/57 (a)(b)	3,793
4,680,000	Permanent Master Issuer PLC 144A, (3 mo. LIBOR USD + 0.380%), 3.17%, 7/15/58 (a)(b)	4,670
1,956,702	Ripon Mortgages PLC 144A, (3 mo. LIBOR GBP + 0.800%), 1.69%, 8/20/56 GBP (a)(b)(c)	2,550
43,177	Sequoia Mortgage Trust 2012-1, 2.87%, 1/25/42 (h)	43
1,453,269	Sequoia Mortgage Trust 2017-CH2 144A, 4.00%, 12/25/47 (b)(h)	1,465
6,970,000	STACR Trust 2018-DNA3 144A, (1 mo. LIBOR USD + 0.750%), 3.26%, 9/25/48 (a)(b)	6,966
2,570,000	STACR Trust 2018-HRP2 144A, (1 mo. LIBOR USD + 0.850%), 3.36%, 2/25/47 (a)(b)	2,569
6,720,000	STACR Trust 2018-HRP2 144A, (1 mo. LIBOR USD + 1.250%), 3.76%, 2/25/47 (a)(b)	6,737
131,901	Structured Adjustable Rate Mortgage Loan Trust, 4.49%, 9/25/34 (h)	133
1,889	Structured Asset Mortgage Investments Trust 2003-C1, 2.90%, 7/25/32 (h)	1
520,297	Towd Point Mortgage Funding 2016-Granite1 PLC 144A, (3 mo. LIBOR GBP + 1.180%), 2.10%, 7/20/46 GBP (a)(b)(c)	684
3,002,948	Wells Fargo Commercial Mortgage Trust 2014-LC16, 2.82%, 8/15/50	2,998

Total Mortgage Backed (Cost - $77,044)		76,908

Municipal (0%)
1,375,000	State of California, 3.28%, 4/01/47 (h)	1,384

Total Municipal (Cost - $1,382)		1,384

NCUA Guaranteed (0%)
247,561	NCUA Guaranteed Notes Trust 2010-R1, (1 mo. LIBOR USD + 0.450%), 2.97%, 10/07/20 (a)	248
1,089,336	NCUA Guaranteed Notes Trust 2010-R3, (1 mo. LIBOR USD + 0.560%), 3.08%, 12/08/20 (a)	1,091
218,197	NCUA Guaranteed Notes Trust 2011-R1, (1 mo. LIBOR USD + 0.450%), 2.97%, 1/08/20 (a)	218
18,675	NCUA Guaranteed Notes Trust 2011-R2, (1 mo. LIBOR USD + 0.400%), 2.92%, 2/06/20 (a)	19

Total NCUA Guaranteed (Cost - $1,575)		1,576

6

Principal or Shares	Security Description	Value (000)
U.S. Treasury (22%)
20,000,000	U.S. Treasury Bill, 2.41%, 2/26/19 (e)	$ 19,967
20,000,000	U.S. Treasury Bill, 2.59%, 1/02/20 (e)	19,543
20,000,000	U.S. Treasury Note, 1.38%, 2/29/20	19,752
40,000,000	U.S. Treasury Note, 2.00%, 1/31/20	39,788
17,000,000	U.S. Treasury Note, (3 mo. US Treasury Bill Yield + 0.033%), 2.44%, 4/30/20 (a)	16,997
39,000,000	U.S. Treasury Note, (3 mo. US Treasury Bill Yield + 0.043%), 2.45%, 7/31/20 (a)	38,982
10,000,000	U.S. Treasury Note, (3 mo. US Treasury Bill Yield + 0.045%), 2.45%, 10/31/20 (a)	9,992
10,000,000	U.S. Treasury Note, 2.63%, 8/31/20	10,021
10,000,000	U.S. Treasury Note, 2.75%, 9/30/20	10,042
Total U.S. Treasury (Cost - $184,917)		185,084

Investment Company (1%)
3,875,400	Payden Cash Reserves Money Market Fund *
	(Cost - $3,875)	3,875
Total Investments (Cost - $858,095) (101%)		855,940
Liabilities in excess of Other Assets (-1%)		(6,525)
Net Assets (100%)		$ 849,415

*	Affiliated investment
(a)	Floating rate security. The rate shown reflects the rate in effect at January 31, 2019.
(b)

Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(c)	Principal in foreign currency.
(d)	Floating rate security. The rate shown reflects the rate in effect at January 31, 2019. The stated maturity is subject to prepayments.
(e)	Yield to maturity at time of purchase.
(f)

Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(g)

All or a portion of these securities are on loan. At January 31, 2019, the total market value of the Fund’s securities on loan is $402 and the total market value of the collateral held by the Fund is $409. Amounts in 000s.

(h)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

Open Forward Currency Contracts to USD

Currency Purchased (000s)	Currency Sold (000s)	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) (000s)
Assets:
CAD 1,371	USD 1,043	Royal Bank of Canada	02/08/2019	$—
GBP 45	USD 59	HSBC Bank USA, N.A.	02/08/2019	—
USD 3,608	EUR 3,093	Barclays Bank PLC	03/25/2019	52

				52

Liabilities:
EUR 1	USD 1	Citibank, N.A.	02/08/2019	—
USD 2,510	EUR 2,195	Citibank, N.A.	02/08/2019	(4)
USD 3,662	GBP 2,875	HSBC Bank USA, N.A.	02/08/2019	(110)
USD 5,029	CAD 6,732	Royal Bank of Canada	02/08/2019	(95)

				(209)

Net Unrealized Appreciation (Depreciation)				$(157)

7    Payden Mutual Funds

  Schedule of Investments - January 31, 2019 (Unaudited)

Principal or Shares	Security Description	Value (000)
Asset Backed (12%)
7,500,000	Allegro CLO III Ltd. 144A, (3 mo. LIBOR USD + 0.840%), 3.61%, 7/25/27 (a)(b)	$7,464
9,500,000	Ally Auto Receivables Trust 2017-4, 1.75%, 12/15/21	9,406
3,565,000	ALM XVI Ltd./ALM XVI LLC 144A, (3 mo. LIBOR USD + 1.500%), 4.29%, 7/15/27 (a)(b)	3,532
650,000	AmeriCredit Automobile Receivables Trust 2016-2, 2.87%, 11/08/21	649
9,605,000	Apidos CLO XXI 144A, (3 mo. LIBOR USD + 0.930%), 3.71%, 7/18/27 (a)(b)	9,524
4,370,000	Ascentium Equipment Receivables 2018-2 Trust 144A, 3.51%, 4/10/24 (b)	4,407
2,000,000	Barings CLO Ltd. 2013-I 144A, (3 mo. LIBOR USD + 0.800%), 3.56%, 1/20/28 (a)(b)	1,980
9,130,000	BlueMountain CLO 2013-1 Ltd. 144A, (3 mo. LIBOR USD + 1.400%), 4.16%, 1/20/29 (a)(b)	9,130
1,790,000	BMW Vehicle Lease Trust 2018-1, 3.26%, 7/20/21	1,801
1,830,000	BMW Vehicle Lease Trust 2018-1, 3.36%, 3/21/22	1,844
5,020,000	BSPRT 2018-FL4 Issuer Ltd. 144A, (1 mo. LIBOR USD + 1.300%), 3.81%, 9/15/35 (a)(b)	4,875
450,000	Capital Auto Receivables Asset Trust 2016-2, 2.11%, 3/22/21	447
1,870,000	Capital Auto Receivables Asset Trust 2017-1 144A, 2.02%, 8/20/21 (b)	1,859
5,150,000	Carmax Auto Owner Trust 2018-4, 3.36%, 9/15/23	5,205
8,500,000	Carmax Auto Owner Trust 2019-1, 3.05%, 3/15/24	8,525
6,180,000	CNH Equipment Trust 2019-A, 3.01%, 4/15/24	6,179
5,937,735	Colony Starwood Homes 2016-2 Trust 144A, (1 mo. LIBOR USD + 1.250%), 3.76%, 12/17/33 (a)(b)	5,942
3,740,000	Dell Equipment Finance Trust 2018-2 144A, 3.37%, 10/22/23 (b)	3,761
2,520,000	Drive Auto Receivables Trust, 3.36%, 10/17/22	2,524
2,444,472	Enterprise Fleet Financing LLC 144A, 2.13%, 5/22/23 (b)	2,426
2,370,000	GM Financial Automobile Leasing Trust 2018-2, 3.06%, 6/21/21	2,373
6,890,000	GM Financial Consumer Automobile Receivables Trust 2018-4, 3.21%, 10/16/23	6,951
1,810,000	Hyundai Auto Receivables Trust 2016-B, 2.68%, 9/15/23	1,787
4,194,823	Invitation Homes 2018-SFR1 Trust 144A, (1 mo. LIBOR USD + 0.700%), 3.21%, 3/17/37 (a)(b)	4,126
4,550,000	KREF 2018-FL1 Ltd. 144A, (1 mo. LIBOR USD + 1.100%), 3.61%, 6/15/36 (a)(b)	4,520
278,486	L.A. Arena Funding LLC 144A, 7.66%, 12/15/26 (b)	291
4,675,000	LCM XX LP 144A, (3 mo. LIBOR USD + 1.040%), 3.80%, 10/20/27 (a)(b)	4,645

Principal or Shares	Security Description	Value (000)

1,979,801	MVW Owner Trust 2017-1 144A, 2.42%, 12/20/34 (b)	$1,928
1,600,000	OZLM XIII Ltd. 144A, (3 mo. LIBOR USD + 1.080%), 3.83%, 7/30/27 (a)(b)	1,590
6,140,000	PFS Financing Corp. 144A, 2.89%, 2/15/23 (b)	6,100
1,970,000	Prestige Auto Receivables Trust 2018-1 144A, 3.29%, 9/15/22 (b)	1,975
1,070,000	Santander Drive Auto Receivables Trust 2015-2, 3.02%, 4/15/21	1,070
1,750,000	Santander Drive Auto Receivables Trust 2016-2, 2.66%, 11/15/21	1,747
3,860,000	Santander Drive Auto Receivables Trust 2018-5, 3.19%, 3/15/22	3,873
2,420,000	Taco Bell Funding LLC 144A, 4.32%, 11/25/48 (b)	2,457
7,500,000	Venture XXIV CLO Ltd. 144A, (3 mo. LIBOR
	USD + 1.420%), 4.18%, 10/20/28 (a)(b)	7,493
8,600,000	Verizon Owner Trust 2017-3 144A, 2.06%, 4/20/22 (b)	8,523
3,710,000	Volkswagen Auto Loan Enhanced Trust 2018-1, 3.02%, 11/21/22	3,726
980,000	Westlake Automobile Receivables Trust 2016-2 144A, 4.10%, 6/15/21 (b)	985
1,940,000	Westlake Automobile Receivables Trust 2017-1 144A, 2.70%, 10/17/22 (b)	1,935
2,340,000	Wingstop Funding 2018-1 LLC 144A, 4.97%, 12/05/48 (b)	2,399

Total Asset Backed (Cost - $162,426)		161,974

Commercial Paper (1%)
10,000,000	CenterPoint Energy Inc., 0.00%, 2/01/19 (c) (Cost - $10,000)	9,999

Corporate Bond (36%)
Financial (18%)
1,955,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.50%, 5/26/22	1,915
1,200,000	AIA Group Ltd. 144A, 2.25%, 3/11/19 (b)	1,200
2,500,000	Air Lease Corp., 2.13%, 1/15/20	2,478
1,065,000	American Express Credit Corp., 1.88%, 5/03/19	1,063
3,920,000	American Express Credit Corp., 2.20%, 3/03/20	3,895
1,020,000	ANZ New Zealand International Ltd. 144A, 2.20%, 7/17/20 (b)	1,007
2,625,000	Ares Capital Corp., 3.63%, 1/19/22	2,584
1,700,000	Associated Bank NA/Green Bay WI, 3.50%, 8/13/21	1,700
2,275,000	Assurant Inc., (3 mo. LIBOR USD + 1.250%), 4.07%, 3/26/21 (a)	2,274
2,265,000	Athene Global Funding 144A, 2.75%, 4/20/20 (b)	2,246
830,000	Banco de Credito del Peru/Panama 144A, 2.25%, 10/25/19 (b)(d)	825
2,475,000	Banco del Estado de Chile 144A, 2.67%, 1/08/21 (b)	2,431
3,450,000	Banco Santander Chile 144A, 2.50%, 12/15/20 (b)	3,400
3,600,000	Banco Santander SA, 3.13%, 2/23/23	3,501
795,000	Bank of America Corp., 2.15%, 11/09/20	785

8

Principal or Shares	Security Description	Value (000)

2,760,000	Bank of America Corp., (3 mo. LIBOR USD + 0.630%), 2.33%, 10/01/21 (a)	$ 2,726
4,500,000	Bank of America Corp., (3 mo. LIBOR USD + 0.650%), 3.47%, 6/25/22 (a)	4,494
2,500,000	Bank of America Corp., (3 mo. LIBOR USD + 0.630%), 3.50%, 5/17/22 (a)	2,521
1,390,000	Banque Federative du Credit Mutuel SA 144A, 2.00%, 4/12/19 (b)	1,388
1,000,000	Banque Federative du Credit Mutuel SA 144A, 2.20%, 7/20/20 (b)	987
2,000,000	Banque Federative du Credit Mutuel SA 144A, 2.70%, 7/20/22 (b)	1,957
3,832,000	Barclays PLC, 2.75%, 11/08/19	3,825
2,495,000	Barclays PLC, 3.25%, 1/12/21	2,473
2,750,000	BNZ International Funding Ltd. 144A, 2.40%, 2/21/20 (b)	2,729
1,885,000	BPCE SA 144A, (3 mo. LIBOR USD + 1.220%), 3.90%, 5/22/22 (a)(b)	1,885
5,300,000	Capital One Financial Corp., (3 mo. LIBOR USD + 0.950%), 3.72%, 3/09/22 (a)	5,263
4,455,000	Capital One NA, 2.35%, 1/31/20	4,428
3,000,000	Citigroup Inc., 2.35%, 8/02/21	2,948
4,235,000	Citigroup Inc., 2.45%, 1/10/20	4,217
1,020,000	Citizens Bank NA, 2.20%, 5/26/20	1,007
1,510,000	Citizens Bank NA, 2.25%, 3/02/20	1,498
2,960,000	Credit Agricole SA 144A, 3.38%, 1/10/22 (b)	2,939
5,380,000	Credit Suisse Group Funding Guernsey Ltd., 2.75%, 3/26/20	5,350
2,280,000	Danske Bank A/S 144A, 1.65%, 9/06/19 (b)	2,250
4,775,000	Deutsche Bank AG, 3.15%, 1/22/21	4,644
4,660,000	DNB Bank ASA 144A, 2.13%, 10/02/20 (b)	4,587
1,470,000	Enstar Group Ltd., 4.50%, 3/10/22	1,482
4,505,000	Federation des Caisses Desjardins du Quebec 144A, 2.25%, 10/30/20 (b)	4,450
870,000	Fifth Third Bank, 2.20%, 10/30/20	858
2,790,000	FS KKR Capital Corp., 4.25%, 1/15/20	2,799
3,980,000	Goldman Sachs Group Inc., 2.60%, 12/27/20	3,955
5,420,000	Goldman Sachs Group Inc., 3.00%, 4/26/22	5,363
3,250,000	HSBC Holdings PLC, (3 mo. LIBOR USD + 0.600%), 3.24%, 5/18/21 (a)	3,244
1,900,000	HSBC Holdings PLC, (3 mo. LIBOR USD + 0.650%), 3.43%, 9/11/21 (a)	1,899
1,835,000	Huntington National Bank, 2.38%, 3/10/20	1,825
1,320,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 6.25%, 2/01/22	1,359
3,710,000	ICICI Bank Ltd. 144A, 5.75%, 11/16/20 (b)	3,818
4,445,000	ING Groep NV, (3 mo. LIBOR USD + 1.150%), 3.95%, 3/29/22 (a)	4,458
3,100,000	International Lease Finance Corp., 4.63%, 4/15/21	3,141
3,000,000	International Lease Finance Corp., 6.25%, 5/15/19	3,026
3,260,000	Intesa Sanpaolo SpA 144A, 3.13%, 7/14/22 (b)	3,066
745,000	iStar Inc., 4.63%, 9/15/20	741
5,150,000	Jackson National Life Global Funding 144A, 3.30%, 2/01/22 (b)	5,174

Principal or Shares	Security Description	Value (000)

3,825,000	JPMorgan Chase & Co., (3 mo. LIBOR USD + 0.680%), 3.42%, 6/01/21 (a)	$ 3,836
4,350,000	JPMorgan Chase & Co., (3 mo. LIBOR USD + 0.610%), 3.51%, 6/18/22 (a)	4,396
880,000	JPMorgan Chase & Co., 6.30%, 4/23/19	887
2,215,000	KeyBank NA, 3.30%, 2/01/22	2,228
5,005,000	Macquarie Group Ltd. 144A, (3 mo. LIBOR USD + 1.020%), 3.73%, 11/28/23 (a)(b)	4,933
1,600,000	Macquarie Group Ltd. 144A, 7.63%, 8/13/19 (b)	1,640
1,000,000	Marsh & McLennan Cos. Inc., 3.50%, 12/29/20	1,010
2,940,000	Metropolitan Life Global Funding I 144A, 2.40%, 1/08/21 (b)	2,914
1,320,000	Mitsubishi UFJ Financial Group Inc., (3 mo. LIBOR USD + 0.920%), 3.61%, 2/22/22 (a)	1,323
1,530,000	Mizuho Bank Ltd. 144A, 2.40%, 3/26/20 (b)	1,521
6,000,000	Morgan Stanley, (3 mo. LIBOR USD + 0.550%), 3.17%, 2/10/21 (a)	5,997
4,000,000	Morgan Stanley, (3 mo. LIBOR USD + 1.140%), 3.91%, 1/27/20 (a)	4,030
1,186,000	Morgan Stanley, (3 mo. LIBOR USD + 1.180%), 3.94%, 1/20/22 (a)	1,198
1,700,000	PNC Bank NA, 2.45%, 11/05/20	1,685
5,420,000	Royal Bank of Scotland Group PLC, (3 mo. LIBOR USD + 1.470%), 4.09%, 5/15/23 (a)	5,319
2,050,000	Santander Holdings USA Inc., 3.70%, 3/28/22	2,049
1,595,000	Santander Holdings USA Inc., 4.45%, 12/03/21	1,623
4,300,000	Santander UK PLC, 2.38%, 3/16/20	4,271
3,800,000	Scentre Group Trust 1/Scentre Group Trust 2 144A, 2.38%, 11/05/19 (b)	3,777
1,136,000	SLM Corp., 5.13%, 4/05/22	1,105
2,400,000	Standard Chartered PLC 144A, 2.10%, 8/19/19 (b)	2,388
2,720,000	Standard Chartered PLC 144A, 2.40%, 9/08/19 (b)	2,711
1,045,000	Starwood Property Trust Inc., 3.63%, 2/01/21	1,033
1,455,000	Sterling Bancorp, 3.50%, 6/08/20	1,441
2,395,000	Sumitomo Mitsui Banking Corp., 2.09%, 10/18/19	2,381
1,405,000	Sumitomo Mitsui Trust Bank Ltd. 144A, 1.95%, 9/19/19 (b)	1,395
1,995,000	Sumitomo Mitsui Trust Bank Ltd. 144A, 2.05%, 10/18/19 (b)	1,980
2,870,000	Suncorp-Metway Ltd. 144A, 2.35%, 4/27/20 (b)	2,840
2,245,000	Suncorp-Metway Ltd. 144A, 2.38%, 11/09/20 (b)	2,204
5,145,000	SunTrust Bank, (3 mo. LIBOR USD + 0.298%), 2.59%, 1/29/21 (a)	5,124
1,045,000	Synchrony Financial, 3.00%, 8/15/19	1,042
750,000	Synchrony Financial, (3 mo. LIBOR USD + 1.230%), 3.97%, 2/03/20 (a)	750
2,540,000	UBS AG 144A, 2.20%, 6/08/20 (b)	2,509
2,070,000	UBS AG 144A, 2.45%, 12/01/20 (b)	2,043
1,000,000	UniCredit SpA 144A, 6.57%, 1/14/22 (b)	1,022
3,000,000	VEREIT Operating Partnership LP, 3.00%, 2/06/19	3,000

9 Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

700,000	WEA Finance LLC/Westfield UK & Europe Finance PLC 144A, 2.70%, 9/17/19 (b)	$ 698
5,155,000	Wells Fargo Bank NA, 3.63%, 10/22/21	5,233

		241,614

Industrial (12%)
1,485,000	AbbVie Inc., 3.38%, 11/14/21	1,497
3,755,000	Alimentation Couche-Tard Inc. 144A, 2.35%, 12/13/19 (b)	3,728
2,495,000	Anglo American Capital PLC 144A, 4.13%, 4/15/21 (b)	2,495
3,500,000	Anthem Inc., 3.70%, 8/15/21	3,543
4,622,000	AT&T Inc., 5.00%, 3/01/21	4,793
2,000,000	Aviation Capital Group LLC 144A, 4.38%, 1/30/24 (b)	2,003
2,250,000	Bayer U.S. Finance II LLC 144A, 3.50%, 6/25/21 (b)	2,245
3,095,000	BMW U.S. Capital LLC 144A, 3.25%, 8/14/20 (b)	3,116
4,510,000	Broadcom Corp./Broadcom Cayman Finance Ltd., 2.20%, 1/15/21	4,402
3,690,000	Broadcom Corp./Broadcom Cayman Finance Ltd., 2.38%, 1/15/20	3,662
705,000	Centene Corp., 4.75%, 5/15/22	720
3,220,000	Cigna Corp. 144A, 3.20%, 9/17/20 (b)	3,226
1,825,000	Cigna Corp. 144A, (3 mo. LIBOR USD + 0.650%), 3.44%, 9/17/21 (a)(b)	1,815
2,830,000	CK Hutchison International 17 II Ltd. 144A, 2.25%, 9/29/20 (b)	2,786
3,995,000	Comcast Corp., 3.30%, 10/01/20	4,023
1,962,000	Comcast Corp., 3.45%, 10/01/21	1,986
860,000	Conagra Brands Inc., (3 mo. LIBOR USD + 0.750%), 3.51%, 10/22/20 (a)	856
1,265,000	Conagra Brands Inc., 3.80%, 10/22/21	1,271
1,996,000	Constellation Brands Inc., 2.00%, 11/07/19	1,980
3,150,000	CVS Health Corp., 3.13%, 3/09/20	3,153
3,000,000	CVS Health Corp., (3 mo. LIBOR USD + 0.720%), 3.49%, 3/09/21 (a)	3,006
3,070,000	Daimler Finance North America LLC 144A, 1.50%, 7/05/19 (b)	3,054
635,000	Daimler Finance North America LLC 144A, 2.20%, 5/05/20 (b)	628
1,255,000	Danone SA 144A, 1.69%, 10/30/19 (b)	1,242
4,050,000	Dell International LLC/EMC Corp. 144A, 3.48%, 6/01/19 (b)	4,052
3,450,000	Dell International LLC/EMC Corp. 144A, 4.42%, 6/15/21 (b)	3,511
400,000	Dell International LLC/EMC Corp. 144A, 5.88%, 6/15/21 (b)	407
2,999,000	Delta Air Lines Inc., 2.60%, 12/04/20	2,962
1,755,000	Delta Air Lines Inc., 2.88%, 3/13/20	1,745
1,400,000	El Corte Ingles SA 144A, 3.00%, 3/15/24 EUR (b)(e)	1,637
875,000	Elanco Animal Health Inc. 144A, 3.91%, 8/27/21 (b)	877
2,800,000	Express Scripts Holding Co., 2.60%, 11/30/20	2,769
3,060,000	Ford Motor Credit Co. LLC, 2.02%, 5/03/19	3,051

Principal or Shares	Security Description	Value (000)

1,385,000	Ford Motor Credit Co. LLC, 2.26%, 3/28/19	$ 1,382
2,635,000	Ford Motor Credit Co. LLC, 2.68%, 1/09/20	2,609
1,100,000	Ford Motor Credit Co. LLC, (3 mo. LIBOR USD + 1.270%), 4.08%, 3/28/22 (a)	1,049
65,000	Fortive Corp., 1.80%, 6/15/19	65
1,270,000	Fox Corp. 144A, 3.67%, 1/25/22 (b)	1,283
1,700,000	GATX Corp., 2.50%, 7/30/19	1,695
1,815,000	General Motors Financial Co. Inc., 2.65%, 4/13/20 (d)	1,800
4,000,000	General Motors Financial Co. Inc., (3 mo. LIBOR USD + 0.930%), 3.73%, 4/13/20 (a)	3,986
3,285,000	General Motors Financial Co. Inc., (3 mo. LIBOR USD + 1.310%), 4.11%, 6/30/22 (a)	3,215
3,800,000	General Motors Financial Co. Inc., (3 mo. LIBOR USD + 1.550%), 4.35%, 1/14/22 (a)	3,750
1,635,000	Hewlett Packard Enterprise Co., 3.50%, 10/05/21 (d)	1,649
1,400,000	Hyundai Capital Services Inc. 144A, 1.63%, 8/30/19 (b)	1,388
2,430,000	Indonesia Asahan Aluminium Persero PT 144A, 5.23%, 11/15/21 (b)	2,513
2,320,000	Lennar Corp., 4.13%, 1/15/22	2,318
1,420,000	Microchip Technology Inc. 144A, 3.92%, 6/01/21 (b)	1,406
1,178,000	Mylan NV, 2.50%, 6/07/19	1,176
1,480,000	Nissan Motor Acceptance Corp. 144A, 2.15%, 9/28/20 (b)	1,449
985,000	Packaging Corp. of America, 2.45%, 12/15/20	972
3,155,000	Pelabuhan Indonesia III Persero PT 144A, 4.50%, 5/02/23 (b)	3,181
2,900,000	Penske Truck Leasing Co. LP/PTL Finance Corp. 144A, 3.20%, 7/15/20 (b)	2,896
1,450,000	Penske Truck Leasing Co. LP/PTL Finance Corp. 144A, 3.65%, 7/29/21 (b)	1,459
1,066,000	Royal Caribbean Cruises Ltd., 2.65%, 11/28/20	1,051
8,487,000	Shire Acquisitions Investments Ireland DAC, 1.90%, 9/23/19	8,422
1,550,000	Sirius XM Radio Inc. 144A, 3.88%, 8/01/22 (b)	1,534
1,050,000	SMBC Aviation Capital Finance DAC 144A, 2.65%, 7/15/21 (b)	1,023
1,595,000	SMBC Aviation Capital Finance DAC 144A, 3.00%, 7/15/22 (b)	1,553
1,415,000	Smithfield Foods Inc. 144A, 2.65%, 10/03/21 (b)	1,344
1,085,000	Smithfield Foods Inc. 144A, 2.70%, 1/31/20 (b)	1,072
1,130,000	Spirit AeroSystems Inc., (3 mo. LIBOR USD + 0.800%), 3.59%, 6/15/21 (a)	1,124
3,203,750	Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC 144A, 3.36%, 9/20/21 (b)	3,194
4,170,000	Suntory Holdings Ltd. 144A, 2.55%, 9/29/19 (b)	4,151
1,615,000	Takeda Pharmaceutical Co. Ltd. 144A, 3.80%, 11/26/20 (b)	1,633
1,940,000	Teva Pharmaceutical Finance Netherlands III BV, 1.70%, 7/19/19	1,918
930,000	Teva Pharmaceutical Finance Netherlands III BV, 2.20%, 7/21/21	880

10

Principal or Shares	Security Description	Value (000)

1,100,000	Teva Pharmaceutical Finance Netherlands III BV, 6.00%, 4/15/24	$ 1,120
1,300,000	United Technologies Corp., 3.35%, 8/16/21	1,313
4,735,000	Verizon Communications Inc., (3 mo. LIBOR USD + 1.000%), 3.79%, 3/16/22 (a)	4,785
2,255,000	ViaSat Inc. 144A, 5.63%, 9/15/25 (b)	2,131
2,750,000	Volkswagen Group of America Finance LLC 144A, 3.88%, 11/13/20 (b)	2,782
2,000,000	Vulcan Materials Co., (3 mo. LIBOR USD + 0.600%), 3.39%, 6/15/20 (a)	1,994
4,060,000	Zimmer Biomet Holdings Inc., 2.70%, 4/01/20 (d)	4,041

		170,547

Utility (6%)
3,030,000	AES Corp., 4.00%, 3/15/21	3,030
4,501,000	American Electric Power Co. Inc., 2.15%, 11/13/20	4,431
1,989,615	Cenovus Energy Inc., 5.70%, 10/15/19	2,018
2,135,000	CenterPoint Energy Inc., 3.60%, 11/01/21	2,154
2,400,000	Cheniere Corpus Christi Holdings LLC, 5.88%, 3/31/25	2,534
1,900,000	Chesapeake Energy Corp., 7.00%, 10/01/24 (d)	1,864
1,030,000	Diamondback Energy Inc. 144A, 4.75%, 11/01/24 (b)	1,033
911,000	Dominion Energy Inc., 2.58%, 7/01/20	904
4,690,000	Dominion Energy Inc., 2.96%, 7/01/19	4,688
1,530,000	DTE Energy Co., 1.50%, 10/01/19 (d)	1,514
2,073,000	Energy Transfer LP, 4.25%, 3/15/23	2,094
1,385,000	Energy Transfer Operating LP, 9.00%, 4/15/19	1,401
770,000	Energy Transfer Partners LP/Regency Energy Finance Corp., 5.88%, 3/01/22	814
4,795,000	EnLink Midstream Partners LP, 2.70%, 4/01/19	4,795
1,180,000	EQT Corp., 2.50%, 10/01/20	1,152
2,170,000	Kinder Morgan Energy Partners LP, 2.65%, 2/01/19	2,170
1,198,000	Kinder Morgan Inc., 3.05%, 12/01/19	1,199
2,255,000	Kinder Morgan Inc., (3 mo. LIBOR USD + 1.280%), 4.07%, 1/15/23 (a)	2,249
4,165,000	Nabors Industries Inc., 4.63%, 9/15/21	3,962
2,930,000	NextEra Energy Capital Holdings Inc., 3.34%, 9/01/20	2,946
1,268,000	Oasis Petroleum Inc., 6.88%, 1/15/23	1,260
1,545,000	ONEOK Inc., 4.25%, 2/01/22	1,571
2,035,000	Phillips 66 144A, (3 mo. LIBOR USD + 0.750%), 3.54%, 4/15/20 (a)(b)	2,035
4,685,000	PNM Resources Inc., 3.25%, 3/09/21	4,655
1,303,000	QEP Resources Inc., 6.88%, 3/01/21	1,355
4,360,000	Sabine Pass Liquefaction LLC, 5.63%, 2/01/21	4,514
1,000,000	Sempra Energy, 2.40%, 2/01/20	991
4,940,000	Sinopec Group Overseas Development 2017 Ltd. 144A, 2.38%, 4/12/20 (b)	4,891
2,150,000	Southern California Edison Co., 1.85%, 2/01/22	2,106
3,114,000	Southern Co., 2.35%, 7/01/21	3,053
810,000	Sunoco LP/Sunoco Finance Corp., 4.88%, 1/15/23	800
1,346,000	TransCanada PipeLines Ltd., 2.13%, 11/15/19	1,338
1,665,000	WEC Energy Group Inc., 3.38%, 6/15/21	1,672

Principal or Shares	Security Description	Value (000)

2,525,000	Whiting Petroleum Corp., 5.75%, 3/15/21	$ 2,538

		79,731

Total Corporate Bond (Cost - $494,508)		491,892

Foreign Government (2%)
1,960,000	Abu Dhabi Government International Bond 144A, 2.50%, 10/11/22 (b)	1,925
4,880,000	Argentine Republic Government International Bond, 4.63%, 1/11/23	4,200
1,600,000	Argentine Republic Government International Bond, 5.63%, 1/26/22	1,458
2,100,000	Caisse d’Amortissement de la Dette Sociale 144A, 1.75%, 9/24/19 (b)	2,089
2,120,000	Fondo MIVIVIENDA SA 144A, 3.50%, 1/31/23 (b)	2,099
3,130,000	Georgia Government International Bond 144A, 6.88%, 4/12/21 (b)	3,321
800,000	Hellenic Republic Government Bond 144A, 3.38%, 2/15/25 EUR (b)(e)(f)	909
4,500,000	Mexico Government International Bond, 3.63%, 3/15/22	4,509
3,500,000	Oman Sovereign Sukuk SAOC 144A, 5.93%, 10/31/25 (b)	3,408
2,730,000	Perusahaan Penerbit SBSN Indonesia III 144A, 3.40%, 3/29/22 (b)	2,713
646,000	Senegal Government International Bond 144A, 8.75%, 5/13/21 (b)	700
2,310,000	Vietnam Government International Bond 144A, 6.75%, 1/29/20 (b)	2,390

Total Foreign Government (Cost - $30,892)		29,721

Mortgage Backed (6%)
3,280,000	AREIT 2018-CRE2 Trust 144A, (1 mo. LIBOR USD + 1.400%), 3.91%, 11/14/35 (a)(b)	3,205
77,680,546	BANK 2018-BNK14, 0.53%, 9/15/60 (g)	2,896
130,547,691	BENCHMARK 2018-B6 Mortgage Trust, 0.45%, 10/10/51 (g)	3,965
45,190,415	Citigroup Commercial Mortgage Trust 2018-C6, 0.64%, 11/10/51 (g)	2,792
2,309,230	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 0.550%), 3.06%, 1/25/30 (a)	2,308
3,815,018	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 1.150%), 3.66%, 9/25/29 (a)	3,828
83,745	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 1.950%), 4.46%, 8/25/28 (a)	84
2,560,000	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 2.200%), 4.71%, 8/25/30 (a)	2,558
6,050,000	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 2.250%), 4.76%, 7/25/30 (a)	6,108
5,804,697	Flagstar Mortgage Trust 2018-4 144A, 4.00%, 7/25/48 (b)(g)	5,858
245,294	FN BM4539 ARM, (12 mo. LIBOR USD + 1.622%), 4.14%, 8/01/38 (a)	256

11 Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

981,871	FN BM4541 ARM, (12 mo. LIBOR USD + 1.489%), 4.14%, 10/01/38 (a)	$ 1,022
5,107,643	Freddie Mac Structured Agency Credit Risk Debt Notes, (1 mo. LIBOR USD + 1.200%), 3.71%, 10/25/29 (a)	5,142
3,256,345	Freddie Mac Structured Agency Credit Risk Debt Notes, (1 mo. LIBOR USD + 2.900%), 5.41%, 7/25/28 (a)	3,312
1,450,000	Freddie Mac Structured Agency Credit Risk Debt Notes, (1 mo. LIBOR USD + 4.600%), 7.11%, 12/25/42 (a)	1,550
1,122,664	Freddie Mac Structured Agency Credit Risk Debt Notes, (1 mo. LIBOR USD + 11.250%), 13.76%, 10/25/29 (a)	1,277
1,150,000	GAHR Commercial Mortgage Trust 2015-NRF 144A, 3.38%, 12/15/34 (b)(g)	1,127
268,274	HomeBanc Mortgage Trust 2004-1, (1 mo. LIBOR USD + 0.860%), 3.37%, 8/25/29 (a)	257
2,780,764	JP Morgan Mortgage Trust 2017-1 144A, 3.50%, 1/25/47 (b)(g)	2,768
6,262,033	JP Morgan Mortgage Trust 2017-5 144A, 3.00%, 10/26/48 (b)(g)	6,236
3,835,200	Lanark Master Issuer PLC 144A, (3 mo. LIBOR USD + 0.420%), 3.07%, 12/22/69 (a)(b)	3,826
271,339	MLCC Mortgage Investors Trust 2004-1, 4.21%, 12/25/34 (g)	272
484,844	MLCC Mortgage Investors Trust 2006-1, 4.28%, 2/25/36 (g)	486
88,221	Morgan Stanley Mortgage Loan Trust 2004-5AR, 4.25%, 7/25/34 (g)	89
2,400,942	New Residential Mortgage Loan Trust 2017-1 144A, 4.00%, 2/25/57 (b)(g)	2,422
5,567,500	New Residential Mortgage Loan Trust 2017-3 144A, 4.00%, 4/25/57 (b)(g)	5,674
5,581,412	New Residential Mortgage Loan Trust 2017-4 144A, 4.00%, 5/25/57 (b)(g)	5,645
1,742,718	Residential Asset Securitization Trust 2006-A8, 6.00%, 8/25/36	1,428
113,340	Sequoia Mortgage Trust 2012-1, 2.87%, 1/25/42 (g)	114
3,256,742	Sequoia Mortgage Trust 2017-CH1 144A, 3.50%, 8/25/47 (b)(g)	3,254
1,869,432	Sequoia Mortgage Trust 2017-CH2 144A, 4.00%, 12/25/47 (b)(g)	1,884
3,183,734	STACR Trust 2018-HRP1 144A, (1 mo. LIBOR USD + 1.650%), 4.16%, 4/25/43 (a)(b)	3,212
2,750,000	STACR Trust 2018-HRP1 144A, (1 mo. LIBOR USD + 3.750%), 6.26%, 4/25/43 (a)(b)	2,785
650,000	STACR Trust 2018-HRP2 144A, (1 mo. LIBOR USD + 10.500%), 13.01%, 2/25/47 (a)(b)	700
622,822	Structured Adjustable Rate Mortgage Loan Trust, 4.47%, 8/25/34 (g)	614

Total Mortgage Backed (Cost - $89,297)		88,954

U.S. Government Agency (1%)
8,910,000	FNMA, 2.75%, 6/22/21 (Cost - $8,908)	8,964

Principal or Shares	Security Description	Value (000)
U.S. Treasury (43%)
40,000,000	U.S. Treasury Note, 1.63%, 11/30/20	$ 39,389
23,006,000	U.S. Treasury Note, 2.25%, 2/15/21	22,908
3,125,000	U.S. Treasury Note, 2.38%, 4/15/21	3,119
32,700,000	U.S. Treasury Note, 2.50%, 5/31/20	32,698
43,000,000	U.S. Treasury Note, 2.50%, 12/31/20	43,029
30,000,000	U.S. Treasury Note, 2.50%, 1/31/21	30,023
20,000,000	U.S. Treasury Note, 2.50%, 1/15/22	20,036
109,500,000	U.S. Treasury Note, 2.63%, 7/31/20	109,708
19,125,000	U.S. Treasury Note, 2.63%, 8/31/20	19,165
5,000,000	U.S. Treasury Note, 2.63%, 5/15/21 (h)	5,018
105,000,000	U.S. Treasury Note, 2.63%, 12/15/21	105,576
130,000,000	U.S. Treasury Note, 2.75%, 11/30/20	130,640
8,565,000	U.S. Treasury Note, 2.75%, 9/15/21	8,633
25,000,000	U.S. Treasury Note, 2.88%, 10/31/20	25,165

Total U.S. Treasury (Cost - $592,556)		595,107

Investment Company (0%)
4,184,727	Payden Cash Reserves Money Market Fund * (Cost - $4,185)	4,185

Total Investments (Cost - $1,392,772) (101%)		1,390,796
Liabilities in excess of Other Assets (-1%)		(9,758)

Net Assets (100%)		$ 1,381,038

*	Affiliated investment
(a)	Floating rate security. The rate shown reflects the rate in effect at January 31, 2019.
(b)

Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(c)	Yield to maturity at time of purchase.
(d)

All or a portion of these securities are on loan. At January 31, 2019, the total market value of the Fund’s securities on loan is $2,097 and the total market value of the collateral held by the Fund is $2,158. Amounts in 000s.

(e)	Principal in foreign currency.
(f)

Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(g)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(h)	All or a portion of the security is pledged to cover futures contract margin requirements.

12

Open Forward Currency Contracts to USD

Currency Purchased (000s)	Currency Sold (000s)	Counterparty	Settlement Date	Unrealized Depreciation (000s)
Liabilities:
USD 2,530	EUR 2,212	Citibank, N.A.	02/08/2019	$(4)

Net Unrealized Depreciation				$(4)

Open Futures Contracts

Contract Type	Number of Contracts	Expiration Date	Notional Amount (000s)	Current Value (000s)	Unrealized Appreciation (Depreciation) (000s)
Long Contracts:
U.S. Treasury 2-Year Note Future	494	Mar-19	$104,890	$610	$610

Short Contracts:
Euro-Bobl Future	10	Mar-19	(1,522)	(9)	(9)
Euro-Bund Future	195	Mar-19	(36,977)	(749)	(749)

					(758)

Total Futures					$(148)

13    Payden Mutual Funds

Schedule of Investments - January 31, 2019 (Unaudited)

Principal or Shares	Security Description	Value (000)
FDIC Guaranteed (2%)
278,681	FDIC 2010-R1 Trust 144A, 2.18%, 5/25/50 (a)	$ 279
161,244	FDIC Guaranteed Notes Trust 2010-S3 144A, 2.74%, 12/03/20 (a)	159
360,933	FDIC Guaranteed Notes Trust 2010-S4 144A, (1 mo. LIBOR USD + 0.720%) 3.07%, 12/04/20 (a)(b)	354

Total FDIC Guaranteed (Cost - $803)		792

Mortgage Backed (94%)
319,834	FH 1Q1363 ARM, (12 mo. LIBOR USD + 1.788%) 4.39%, 2/01/36 (b)	334
139,060	FH 2B0709 ARM, (12 mo. LIBOR USD + 1.750%) 4.50%, 8/01/42 (b)	143
212,899	FH 2B0972 ARM, (12 mo. LIBOR USD + 1.770%) 4.62%, 11/01/42 (b)	220
367,100	FH 2B1333 ARM, (12 mo. LIBOR USD + 1.650%) 3.95%, 4/01/43 (b)	378
1,209,228	FH 2B4763 ARM, (12 mo. LIBOR USD + 1.620%) 2.55%, 10/01/45 (b)	1,202
300,812	FH 849486 ARM, (12 mo. LIBOR USD + 1.863%) 4.34%, 8/01/41 (b)	314
1,313,098	FH 849506 ARM, (12 mo. LIBOR USD + 1.611%) 2.91%, 11/01/44 (b)	1,321
2,000,000	FN, 3.00%, 15YR TBA (c)	2,003
1,000,000	FN, 4.00%, 30YR TBA (c)	1,024
84,211	FN 849088 ARM, (12 mo. Federal Reserve Cumulative Average US + 1.981%) 4.14%, 11/01/35 (b)	87
43,197	FN 866093 ARM, (12 mo. LIBOR USD + 1.730%) 3.78%, 3/01/36 (b)	45
536,438	FN 890434 15YR, 3.00%, 7/01/27	539
584,501	FN AE0193 ARM, (12 mo. LIBOR USD + 1.722%) 4.35%, 7/01/40 (b)	608
317,440	FN AI4019 ARM, (12 mo. LIBOR USD + 1.750%) 4.47%, 7/01/41 (b)	330
1,024,616	FN AJ4092 15YR, 3.50%, 10/01/26	1,044
960,850	FN AL1869 15YR, 3.00%, 6/01/27	966
1,342,511	FN AL2095 15YR, 3.00%, 6/01/27	1,350
1,112,780	FN AL2221 15YR, 3.00%, 7/01/27	1,119
421,225	FN AL5596 ARM, (12 mo. LIBOR USD + 1.557%) 2.63%, 2/01/44 (b)	434
644,323	FN AL5790 ARM, (12 mo. LIBOR USD + 1.565%) 2.51%, 10/01/44 (b)	661
739,567	FN AL5967 ARM, (12 mo. LIBOR USD + 1.576%) 2.51%, 11/01/44 (b)	759
1,217,597	FN AL7648 ARM, (12 mo. LIBOR USD + 1.586%) 2.59%, 10/01/45 (b)	1,217
657,947	FN AO7975 15YR, 3.00%, 6/01/27	662
750,845	FN AP4746 15YR, 3.00%, 8/01/27	755
1,440,155	FN AS1745 15YR, 3.00%, 2/01/29	1,445
1,291,617	FN AS4186 15YR, 2.50%, 1/01/30	1,275
571,448	FN AS6443 15YR, 3.00%, 12/01/30	573
1,086,396	FN AS8013 15YR, 2.50%, 9/01/31	1,070
188,546	FN AU6974 ARM, (12 mo. LIBOR USD + 1.580%) 4.45%, 11/01/43 (b)	194

Principal or Shares	Security Description	Value (000)

650,491	FN AU8673 ARM, (12 mo. LIBOR USD + 1.530%) 2.68%, 2/01/44 (b)	$ 666
1,481,808	FN AZ2886 ARM, (12 mo. LIBOR USD + 1.600%) 2.66%, 9/01/45 (b)	1,482
1,076,169	FN AZ4380 ARM, (12 mo. LIBOR USD + 1.590%) 2.51%, 8/01/45 (b)	1,075
1,494,639	FN BD2473 ARM, (12 mo. LIBOR USD + 1.620%) 2.53%, 1/01/47 (b)	1,487
1,000,662	FN BK4740 30YR, 4.00%, 8/01/48	1,025
971,454	FN BM2007 30YR, 4.00%, 9/01/48	995
1,480,466	FN BM3938 15YR, 3.50%, 4/01/33	1,510
1,094,239	FN BM4540 ARM, (12 mo. LIBOR USD + 1.773%) 4.42%, 9/01/42 (b)	1,138
162,449	FN BM4541 ARM, (12 mo. LIBOR USD + 1.489%) 4.14%, 10/01/38 (b)	169
202,729	FNR 2002-10-FA, (1 mo. LIBOR USD + 0.750%) 3.26%, 2/25/32 (b)	207
500,000	Freddie Mac Multifamily Structured Pass-Through Certificates, 4.09%, 9/25/24	525
909,232	G2 778200, 4.00%, 2/20/32	945
465,355	G2 778203, 4.75%, 2/20/32	494
777,066	G2 AY5138, 3.25%, 12/20/37	784
921,609	GN 728153, 5.50%, 10/15/29	982
537,584	GN 737791 30YR, 4.50%, 12/15/40	565
8,016,848	GNR 2014-79 ST, 0.79%, 7/20/29 (d)	169
Total Mortgage Backed (Cost - $36,973)		36,290
NCUA Guaranteed (3%)
623,101	NCUA Guaranteed Notes Trust 2010-R3, 2.40%, 12/08/20	621
529,890	NCUA Guaranteed Notes Trust 2011-R2, (1 mo. LIBOR USD + 0.400%) 2.92%, 2/06/20 (b)	530
Total NCUA Guaranteed (Cost - $1,153)		1,151
Investment Company (8%)
2,956,805	Payden Cash Reserves Money Market Fund * (Cost - $2,957)	2,957
Total Investments (Cost - $41,886) (107%)		41,190
Liabilities in excess of Other Assets (-7%)		(2,700)
Net Assets (100%)		$ 38,490

*	Affiliated investment
(a)

Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(b)	Floating rate security. The rate shown reflects the rate in effect at January 31, 2019.
(c)	Security was purchased on a delayed delivery basis.
(d)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

14

Schedule of Investments - January 31, 2019 (Unaudited)

Principal or Shares	Security Description	Value (000)
Mortgage Backed (142%)
494,958	FH 1J1279 ARM, (12 mo. LIBOR USD + 1.520%) 3.72%, 4/01/36 (a)	$ 513
741,951	FH 1Q0062 ARM, (6 mo. LIBOR USD + 1.562%) 4.12%, 11/01/35 (a)	766
670,266	FH 847228 ARM, (12 mo. LIBOR USD + 2.000%) 4.77%, 1/01/34 (a)	704
1,042,287	FHR 3174 FA, (1 mo. LIBOR USD + 0.300%) 2.81%, 4/15/36 (a)	1,042
404,932	FN 832100 ARM, (12 mo. LIBOR USD + 1.665%) 4.40%, 7/01/35 (a)	424
532,012	FN AK0419 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 2.272%) 4.24%, 12/01/27 (a)	553
354,205	FNR 2007-110 FA, (1 mo. LIBOR USD + 0.620%) 3.13%, 12/25/37 (a)	355
11,850,000	G2, 3.00%, 30YR TBA (b)	11,764
35,180,000	G2, 3.50%, 30YR TBA (b)	35,629
21,730,000	G2, 4.00%, 30YR TBA (b)	22,359
468,477	G2 3711 30YR, 5.50%, 5/20/35	512
602,439	G2 3747 30YR, 5.00%, 8/20/35	642
367,896	G2 3772 30YR, 5.00%, 10/20/35	392
690,219	G2 3785 30YR, 5.00%, 11/20/35	736
1,122,199	G2 3819 30YR, 5.50%, 2/20/36	1,222
856,815	G2 4802 30YR, 5.00%, 9/20/40	912
3,071,335	G2 4853 30YR, 4.00%, 11/20/40	3,189
476,461	G2 4978 30YR, 4.50%, 3/20/41	502
621,075	G2 5055 30YR, 4.50%, 5/20/41	654
1,302,456	G2 5083 30YR, 5.00%, 6/20/41	1,386
1,567,972	G2 5115 30YR, 4.50%, 7/20/41	1,651
515,373	G2 5140 30YR, 4.50%, 8/20/41	543
2,886,058	G2 5258 30YR, 3.50%, 12/20/41	2,941
633,038	G2 770239 30YR, 4.00%, 2/20/42	653
240,541	G2 80013 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%) 3.13%, 11/20/26 (a)	246
515,229	G2 80029 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%) 3.38%, 1/20/27 (a)	530
580,489	G2 80044 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%) 3.38%, 2/20/27 (a)	598
684,887	G2 80052 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%) 3.38%, 3/20/27 (a)	705
587,959	G2 80059 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%) 3.63%, 4/20/27 (a)	605
57,888	G2 8006 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%) 3.75%, 7/20/22 (a)	59
1,322,748	G2 80074 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%) 3.63%, 5/20/27 (a)	1,361

Principal or Shares	Security Description	Value (000)

2,528,174	G2 80152 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%) 3.38%, 1/20/28 (a)	$ 2,607
633,677	G2 80154 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%) 3.38%, 1/20/28 (a)	653
1,106,969	G2 80169 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%) 3.38%, 2/20/28 (a)	1,142
1,507,715	G2 80184 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%) 3.63%, 4/20/28 (a)	1,554
72,057	G2 80311 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%) 3.75%, 8/20/29 (a)	75
1,536,009	G2 80319 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%) 3.75%, 9/20/29 (a)	1,592
249,895	G2 8041 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%) 3.75%, 8/20/22 (a)	251
80,671	G2 80424 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%) 3.75%, 7/20/30 (a)	83
209,177	G2 80428 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%) 3.75%, 7/20/30 (a)	217
405,363	G2 80541 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%) 3.75%, 9/20/31 (a)	421
300,371	G2 80569 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%) 3.38%, 1/20/32 (a)	311
81,125	G2 80579 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%) 3.38%, 2/20/32 (a)	84
1,044,739	G2 80637 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%) 3.75%, 9/20/32 (a)	1,086
3,199,031	G2 80749 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%) 3.13%, 10/20/33 (a)	3,329
2,355,548	G2 80795 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%) 3.13%, 12/20/33 (a)	2,452
931,444	G2 80826 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%) 3.38%, 2/20/34 (a)	967
1,412,949	G2 80835 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%) 3.38%, 2/20/34 (a)	1,468
222,849	G2 80837 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%) 3.38%, 2/20/34 (a)	231

15 Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

252,691	G2 81018 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%) 3.75%, 8/20/34 (a)	$ 263
8,745	G2 81044 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%) 3.75%, 8/20/34 (a)	9
38,025	G2 8121 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%) 3.38%, 1/20/23 (a)	39
881,860	G2 81214 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%) 3.38%, 1/20/35 (a)	916
329,711	G2 81220 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%) 3.38%, 1/20/35 (a)	339
301,086	G2 81278 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%) 3.38%, 3/20/35 (a)	313
1,293,336	G2 81282 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%) 3.38%, 3/20/35 (a)	1,343
131,495	G2 81938 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%) 3.75%, 7/20/37 (a)	133
1,899,766	G2 82074 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%) 3.63%, 5/20/38 (a)	1,968
1,133,506	G2 82107 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%) 3.75%, 7/20/38 (a)	1,181
119,171	G2 82151 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%) 3.75%, 9/20/38 (a)	120
58,192	G2 8228 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%) 3.75%, 7/20/23 (a)	59
2,261,215	G2 82457 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%) 3.38%, 1/20/40 (a)	2,350
1,261,981	G2 82463 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%) 3.38%, 1/20/40 (a)	1,312
1,041,482	G2 82737 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%) 3.38%, 2/20/41 (a)	1,084
309,858	G2 83031 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%) 3.50%, 1/20/42 (a)	318
133,881	G2 8358 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%) 3.38%, 1/20/24 (a)	137
557,514	G2 8547 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%) 3.13%, 11/20/24 (a)	571

Principal or Shares	Security Description	Value (000)
75,669	G2 8595 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%) 3.38%, 2/20/25 (a)	$ 77
22,684	G2 8855 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%) 3.13%, 10/20/21 (a)	23
269,119	G2 8968 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%) 3.75%, 9/20/26 (a)	278
890,041	G2 8991 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%) 3.13%, 10/20/26 (a)	917
1,554,973	G2 AY5138, 3.25%, 12/20/37	1,570
3,839,206	G2 MA0698 30YR, 3.00%, 1/20/43	3,844
3,641,662	G2 MA1012 30YR, 3.50%, 5/20/43	3,708
3,359,776	G2 MA1089 30YR, 3.00%, 6/20/43	3,364
3,141,484	G2 MA1520 30YR, 3.00%, 12/20/43	3,145
3,482,733	G2 MA2304 30YR, 4.00%, 10/20/44	3,597
3,045,187	G2 MA2522 30YR, 4.00%, 1/20/45	3,158
4,291,174	G2 MA3173 30YR, 3.50%, 10/20/45	4,353
739,003	G2 MA3454 30YR, 3.50%, 2/20/46	750
4,004,482	G2 MA3597 30YR, 3.50%, 4/20/46	4,062
3,683,235	G2 MA3662 30YR, 3.00%, 5/20/46	3,665
3,973,468	G2 MA3663 30YR, 3.50%, 5/20/46	4,030
3,471,643	G2 MA3735 30YR, 3.00%, 6/20/46	3,452
3,086,162	G2 MA3802 30YR, 3.00%, 7/20/46	3,069
4,112,645	G2 MA3936 30YR, 3.00%, 9/20/46	4,091
1,706,913	G2 MA4069 30YR, 3.50%, 11/20/46	1,730
453,330	G2 MA4127 30YR, 3.50%, 12/20/46	460
2,009,387	G2 MA4262 30YR, 3.50%, 2/20/47	2,037
1,464,457	G2 MA4321 30YR, 3.50%, 3/20/47	1,485
3,051,860	G2 MA5399 30YR, 4.50%, 8/20/48	3,172
599,371	GN 366983 30YR, 4.00%, 6/15/41	621
4,174,070	GN 367090 30YR, 4.50%, 7/15/41	4,423
2,186,494	GN 367092 30YR, 4.50%, 7/15/41	2,304
1,488,288	GN 455989, 5.00%, 7/15/26	1,566
207,525	GN 558954, 5.25%, 5/15/29	221
765,661	GN 558956, 4.50%, 6/15/29	804
317,236	GN 605099 30YR, 5.50%, 3/15/34	348
725,553	GN 616826 30YR, 5.50%, 1/15/35	797
1,713,829	GN 710868 30YR, 5.50%, 9/15/39	1,866
557,000	GN 728153, 5.50%, 10/15/29	593
245,410	GN 728159, 5.25%, 11/15/29	261
272,461	GN 781636 30YR, 5.50%, 7/15/33	299
312,938	GN 781810 30YR, 5.50%, 10/15/34	343
2,823	GNR 2000-22 FG, (1 mo. LIBOR USD + 0.200%) 2.71%, 5/16/30 (a)	3
3,505	GNR 2001-21 FN, (1 mo. LIBOR USD + 0.200%) 2.71%, 8/16/22 (a)	3
797,037	GNR 2001-22 FG, (1 mo. LIBOR USD + 0.350%) 2.86%, 5/16/31 (a)	800
387,616	GNR 2001-35 FA, (1 mo. LIBOR USD + 0.250%) 2.76%, 8/16/31 (a)	388
263,794	GNR 2001-59 FA, (1 mo. LIBOR USD + 0.400%) 2.91%, 11/16/24 (a)	265
177,709	GNR 2001-65 FV, (1 mo. LIBOR USD + 0.400%) 2.90%, 2/20/29 (a)	179
191,873	GNR 2002-13 FA, (1 mo. LIBOR USD + 0.500%) 3.01%, 2/16/32 (a)	192

16

Principal or Shares	Security Description	Value (000)

553,505	GNR 2002-48 FG, (1 mo. LIBOR USD + 0.300%) 2.81%, 12/16/30 (a)	$ 553
158,386	GNR 2002-48 FT, (1 mo. LIBOR USD + 0.200%) 2.71%, 12/16/26 (a)	158
329,787	GNR 2002-72 FA, (1 mo. LIBOR USD + 0.400%) 2.90%, 10/20/32 (a)	330
151,702	GNR 2002-72 FB, (1 mo. LIBOR USD + 0.400%) 2.90%, 10/20/32 (a)	152
1,047,243	GNR 2002-72 FE, (1 mo. LIBOR USD + 0.400%) 2.90%, 10/20/32 (a)	1,049
154,368	GNR 2002-76 F, (1 mo. LIBOR USD + 0.200%) 2.71%, 1/16/31 (a)	154
69,828	GNR 2002-76 FY, (1 mo. LIBOR USD + 0.300%) 2.81%, 12/16/26 (a)	70
929,024	GNR 2003-71 FC, (1 mo. LIBOR USD + 0.500%) 3.00%, 7/20/33 (a)	937
1,004,228	GNR 2003-94 FB, (1 mo. LIBOR USD + 0.300%) 2.81%, 12/16/30 (a)	1,005
1,781,920	GNR 2004-56 F, (1 mo. LIBOR USD + 0.400%) 2.90%, 6/20/33 (a)	1,791
1,029,273	GNR 2004-59 FH, (1 mo. LIBOR USD + 0.250%) 2.76%, 8/16/34 (a)	1,030
892,290	GNR 2004-86 FG, (1 mo. LIBOR USD + 0.400%) 2.90%, 7/20/34 (a)	892
279,415	GNR 2006-47 FA, (1 mo. LIBOR USD + 0.200%) 2.71%, 8/16/36 (a)	278
1,715,166	GNR 2006-60 FK, (1 mo. LIBOR USD + 0.200%) 2.71%, 11/20/36 (a)	1,709
1,284,286	GNR 2007-54 FC, (1 mo. LIBOR USD + 0.260%) 2.76%, 9/20/37 (a)	1,281
485,794	GNR 2007-76 FB, (1 mo. LIBOR USD + 0.500%) 3.00%, 11/20/37 (a)	488
1,507,767	GNR 2008-11 FB, (1 mo. LIBOR USD + 0.600%) 3.10%, 2/20/38 (a)	1,523
1,318,816	GNR 2008-15 CF, (1 mo. LIBOR USD + 0.510%) 3.01%, 2/20/38 (a)	1,326
362,292	GNR 2008-2 FH, (1 mo. LIBOR USD + 0.450%) 2.95%, 1/20/38 (a)	365
1,711,670	GNR 2008-67 UF, (1 mo. LIBOR USD + 0.450%) 2.95%, 6/20/38 (a)	1,724
605,448	GNR 2009-87 FB, (1 mo. LIBOR USD + 0.650%) 3.15%, 9/20/39 (a)	611
822,743	GNR 2010-57 WF, (1 mo. LIBOR USD + 0.400%) 2.91%, 3/16/38 (a)	823
638,452	GNR 2011-153 LF, (1 mo. LIBOR USD + 0.250%) 2.76%, 7/16/41 (a)	638
751,679	GNR 2012-18 AF, (1 mo. LIBOR USD + 0.300%) 2.80%, 2/20/38 (a)	753
1,732,594	GNR 2012-98 FM, (1 mo. LIBOR USD + 0.200%) 2.70%, 12/20/38 (a)	1,735
18,616,048	GNR 2014-79 ST, 0.79%, 7/20/29 (c)	393
1,074,428	GNR 2017-68 AF, (1 mo. LIBOR USD + 0.350%) 2.87%, 5/20/47 (a)	1,076

Total Mortgage Backed (Cost - $224,943)		224,283

Principal or Shares	Security Description	Value (000)

U.S. Treasury (1%)
1,500,000	U.S. Treasury Bill, 0.00%, 2/21/19 (d) (Cost - $1,498)	$1,498

Investment Company (0%)
420,134	Payden Cash Reserves Money Market Fund * (Cost - $420)	420

Total Investments (Cost - $226,861) (143%)		226,201
Liabilities in excess of Other Assets (-43%)		(68,276)

Net Assets (100%)		$157,925

*	Affiliated investment
(a)	Floating rate security. The rate shown reflects the rate in effect at January 31, 2019.
(b)	Security was purchased on a delayed delivery basis.
(c)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)	Yield to maturity at time of purchase.

17 Payden Mutual Funds

Schedule of Investments - January 31, 2019 (Unaudited)

Principal or Shares	Security Description		Value (000)
Asset Backed (6%)
1,500,000	ALM XVI Ltd./ALM XVI LLC 144A, (3 mo. LIBOR USD + 1.500%) 4.29%, 7/15/27 (a)(b)	$	1,486
2,000,000	Apidos CLO XXI 144A, (3 mo. LIBOR USD + 2.450%) 5.23%, 7/18/27 (a)(b)		1,903
1,565,000	Atrium XII 144A, (3 mo. LIBOR USD + 2.800%) 5.56%, 4/22/27 (a)(b)		1,549
5,000,000	Barings CLO Ltd. 2013-I 144A, (3 mo. LIBOR USD + 0.800%) 3.56%, 1/20/28 (a)(b)		4,949
2,320,000	Cedar Funding II CLO Ltd. 144A, (3 mo. LIBOR USD + 1.750%) 4.52%, 6/09/30 (a)(b)		2,308
78,052	Chase Funding Mortgage Loan Asset-Backed Certificates, (1 mo. LIBOR USD + 0.660%) 3.17%, 11/25/32 (a)		77
2,000,000	CIFC Funding 2017-III Ltd. 144A, (3 mo. LIBOR USD + 1.220%) 3.98%, 7/20/30 (a)(b)		1,987
1,700,000	CIFC Funding 2017-III Ltd. 144A, (3 mo. LIBOR USD + 1.800%) 4.56%, 7/20/30 (a)(b)		1,678
1,896,033	Colony Starwood Homes 2016-2 Trust 144A, (1 mo. LIBOR USD + 1.250%) 3.76%, 12/17/33 (a)(b)		1,897
2,137,450	Domino’s Pizza Master Issuer LLC 144A, (3 mo. LIBOR USD + 1.250%) 4.02%, 7/25/47 (a)(b)		2,138
1,182,000	Domino’s Pizza Master Issuer LLC 144A, 4.12%, 7/25/47 (b)		1,159
2,600,000	First Investors Auto Owner Trust 2016-2 144A, 2.53%, 7/15/22 (b)		2,569
1,300,000	Greystone Commercial Real Estate Notes 2018-HC1 Ltd. 144A, (1 mo. LIBOR USD + 1.550%) 4.06%, 9/15/28 (a)(b)		1,285
3,000,000	Greystone Commercial Real Estate Notes 2018-HC1 Ltd. 144A, (1 mo. LIBOR USD + 2.650%) 5.16%, 9/15/28 (a)(b)		2,938
1,600,000	Grippen Park CLO Ltd. 144A, (3 mo. LIBOR USD + 3.300%) 6.06%, 1/20/30 (a)(b)		1,569
2,700,000	Hunt CRE 2018-FL2 Ltd. 144A, (1 mo. LIBOR USD + 1.080%) 3.59%, 8/15/28 (a)(b)		2,666
1,950,000	Hunt CRE 2018-FL2 Ltd. 144A, (1 mo. LIBOR USD + 1.450%) 3.96%, 8/15/28 (a)(b)		1,920
2,550,000	JFIN CLO 2014 Ltd. 144A, (3 mo. LIBOR USD + 1.450%) 4.21%, 4/21/25 (a)(b)		2,522
2,400,000	KREF 2018-FL1 Ltd. 144A, (1 mo. LIBOR USD + 1.100%) 3.61%, 6/15/36 (a)(b)		2,384
898,116	L.A. Arena Funding LLC 144A, 7.66%, 12/15/26 (b)		937
1,750,000	LCM XXI LP 144A, (3 mo. LIBOR USD + 2.000%) 4.76%, 4/20/28 (a)(b)		1,715
2,150,000	Magnetite IX Ltd. 144A, (3 mo. LIBOR USD + 1.500%) 4.27%, 7/25/26 (a)(b)		2,143
2,000,000	Magnetite IX Ltd. 144A, (3 mo. LIBOR USD + 3.100%) 5.87%, 7/25/26 (a)(b)		2,000
2,700,000	Marathon CRE 2018 FL1 Ltd. 144A, (1 mo. LIBOR USD + 1.150%) 3.66%, 6/15/28 (a)(b)		2,670
1,650,000	OZLM XII Ltd. 144A, (3 mo. LIBOR USD + 1.600%) 4.35%, 4/30/27 (a)(b)		1,631

Principal or Shares	Security Description	Value (000)
3,351,600	Planet Fitness Master Issuer LLC 144A, 4.26%, 9/05/48 (b)	$ 3,379
2,490,000	Taco Bell Funding LLC 144A, 4.32%, 11/25/48 (b)	2,528
1,250,000	Westlake Automobile Receivables Trust 2016-2 144A, 4.10%, 6/15/21 (b)	1,257
2,290,000	Wingstop Funding 2018-1 LLC 144A, 4.97%, 12/05/48 (b)	2,348

Total Asset Backed (Cost - $60,008)		59,592

Bank Loans(c) (3%)
5,330,224	Aramark Services Inc. Term Loan B3 1L, (LIBOR USD 1-Month + 1.750%) 4.25%, 3/11/25	5,304
2,992,405	Ashland LLC Term Loan B 1L, (LIBOR USD 1-Month + 1.750%) 4.27%, 5/17/24	2,972
1,970,000	BWAY Holding Co. Term Loan B 1L, (LIBOR USD 1-Month + 3.250%) 6.03%, 4/03/24	1,905
1,414,875	Dole Food Co. Inc. Term Loan B 1L, (LIBOR USD 1-Month + 2.583%) 5.69%, 4/06/24	1,374
1,500,000	GOBP Holdings Inc. Term Loan B 1L, (LIBOR USD 1-Month + 3.750%) 6.55%, 10/22/25	1,486
1,875,040	Golden Nugget Inc. Term Loan B 1L, (LIBOR USD 1-Month + 2.750%) 5.25%, 10/04/23	1,849
1,943,355	Harbor Freight Tools USA Inc. Term Loan 1L, (LIBOR USD 1-Month + 2.500%) 5.00%, 8/18/23	1,884
1,194,837	Hilton Worldwide Finance LLC Term Loan B2 1L, (LIBOR USD 1-Month + 1.750%) 4.26%, 10/25/23	1,184
1,959,271	Infor (U.S.) Inc. Term Loan B6 1L, (LIBOR USD 1-Month + 2.750%) 5.25%, 2/01/22	1,951
3,465,774	MGM Growth Properties Operating Partnership LP Term Loan B 1L, (LIBOR USD 1-Month + 2.000%) 4.50%, 3/21/25	3,416
1,967,462	Numericable U.S. LLC Term Loan B11 1L, (LIBOR USD 1-Month + 2.750%) 5.25%, 7/31/25	1,820
2,950,000	WMG Acquisition Corp. Term Loan F 1L, (LIBOR USD 1-Month + 2.125%) 4.62%, 11/01/23	2,903
3,815,438	Wyndham Hotels & Resorts Inc. Term Loan B 1L, (LIBOR USD 1-Month + 1.750%) 4.25%, 5/30/25	3,760

Total Bank Loans (Cost - $32,334)		31,808

Commercial Paper (2%)
10,000,000	Commonwealth Edison Co., 0.00%, 2/01/19 (d)	9,999
5,200,000	Dollar General Corp., 0.00%, 2/01/19 (d)	5,200

Total Commercial Paper (Cost - $15,200)		15,199

Corporate Bond (34%)
Financial (13%)
1,945,000	ADCB Finance Cayman Ltd. 144A, 4.00%, 3/29/23 (b)	1,950
4,170,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 5.00%, 10/01/21	4,261
1,450,000	Ares Capital Corp., 3.50%, 2/10/23	1,381

18

Principal or Shares	Security Description		Value (000)

1,650,000	Ares Capital Corp., 3.63%, 1/19/22	$	1,624
2,055,000	ASB Bank Ltd. 144A, 3.75%, 6/14/23 (b)		2,074
3,145,000	Bank of Montreal, (5 yr. Swap Semi 30/360 USD + 1.280%) 4.34%, 10/05/28 (a)		3,185
3,490,000	Barclays PLC, 4.38%, 9/11/24		3,423
2,950,000	Blackstone Holdings Finance Co. LLC 144A, 4.75%, 2/15/23 (b)		3,107
515,000	Block Financial LLC, 4.13%, 10/01/20		521
975,000	CIT Group Inc., (3 mo. LIBOR USD + 3.972%) 5.80%, (a)(e)		933
1,225,000	Citigroup Inc., 4.45%, 9/29/27		1,244
1,125,000	Compass Bank, 2.75%, 9/29/19		1,121
900,000	Compass Bank, 3.88%, 4/10/25		876
3,840,000	Credit Agricole Corporate & Investment Bank SA, (3 mo. LIBOR USD + 0.625%) 3.43%, 10/03/21 (a)		3,835
1,200,000	Credit Suisse Group Funding Guernsey Ltd., 2.75%, 3/26/20		1,193
1,250,000	Equinix Inc., 2.88%, 10/01/25 EUR (f)		1,426
2,315,000	First Midwest Bancorp Inc./IL, 5.88%, 9/29/26		2,447
1,600,000	Five Corners Funding Trust 144A, 4.42%, 11/15/23 (b)		1,662
2,740,000	Ford Motor Credit Co. LLC, 2.98%, 8/03/22		2,545
1,385,000	Ford Motor Credit Co. LLC, 3.81%, 1/09/24		1,259
2,550,000	Ford Motor Credit Co. LLC, (3 mo. LIBOR USD + 1.235%) 3.85%, 2/15/23 (a)		2,358
1,330,000	FS KKR Capital Corp., 4.25%, 1/15/20		1,334
2,825,000	General Motors Financial Co. Inc., 4.35%, 1/17/27		2,649
3,400,000	Goldman Sachs Group Inc./The, (3 mo. LIBOR USD + 0.750%) 3.43%, 2/23/23 (a)		3,363
1,700,000	Hospitality Properties Trust, 5.25%, 2/15/26		1,690
3,400,000	HSBC Holdings PLC, (3 mo. LIBOR USD + 1.000%) 3.64%, 5/18/24 (a)		3,373
2,985,000	ICBCIL Finance Co. Ltd. 144A, 2.38%, 5/19/19 (b)		2,977
4,305,000	JPMorgan Chase & Co., (3 mo. LIBOR USD + 0.730%) 3.56%, 4/23/24 (a)		4,331
2,550,000	JPMorgan Chase Bank NA, (3 mo. LIBOR USD + 0.280%) 2.60%, 2/01/21 (a)		2,540
3,450,000	KKR Group Finance Co. II LLC 144A, 5.50%, 2/01/43 (b)		3,613
2,450,000	Lincoln National Corp., 7.00%, 6/15/40		3,119
2,350,000	Macquarie Group Ltd. 144A, (3 mo. LIBOR
	USD + 1.023%) 3.19%, 11/28/23 (a)(b)		2,274
2,750,000	Macquarie Group Ltd. 144A, (3 mo. LIBOR USD + 1.372%) 3.76%, 11/28/28 (a)(b)		2,563
2,455,000	Manulife Financial Corp., (USD Swap Rate 11:00 am NY 1 + 1.647%) 4.06%, 2/24/32 (a)		2,346
1,500,000	Massachusetts Mutual Life Insurance Co. 144A, 4.50%, 4/15/65 (b)		1,424
2,200,000	Morgan Stanley, (3 mo. LIBOR USD + 0.847%) 3.74%, 4/24/24 (a)		2,227
1,500,000	Nationwide Building Society 144A, (USD Swap Rate 11:00 am NY 1 + 1.849%) 4.13%, 10/18/32 (a)(b)		1,368

Principal or Shares	Security Description		Value (000)

1,500,000	Nationwide Building Society 144A, (3 mo. LIBOR USD + 1.452%) 4.30%, 3/08/29 (a)(b)	$	1,466
2,000,000	Nationwide Financial Services Inc. 144A, 5.30%, 11/18/44 (b)		2,125
1,300,000	Nationwide Mutual Insurance Co. 144A, 9.38%, 8/15/39 (b)		1,979
1,450,000	Pacific Life Insurance Co. 144A, 9.25%, 6/15/39 (b)		2,231
2,345,000	Protective Life Corp. 144A, 4.30%, 9/30/28 (b)		2,369
2,350,000	Prudential Financial Inc., (3 mo. LIBOR USD + 3.920%) 5.63%, 6/15/43 (a)		2,437
2,215,000	Regions Bank/Birmingham AL, (3 mo. LIBOR USD + 0.500%) 3.12%, 8/13/21 (a)		2,194
2,000,000	Regions Financial Corp., 3.20%, 2/08/21		2,001
2,820,000	Royal Bank of Scotland Group PLC, (3 mo. LIBOR USD + 1.480%) 3.50%, 5/15/23 (a)		2,756
1,295,000	Santander Holdings USA Inc., 2.65%, 4/17/20		1,287
2,325,000	Santander UK Group Holdings PLC, (3 mo. LIBOR USD + 1.570%) 4.80%, 11/15/24 (a)		2,360
867,000	Scentre Group Trust 1/Scentre Group Trust 2 144A, 2.38%, 11/05/19 (b)		862
835,000	Senior Housing Properties Trust, 4.75%, 5/01/24		811
1,045,000	Senior Housing Properties Trust, 6.75%, 4/15/20		1,060
2,740,000	SLM Corp., 5.13%, 4/05/22		2,665
2,432,000	Sumitomo Mitsui Financial Group Inc., (3 mo. LIBOR USD + 0.970%) 3.77%, 1/11/22 (a)		2,445
1,600,000	Suncorp-Metway Ltd. 144A, 2.35%, 4/27/20 (b)		1,583
1,560,000	Synchrony Bank, 3.00%, 6/15/22		1,493
1,650,000	Synchrony Financial, 2.70%, 2/03/20		1,633
227,000	Teachers Insurance & Annuity Association of America 144A, 6.85%, 12/16/39 (b)		296
2,995,000	Transatlantic Holdings Inc., 8.00%, 11/30/39		3,993
3,140,000	VEREIT Operating Partnership LP, 3.00%, 2/06/19		3,140
2,760,000	WEA Finance LLC 144A, 4.63%, 9/20/48 (b)		2,770
3,750,000	Westpac Banking Corp., (USD Swap Rate 11:00 am NY 1 + 2.236%) 4.32%, 11/23/31 (a)		3,645

			133,217

Industrial (14%)
1,450,000	1011778 BC ULC/New Red Finance Inc. 144A, 5.00%, 10/15/25 (b)		1,403
2,440,000	AbbVie Inc., 4.25%, 11/14/28		2,432
1,700,000	Amgen Inc., 5.65%, 6/15/42		1,880
2,400,000	Anheuser-Busch InBev Worldwide Inc., 4.60%, 4/15/48		2,181
4,000,000	AstraZeneca PLC, 3.50%, 8/17/23		4,033
1,755,000	Bayer U.S. Finance II LLC 144A, 3.88%, 12/15/23 (b)		1,755
1,950,000	Bayer U.S. Finance II LLC 144A, 4.25%, 12/15/25 (b)		1,944
1,755,000	Bayer U.S. Finance II LLC 144A, 4.38%, 12/15/28 (b)		1,725
3,500,000	BMW U.S. Capital LLC 144A, 3.10%, 4/12/21 (b)		3,491

19 Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

2,710,000	Boise Cascade Co. 144A, 5.63%, 9/01/24 (b)	$ 2,635
1,755,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 4.50%, 2/01/24	1,789
2,640,000	Cheniere Corpus Christi Holdings LLC, 5.88%, 3/31/25	2,788
2,870,000	Cigna Corp. 144A, (3 mo. LIBOR USD + 0.650%) 3.44%, 9/17/21 (a)(b)	2,854
4,335,000	Cigna Corp. 144A, 4.13%, 11/15/25 (b)	4,427
1,205,000	Cigna Corp. 144A, 4.80%, 8/15/38 (b)	1,232
2,195,000	Comcast Corp., 3.70%, 4/15/24	2,249
4,360,000	Conagra Brands Inc., 5.40%, 11/01/48	4,112
1,250,000	Crown European Holdings SA, 2.88%, 2/01/26 EUR (f)(g)	1,434
1,550,000	CVS Health Corp., 3.70%, 3/09/23	1,565
1,600,000	CVS Health Corp., 4.78%, 3/25/38	1,605
1,250,000	CVS Health Corp., 5.05%, 3/25/48	1,285
3,270,000	Daimler Finance North America LLC 144A, (3 mo. LIBOR USD + 0.840%) 3.58%, 5/04/23 (a)(b)	3,235
700,000	DaVita Inc., 5.13%, 7/15/24	693
1,590,000	Dell International LLC/EMC Corp. 144A, 5.45%, 6/15/23 (b)	1,667
815,000	Delta Air Lines Inc., 2.88%, 3/13/20	811
1,560,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A, 6.02%, 6/15/26 (b)	1,634
1,695,000	Dignity Health, 3.13%, 11/01/22	1,675
1,165,000	Dignity Health, 4.50%, 11/01/42	1,102
2,100,000	Dollar Tree Inc., 3.70%, 5/15/23 (h)	2,077
2,217,000	Dow Chemical Co., 9.40%, 5/15/39	3,277
3,350,000	Express Scripts Holding Co., 3.05%, 11/30/22 (h)	3,295
2,215,000	FedEx Corp., 4.95%, 10/17/48	2,227
1,600,000	Ford Motor Credit Co. LLC, 3.10%, 5/04/23	1,445
3,140,000	Fox Corp. 144A, 4.71%, 1/25/29 (b)	3,282
2,040,000	HCA Inc., 5.00%, 3/15/24	2,128
2,380,000	Keurig Dr Pepper Inc., 3.20%, 11/15/21	2,365
1,725,000	Keurig Dr Pepper Inc. 144A, 4.42%, 5/25/25 (b)	1,754
1,472,474	Latam Airlines 2015-1 Pass-Through Trust A, 4.20%, 11/15/27	1,435
3,000,000	Lennar Corp., 4.75%, 11/29/27	2,854
1,515,000	Marathon Oil Corp., 6.60%, 10/01/37	1,731
2,805,000	Mylan NV, 3.95%, 6/15/26	2,658
1,045,000	North Shore Long Island Jewish Health Care Inc., 6.15%, 11/01/43	1,275
1,500,000	Northwell Healthcare Inc., 4.26%, 11/01/47	1,441
3,015,000	Orange SA, 9.00%, 3/01/31	4,259
1,001,000	Perrigo Finance PLC, 3.50%, 12/15/21	966
346,537	Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, 6.88%, 2/15/21	348
2,310,000	Roche Holdings Inc. 144A, 3.25%, 9/17/23 (b)	2,334
1,600,000	Sabre GLBL Inc. 144A, 5.38%, 4/15/23 (b)	1,628
425,000	Seagate HDD Cayman, 4.88%, 3/01/24	407
1,485,000	Shire Acquisitions Investments Ireland DAC, 2.40%, 9/23/21	1,446
4,060,000	SMBC Aviation Capital Finance DAC 144A, 2.65%, 7/15/21 (b)	3,956

Principal or Shares	Security Description	Value (000)

3,120,000	Spirit AeroSystems Inc., 3.95%, 6/15/23	$ 3,126
1,475,000	Teva Pharmaceutical Finance Netherlands III BV, 2.20%, 7/21/21	1,395
2,355,000	Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/01/26	1,959
650,000	Time Warner Inc., 2.95%, 7/15/26 (h)	601
4,820,000	Toledo Hospital, 6.02%, 11/15/48	5,113
2,100,000	Toll Brothers Finance Corp., 4.38%, 4/15/23	2,068
1,195,000	Tribune Media Co., 5.88%, 7/15/22	1,222
710,000	United Rentals North America Inc., 5.75%, 11/15/24	730
2,110,000	United Technologies Corp., 4.13%, 11/16/28	2,175
1,375,000	United Technologies Corp., 4.45%, 11/16/38 (h)	1,386
5,500,000	Volkswagen Group of America Finance LLC 144A, 4.25%, 11/13/23 (b)	5,569
1,120,000	Wabtec Corp., 4.15%, 3/15/24	1,090
2,100,000	Wabtec Corp., 4.70%, 9/15/28	2,001
1,010,000	XPO Logistics Inc. 144A, 6.13%, 9/01/23 (b)	1,030
1,900,000	Yara International ASA 144A, 4.75%, 6/01/28 (b)	1,913

		139,602

Utility (7%)
264,747	Alliance Pipeline LP/United States 144A, 7.00%, 12/31/19 (b)	268
1,890,000	Alliant Energy Finance LLC 144A, 3.75%, 6/15/23 (b)	1,904
990,000	Boardwalk Pipelines LP, 4.45%, 7/15/27	934
500,000	Canadian Natural Resources Ltd., 6.25%, 3/15/38	580
943,779	Celeo Redes Operacion Chile SA 144A, 5.20%, 6/22/47 (b)	899
2,480,000	Cenovus Energy Inc., 6.75%, 11/15/39	2,626
1,170,000	Colorado Interstate Gas Co. LLC/Colorado Interstate Issuing Corp. 144A, 4.15%, 8/15/26 (b)	1,156
1,040,000	Edison International, 4.13%, 3/15/28	913
1,910,000	Enbridge Energy Partners LP, 7.38%, 10/15/45	2,552
2,055,000	Encana Corp., 3.90%, 11/15/21	2,071
2,200,000	Encana Corp., 6.63%, 8/15/37	2,417
2,700,000	Energy Transfer Operating LP, 6.50%, 2/01/42	2,884
3,115,000	EnLink Midstream Partners LP, 5.60%, 4/01/44	2,679
1,500,000	EnLink Midstream Partners LP, (3 mo. LIBOR USD + 4.110%) 6.00%, (a)(e)	1,230
2,400,000	Entergy Louisiana LLC, 5.00%, 7/15/44	2,433
2,960,000	Enterprise Products Operating LLC, 4.80%, 2/01/49	3,017
1,800,000	EQM Midstream Partners LP, 4.75%, 7/15/23	1,827
1,850,000	EQT Corp., 3.00%, 10/01/22	1,778
1,930,000	Exelon Generation Co. LLC, 4.25%, 6/15/22	1,975
1,339,153	Fermaca Enterprises S de RL de CV 144A, 6.38%, 3/30/38 (b)	1,353
1,300,000	Hess Corp., 5.60%, 2/15/41	1,249
2,000,000	Hess Corp., 7.30%, 8/15/31	2,253
2,100,000	Kinder Morgan Inc./DE, 5.30%, 12/01/34	2,165
1,750,000	Nabors Industries Inc., 4.63%, 9/15/21	1,665
1,715,000	NiSource Inc., 3.65%, 6/15/23	1,728
2,000,000	ONEOK Partners LP, 6.65%, 10/01/36	2,242
4,000,000	Pertamina Persero PT 144A, 4.30%, 5/20/23 (b)	4,056

20

Principal or Shares	Security Description	Value (000)

1,360,000	PSEG Power LLC, 3.85%, 6/01/23	$ 1,370
2,600,000	Sabine Pass Liquefaction LLC, 6.25%, 3/15/22	2,772
4,800,000	Sinopec Group Overseas Development 2016 Ltd. 144A, 2.00%, 9/29/21 (b)	4,626
3,635,000	Tampa Electric Co., 4.45%, 6/15/49	3,651
1,900,000	Valero Energy Corp., 6.63%, 6/15/37	2,216

		65,489

Total Corporate Bond (Cost - $341,621)		338,308

Foreign Government (4%)
8,200,000	Brazil Notas do Tesouro Nacional Serie F, 10.00%, 1/01/27 BRL (f)	2,402
1,960,000	Colombia Government International Bond, 3.88%, 4/25/27	1,938
1,200,000	Colombia Government International Bond, 4.50%, 3/15/29	1,230
1,200,000	Colombia Government International Bond, 5.00%, 6/15/45	1,219
2,000,000	Dominican Republic International Bond 144A, 6.00%, 7/19/28 (b)	2,068
1,800,000	Egypt Government International Bond 144A, 4.75%, 4/16/26 EUR (b)(f)	1,931
2,100,000	Honduras Government International Bond 144A, 8.75%, 12/16/20 (b)	2,262
1,940,000	Indonesia Government International Bond 144A, 3.75%, 6/14/28 EUR (b)(f)(h)	2,510
2,515,000	Kenya Government International Bond 144A, 5.88%, 6/24/19 (b)	2,530
2,125,000	Korea Hydro & Nuclear Power Co. Ltd. 144A, 3.75%, 7/25/23 (b)	2,156
1,250,000	Oman Government International Bond 144A, 5.63%, 1/17/28 (b)	1,142
1,610,000	Perusahaan Penerbit SBSN Indonesia III 144A, 4.15%, 3/29/27 (b)	1,589
2,180,000	Provincia de Buenos Aires/Argentina 144A, 5.75%, 6/15/19 (b)	2,197
2,000,000	Republic of Armenia International Bond 144A, 6.00%, 9/30/20 (b)	2,048
8,600,000	Republic of Poland Government Bond, 2.50%, 4/25/24 PLN (f)	2,342
30,000,000	Republic of South Africa Government Bond, 10.50%, 12/21/26 ZAR (f)	2,503
2,800,000	Romanian Government International Bond 144A, 4.38%, 8/22/23 (b)	2,842
155,000,000	Russian Federal Bond - OFZ, 8.15%, 2/03/27 RUB (f)	2,401
2,340,000	Saudi Government International Bond 144A, 3.25%, 10/26/26 (b)	2,240
854,000	Senegal Government International Bond 144A, 8.75%, 5/13/21 (b)	925
2,000,000	Sri Lanka Government International Bond 144A, 5.88%, 7/25/22 (b)	1,977

Total Foreign Government (Cost - $42,160)		42,452

Mortgage Backed (31%)
3,400,000	AREIT 2018-CRE2 Trust 144A, (1 mo. LIBOR USD + 0.980%) 3.49%, 11/14/35 (a)(b)	3,352

Principal or Shares	Security Description	Value (000)

54,375,884	BANK 2018-BNK14, 0.53%, 9/15/60 (i)	$ 2,027
50,160,183	BENCHMARK 2018-B4, 0.54%, 7/15/51 (i)	1,854
5,000,000	BHMS 2018-ATLS 144A, (1 mo. LIBOR USD + 1.250%) 3.76%, 7/15/35 (a)(b)	4,997
1,951,953	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 0.550%) 3.06%, 1/25/30 (a)	1,951
4,454,852	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 0.600%) 3.11%, 7/25/30 (a)	4,448
4,000,612	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 0.720%) 3.23%, 1/25/31 (a)	3,996
1,911,322	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 0.950%) 3.46%, 10/25/29 (a)	1,915
2,186,626	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 1.300%) 3.81%, 4/25/29 (a)	2,199
1,747,904	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 10.250%) 12.76%, 1/25/29 (a)	2,320
498,988	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 10.750%) 13.26%, 1/25/29 (a)	631
1,695,523	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 12.250%) 14.76%, 9/25/28 (a)	2,448
4,374,521	Fannie Mae Grantor Trust 2017-T1, 2.90%, 6/25/27	4,260
3,440,000	Fannie Mae-Aces, 3.70%, 9/25/30 (i)	3,556
4,703,560	FG Q12837 30YR, 3.00%, 11/01/42	4,651
1,043,524	FG Q17641 30YR, 3.00%, 4/01/43	1,032
3,809,934	FH 2B5447 ARM, (12 mo. LIBOR USD + 1.620%) 2.74%, 7/01/46 (a)	3,803
13,090,000	FHLMC Multifamily Structured Pass-Through Certificates, 3.06%, 8/25/24 (i)	13,195
13,200,000	FHLMC Multifamily Structured Pass-Through Certificates, 3.60%, 2/25/25 (i)	13,646
450,000	FN, 2.50%, 15YR TBA (j)	443
12,490,000	FN, 3.00%, 30YR TBA (j)	12,271
3,490,000	FN, 3.00%, 15YR TBA (j)	3,495
1,000,000	FN, 3.00%, 30YR TBA (j)	982
10,400,000	FN, 3.50%, 30YR TBA (j)	10,452
1,320,000	FN, 3.50%, 30YR TBA (j)	1,326
3,220,000	FN, 4.00%, 30YR TBA (j)	3,296
1,120,000	FN, 4.00%, 30YR TBA (j)	1,145
1,786,407	FN 254766 30YR, 5.00%, 6/01/33	1,914
796,008	FN 725027 30YR, 5.00%, 11/01/33	856
1,322,342	FN 725423 30YR, 5.50%, 5/01/34	1,442
1,150,396	FN 725424 30YR, 5.50%, 4/01/34	1,254
2,199,566	FN 995203 30YR, 5.00%, 7/01/35	2,357
1,623,202	FN AJ7689 30YR, 4.00%, 12/01/41	1,676
3,632,609	FN AL2221 15YR, 3.00%, 7/01/27	3,653
1,553,858	FN AL2521 30YR, 3.50%, 9/01/42	1,572
8,333,263	FN AL9373 15YR, 2.50%, 10/01/31	8,205
5,324,536	FN AS4168 30YR, 4.00%, 12/01/44	5,473
2,473,160	FN AS4885 30YR, 3.50%, 5/01/45	2,499
8,298,222	FN AS7170 30YR, 3.50%, 5/01/46	8,369
981,245	FN AS8195 15YR, 2.50%, 10/01/31	966
5,493,809	FN AS8305 30YR, 3.00%, 11/01/46	5,401
5,251,892	FN AS8710 15YR, 2.50%, 2/01/32	5,171
6,389,203	FN AS8807 30YR, 3.50%, 2/01/47	6,434

21 Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

2,717,196	FN AX3596 15YR, 3.00%, 7/01/27	$ 2,733
5,076,945	FN AY4200 30YR, 3.00%, 5/01/45	5,006
4,978,485	FN BE9567 30YR, 3.50%, 4/01/47	5,015
4,037,126	FN BJ9215 30YR, 4.00%, 6/01/48	4,138
6,411,599	FN BM2007 30YR, 4.00%, 9/01/48	6,568
1,131,775	FN BM4862 15YR, 3.00%, 8/01/31	1,137
1,272,785	FN MA2671 30YR, 3.50%, 7/01/46	1,282
6,111,975	FN MA3155 15YR, 3.00%, 10/01/32	6,126
4,234,764	Freddie Mac Structured Agency Credit Risk Debt Notes, (1 mo. LIBOR USD + 1.200%) 3.71%, 10/25/29 (a)	4,263
2,300,000	Freddie Mac Structured Agency Credit Risk Debt Notes, (1 mo. LIBOR USD + 1.300%) 3.81%, 4/25/29 (a)	2,312
1,200,000	Freddie Mac Structured Agency Credit Risk Debt Notes, (1 mo. LIBOR USD + 4.600%) 7.11%, 12/25/42 (a)	1,283
1,248,181	Freddie Mac Structured Agency Credit Risk Debt Notes, (1 mo. LIBOR USD + 10.000%) 12.51%, 7/25/29 (a)	1,351
1,691,611	Freddie Mac Structured Agency Credit Risk Debt Notes, (1 mo. LIBOR USD + 11.250%) 13.76%, 12/25/28 (a)	2,237
3,370,000	G2, 3.00%, 30YR TBA (j)	3,346
2,940,000	G2, 3.50%, 30YR TBA (j)	2,978
3,850,000	G2, 4.00%, 30YR TBA (j)	3,961
760,000	G2, 4.00%, 30YR TBA (j)	781
5,070,000	G2, 4.50%, 30YR TBA (j)	5,265
5,373,679	G2 4853 30YR, 4.00%, 11/20/40	5,579
2,338,704	G2 5115 30YR, 4.50%, 7/20/41	2,463
128,012	G2 5140 30YR, 4.50%, 8/20/41	135
1,738,668	G2 5175 30YR, 4.50%, 9/20/41	1,831
5,266,621	G2 5258 30YR, 3.50%, 12/20/41	5,367
5,319,147	G2 MA2522 30YR, 4.00%, 1/20/45	5,515
5,392,701	G2 MA3663 30YR, 3.50%, 5/20/46	5,469
10,245,820	G2 MA3802 30YR, 3.00%, 7/20/46	10,190
2,050,000	GAHR Commercial Mortgage Trust 2015-NRF 144A, 3.38%, 12/15/34 (b)(i)	2,009
4,016,391	GN 783716 30YR, 3.00%, 2/15/43	3,998
1,814,358	GN 784182 30YR, 4.50%, 8/15/46	1,911
1,395,558	GN AA5452 30YR, 3.50%, 7/15/42	1,422
73,312	HarborView Mortgage Loan Trust 2004-10, 4.24%, 1/19/35 (i)	73
224,408	JP Morgan Mortgage Trust 2006-S2, 6.00%, 7/25/36	194
1,896,306	JP Morgan Mortgage Trust 2014-2 144A, 3.00%, 6/25/29 (b)(i)	1,885
4,995,664	JP Morgan Mortgage Trust 2018-8 144A, 4.00%, 1/25/49 (b)(i)	5,056
30,226	Landmark Mortgage Securities PLC, (3 mo. LIBOR GBP + 0.220%) 1.13%, 6/17/38 GBP (a)(f)(g)	39
2,500,000	Madison Avenue Trust 2013-650M 144A, 4.03%, 10/12/32 (b)(i)	2,464
15,942,108	Morgan Stanley Capital I Trust 2018-H3, 0.84%, 7/15/51 (i)	944
24,261	Morgan Stanley Mortgage Loan Trust, 4.25%, 7/25/34 (i)	24

Principal or Shares	Security Description	Value (000)

512,787	Nationstar Mortgage Loan Trust 2013-A 144A, 3.75%, 12/25/52 (b)(i)	$ 515
877,650	New Residential Mortgage Loan Trust 2014-3 144A, 3.75%, 11/25/54 (b)(i)	879
1,830,150	New Residential Mortgage Loan Trust 2017-2 144A, 4.00%, 3/25/57 (b)(i)	1,851
216,993	Prime Mortgage Trust, 5.00%, 10/25/35	211
1,422,627	Residential Asset Securitization Trust 2006-A8, 6.00%, 8/25/36	1,166
2,561,625	STACR Trust 2018-HRP1 144A, (1 mo. LIBOR USD + 1.650%) 4.16%, 4/25/43 (a)(b)	2,584
4,800,000	STACR Trust 2018-HRP2 144A, (1 mo. LIBOR USD + 1.250%) 3.76%, 2/25/47 (a)(b)	4,812
3,325,000	STACR Trust 2018-HRP2 144A, (1 mo. LIBOR USD + 2.400%) 4.91%, 2/25/47 (a)(b)	3,365
1,300,000	STACR Trust 2018-HRP2 144A, (1 mo. LIBOR USD + 10.500%) 13.01%, 2/25/47 (a)(b)	1,400
476	Structured Asset Mortgage Investments Trust 2003-CL1, 2.90%, 7/25/32 (i)	—
504,887	WaMu Mortgage Pass-Through Certificates Series 2007-HY7 Trust, 3.56%, 7/25/37 (i)	452
3,360,000	Wells Fargo Commercial Mortgage Trust 2015-LC22, 3.84%, 9/15/58	3,446

Total Mortgage Backed (Cost - $301,284)		303,964

Municipal (1%)
2,425,000	California Pollution Control Financing Authority 144A, 5.00%, 11/21/45 (b)	2,433
2,600,000	City of Portland OR, 7.70%, 6/01/22	2,880
770,000	State Board of Administration Finance Corp., 3.00%, 7/01/20	771
4,000,000	State of California, 3.38%, 4/01/25	4,060
1,495,000	State of California, 7.55%, 4/01/39	2,190
1,000,000	State of Washington, 1.70%, 7/01/20	984
365,000	University of California, 3.26%, 5/15/24	368

Total Municipal (Cost - $13,056)		13,686

U.S. Treasury (26%)
10,680,000	U.S. Treasury Bill, 2.34%, 2/12/19 (d)	10,672
1,800,000	U.S. Treasury Bond, 3.00%, 8/15/48	1,796
15,540,000	U.S. Treasury Bond, 3.13%, 5/15/48	15,885
5,800,000	U.S. Treasury Bond, 3.38%, 11/15/48	6,222
10,000,000	U.S. Treasury Note, 2.50%, 12/31/20	10,007
16,560,000	U.S. Treasury Note, 2.50%, 1/31/24	16,608
17,000,000	U.S. Treasury Note, 2.63%, 7/31/20	17,032
24,800,000	U.S. Treasury Note, 2.63%, 12/15/21	24,936
5,480,000	U.S. Treasury Note, 2.63%, 6/30/23	5,522
3,700,000	U.S. Treasury Note, 2.63%, 12/31/23	3,731
14,000,000	U.S. Treasury Note, 2.63%, 12/31/25	14,093
44,400,000	U.S. Treasury Note, 2.75%, 6/30/25	45,036
13,500,000	U.S. Treasury Note, 2.88%, 11/15/21	13,657
5,600,000	U.S. Treasury Note, 2.88%, 11/30/23	5,713
13,000,000	U.S. Treasury Note, 2.88%, 5/15/28	13,264
9,250,000	U.S. Treasury Note, 2.88%, 8/15/28	9,438
25,760,000	U.S. Treasury Note, 3.00%, 5/15/47 (k)(l)	25,734
17,490,000	U.S. Treasury Note, 3.13%, 11/15/28	18,226

Total U.S. Treasury (Cost - $255,383)		257,572

22

Principal or Shares	Security Description	Value (000)

Investment Company (1%)
7,988,962	Payden Cash Reserves Money Market Fund *
	(Cost - $7,989)	$ 7,989
Purchased Swaptions (0%)
Total Purchased Swaptions (Cost - $1,473)		2,935
Total Investments, Before Options Written
(Cost - $1,070,508) (108%)		1,073,505
Written Swaptions (0%)
Total Written Swaptions (Cost - $(1,253))		(2,682)
Total Investments (Cost - $1,069,255) (108%)		1,070,823
Liabilities in excess of Other Assets (-8%)		(76,132)
Net Assets (100%)		$ 994,691

*	Affiliated investment
(a)	Floating rate security. The rate shown reflects the rate in effect at January 31, 2019.
(b)

Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(c)	Floating rate security. The rate shown reflects the rate in effect at January 31, 2019. The stated maturity is subject to prepayments.
(d)	Yield to maturity at time of purchase.
(e)	Perpetual security with no stated maturity date.
(f)	Principal in foreign currency.
(g)

Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(h)

All or a portion of these securities are on loan. At January 31, 2019, the total market value of the Fund’s securities on loan is $2,663 and the total market value of the collateral held by the Fund is $2,803. Amounts in 000s.

(i)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(j)	Security was purchased on a delayed delivery basis.
(k)	All or a portion of security has been pledged in connection with outstanding centrally cleared swaps.
(l)	All or a portion of the security is pledged to cover futures contract margin requirements.

Purchased Swaptions

Description	Counterparty	Notional Amount (000s)	Expiration date	Value (000s)	Call/Put
Purchased Swaptions 0.0%
1-Year Interest Rate Swap, 6/26/20, Pay Fixed 3.15% Semi-Annually, Receive Pay Variable Quarterly, 3-Month USD LIBOR	Citibank, N.A.	$251,100	06/26/2020	$1,785	Call
2-Year Interest Rate Swap, 9/27/19, Pay Fixed 2.975% Semi-Annually, Receive Pay Variable Quarterly, 3-Month USD LIBOR	Barclays Bank PLC	122,300	09/27/2019	1,150	Call

Total Swaptions				$2,935

23    Payden Mutual Funds

Written Swaptions

Description	Counterparty	Notional Amount (000s)	Expiration date	Value (000s)	Call/Put
Written Swaptions 0.0%
1-Year Interest Rate Swap, 6/26/19, Pay Fixed 3.15% Semi-Annually, Receive Pay Variable Quarterly, 3-Month USD LIBOR	Citibank, N.A.	$251,100	06/26/2019	$(1,651)	Call
5-Year Interest Rate Swap, 9/27/19, Pay Fixed 2.90% Semi-Annually, Receive Pay Variable Quarterly, 3-Month USD LIBOR	Barclays Bank PLC	51,000	09/27/2019	(1,031)	Call

Total Swaptions				$(2,682)

Open Forward Currency Contracts to USD

Currency Purchased (000s)	Currency Sold (000s)	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) (000s)
Assets:
AUD 19,888	USD 14,289	Barclays Bank PLC	04/16/2019	$183
Liabilities:
EUR 16,669	USD 19,246	BNP PARIBAS	04/10/2019	(51)
USD 14,294	NZD 21,154	Barclays Bank PLC	04/16/2019	(350)
USD 7,156	EUR 6,257	Citibank, N.A.	02/08/2019	(11)

				(412)

Net Unrealized Appreciation (Depreciation)				$(229)

Open Futures Contracts

Contract Type	Number of Contracts	Expiration Date	Notional Amount (000s)	Current Value (000s)	Unrealized Appreciation (Depreciation) (000s)
Long Contracts:
3-Month GBP LIBOR Option Future	1,165	Dec-19	$134	$(160)	$(160)
U.S. Long Bond Future	155	Mar-19	22,737	889	889
U.S. Treasury 5-Year Note Future	6	Mar-19	689	2	2

					731

Short Contracts:
3-Month GBP LIBOR Option Future	1,165	Dec-19	(23)	58	58
Euro-Bund Future	60	Mar-19	(11,378)	(231)	(231)
U.S. 10-Year Ultra Future	283	Mar-19	(36,985)	(1,199)	(1,199)
U.S. Treasury 10-Year Note Future	57	Mar-19	(6,981)	(188)	(188)
U.S. Ultra Bond Future	26	Mar-19	(4,189)	(234)	(234)
					(1,794)
Total Futures					$(1,063)

Open Centrally Cleared Credit Default Swap Contracts

Description	Maturity Date	Notional Amount (000s)	Value (000s)	Upfront payments/ receipts (000s)	Unrealized Appreciation (000s)
Protection Bought (Relevant Credit: Markit CDX, North America High Yield Series 31 Index), Pay 5% Quarterly, Receive upon credit default	12/20/2023	$17,640	$1,067	$772	$295

Schedule of Investments - January 31, 2019 (Unaudited)

Principal or Shares	Security Description	Value (000)
Corporate Bond (94%)
Basic Industry (7%)
2,000,000	Alcoa Nederland Holding BV 144A, 6.75%, 9/30/24 (a)	$ 2,093
2,500,000	Ashland LLC, 6.88%, 5/15/43	2,513
650,000	Aviation Capital Group LLC 144A, 2.88%, 1/20/22 (a)	631
1,120,000	Aviation Capital Group LLC 144A, 3.88%, 5/01/23 (a)	1,105
1,500,000	Bombardier Inc. 144A, 7.50%, 12/01/24 (a)	1,459
1,735,000	Caterpillar Financial Services Corp., 3.65%, 12/07/23	1,779
465,000	DAE Funding LLC 144A, 4.50%, 8/01/22 (a)	460
605,000	Dow Chemical Co., 9.40%, 5/15/39	894
1,500,000	DowDuPont Inc., 4.21%, 11/15/23	1,556
1,740,000	FedEx Corp., 4.95%, 10/17/48	1,749
1,485,000	GATX Corp., 4.35%, 2/15/24	1,509
450,000	Keysight Technologies Inc., 3.30%, 10/30/19	450
880,000	Penske Truck Leasing Co. LP/PTL Finance Corp. 144A, 4.45%, 1/29/26 (a)	888
1,485,000	SMBC Aviation Capital Finance DAC 144A, 2.65%, 7/15/21 (a)	1,447
1,810,000	Spirit AeroSystems Inc., 3.95%, 6/15/23	1,813
380,000	United Technologies Corp., 3.95%, 8/16/25	389
685,000	United Technologies Corp., 4.13%, 11/16/28	706
600,000	United Technologies Corp., 4.63%, 11/16/48	619
1,595,000	Wabtec Corp., 4.70%, 9/15/28	1,520
1,075,000	Yara International ASA 144A, 4.75%, 6/01/28 (a)	1,083

		24,663

Communications (7%)
475,000	21st Century Fox America Inc., 9.50%, 7/15/24	609
3,300,000	Anthem Inc., 2.95%, 12/01/22 (b)	3,269
970,000	AT&T Inc., 3.60%, 2/17/23	978
1,600,000	AT&T Inc., (3 mo. LIBOR USD + 1.180%) 3.96%, 6/12/24 (c)	1,585
3,000,000	AT&T Inc., 5.45%, 3/01/47	3,079
450,000	Baidu Inc., 4.38%, 5/14/24	459
2,275,000	Baidu Inc., 4.88%, 11/14/28	2,369
720,000	Charter Communications Operating LLC/Charter
	Communications Operating Capital, 5.38%, 5/01/47	686
1,705,000	Comcast Corp., 3.95%, 10/15/25	1,766
1,170,000	Comcast Corp., 4.95%, 10/15/58	1,237
345,000	Fox Corp. 144A, 4.03%, 1/25/24 (a)	352
1,760,000	Fox Corp. 144A, 5.58%, 1/25/49 (a)	1,875
400,000	Orange SA, 9.00%, 3/01/31	565
268,125	Sprint Spectrum Co. LLC/Sprint Spectrum Co. II
	LLC/Sprint Spectrum Co. III LLC 144A, 3.36%, 9/20/21 (a)	267
1,100,000	TELUS Corp., 4.60%, 11/16/48	1,110
1,000,000	Verizon Communications Inc., 4.40%, 11/01/34	1,003
2,063,000	Verizon Communications Inc., 4.75%, 11/01/41	2,061
280,000	Verizon Communications Inc., 4.86%, 8/21/46	287

		23,557

Consumer Cyclical (5%)
1,780,000	American Honda Finance Corp., 3.55%, 1/12/24	1,806

Principal or Shares	Security Description	Value (000)

542,858	Continental Airlines 2007-1 Class B Pass-Through Trust, 6.90%, 4/19/22	$ 559
830,000	Dollar Tree Inc., (3 mo. LIBOR USD + 0.700%) 3.47%, 4/17/20 (c)	827
730,000	Ford Motor Co., 7.45%, 7/16/31	741
1,020,000	Ford Motor Credit Co. LLC, 2.98%, 8/03/22	947
600,000	Ford Motor Credit Co. LLC, 3.10%, 5/04/23	542
400,000	Ford Motor Credit Co. LLC, 3.81%, 1/09/24	364
1,200,000	General Motors Co., 6.75%, 4/01/46	1,236
220,000	Home Depot Inc., 3.90%, 12/06/28	230
3,000,000	Home Depot Inc., 4.50%, 12/06/48	3,232
1,920,000	Nissan Motor Acceptance Corp. 144A, (3 mo. LIBOR USD + 0.630%) 3.42%, 9/21/21 (a)(c)	1,896
2,595,000	Volkswagen Group of America Finance LLC 144A, 3.88%, 11/13/20 (a)	2,626
745,000	Volkswagen Group of America Finance LLC 144A, 4.00%, 11/12/21 (a)	755
1,705,000	Volkswagen Group of America Finance LLC 144A, 4.25%, 11/13/23 (a)	1,726
1,171,000	ZF North America Capital Inc. 144A, 4.50%, 4/29/22 (a)	1,176

		18,663

Consumer Non-Cyclical (14%)
685,000	AbbVie Inc., 3.75%, 11/14/23	694
1,365,000	AbbVie Inc., 4.25%, 11/14/28	1,360
685,000	AbbVie Inc., 4.88%, 11/14/48	658
1,285,000	Advocate Health & Hospitals Corp., 3.83%, 8/15/28	1,316
1,500,000	Amgen Inc., 4.56%, 6/15/48	1,475
600,000	Amgen Inc., 5.65%, 6/15/42	663
904,000	Anheuser-Busch InBev Worldwide Inc., 8.20%, 1/15/39	1,204
1,000,000	AstraZeneca PLC, (3 mo. LIBOR USD + 0.665%) 3.31%, 8/17/23 (c)	979
1,195,000	AstraZeneca PLC, 3.50%, 8/17/23	1,205
985,000	Bacardi Ltd. 144A, 5.30%, 5/15/48 (a)	891
700,000	Bayer U.S. Finance II LLC 144A, 3.88%, 12/15/23 (a)	700
1,000,000	Bayer U.S. Finance II LLC 144A, 4.38%, 12/15/28 (a)	983
675,000	Bayer U.S. Finance II LLC 144A, 4.88%, 6/25/48 (a)	642
135,000	Block Financial LLC, 4.13%, 10/01/20	137
700,000	Blue Cross & Blue Shield of Minnesota 144A, 3.79%, 5/01/25 (a)	688
1,500,000	Cigna Corp. 144A, (3 mo. LIBOR USD + 0.650%) 3.44%, 9/17/21 (a)(c)	1,492
700,000	Cigna Corp. 144A, 4.13%, 11/15/25 (a)	715
1,100,000	Cigna Corp. 144A, 4.38%, 10/15/28 (a)	1,131
895,000	Cigna Corp. 144A, 4.90%, 12/15/48 (a)	915
1,455,000	Conagra Brands Inc., 4.60%, 11/01/25	1,476
1,445,000	Conagra Brands Inc., 5.40%, 11/01/48	1,363
715,000	CVS Health Corp., 4.78%, 3/25/38	717
725,000	CVS Health Corp., 5.05%, 3/25/48	745
110,000	Dignity Health, 3.13%, 11/01/22	109
740,000	Dignity Health, 4.50%, 11/01/42	700

25 Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

1,140,000	DP World Crescent Ltd. 144A, 4.85%, 9/26/28 (a)	$ 1,153
550,000	DP World Ltd. 144A, 5.63%, 9/25/48 (a)	546
1,540,000	Georgetown University, 4.32%, 4/01/49	1,590
1,670,000	Keurig Dr Pepper Inc., 3.13%, 12/15/23	1,613
731,000	Keurig Dr Pepper Inc., 3.20%, 11/15/21	727
2,600,000	Land O’ Lakes Inc. 144A, 7.00% (a)(d)	2,501
2,520,000	McKesson Corp., 3.65%, 11/30/20	2,538
570,000	Mylan NV, 3.95%, 6/15/26	540
1,050,000	Mylan NV, 5.25%, 6/15/46	936
690,000	Nestle Holdings Inc. 144A, 3.35%, 9/24/23 (a)	705
690,000	Nestle Holdings Inc. 144A, 3.50%, 9/24/25 (a)	707
1,250,000	Northwell Healthcare Inc., 4.26%, 11/01/47	1,201
175,000	Northwell Healthcare Inc., 6.15%, 11/01/43	213
945,000	Pfizer Inc., 7.20%, 3/15/39	1,350
2,250,000	Roche Holdings Inc. 144A, 3.63%, 9/17/28 (a)(b)	2,320
640,000	Shire Acquisitions Investments Ireland DAC, 2.40%, 9/23/21	623
2,000,000	Teva Pharmaceutical Finance Co. LLC, 6.15%, 2/01/36	1,899
420,000	Teva Pharmaceutical Finance Netherlands III BV, 4.10%, 10/01/46	310
850,000	Teva Pharmaceutical Finance Netherlands III BV, 6.00%, 4/15/24	865
885,000	Toledo Hospital, 5.75%, 11/15/38	944
2,175,000	Toledo Hospital, 6.02%, 11/15/48	2,307

		48,546

Energy (14%)
134,015	Alliance Pipeline LP/United States 144A, 7.00%, 12/31/19 (a)	136
430,000	Boardwalk Pipelines LP, 4.45%, 7/15/27	406
2,000,000	BP Capital Markets America Inc., 3.80%, 9/21/25 (b)	2,063
640,000	Canadian Natural Resources Ltd., 6.25%, 3/15/38	742
1,405,000	Cenovus Energy Inc., 6.75%, 11/15/39	1,488
2,000,000	Chesapeake Energy Corp., 7.00%, 10/01/24 (b)	1,962
835,000	Enbridge Energy Partners LP, 7.38%, 10/15/45	1,116
350,000	Enbridge Energy Partners LP, 7.50%, 4/15/38	457
985,000	Encana Corp., 7.38%, 11/01/31	1,167
1,000,000	Energy Transfer Operating LP, 4.15%, 10/01/20	1,010
1,550,000	Energy Transfer Operating LP, 6.50%, 2/01/42	1,655
1,365,000	EnLink Midstream Partners LP, 5.60%, 4/01/44	1,174
1,500,000	EnLink Midstream Partners LP, (3 mo. LIBOR USD + 4.110%) 6.00%, (c)(d)	1,230
1,000,000	Ensco PLC, 7.75%, 2/01/26	808
1,745,000	Enterprise Products Operating LLC, 4.15%, 10/16/28	1,782
3,000,000	EQM Midstream Partners LP, 6.50%, 7/15/48	3,060
650,000	Gulf South Pipeline Co. LP, 4.00%, 6/15/22	649
850,000	Hess Corp., 5.60%, 2/15/41	817
1,000,000	Hess Corp., 7.30%, 8/15/31	1,126
750,000	Kinder Morgan Energy Partners LP, 6.55%, 9/15/40	846
800,000	Kinder Morgan Inc., (3 mo. LIBOR USD + 1.280%) 4.07%, 1/15/23 (c)	798

Principal or Shares	Security Description	Value (000)

250,000	Kinder Morgan Inc./DE 144A, 5.00%, 2/15/21 (a)	$ 258
1,500,000	Motiva Enterprises LLC 144A, 6.85%, 1/15/40 (a)	1,591
2,000,000	MPLX LP, 4.50%, 4/15/38	1,842
1,200,000	Nabors Industries Inc., 4.63%, 9/15/21	1,142
1,650,000	Nabors Industries Inc., 5.50%, 1/15/23 (b)	1,493
1,065,000	Oasis Petroleum Inc., 6.88%, 1/15/23	1,058
275,000	ONEOK Inc., 4.25%, 2/01/22 (b)	280
800,000	ONEOK Partners LP, 6.65%, 10/01/36	897
1,200,000	Petro-Canada, 7.88%, 6/15/26	1,434
441,200	Ras Laffan Liquefied Natural Gas Co. Ltd. II 144A, 5.30%, 9/30/20 (a)	448
400,000	Sabine Pass Liquefaction LLC, 5.63%, 2/01/21	414
450,000	Sabine Pass Liquefaction LLC, 5.75%, 5/15/24	484
895,000	SemGroup Corp. / Rose Rock Finance Corp., 5.63%, 11/15/23	837
2,500,000	Sinopec Group Overseas Development 2013 Ltd. 144A, 4.38%, 10/17/23 (a)	2,580
900,000	Sunoco Logistics Partners Operations LP, 5.40%, 10/01/47	853
1,990,000	TransCanada PipeLines Ltd., 5.10%, 3/15/49	2,092
2,000,000	Transocean Inc., 7.50%, 4/15/31	1,645
965,000	Western Gas Partners LP, 5.45%, 4/01/44 (b)	875
1,800,000	Williams Cos. Inc., 7.88%, 9/01/21	1,981
2,200,000	Williams Cos. Inc., 8.75%, 3/15/32	2,971

		49,667

Financial (37%)
975,000	ADCB Finance Cayman Ltd. 144A, 4.00%, 3/29/23 (a)	978
925,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.13%, 7/03/23	913
830,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.45%, 10/01/25	813
2,000,000	Air Lease Corp., 3.88%, 7/03/23	1,974
1,000,000	Aircastle Ltd., 4.13%, 5/01/24	964
1,851,000	American Express Co., 8.15%, 3/19/38 (b)	2,616
800,000	American Financial Group Inc./OH, 4.50%, 6/15/47	726
700,000	Aon Corp., 6.25%, 9/30/40	829
575,000	Aon PLC, 4.75%, 5/15/45	579
1,000,000	Ares Capital Corp., 3.50%, 2/10/23	953
875,000	Ares Capital Corp., 3.63%, 1/19/22	861
1,180,000	ASB Bank Ltd. 144A, 3.75%, 6/14/23 (a)	1,191
1,200,000	Australia & New Zealand Banking Group Ltd. 144A, 4.40%, 5/19/26 (a)	1,188
950,000	Bank of America Corp., (3 mo. LIBOR USD + 0.780%) 3.55%, 3/05/24 (c)	956
2,340,000	Bank of America NA, (3 mo. LIBOR USD + 0.650%) 3.34%, 1/25/23 (c)	2,357
1,075,000	Bank of Montreal, 3.10%, 7/13/20	1,081
1,100,000	Bank of Montreal, (3 mo. LIBOR USD + 0.460%) 3.26%, 4/13/21 (c)	1,102
2,275,000	Bank of Montreal, (5 yr. Swap Semi 30/360 USD + 1.280%) 4.34%, 10/05/28 (c)	2,304
1,385,000	Bank of New York Mellon Corp., 3.45%, 8/11/23	1,408

26

Principal or Shares	Security Description	Value (000)

1,020,000	Barclays PLC, 4.38%, 9/11/24	$ 1,000
800,000	Barclays PLC, (3 mo. LIBOR USD + 1.400%) 4.61%, 2/15/23 (c)	804
1,300,000	Barclays PLC, 4.84%, 5/09/28	1,250
3,365,000	BB&T Corp., 3.75%, 12/06/23	3,461
1,050,000	Berkshire Hathaway Finance Corp., 4.25%, 1/15/49	1,090
850,000	BNZ International Funding Ltd./London 144A, 3.38%, 3/01/23 (a)	847
975,000	Brookfield Finance Inc., 4.70%, 9/20/47	902
201,000	Carlyle Holdings Finance LLC 144A, 3.88%, 2/01/23 (a)	203
1,500,000	Citibank NA, 3.40%, 7/23/21	1,516
850,000	Citibank NA, 3.65%, 1/23/24	862
425,000	Citigroup Inc., (3 mo. LIBOR USD + 0.950%) 2.88%, 7/24/23 (c)	418
1,203,000	Citigroup Inc., (3 mo. LIBOR USD + 0.722%) 3.14%, 1/24/23 (c)	1,196
1,265,000	Citigroup Inc., 4.45%, 9/29/27	1,285
2,975,000	Credit Agricole Corporate & Investment Bank
	SA, (3 mo. LIBOR USD + 0.625%) 3.43%, 10/03/21 (c)	2,971
1,500,000	Credit Suisse AG/New York NY, 3.00%, 10/29/21	1,497
1,750,000	CubeSmart LP, 4.38%, 2/15/29	1,757
630,000	Digital Realty Trust LP, 3.63%, 10/01/22	627
1,050,000	Enstar Group Ltd., 4.50%, 3/10/22	1,059
1,030,000	First Midwest Bancorp Inc./IL, 5.88%, 9/29/26	1,089
1,400,000	Five Corners Funding Trust 144A, 4.42%, 11/15/23 (a)	1,454
640,000	FS KKR Capital Corp., 4.25%, 1/15/20	642
2,825,000	GLP Capital LP/GLP Financing II Inc., 5.75%, 6/01/28	2,955
600,000	Goldman Sachs Group Inc., 2.63%, 4/25/21	594
2,600,000	Goldman Sachs Group Inc., 5.75%, 1/24/22	2,791
400,000	HCP Inc., 3.40%, 2/01/25	386
1,967,000	Hospitality Properties Trust, 3.95%, 1/15/28	1,758
2,795,000	HSBC Holdings PLC, (3 mo. LIBOR USD + 0.650%) 3.43%, 9/11/21 (c)	2,794
800,000	Huntington Bancshares Inc./OH, 4.00%, 5/15/25	815
1,185,000	ICBCIL Finance Co. Ltd. 144A, 2.38%, 5/19/19 (a)	1,182
1,000,000	International Lease Finance Corp., 4.63%, 4/15/21	1,013
1,500,000	JPMorgan Chase & Co., (3 mo. LIBOR USD + 0.935%) 2.78%, 4/25/23 (c)	1,479
800,000	JPMorgan Chase & Co., (3 mo. LIBOR USD + 0.610%) 3.51%, 6/18/22 (c)	809
1,700,000	JPMorgan Chase & Co., (3 mo. LIBOR USD + 1.000%) 4.02%, 12/05/24 (c)	1,743
2,840,000	KeyBank NA, 3.30%, 2/01/22	2,857
900,000	Kimco Realty Corp., 4.25%, 4/01/45	819
1,400,000	KKR Group Finance Co. III LLC 144A, 5.13%, 6/01/44 (a)	1,402
1,800,000	Lincoln National Corp., 7.00%, 6/15/40	2,292
510,000	Macquarie Bank Ltd. 144A, 6.63%, 4/07/21 (a)	544

Principal or Shares	Security Description	Value (000)

1,025,000	Macquarie Group Ltd. 144A, (3 mo. LIBOR USD + 1.372%) 3.76%, 11/28/28 (a)(c)	$ 955
2,317,000	Manulife Financial Corp., (USD Swap Rate 11:00 am NY 1 + 1.647%) 4.06%, 2/24/32 (c)	2,214
1,305,000	Marsh & McLennan Cos. Inc., 3.50%, 12/29/20	1,319
1,030,000	Marsh & McLennan Cos. Inc., 3.88%, 3/15/24	1,052
142,000	Massachusetts Mutual Life Insurance Co. 144A, 8.88%, 6/01/39 (a)	214
950,000	MetLife Inc., 4.88%, 11/13/43	1,030
1,175,000	Metropolitan Life Global Funding I 144A, 3.60%, 1/11/24 (a)	1,190
2,000,000	Mitsubishi UFJ Trust & Banking Corp. 144A, 2.65%, 10/19/20 (a)	1,984
2,000,000	Mizuho Financial Group Inc. 144A, 2.63%, 4/12/21 (a)	1,974
1,180,000	National Rural Utilities Cooperative Finance Corp., 4.40%, 11/01/48	1,219
1,500,000	Nationwide Building Society 144A, (USD Swap Rate 11:00 am NY 1 + 1.849%) 4.13%, 10/18/32 (a)(c)	1,367
725,000	Nationwide Financial Services Inc. 144A, 5.30%, 11/18/44 (a)	770
800,000	Nationwide Mutual Insurance Co. 144A, 9.38%, 8/15/39 (a)	1,218
500,000	New York Life Insurance Co. 144A, 6.75%, 11/15/39 (a)	660
1,000,000	Ohio National Life Insurance Co. 144A, 6.88%, 6/15/42 (a)	1,234
450,000	Pacific Life Insurance Co. 144A, 9.25%, 6/15/39 (a)	692
1,000,000	Pershing Square Holdings Ltd. 144A, 5.50%, 7/15/22 (a)	1,004
2,000,000	Prudential Financial Inc., (3 mo. LIBOR USD + 2.380%) 4.50%, 9/15/47 (c)	1,845
2,175,000	Regions Financial Corp., 3.80%, 8/14/23	2,195
2,740,000	Royal Bank of Canada, 3.70%, 10/05/23	2,789
450,000	Santander Holdings USA Inc., 3.70%, 3/28/22	450
930,000	Santander Holdings USA Inc., 4.40%, 7/13/27	911
1,855,000	Santander UK Group Holdings PLC, (3 mo. LIBOR USD + 1.570%) 4.80%, 11/15/24 (c)	1,882
1,265,000	Scentre Group Trust 1/Scentre Group Trust 2 144A, 2.38%, 11/05/19 (a)	1,257
230,000	Senior Housing Properties Trust, 6.75%, 4/15/20	233
1,000,000	Springleaf Finance Corp., 7.13%, 3/15/26	954
1,600,000	State Street Corp., (3 mo. LIBOR USD + 0.770%) 3.78%, 12/03/24 (c)	1,638
1,135,000	Sumitomo Mitsui Financial Group Inc., 2.06%, 7/14/21	1,106
1,527,000	Sumitomo Mitsui Financial Group Inc., 2.44%, 10/19/21	1,495
1,415,000	SunTrust Bank/Atlanta GA, 4.05%, 11/03/25 (b)	1,454
1,000,000	Synchrony Bank, 3.00%, 6/15/22	957
250,000	Synchrony Financial, 2.70%, 2/03/20	247
250,000	Synchrony Financial, 3.75%, 8/15/21	249
550,000	Teachers Insurance & Annuity Association of America 144A, 4.90%, 9/15/44 (a)	588

27 Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

2,000,000	Teachers Insurance & Annuity Association of America 144A, 6.85%, 12/16/39 (a)	$ 2,606
2,090,000	Toronto-Dominion Bank, 3.25%, 6/11/21	2,106
670,000	Transatlantic Holdings Inc., 8.00%, 11/30/39	893
1,000,000	Travelers Cos. Inc., 4.05%, 3/07/48	991
900,000	USAA Capital Corp. 144A, 3.00%, 7/01/20 (a)	901
400,000	Ventas Realty LP, 3.85%, 4/01/27 (b)	391
800,000	VEREIT Operating Partnership LP, 4.60%, 2/06/24	811
1,950,000	Voya Financial Inc., (3 mo. LIBOR USD + 2.084%) 4.70%, 1/23/48 (c)	1,621
1,330,000	WEA Finance LLC 144A, 4.63%, 9/20/48 (a)	1,335
2,450,000	Wells Fargo & Co., 3.75%, 1/24/24	2,494
1,350,000	Westpac Banking Corp., (USD Swap Rate 11:00 am NY 1 + 2.236%) 4.32%, 11/23/31 (c)	1,312
2,000,000	Westpac Banking Corp./New Zealand, (USD Swap Rate 11:00 am NY 1 + 2.888%) 5.00%, (c)(d)	1,734

		133,497

Technology (2%)
2,000,000	Apple Inc., 4.65%, 2/23/46	2,198
835,000	Dell International LLC/EMC Corp. 144A, 8.35%, 7/15/46 (a)	986
1,500,000	HP Inc., 6.00%, 9/15/41	1,577
2,500,000	IBM Credit LLC, 3.45%, 11/30/20	2,524
1,100,000	Microchip Technology Inc. 144A, 4.33%, 6/01/23 (a)	1,085
649,000	Seagate HDD Cayman, 4.88%, 3/01/24	621

		8,991

Utility (8%)
1,425,000	Abu Dhabi National Energy Co. PJSC 144A, 4.38%, 4/23/25 (a)	1,452
550,000	Abu Dhabi National Energy Co. PJSC 144A, 4.88%, 4/23/30 (a)	573
1,485,000	Alliant Energy Finance LLC 144A, 3.75%, 6/15/23 (a)	1,496
500,000	American Electric Power Co. Inc., 3.65%, 12/01/21	507
1,050,000	Basin Electric Power Cooperative 144A, 4.75%, 4/26/47 (a)	1,082
244,000	Berkshire Hathaway Energy Co., 6.13%, 4/01/36	297
1,660,000	CenterPoint Energy Inc., 3.85%, 2/01/24	1,673
1,150,000	Consumers Energy Co., 4.35%, 4/15/49	1,227
1,000,000	Dominion Energy Inc., 4.10%, 4/01/21	1,008
1,185,000	DTE Energy Co., 3.70%, 8/01/23	1,189
650,000	Duke Energy Corp., 3.75%, 9/01/46	584
1,250,000	Duke Energy Florida LLC, 4.20%, 7/15/48	1,262
670,000	Edison International, 4.13%, 3/15/28	588
1,620,000	Entergy Louisiana LLC, 4.00%, 3/15/33	1,652
500,000	Entergy Louisiana LLC, 5.00%, 7/15/44	507

Principal or Shares	Security Description	Value (000)

1,392,000	Exelon Generation Co. LLC, 4.25%, 6/15/22	$1,424
2,500,000	FirstEnergy Corp., 4.25%, 3/15/23	2,564
740,000	Fortis Inc./Canada, 3.06%, 10/04/26	690
1,150,000	Indianapolis Power & Light Co. 144A, 4.05%, 5/01/46 (a)	1,073
1,500,000	KeySpan Gas East Corp. 144A, 5.82%, 4/01/41 (a)	1,778
1,145,000	NextEra Energy Capital Holdings Inc., 3.34%, 9/01/20	1,151
1,000,000	NiSource Inc., 3.65%, 6/15/23	1,007
825,000	PSEG Power LLC, 3.85%, 6/01/23	831
362,843	Solar Star Funding LLC 144A, 3.95%, 6/30/35 (a)	351
1,045,000	South Carolina Electric & Gas Co., 3.50%, 8/15/21	1,059
2,255,000	Tampa Electric Co., 4.45%, 6/15/49	2,265
700,000	WEC Energy Group Inc., 3.38%, 6/15/21	703

		29,993

Total Corporate Bond (Cost - $338,437)		337,577

Foreign Government (0%)
1,150,000	Korea Hydro & Nuclear Power Co. Ltd. 144A, 3.75%, 7/25/23 (a)
	(Cost - $1,143)	1,167

Municipal (2%)
2,400,000	Chicago O’Hare International Airport, 4.47%, 1/01/49	2,472
1,050,000	Michigan Finance Authority, 5.02%, 11/01/43	1,090
1,000,000	Rutgers The State University of New Jersey, 4.15%, 5/01/48	983
1,800,000	State of California, 4.60%, 4/01/38	1,892

Total Municipal (Cost - $6,339)		6,437

U.S. Treasury (0%)
1,500,000	U.S. Treasury Bill, 0.00%, 6/06/19
	(Cost - $1,487)	1,488

Investment Company (4%)
12,587,176	Payden Cash Reserves Money Market Fund *
	(Cost - $12,587)	12,587

Total Investments (Cost - $359,993) (100%)		359,256
Liabilities in excess of Other Assets (0%)		(375)

Net Assets (100%)		$358,881

*	Affiliated investment
(a)

Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(b)

All or a portion of these securities are on loan. At January 31, 2019, the total market value of the Fund’s securities on loan is $3,374 the total market value of the collateral held by the Fund is $3,462. Amounts in 000s.

(c)	Floating rate security. The rate shown reflects the rate in effect at January 31, 2019.
(d)	Perpetual security with no stated maturity date.

28

Open Futures Contracts

Contract Type	Number of Contracts	Expiration Date	Notional Amount (000s)	Current Value (000s)	Unrealized Appreciation (Depreciation) (000s)
Long Contracts:
U.S. Long Bond Future	26	Mar-19	$3,814	$195	$195
U.S. Treasury 10-Year Note Future	197	Mar-19	24,126	645	645
U.S. Treasury 2-Year Note Future	81	Mar-19	17,199	109	109

					949

Short Contracts:
U.S. 10-Year Ultra Future	29	Mar-19	(3,790)	(138)	(138)
U.S. Treasury 5-Year Note Future	210	Mar-19	(24,120)	(305)	(305)
U.S. Ultra Bond Future	13	Mar-19	(2,095)	(2)	(2)

					(445)

Total Futures					$504

Open Centrally Cleared Credit Default Swap Contracts

Description	Maturity Date	Notional Amount (000s)	Value (000s)	Upfront payments/ receipts (000s)	Unrealized Appreciation (000s)
Protection Bought (Relevant Credit: Markit CDX, North America Investment Grade Series 31 Index), Pay 1% Quarterly, Receive upon credit default	12/20/2023	$11,200	$170	$124	$46

29    Payden Mutual Funds

Schedule of Investments - January 31, 2019 (Unaudited)

Principal or Shares	Security Description	Value (000)
Asset Backed (8%)
1,400,000	Blackrock European CLO VII DAC 144A, (3 mo. EURIBOR + 1.700%) 1.70%, 10/15/31 EUR (a)(b)(c)	$1,599
450,000	BlueMountain CLO 2015-3 Ltd. 144A, (3 mo. LIBOR USD + 2.600%) 5.36%, 4/20/31 (a)(c)	423
1,170,000	Cedar Funding II CLO Ltd. 144A, (3 mo. LIBOR USD + 1.230%) 4.00%, 6/09/30 (a)(c)	1,167
590,000	Cedar Funding II CLO Ltd. 144A, (3 mo. LIBOR USD + 2.350%) 5.12%, 6/09/30 (a)(c)	579
500,000	Cent CLO 17 Ltd. 144A, (3 mo. LIBOR USD + 2.800%) 5.32%, 4/30/31 (a)(c)	481
800,000	CIFC Funding 2013-III-R Ltd. 144A, (3 mo. LIBOR USD + 2.900%) 5.68%, 4/24/31 (a)(c)	760
524,379	Countrywide Asset-Backed Certificates, 4.69%, 10/25/46 (d)	512
295,500	Domino’s Pizza Master Issuer LLC 144A, 4.12%, 7/25/47 (c)	290
650,000	First Investors Auto Owner Trust 2016-2 144A, 2.53%, 7/15/22 (c)	642
874,425	FOCUS Brands Funding LLC 144A, 3.86%, 4/30/47 (c)	887
400,000	Grippen Park CLO Ltd. 144A, (3 mo. LIBOR USD + 3.300%) 6.06%, 1/20/30 (a)(c)	392
1,510,594	Invitation Homes 2017-SFR2 Trust 144A, (1 mo. LIBOR USD + 0.850%) 3.36%, 12/17/36 (a)(c)	1,498
500,000	KREF 2018-FL1 Ltd. 144A, (1 mo. LIBOR USD + 1.100%) 3.61%, 6/15/36 (a)(c)	497
500,000	KREF 2018-FL1 Ltd. 144A, (1 mo. LIBOR USD + 1.350%) 3.86%, 6/15/36 (a)(c)	494
500,000	LCM XXI LP 144A, (3 mo. LIBOR USD + 2.000%) 4.76%, 4/20/28 (a)(c)	490
800,000	Marathon CRE 2018 FL1 Ltd. 144A, (1 mo. LIBOR USD + 1.150%) 3.66%, 6/15/28 (a)(c)	791
400,000	OCP CLO 2014-5 Ltd. 144A, (3 mo. LIBOR USD + 2.900%) 5.66%, 4/26/31 (a)(c)	372
1,500,000	Octagon Investment Partners 24 Ltd. 144A, (3 mo. LIBOR USD + 0.900%) 3.55%, 5/21/27 (a)(c)	1,494
1,200,000	OZLME V DAC 144A, (3 mo. EURIBOR + 1.750%) 1.75%, 1/14/32 EUR (a)(b)(c)	1,375
1,386,000	Wendy’s Funding LLC 144A, 3.88%, 3/15/48 (c)	1,360
800,000	Westlake Automobile Receivables Trust 2016-2 144A, 4.10%, 6/15/21 (c)	804
450,000	Wingstop Funding 2018-1 LLC 144A, 4.97%, 12/05/48 (c)	461

Total Asset Backed (Cost - $17,439)		17,368

Bank Loans(e) (6%)
407,946	Allison Transmission Inc. Term Loan B3 1L, (LIBOR USD 1-Month + 1.750%) 4.26%, 9/23/22	407
932,663	Aramark Services Inc. Term Loan B3 1L, (LIBOR USD 1-Month + 1.750%) 4.25%, 3/11/25	928
992,500	Beacon Roofing Supply Inc. Term Loan B 1L, (LIBOR USD 1-Month + 2.250%) 4.77%, 1/02/25	968

Principal or Shares	Security Description	Value (000)

500,000	Berry Global Inc. Term Loan T 1L, (LIBOR USD 1-Month + 1.750%) 4.27%, 1/06/21	$498
562,231	Burlington Coat Factory Warehouse Corp. Term Loan B 1L, (LIBOR USD 1-Month + 2.000%) 4.51%, 11/17/24	557
990,000	Caesars Resort Collection LLC Term Loan 1L, (LIBOR USD 1-Month + 2.750%) 5.25%, 12/23/24	978
480,060	CDW LLC Term Loan B 1L, (LIBOR USD 1-Month + 1.750%) 4.25%, 8/17/23	478
992,500	CSC Holdings LLC Term Loan B 1L, (LIBOR USD 1-Month + 2.500%) 5.01%, 1/25/26	973
477,500	DaVita HealthCare Partners Inc. Term Loan B 1L, (LIBOR USD 1-Month + 2.750%) 5.25%, 6/24/21	477
954,959	Eldorado Resorts Inc. Term Loan B 1L, (LIBOR USD 1-Month + 2.250%) 4.81%, 4/17/24	946
500,000	GOBP Holdings Inc. Term Loan B 1L, (LIBOR USD 1-Month + 3.750%) 6.55%, 10/22/25	495
390,979	Michaels Stores Inc. Term Loan B 1L, (LIBOR USD 1-Month + 2.500%) 5.00%, 1/30/23	387
983,731	Numericable U.S. LLC Term Loan B11 1L, (LIBOR USD 1-Month + 2.750%) 5.25%, 7/31/25	910
477,926	Sabre GLBL Inc. Term Loan B 1L, (LIBOR USD 1-Month + 2.000%) 4.50%, 2/22/24	472
987,437	Sterigenics-Nordion Holdings LLC Term Loan B 1L, (LIBOR USD 1-Month + 3.000%) 5.50%, 5/15/22	965
794,000	Tacala Investment Corp. Term Loan B 1L, (LIBOR USD 1-Month + 3.250%) 5.75%, 1/31/25	778
291,667	Visteon Corp. Term Loan B 1L, (LIBOR USD 1-Month + 1.750%) 4.35%, 3/25/24	286
750,000	WMG Acquisition Corp. Term Loan F 1L, (LIBOR USD 1-Month + 2.125%) 4.62%, 11/01/23	738
855,000	Zayo Group LLC Term Loan B2 1L, (LIBOR USD 1-Month + 2.250%) 4.75%, 1/19/24	850

Total Bank Loans (Cost - $13,315)		13,091

Corporate Bond (47%)
Financial (18%)
440,000	ADCB Finance Cayman Ltd. 144A, 4.00%, 3/29/23 (c)	441
435,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 5.00%, 10/01/21	445
400,000	Aircastle Ltd., 5.50%, 2/15/22	411
350,000	Ally Financial Inc., 4.25%, 4/15/21	353
660,000	Antares Holdings LP 144A, 6.00%, 8/15/23 (c)	654
770,000	Ares Capital Corp., 3.50%, 2/10/23	734
185,000	Ares Capital Corp., 3.63%, 1/19/22	182
430,000	ASB Bank Ltd. 144A, 3.75%, 6/14/23 (c)	434
1,045,000	Athene Global Funding 144A, 2.75%, 4/20/20 (c)	1,036

30

Principal or Shares	Security Description	Value (000)

950,000	Bank of America Corp., (3 mo. LIBOR USD + 0.660%) 2.37%, 7/21/21 (a)	$ 941
645,000	Bank of America Corp., (3 mo. LIBOR USD + 1.021%) 2.88%, 4/24/23 (a)	637
270,000	Barclays PLC, 3.68%, 1/10/23	264
475,000	Barclays PLC, (3 mo. LIBOR USD + 1.400%) 4.61%, 2/15/23 (a)	478
740,000	BMW U.S. Capital LLC 144A, 3.10%, 4/12/21 (c)	738
300,000	Capital One Bank USA NA, 2.30%, 6/05/19	299
97,000	Carlyle Holdings Finance LLC 144A, 3.88%, 2/01/23 (c)	98
235,000	CIT Group Inc., (3 mo. LIBOR USD + 3.972%) 5.80%, (a)(f)	225
400,000	Citigroup Inc., (3 mo. LIBOR USD + 0.950%) 2.88%, 7/24/23 (a)	393
750,000	Citigroup Inc., 2.90%, 12/08/21	746
130,000	Citigroup Inc., (3 mo. LIBOR USD + 4.478%) 6.13%, (a)(f)	132
510,000	Compass Bank, 2.88%, 6/29/22	494
750,000	Cooperatieve Rabobank UA, 4.63%, 12/01/23	770
845,000	Credit Agricole Corporate & Investment Bank SA, (3 mo. LIBOR USD + 0.625%) 3.43%, 10/03/21 (a)	844
500,000	CyrusOne LP/CyrusOne Finance Corp., 5.00%, 3/15/24	505
425,000	Enstar Group Ltd., 4.50%, 3/10/22	428
275,000	Equinix Inc., 2.88%, 10/01/25 EUR (b)	314
770,000	Five Corners Funding Trust 144A, 4.42%, 11/15/23 (c)	800
740,000	Ford Motor Credit Co. LLC, 2.98%, 8/03/22	687
630,000	Ford Motor Credit Co. LLC, 3.81%, 1/09/24	573
700,000	Ford Motor Credit Co. LLC, (3 mo. LIBOR USD + 1.235%) 3.85%, 2/15/23 (a)	647
250,000	Ford Motor Credit Co. LLC, (3 mo. LIBOR USD + 1.270%) 4.08%, 3/28/22 (a)	238
235,000	FS KKR Capital Corp., 4.25%, 1/15/20	236
705,000	General Motors Financial Co. Inc., (3 mo. LIBOR USD + 1.550%) 4.35%, 1/14/22 (a)	696
500,000	General Motors Financial Co. Inc., (3 mo. LIBOR USD + 3.598%) 5.75%, (a)(f)	429
1,135,000	Goldman Sachs Group Inc., (3 mo. LIBOR USD + 1.110%) 3.87%, 4/26/22 (a)	1,140
695,000	HSBC Holdings PLC, (3 mo. LIBOR USD + 1.000%) 3.64%, 5/18/24 (a)	690
500,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.88%, 2/01/22	506
475,000	International Lease Finance Corp., 4.63%, 4/15/21	481
500,000	Iron Mountain Inc., 5.75%, 8/15/24	499
500,000	iStar Inc., 4.63%, 9/15/20	498
630,000	Lloyds Banking Group PLC, 3.00%, 1/11/22	620
555,000	Macquarie Group Ltd. 144A, (3 mo. LIBOR USD + 1.023%) 3.19%, 11/28/23 (a)(c)	537
520,000	Marsh & McLennan Cos. Inc., 3.50%, 12/29/20	525

Principal or Shares	Security Description	Value (000)

235,000	Mizuho Financial Group Inc. 144A, 2.63%, 4/12/21 (c)	$ 232
700,000	Mizuho Financial Group Inc., (3 mo. LIBOR USD + 1.000%) 3.92%, 9/11/24 (a)	713
980,000	Morgan Stanley, (3 mo. LIBOR USD + 0.930%) 3.69%, 7/22/22 (a)	983
500,000	MPT Operating Partnership LP/MPT Finance Corp., 5.50%, 5/01/24	513
605,000	Nationwide Building Society 144A, (3 mo. LIBOR USD + 1.064%) 3.77%, 3/08/24 (a)(c)	595
800,000	Navient Corp., 5.00%, 10/26/20	805
580,000	Realogy Group LLC/Realogy Co-Issuer Corp. 144A, 4.88%, 6/01/23 (c)(g)	526
865,000	Regions Bank/Birmingham AL, (3 mo. LIBOR USD + 0.500%) 3.12%, 8/13/21 (a)	857
380,000	Regions Financial Corp., 3.80%, 8/14/23	383
500,000	Royal Bank of Scotland Group PLC, (3 mo. LIBOR USD + 1.480%) 3.50%, 5/15/23 (a)	489
850,000	Santander Holdings USA Inc., 3.70%, 3/28/22	850
310,000	Santander UK Group Holdings PLC, (3 mo. LIBOR USD + 1.570%) 4.80%, 11/15/24 (a)	315
310,000	Santander UK PLC, 3.75%, 11/15/21	313
500,000	SBA Communications Corp., 4.00%, 10/01/22 (g)	496
168,000	Scentre Group Trust 1/Scentre Group Trust 2 144A, 2.38%, 11/05/19 (c)	167
450,000	Senior Housing Properties Trust, 4.75%, 5/01/24	437
160,000	Senior Housing Properties Trust, 6.75%, 4/15/20	162
580,000	SLM Corp., 5.13%, 4/05/22	564
675,000	Sumitomo Mitsui Financial Group Inc., 2.78%, 7/12/22	665
245,000	Suncorp-Metway Ltd. 144A, 2.35%, 4/27/20 (c)	242
1,030,000	SunTrust Bank/Atlanta GA, (3 mo. LIBOR USD + 0.500%) 3.53%, 10/26/21 (a)	1,035
150,000	Synchrony Financial, 3.75%, 8/15/21	149
935,000	Toronto-Dominion Bank, 3.15%, 9/17/20	938
455,000	VEREIT Operating Partnership LP, 3.00%, 2/06/19	455
505,000	VEREIT Operating Partnership LP, 4.60%, 2/06/24	512
1,000,000	VFH Parent LLC/Orchestra Co-Issuer Inc. 144A, 6.75%, 6/15/22 (c)	1,018
985,000	Volkswagen Group of America Finance LLC 144A, 3.88%, 11/13/20 (c)	997

		38,209

Industrial (22%)
300,000	1011778 BC ULC/New Red Finance Inc. 144A, 4.63%, 1/15/22 (c)	301
430,000	1011778 BC ULC/New Red Finance Inc. 144A, 5.00%, 10/15/25 (c)	416
610,000	AbbVie Inc., 3.38%, 11/14/21	615
405,000	AbbVie Inc., 3.75%, 11/14/23 (g)	410
8,700,000	America Movil SAB de CV, 6.00%, 6/09/19 MXN (b)	451

31 Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

136,309	American Airlines 2013-2 Class B Pass-Through Trust 144A, 5.60%, 7/15/20 (c)	$ 138
400,000	Anglo American Capital PLC 144A, 4.13%, 4/15/21 (c)	400
625,000	Anheuser-Busch InBev Worldwide Inc., (3 mo. LIBOR USD + 0.740%) 3.54%, 1/12/24 (a)	610
900,000	AstraZeneca PLC, (3 mo. LIBOR USD + 0.665%) 3.31%, 8/17/23 (a)	881
1,145,000	AT&T Inc., (3 mo. LIBOR USD + 1.180%) 3.96%, 6/12/24 (a)	1,134
540,000	Aviation Capital Group LLC 144A, 3.88%, 5/01/23 (c)	533
500,000	B&G Foods Inc., 4.63%, 6/01/21	505
820,000	Baidu Inc., 4.38%, 5/14/24	837
105,000	Baxalta Inc., 2.88%, 6/23/20	104
715,000	Bayer U.S. Finance II LLC 144A, (3 mo. LIBOR USD + 0.630%) 3.45%, 6/25/21 (a)(c)	708
350,000	Bayer U.S. Finance II LLC 144A, 3.50%, 6/25/21 (c)	349
500,000	Blue Cross & Blue Shield of Minnesota 144A, 3.79%, 5/01/25 (c)	492
580,000	Boise Cascade Co. 144A, 5.63%, 9/01/24 (c)	564
150,000	BWAY Holding Co. 144A, 7.25%, 4/15/25 (c)	139
300,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 9/01/23	305
50,000	CDW LLC/CDW Finance Corp., 5.50%, 12/01/24	52
500,000	Centene Corp., 4.75%, 5/15/22	511
200,000	Change Healthcare Holdings LLC/Change Healthcare Finance Inc. 144A, 5.75%, 3/01/25 (c)	192
385,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 4.50%, 2/01/24	393
500,000	Churchill Downs Inc. 144A, 4.75%, 1/15/28 (c)	482
800,000	Cigna Corp. 144A, 3.20%, 9/17/20 (c)	801
500,000	Cigna Corp. 144A, (3 mo. LIBOR USD + 0.650%) 3.44%, 9/17/21 (a)(c)	497
400,000	Cigna Corp. 144A, 3.75%, 7/15/23 (c)	406
600,000	Comcast Corp., (3 mo. LIBOR USD + 0.440%) 3.24%, 10/01/21 (a)	601
525,000	Comcast Corp., 3.45%, 10/01/21	531
430,000	CommScope Inc. 144A, 5.00%, 6/15/21 (c)	429
1,200,000	Conagra Brands Inc., 3.80%, 10/22/21	1,205
320,000	Continental Resources Inc./OK, 5.00%, 9/15/22	322
500,000	Covanta Holding Corp., 5.88%, 3/01/24 (g)	500
275,000	Crown European Holdings SA, 2.88%, 2/01/26 EUR (b)(h)	315
810,000	CVS Health Corp., (3 mo. LIBOR USD + 0.720%) 3.49%, 3/09/21 (a)	812
810,000	CVS Health Corp., 3.70%, 3/09/23	818
300,000	DaVita Inc., 5.13%, 7/15/24	297
900,000	Dell International LLC/EMC Corp. 144A, 4.42%, 6/15/21 (c)	916

Principal or Shares	Security Description	Value (000)

600,000	Dell International LLC/EMC Corp. 144A, 5.45%, 6/15/23 (c)	$ 629
250,000	El Corte Ingles SA 144A, 3.00%, 3/15/24 EUR (b)(c)	292
470,000	Elanco Animal Health Inc. 144A, 3.91%, 8/27/21 (c)	471
500,000	Encompass Health Corp., 5.75%, 11/01/24	508
900,000	Express Scripts Holding Co., (3 mo. LIBOR USD + 0.750%) 3.46%, 11/30/20 (a)	900
690,000	Fox Corp. 144A, 4.03%, 1/25/24 (c)	705
785,000	GATX Corp., 4.35%, 2/15/24	798
500,000	Goodyear Tire & Rubber Co., 5.13%, 11/15/23 (g)	501
500,000	HCA Inc., 5.00%, 3/15/24	521
270,000	Hill-Rom Holdings Inc. 144A, 5.00%, 2/15/25 (c)	269
250,000	Hill-Rom Holdings Inc. 144A, 5.75%, 9/01/23 (c)	258
500,000	Hilton Domestic Operating Co. Inc., 4.25%, 9/01/24	491
570,000	Indonesia Asahan Aluminium Persero PT 144A, 5.23%, 11/15/21 (c)	589
225,000	James Hardie International Finance DAC 144A, 3.63%, 10/01/26 EUR (b)(c)	254
310,000	Keurig Dr Pepper Inc. 144A, 4.06%, 5/25/23 (c)	313
500,000	Keysight Technologies Inc., 3.30%, 10/30/19	500
200,000	Land O’ Lakes Inc. 144A, 7.00%, (c)(f)	192
492,227	Latam Airlines 2015-1 Pass-Through Trust A, 4.20%, 11/15/27	480
1,000,000	Lennar Corp., 4.75%, 11/29/27	951
500,000	Level 3 Financing Inc., 5.13%, 5/01/23 (g)	497
420,000	Level 3 Parent LLC, 5.75%, 12/01/22	421
530,000	Meritage Homes Corp., 5.13%, 6/06/27	477
225,000	Microchip Technology Inc. 144A, 3.92%, 6/01/21 (c)	223
635,000	Mylan NV, 3.15%, 6/15/21	621
775,000	Nissan Motor Acceptance Corp. 144A, 2.15%, 7/13/20 (c)	760
1,050,000	Northwell Healthcare Inc., 4.26%, 11/01/47	1,009
600,000	NOVA Chemicals Corp. 144A, 5.25%, 6/01/27 (c)	550
430,000	Orange SA, 1.63%, 11/03/19	426
250,000	Orange SA, 9.00%, 3/01/31	353
500,000	Penske Automotive Group Inc., 5.38%, 12/01/24	496
500,000	Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu 144A, 5.13%, 7/15/23 (c)	502
85,000	Seagate HDD Cayman, 4.88%, 3/01/24	81
500,000	Service Corp. International, 5.38%, 5/15/24	512
555,000	Shire Acquisitions Investments Ireland DAC, 2.40%, 9/23/21	540
100,000	Sirius XM Radio Inc. 144A, 4.63%, 5/15/23 (c)	100
450,000	Sirius XM Radio Inc. 144A, 5.00%, 8/01/27 (c)	436
885,000	SMBC Aviation Capital Finance DAC 144A, 2.65%, 7/15/21 (c)	862
400,000	Sonic Automotive Inc., 5.00%, 5/15/23	383

32

Principal or Shares	Security Description	Value (000)

290,000	Sprint Communications Inc, 6.00%, 11/15/22	$294
300,000	Sprint Corp., 7.88%, 9/15/23	320
500,000	Standard Industries Inc./NJ 144A, 4.75%, 1/15/28 (c)	454
300,000	Tenet Healthcare Corp., 8.13%, 4/01/22	315
500,000	Teva Pharmaceutical Finance Netherlands III BV, 2.20%, 7/21/21	473
815,000	Toledo Hospital, 5.33%, 11/15/28	835
860,000	United Continental Holdings Inc., 5.00%, 2/01/24 (g)	858
500,000	United Rentals North America Inc., 4.63%, 10/15/25	481
300,000	United Rentals North America Inc., 5.88%, 9/15/26	306
805,000	United Technologies Corp., 3.65%, 8/16/23 (g)	818
800,000	VeriSign Inc., 4.75%, 7/15/27	800
165,000	WestRock MWV LLC, 7.38%, 9/01/19	169
430,000	XPO Logistics Inc. 144A, 6.13%, 9/01/23 (c)	438

		45,404

Utility (7%)
313,462	Cenovus Energy Inc., 5.70%, 10/15/19	318
1,120,000	CenterPoint Energy Inc., 3.60%, 11/01/21 (g)	1,130
550,000	Colorado Interstate Gas Co. LLC/Colorado
	Interstate Issuing Corp. 144A, 4.15%, 8/15/26 (c)	543
275,000	Comision Federal de Electricidad 144A, 4.88%, 5/26/21 (c)	279
700,000	Comision Federal de Electricidad 144A, 4.88%, 1/15/24 (c)	701
800,000	Dominion Energy Inc., 4.10%, 4/01/21	806
380,000	DTE Energy Co., 3.70%, 8/01/23	381
430,000	Emera U.S. Finance LP, 2.70%, 6/15/21	422
260,000	Enbridge Inc., 2.90%, 7/15/22	255
750,000	Energy Transfer LP, 4.25%, 3/15/23	758
370,000	Energy Transfer Partners LP/Regency Energy Finance Corp., 5.00%, 10/01/22	383
500,000	Entergy Louisiana LLC, 5.00%, 7/15/44	507
500,000	Enviva Partners LP/Enviva Partners Finance Corp., 8.50%, 11/01/21	523
355,000	EQM Midstream Partners LP, 4.75%, 7/15/23	360
615,000	EQT Corp., 3.00%, 10/01/22	591
420,000	Exelon Generation Co. LLC, 4.25%, 6/15/22	430
450,000	Mississippi Power Co., (3 mo. LIBOR USD + 0.650%) 3.47%, 3/27/20 (a)	450
900,000	Nabors Industries Inc., 4.63%, 9/15/21	856
800,000	Pertamina Persero PT 144A, 4.30%, 5/20/23 (c)	811
1,100,000	Sabine Pass Liquefaction LLC, 5.75%, 5/15/24	1,184
845,000	Sinopec Group Overseas Development 2012 Ltd. 144A, 3.90%, 5/17/22 (c)	855
470,000	SM Energy Co., 6.13%, 11/15/22	474
470,000	Whiting Petroleum Corp., 5.75%, 3/15/21	472

		13,489

Total Corporate Bond (Cost - $98,219)		97,102

Foreign Government (7%)
955,000	Croatia Government International Bond 144A, 6.38%, 3/24/21 (c)	1,009

Principal or Shares	Security Description	Value (000)

910,000	Dominican Republic International Bond 144A, 7.50%, 5/06/21 (c)	$945
400,000	Egypt Government International Bond 144A, 4.75%, 4/16/26 EUR (b)(c)	429
850,000	Export-Import Bank of India, 3.88%, 10/02/19 (h)	852
430,000	Georgia Government International Bond 144A, 6.88%, 4/12/21 (c)	456
950,000	Guatemala Government Bond 144A, 5.75%, 6/06/22 (c)	998
500,000	Honduras Government International Bond 144A, 8.75%, 12/16/20 (c)	538
460,000	Indonesia Government International Bond 144A, 5.88%, 3/13/20 (c)	474
355,000	Indonesia Government International Bond, 5.88%, 3/13/20 (h)	366
645,000	Kenya Government International Bond 144A, 5.88%, 6/24/19 (c)	649
500,000	Oman Government International Bond 144A, 5.63%, 1/17/28 (c)	457
560,000	Provincia de Buenos Aires/Argentina 144A, 5.75%, 6/15/19 (c)	564
450,000	Republic of Armenia International Bond 144A, 6.00%, 9/30/20 (c)	461
1,900,000	Republic of Poland Government Bond, 2.50%, 4/25/24 PLN (b)	517
6,500,000	Republic of South Africa Government Bond, 10.50%, 12/21/26 ZAR (b)	542
34,000,000	Russian Federal Bond - OFZ, 8.15%, 2/03/27
	RUB (b)	527
665,000	Saudi Government International Bond 144A, 3.25%, 10/26/26 (c)	637
750,000	Senegal Government International Bond 144A, 4.75%, 3/13/28 EUR (b)(c)	824
294,000	Senegal Government International Bond 144A, 8.75%, 5/13/21 (c)	318
1,000,000	Serbia International Bond 144A, 4.88%, 2/25/20 (c)	1,014
450,000	Sri Lanka Government International Bond 144A, 5.88%, 7/25/22 (c)	445
1,000,000	Vietnam Government International Bond 144A, 6.75%, 1/29/20 (c)	1,035

Total Foreign Government (Cost - $14,253)		14,057

Mortgage Backed (11%)
131,991	Alternative Loan Trust 2005-47CB, 5.50%, 10/25/35	110
152,225	Alternative Loan Trust 2005-54CB, 5.13%, 11/25/35	127
786,024	Alternative Loan Trust 2005-54CB, 5.50%, 11/25/35	671
278,853	Alternative Loan Trust 2007-9T1, 6.00%, 5/25/37	197
405,581	American Home Mortgage Investment Trust 2006-3, (6 mo. LIBOR USD + 1.750%) 4.62%, 12/25/36 (a)	349

33 Payden Mutual Funds

Principal or Shares	Security Description		Value (000)

223,232	Banc of America Funding 2005-H Trust, 4.31%, 11/20/35 (d)	$	198
13,464,628	BANK 2018-BNK14, 0.53%, 9/15/60 (d)		502
451,952	BCAP LLC Trust 2007-AA2, 6.00%, 4/25/37		364
212,040	CHL Mortgage Pass-Through Trust 2004-29, 2.68%, 2/25/35 (d)		183
9,681,875	Citigroup Commercial Mortgage Trust 2018-C6, 0.64%, 11/10/51 (d)		598
1,197,274	Connecticut Avenue Securities Trust 2018-R07 144A, (1 mo. LIBOR USD + 0.750%) 3.26%, 4/25/31 (a)(c)		1,197
101,778	CSMC Mortgage-Backed Trust 2006-7, 6.00%, 8/25/36		82
492,345	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 0.550%) 3.06%, 1/25/30 (a)		492
627,598	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 0.950%) 3.46%, 10/25/29 (a)		629
499,401	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 10.250%) 12.76%, 1/25/29 (a)		663
773,645	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 11.750%) 14.26%, 10/25/28 (a)		1,097
498,683	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 12.250%) 14.76%, 9/25/28 (a)		720
1,825,000	Freddie Mac Multifamily Structured Pass-Through Certificates, 2.45%, 8/25/23		1,795
1,042,000	Freddie Mac Multifamily Structured Pass-Through Certificates, 3.32%, 2/25/23 (d)		1,063
1,100,000	Freddie Mac Stacr Trust 2018-HQA2 144A, (1 mo. LIBOR USD + 0.750%) 3.26%, 10/25/48 (a)(c)		1,098
640,000	Freddie Mac STACR Trust 2019-DNA1 144A, (1 mo. LIBOR USD + 2.650%) 5.16%, 1/25/49 (a)(c)		640
600,000	Freddie Mac Structured Agency Credit Risk Debt Notes, (1 mo. LIBOR USD + 4.600%) 7.11%, 12/25/42 (a)		641
497,668	Freddie Mac Structured Agency Credit Risk Debt Notes, (1 mo. LIBOR USD + 8.800%) 11.31%, 3/25/28 (a)		604
497,803	Freddie Mac Structured Agency Credit Risk Debt Notes, (1 mo. LIBOR USD + 9.350%) 11.86%, 4/25/28 (a)		628
332,081	Freddie Mac Structured Agency Credit Risk Debt Notes, (1 mo. LIBOR USD + 10.500%) 13.01%, 5/25/28 (a)		437
497,533	Freddie Mac Structured Agency Credit Risk Debt Notes, (1 mo. LIBOR USD + 11.250%) 13.76%, 12/25/28 (a)		658
249,481	Freddie Mac Structured Agency Credit Risk Debt Notes, (1 mo. LIBOR USD + 11.250%) 13.76%, 10/25/29 (a)		284

Principal or Shares	Security Description		Value (000)

450,000	GAHR Commercial Mortgage Trust 2015-NRF 144A, 3.38%, 12/15/34 (c)(d)	$	441
375,148	GSMPS Mortgage Loan Trust 2005-RP2 144A, (1 mo. LIBOR USD + 0.350%) 2.86%, 3/25/35 (a)(c)		353
55,184	JP Morgan Mortgage Trust 2006-A4, 4.20%, 6/25/36 (d)		53
250,062	JP Morgan Mortgage Trust 2014-2 144A, 3.00%, 6/25/29 (c)(d)		248
104,888	Nationstar Mortgage Loan Trust 2013-A 144A, 3.75%, 12/25/52 (c)(d)		105
104,183	New Residential Mortgage Loan Trust 2015-1 144A, 3.75%, 5/28/52 (c)(d)		105
433,366	New Residential Mortgage Loan Trust 2015-2 144A, 3.75%, 8/25/55 (c)(d)		435
777,955	New Residential Mortgage Loan Trust 2017-4 144A, 4.00%, 5/25/57 (c)(d)		787
1,276,401	New Residential Mortgage Loan Trust 2017-5 144A, (1 mo. LIBOR USD + 1.500%) 4.01%, 6/25/57 (a)(c)		1,304
141,344	PHH Alternative Mortgage Trust Series 2007-1, 6.00%, 2/25/37		126
202,471	RFMSI Series 2006-SA2 Trust, 4.91%, 8/25/36 (d)		166
1,000,000	Seasoned Credit Risk Transfer Trust 144A, 3.00%, 9/25/55 (c)(d)		961
458,363	Sequoia Mortgage Trust 2017-CH1 144A, 3.50%, 8/25/47 (c)(d)		454
600,000	STACR Trust 2018-HRP2 144A, (1 mo. LIBOR USD + 2.400%) 4.91%, 2/25/47 (a)(c)		607
300,000	STACR Trust 2018-HRP2 144A, (1 mo. LIBOR USD + 10.500%) 13.01%, 2/25/47 (a)(c)		323
236,026	WaMu Mortgage Pass-Through Certificates Series 2006-AR10 Trust, 3.87%, 9/25/36 (d)		222
612,194	WaMu Mortgage Pass-Through Certificates Series 2007-HY1 Trust, 3.66%, 2/25/37 (d)		599

Total Mortgage Backed (Cost - $22,353)			23,316

Municipal (3%)
650,000	California Pollution Control Financing Authority 144A, 5.00%, 7/01/37 (c)		680
595,000	California Pollution Control Financing Authority 144A, 5.00%, 11/21/45 (c)		597
1,000,000	California Pollution Control Financing Authority 144A, 6.75%, 12/01/28 (c)		986
250,000	District of Columbia Water & Sewer Authority, 4.81%, 10/01/14		273
1,500,000	Municipal Improvement Corp. of Los Angeles, 3.43%, 11/01/21		1,523
1,000,000	New York Transportation Development Corp., 5.00%, 7/01/41		1,061

Total Municipal (Cost - $5,136)			5,120

U.S. Treasury (14%)
1,800,000	U.S. Treasury Bond, 2.75%, 11/15/47		1,709
1,000,000	U.S. Treasury Bond, 3.00%, 8/15/48		998
850,000	U.S. Treasury Bond, 3.13%, 5/15/48		869
440,000	U.S. Treasury Note, 2.25%, 8/15/27		428
4,800,000	U.S. Treasury Note, 2.50%, 12/31/20		4,803

34

Principal or Shares	Security Description	Value (000)

2,000,000	U.S. Treasury Note, 2.63%, 6/30/23	$ 2,015
6,580,000	U.S. Treasury Note, 2.75%, 7/31/23 (i)	6,667
3,610,000	U.S. Treasury Note, 2.75%, 6/30/25	3,662
4,695,000	U.S. Treasury Note, 2.75%, 2/15/28	4,744
1,800,000	U.S. Treasury Note, 2.88%, 5/15/28	1,837
1,600,000	U.S. Treasury Note, 2.88%, 8/15/28	1,632

Total U.S. Treasury (Cost - $29,015)		29,364

Stocks (2%)
Master Limited Partnership (1%)
23,040	Antero Midstream Partners LP	580
23,808	Energy Transfer LP	350
23,870	Enterprise Products Partners LP	661
9,650	Magellan Midstream Partners LP	593

		2,184

Preferred Stock (0%)
7,500	Bank of America Corp., 6.50%	194
6,650	BB&T Corp., 5.63%	172
8,000	Charles Schwab Corp., 5.95%	209
3,840	Goldman Sachs Group Inc., 6.30% (g)	100
3,550	US Bancorp, 6.50%	96

		771

Real Estate Investment Trust (1%)
2,700	AvalonBay Communities Inc.	521
4,490	CoreSite Realty Corp.	444
4,180	Crown Castle International Corp.	489
7,400	Prologis Inc.	512

		1,966

Total Stocks (Cost - $4,709)		4,921

Investment Company (2%)
2,912,021	Payden Cash Reserves Money Market Fund *
	(Cost - $2,912)	2,912

Principal or Shares	Security Description	Value (000)
Purchased Swaptions (0%)
Total Purchased Swaptions (Cost - $306)		$618

Total Investments, Before Options Written
(Cost - $207,657) (100%)		207,869

Written Swaptions (0%)
Total Written Swaptions (Cost - $(261))		(563)

Total Investments (Cost - $207,396) (100%)		207,306
Liabilities in excess of Other Assets (0%)		(325)

Net Assets (100%)		$206,981

*	Affiliated investment
(a)	Floating rate security. The rate shown reflects the rate in effect at January 31, 2019.
(b)	Principal in foreign currency.
(c)

Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(d)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)	Floating rate security. The rate shown reflects the rate in effect at January 31, 2019. The stated maturity is subject to prepayments.
(f)	Perpetual security with no stated maturity date.
(g)

All or a portion of these securities are on loan. At January 31, 2019, the total market value of the Fund’s securities on loan is $1,492 and the total market value of the collateral held by the Fund is $1,543. Amounts in 000s.

(h)

Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(i)	All or a portion of security has been pledged in connection with outstanding centrally cleared swaps.

Purchased Swaptions

Description	Counterparty	Notional Amount (000s)	Expiration date	Value (000s)	Call/Put
Purchased Call Swaptions 0.0%
1-Year Interest Rate Swap, 6/26/20, Pay Fixed 3.15% Semi-Annually, Receive Pay Variable Quarterly, 3-Month USD LIBOR	Citibank, N.A.	$51,200	06/26/2020	$ 364	Call
2-Year Interest Rate Swap, 9/27/19, Pay Fixed 2.975% Semi-Annually, Receive Pay Variable Quarterly, 3-Month USD LIBOR	Barclays Bank PLC	27,000	09/27/2019	254	Call

Total Swaptions				$ 618

35    Payden Mutual Funds

Written Swaptions

Description	Counterparty	Notional Amount (000s)	Expiration date	Value (000s)	Call/Put
Written Call Swaptions 0.0%
1-Year Interest Rate Swap, 6/26/19, Pay Fixed 3.15%	Citibank, N.A.	$51,200	06/26/2019	$(337)	Call
Semi-Annually, Receive Pay Variable Quarterly, 3-Month USD LIBOR
5-Year Interest Rate Swap, 9/27/19, Pay Fixed 2.90%	Barclays Bank PLC	11,200	09/27/2019	(226)	Call
Semi-Annually, Receive Pay Variable Quarterly, 3-Month USD LIBOR

Total Swaptions				$(563)

Open Forward Currency Contracts to USD

Currency Purchased (000s)	Currency Sold (000s)	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) (000s)
Assets:
AUD 4,362	USD 3,134	Barclays Bank PLC	04/16/2019	$40

Liabilities:
EUR 3,660	USD 4,226	BNP PARIBAS	04/10/2019	(11)
USD 436	MXN 8,870	Barclays Bank PLC	03/14/2019	(25)
USD 3,135	NZD 4,640	Barclays Bank PLC	04/16/2019	(77)
USD 5,336	EUR 4,666	Citibank, N.A.	02/08/2019	(8)

				(121)

Net Unrealized Appreciation (Depreciation)				$(81)

Open Futures Contracts

Contract Type	Number of Contracts	Expiration Date	Notional Amount (000s)	Current Value (000s)	Unrealized Appreciation (Depreciation) (000s)
Long Contracts:
3-Month GBP LIBOR Option Future	252	Dec-19	$29	$(34)	$(34)
U.S. Treasury 10-Year Note Future	10	Mar-19	1,225	33	33
U.S. Treasury 5-Year Note Future	146	Mar-19	16,769	267	267
U.S. Ultra Bond Future	8	Mar-19	1,289	33	33

					299

Short Contracts:
3-Month GBP LIBOR Option Future	252	Dec-19	(5)	13	13
Euro-Bund Future	18	Mar-19	(3,413)	(69)	(69)
U.S. 10-Year Ultra Future	27	Mar-19	(3,529)	(84)	(84)

					(140)

Total Futures					$159

Open Centrally Cleared Credit Default Swap Contracts

Description	Maturity Date	Notional Amount (000s)	Value (000s)	Upfront payments/ receipts (000s)	Unrealized Appreciation (000s)
Protection Bought (Relevant Credit: Markit CDX, North America High Yield Series 31 Index), Pay 5% Quarterly, Receive upon credit default	12/20/2023	$1,960	$119	$84	$35

37    Payden Mutual Funds

Schedule of Investments - January 31, 2019 (Unaudited)

Principal or Shares	Security Description	Value (000)
Asset Backed (24%)
500,000	Allegro CLO III Ltd. 144A, (3 mo. LIBOR USD + 0.840%) 3.61%, 7/25/27 (a)(b)	$ 498
600,000	ALM XVI Ltd./ALM XVI LLC 144A, (3 mo. LIBOR USD + 1.500%) 4.29%, 7/15/27 (a)(b)	593
1,600,000	Apidos CLO XXI 144A, (3 mo. LIBOR USD + 0.930%) 3.71%, 7/18/27 (a)(b)	1,587
650,000	Apidos CLO XXI 144A, (3 mo. LIBOR USD + 2.450%) 5.23%, 7/18/27 (a)(b)	618
700,000	Apres Static CLO Ltd. 144A, (3 mo. LIBOR USD + 1.750%) 0.00%, 1/15/27 (a)(b)	700
370,000	Barings CLO Ltd. 2016-II 144A, (3 mo. LIBOR USD + 3.250%) 6.01%, 7/20/28 (a)(b)	367
300,000	BDS 2019-FL3 Ltd. 144A, (1 mo. LIBOR USD + 1.400%) 3.90%, 1/15/36 (a)(b)	300
450,000	Blackrock European CLO III DAC 144A, (3 mo. EURIBOR + 0.850%) 0.85%, 4/15/30 EUR (a)(b)(c)	514
2,050,000	BlueMountain CLO 2013-1 Ltd. 144A, (3 mo. LIBOR USD + 1.400%) 4.16%, 1/20/29 (a)(b)	2,050
700,000	BSPRT 2018-FL4 Issuer Ltd. 144A, (1 mo. LIBOR USD + 1.050%) 3.56%, 9/15/35 (a)(b)	689
600,000	BSPRT 2018-FL4 Issuer Ltd. 144A, (1 mo. LIBOR USD + 1.300%) 3.81%, 9/15/35 (a)(b)	583
450,000	BSPRT 2018-FL4 Issuer Ltd. 144A, (1 mo. LIBOR USD + 1.600%) 4.11%, 9/15/35 (a)(b)	436
400,000	BSPRT 2018-FL4 Issuer Ltd. 144A, (1 mo. LIBOR USD + 2.100%) 4.61%, 9/15/35 (a)(b)	389
350,000	BSPRT 2018-FL4 Issuer Ltd. 144A, (1 mo. LIBOR USD + 2.750%) 5.26%, 9/15/35 (a)(b)	333
250,000	Carlyle Global Market Strategies CLO 2012-4 Ltd. 144A, (3 mo. LIBOR USD + 4.100%) 6.86%, 1/20/29 (a)(b)	251
600,000	Carlyle Global Market Strategies CLO 2015-1 Ltd. 144A, (3 mo. LIBOR USD + 1.000%) 3.76%, 4/20/27 (a)(b)	600
450,000	Carlyle Global Market Strategies Euro CLO 2015-2 DAC 144A, (3 mo. EURIBOR + 0.730%) 0.73%, 9/21/29 EUR (a)(b)(c)	514
860,000	Cedar Funding II CLO Ltd. 144A, (3 mo. LIBOR USD + 1.230%) 4.00%, 6/09/30 (a)(b)	858
1,950,000	Cedar Funding VI CLO Ltd. 144A, (3 mo. LIBOR USD + 1.090%) 3.85%, 10/20/28 (a)(b)	1,940
500,000	Cedar Funding VI CLO Ltd. 144A, (3 mo. LIBOR USD + 1.600%) 4.36%, 10/20/28 (a)(b)	497
575,000	Cent CLO 17 Ltd. 144A, (3 mo. LIBOR USD + 2.800%) 5.32%, 4/30/31 (a)(b)	553
350,000	CIFC Funding 2013-III-R Ltd. 144A, (3 mo. LIBOR USD + 2.900%) 5.68%, 4/24/31 (a)(b)	333
2,325,000	CIFC Funding 2015-V Ltd. 144A, (3 mo. LIBOR USD + 0.860%) 3.63%, 10/25/27 (a)(b)	2,312
450,000	CIFC Funding 2015-V Ltd. 144A, (3 mo. LIBOR USD + 2.950%) 5.57%, 10/25/27 (a)(b)	443
250,000	Colombia Cent CLO 27 Ltd. 144A, (3 mo. LIBOR USD + 1.600%) 4.09%, 10/25/28 (a)(b)	247

Principal or Shares	Security Description	Value (000)

344,733	Colony Starwood Homes 2016-2 Trust 144A, (1 mo. LIBOR USD + 1.250%) 3.76%, 12/17/33 (a)(b)	$ 345
923,211	CoreVest American Finance 2018-2 Trust 144A, 4.03%, 11/15/52 (b)	936
721,021	Countrywide Asset-Backed Certificates, 4.69%, 10/25/46 (d)	704
300,000	CVC Cordatus Loan Fund III DAV 144A, (3 mo. EURIBOR + 2.550%) 2.55%, 8/15/32 EUR (a)(b)(c)	321
1,576,000	Domino’s Pizza Master Issuer LLC 144A, 3.08%, 7/25/47 (b)	1,541
670,000	Drive Auto Receivables Trust 2016-B 144A, 4.53%, 8/15/23 (b)	677
1,200,000	Drive Auto Receivables Trust 2018-1, 3.81%, 5/15/24	1,207
650,000	Dryden 39 Euro CLO 2015 BV 144A, (3 mo. EURIBOR + 0.870%) 0.87%, 10/15/31 EUR (a)(b)(c)	741
700,000	Dryden 75 CLO Ltd. 144A, (3 mo. LIBOR USD + 1.800%) 0.00%, 1/15/29 (a)(b)	700
442,125	FOCUS Brands Funding LLC 144A, 3.86%, 4/30/47 (b)	449
1,600,000	Galaxy XXIX CLO Ltd. 144A, (3 mo. LIBOR USD + 0.790%) 3.41%, 11/15/26 (a)(b)	1,592
500,000	Greystone Commercial Real Estate Notes 2018-HC1 Ltd. 144A, (1 mo. LIBOR USD + 1.550%) 4.06%, 9/15/28 (a)(b)	494
250,000	Greystone Commercial Real Estate Notes 2018-HC1 Ltd. 144A, (1 mo. LIBOR USD + 2.150%) 4.66%, 9/15/28 (a)(b)	246
350,000	Greystone Commercial Real Estate Notes 2018-HC1 Ltd. 144A, (1 mo. LIBOR USD + 2.650%) 5.16%, 9/15/28 (a)(b)	343
450,000	Grippen Park CLO Ltd. 144A, (3 mo. LIBOR USD + 3.300%) 6.06%, 1/20/30 (a)(b)	441
500,000	Halcyon Loan Advisors Funding 2015-2 Ltd. 144A, (3 mo. LIBOR USD + 1.650%) 4.42%, 7/25/27 (a)(b)	494
250,000	Hunt CRE 2018-FL2 Ltd. 144A, (1 mo. LIBOR USD + 1.080%) 3.59%, 8/15/28 (a)(b)	247
450,000	Hunt CRE 2018-FL2 Ltd. 144A, (1 mo. LIBOR USD + 2.350%) 4.86%, 8/15/28 (a)(b)	441
250,000	ICG US CLO 2015-2 Ltd. 144A, (3 mo. LIBOR USD + 0.850%) 3.63%, 1/16/28 (a)(b)	247
400,000	ICG US CLO 2015-2 Ltd. 144A, (3 mo. LIBOR USD + 2.450%) 5.23%, 1/16/28 (a)(b)	379
645,888	Invitation Homes 2018-SFR3 Trust 144A, (1 mo. LIBOR USD + 1.000%) 3.51%, 7/17/37 (a)(b)	645
411,075	JFIN CLO 2014 Ltd. 144A, (3 mo. LIBOR USD + 0.950%) 3.71%, 4/21/25 (a)(b)	410
250,000	JFIN CLO 2014 Ltd. 144A, (3 mo. LIBOR USD + 1.450%) 4.21%, 4/21/25 (a)(b)	247
550,000	KREF 2018-FL1 Ltd. 144A, (1 mo. LIBOR USD + 1.100%) 3.61%, 6/15/36 (a)(b)	546

38

Principal or Shares	Security Description	Value (000)

300,000	KREF 2018-FL1 Ltd. 144A, (1 mo. LIBOR USD + 1.350%) 3.86%, 6/15/36 (a)(b)	$ 296
200,000	KREF 2018-FL1 Ltd. 144A, (1 mo. LIBOR USD + 1.600%) 4.11%, 6/15/36 (a)(b)	197
200,000	KREF 2018-FL1 Ltd. 144A, (1 mo. LIBOR USD + 2.000%) 4.51%, 6/15/36 (a)(b)	197
750,000	LCM XX LP 144A, (3 mo. LIBOR USD + 1.040%) 3.80%, 10/20/27 (a)(b)	745
400,000	LoanCore 2018-CRE1 Issuer Ltd. 144A, (1 mo. LIBOR USD + 1.130%) 3.64%, 5/15/28 (a)(b)	396
755,000	Madison Park Funding XIII Ltd. 144A, (3 mo. LIBOR USD + 0.950%) 3.71%, 4/19/30 (a)(b)	750
1,340,000	Madison Park Funding XIII Ltd. 144A, (3 mo. LIBOR USD + 2.850%) 5.61%, 4/19/30 (a)(b)	1,309
400,000	Magnetite IX Ltd. 144A, (3 mo. LIBOR USD + 1.500%) 4.27%, 7/25/26 (a)(b)	399
1,000,000	Magnetite IX Ltd. 144A, (3 mo. LIBOR USD + 3.100%) 5.87%, 7/25/26 (a)(b)	1,000
600,000	Marathon CRE 2018 FL1 Ltd. 144A, (1 mo. LIBOR USD + 1.150%) 3.66%, 6/15/28 (a)(b)	593
150,000	Marathon CRE 2018 FL1 Ltd. 144A, (1 mo. LIBOR USD + 1.550%) 4.06%, 6/15/28 (a)(b)	148
720,000	Neuberger Berman CLO XVI-S Ltd. 144A, (3 mo. LIBOR USD + 0.850%) 3.64%, 1/15/28 (a)(b)	715
400,000	OCP CLO 2014-5 Ltd. 144A, (3 mo. LIBOR USD + 2.900%) 5.66%, 4/26/31 (a)(b)	372
520,000	Octagon Investment Partners 24 Ltd. 144A, (3 mo. LIBOR USD + 0.900%) 3.55%, 5/21/27 (a)(b)	518
350,000	Octagon Investment Partners 25 Ltd. 144A, (3 mo. LIBOR USD + 0.800%) 3.56%, 10/20/26 (a)(b)	348
735,000	Octagon Investment Partners XXIII Ltd. 144A, (3 mo. LIBOR USD + 0.850%) 3.64%, 7/15/27 (a)(b)	732
1,100,000	OneMain Financial Issuance Trust 2019-1 144A, 4.22%, 2/14/31 (b)	1,100
450,000	OZLM XII Ltd. 144A, (3 mo. LIBOR USD + 1.600%) 4.35%, 4/30/27 (a)(b)	445
300,000	OZLM XII Ltd. 144A, (3 mo. LIBOR USD + 3.000%) 5.75%, 4/30/27 (a)(b)	292
450,000	OZLM XIII Ltd. 144A, (3 mo. LIBOR USD + 3.000%) 5.75%, 7/30/27 (a)(b)	437
758,100	Planet Fitness Master Issuer LLC 144A, 4.26%, 9/05/48 (b)	764
400,000	Progress Residential 2018-SFR3 Trust 144A, 4.08%, 10/17/35 (b)	404
850,000	Regatta VII Funding Ltd. 144A, (3 mo. LIBOR USD + 1.060%) 3.85%, 12/20/28 (a)(b)	848
300,000	Regatta VII Funding Ltd. 144A, (3 mo. LIBOR USD + 2.000%) 4.79%, 12/20/28 (a)(b)	297
450,000	Shackleton 2015-VIII CLO Ltd. 144A, (3 mo. LIBOR USD + 0.920%) 3.70%, 10/20/27 (a)(b)	447
589,878	Starwood Waypoint Homes 2017-1 Trust 144A, (1 mo. LIBOR USD + 0.950%) 3.46%, 1/17/35 (a)(b)	588

Principal or Shares	Security Description	Value (000)

2,050,000	Symphony CLO XVII Ltd. 144A, (3 mo. LIBOR USD + 0.880%) 3.67%, 4/15/28 (a)(b)	$ 2,042
450,000	Symphony CLO XVII Ltd. 144A, (3 mo. LIBOR USD + 2.650%) 5.44%, 4/15/28 (a)(b)	440
1,400,000	Taco Bell Funding LLC 144A, 4.32%, 11/25/48 (b)	1,421
400,000	Taco Bell Funding LLC 144A, 4.94%, 11/25/48 (b)	405
710,002	Thacher Park CLO Ltd. 144A, (3 mo. LIBOR USD + 1.160%) 3.92%, 10/20/26 (a)(b)	710
250,000	THL Credit Wind River 2015-2 CLO Ltd. 144A, (3 mo. LIBOR USD + 0.870%) 3.66%, 10/15/27 (a)(b)	249
250,000	TPG Real Estate Finance 2018-FL2 Issuer Ltd. 144A, (1 mo. LIBOR USD + 2.300%) 4.81%, 11/15/37 (a)(b)	248
900,000	Tryon Park CLO Ltd. 144A, (3 mo. LIBOR USD + 0.890%) 3.68%, 4/15/29 (a)(b)	890
370,000	Venture XVII CLO Ltd. 144A, (3 mo. LIBOR USD + 0.880%) 3.67%, 4/15/27 (a)(b)	368
1,410,000	Venture XXIV CLO Ltd. 144A, (3 mo. LIBOR USD + 1.560%) 4.32%, 10/20/28 (a)(b)	1,415
435,375	Wendy’s Funding LLC 144A, 4.08%, 6/15/45 (b)	438
160,000	Westlake Automobile Receivables Trust 2018-1 144A, 3.41%, 5/15/23 (b)	160
200,000	Westlake Automobile Receivables Trust 2018-2 144A, 4.00%, 1/16/24 (b)	202
550,000	Westlake Automobile Receivables Trust 2018-3 144A, 4.00%, 10/16/23 (b)	556
850,000	Wingstop Funding 2018-1 LLC 144A, 4.97%, 12/05/48 (b)	871

Total Asset Backed (Cost - $57,704)		57,350

Bank Loans(e) (6%)
664,643	1011778 BCULC Term Loan B 1L, (LIBOR USD 1-Month + 2.250%) 4.75%, 2/16/24	655
112,125	Air Canada Term Loan B 1L, (LIBOR USD 1-Month + 2.000%) 4.50%, 10/06/23	112
140,000	American Airlines Inc. Term Loan B 1L, (LIBOR USD 1-Month + 2.000%) 4.51%, 12/14/23	136
1,341,331	Aramark Services Inc. Term Loan B3 1L, (LIBOR USD 1-Month + 1.750%) 4.25%, 3/11/25	1,335
768,065	Axalta Coating Systems U.S. Holdings Inc. Term Loan B3 1L, (LIBOR USD 1-Month + 1.750%) 4.55%, 6/03/24	755
755,000	Berry Global Inc. Term Loan T 1L, (LIBOR USD 1-Month + 1.750%) 4.27%, 1/06/21	752
319,182	CDW LLC Term Loan B 1L, (LIBOR USD 1-Month + 1.750%) 4.28%, 8/17/23	318
763,018	Change Healthcare Holdings LLC Term Loan B 1L, (LIBOR USD 1-Month + 2.750%) 5.25%, 3/01/24	748
420,750	Charter Communications Operating LLC Term Loan B 1L, (LIBOR USD 1-Month + 2.000%) 4.50%, 4/30/25	416
518,256	Crown Americas LLC Term B Loan 1L, (LIBOR USD 1-Month + 2.000%) 4.51%, 4/03/25	519

39 Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

934,363	DaVita HealthCare Partners Inc. Term Loan B 1L, (LIBOR USD 1-Month + 2.750%) 5.25%, 6/24/21	$ 933
770,000	Eldorado Resorts Inc. Term Loan B 1L, (LIBOR USD 1-Month + 2.250%) 4.81%, 4/17/24	763
433,907	HCA Inc. Term Loan B11 1L, (LIBOR USD 1-Month + 1.750%) 4.25%, 3/18/23	432
753,103	KFC Holding Co. Term Loan B 1L, (LIBOR USD 1-Month + 1.750%) 4.26%, 4/03/25	748
588,503	Live Nation Entertainment Inc. Term Loan B3 1L, (LIBOR USD 1-Month + 1.750%) 4.31%, 10/31/23	587
410,000	Marriott Ownership Resorts Inc. Term Loan B 1L, (LIBOR USD 1-Month + 2.250%) 4.75%, 8/29/25	408
695,160	MGM Growth Properties Operating Partnership LP Term Loan B 1L, (LIBOR USD 1-Month + 2.000%) 4.50%, 3/21/25	685
288,800	Sabre GLBL Inc. Term Loan B 1L, (LIBOR USD 1-Month + 2.000%) 4.50%, 2/22/24	285
309,223	SBA Senior Finance II LLC Term Loan B 1L, (LIBOR USD 1-Month + 2.000%) 4.53%, 4/11/25	304
548,625	United Rentals North America Inc. Term Loan B 1L, (LIBOR USD 1-Month + 1.750%) 4.25%, 10/31/25	546
205,193	Visteon Corp. Term Loan B 1L, (LIBOR USD 1-Month + 1.750%) 4.35%, 3/25/24	201
763,053	Vistra Operations Co. LLC Term Loan B1 1L, (LIBOR USD 1-Month + 2.000%) 4.50%, 8/04/23	753
760,000	WMG Acquisition Corp. Term Loan F 1L, (LIBOR USD 1-Month + 2.125%) 4.62%, 11/01/23	748
1,831,138	Wyndham Hotels & Resorts Inc. Term Loan B 1L, (LIBOR USD 1-Month + 1.750%) 4.25%, 5/30/25	1,804

Total Bank Loans (Cost - $14,893)		14,943

Commercial Paper (5%)
2,300,000	Centerpoint Energy Inc., 0.00%, 2/12/19 (f)	2,298
2,300,000	Consolidated Edison Inc., 0.00%, 2/07/19 (f)	2,299
2,300,000	Louisville Gas & Elec Co., 0.00%, 2/06/19 (f)	2,299
2,300,000	PPL Capital Funding Inc., 0.00%, 2/13/19 (f)	2,298
2,300,000	Spectra Energy Partners, 0.00%, 2/04/19 (f)	2,299

Total Commercial Paper (Cost - $11,494)		11,493

Corporate Bond (23%)
400,000	ABN AMRO Bank NV 144A, 2.65%, 1/19/21 (b)	396
450,000	ADCB Finance Cayman Ltd., 4.00%, 3/29/23 (g)	451
400,000	ADCB Finance Cayman Ltd. 144A, 4.00%, 3/29/23 (b)	401
430,000	Alcoa Nederland Holding BV 144A, 6.75%, 9/30/24 (b)	450
300,000	Alimentation Couche-Tard Inc. 144A, 2.70%, 7/26/22 (b)	292

Principal or Shares	Security Description	Value (000)

450,000	Ally Financial Inc., 4.25%, 4/15/21	$ 454
400,000	Anheuser-Busch InBev Worldwide Inc., 4.15%, 1/23/25	411
900,000	Anthem Inc., 3.70%, 8/15/21	911
350,000	Ares Capital Corp., 3.50%, 2/10/23	333
450,000	Ashland LLC, 4.75%, 8/15/22	454
990,000	AT&T Inc., 3.20%, 3/01/22	991
350,000	AT&T Inc., (3 mo. LIBOR USD + 1.180%) 3.96%, 6/12/24 (a)	347
270,000	Athene Global Funding 144A, 4.00%, 1/25/22 (b)	273
800,000	Aviation Capital Group LLC 144A, (3 mo. LIBOR USD + 0.950%) 3.69%, 6/01/21 (a)(b)	796
230,000	B&G Foods Inc., 4.63%, 6/01/21	232
450,000	Baidu Inc., 3.88%, 9/29/23	450
700,000	Baidu Inc., 4.38%, 5/14/24	714
200,000	Banco del Estado de Chile 144A, 2.67%, 1/08/21 (b)	196
700,000	Bank of America Corp., (3 mo. LIBOR USD + 0.660%) 2.37%, 7/21/21 (a)	693
440,000	Bank of America Corp., (3 mo. LIBOR USD + 1.160%) 3.12%, 1/20/23 (a)	439
150,000	Bank of Scotland PLC, 9.38%, 5/15/21 GBP (c)(g)	226
1,050,000	Barclays PLC, (3 mo. LIBOR USD + 1.400%) 4.61%, 2/15/23 (a)	1,056
300,000	Bayer U.S. Finance II LLC 144A, 3.88%, 12/15/23 (b)	300
200,000	BNP Paribas SA 144A, 2.95%, 5/23/22 (b)	196
300,000	BPCE SA 144A, (3 mo. LIBOR USD + 1.220%) 3.90%, 5/22/22 (a)(b)	300
205,000	CDW LLC/CDW Finance Corp., 5.50%, 12/01/24	213
185,000	Celgene Corp., 2.75%, 2/15/23 (h)	181
76,923	Cenovus Energy Inc., 5.70%, 10/15/19	78
480,000	Centene Corp., 4.75%, 5/15/22	490
300,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 4.46%, 7/23/22	306
320,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 4.50%, 2/01/24	326
70,000	Cheniere Corpus Christi Holdings LLC, 5.88%, 3/31/25	74
860,000	Cigna Corp. 144A, 3.40%, 9/17/21 (b)	864
485,000	Cigna Corp. 144A, 3.75%, 7/15/23 (b)	492
450,000	CIT Group Inc., 4.75%, 2/16/24	456
750,000	Citigroup Inc., 2.70%, 10/27/22	735
300,000	Citigroup Inc., 2.75%, 4/25/22	296
350,000	Citigroup Inc., (3 mo. LIBOR USD + 1.100%) 3.74%, 5/17/24 (a)	350
350,000	Comcast Corp., 3.70%, 4/15/24	359
800,000	Conagra Brands Inc., 3.80%, 10/22/21	804
210,000	Covanta Holding Corp., 5.88%, 3/01/24	210
205,000	CSC Holdings LLC, 8.63%, 2/15/19	206
490,000	CVS Health Corp., 3.70%, 3/09/23	495

40

Principal or Shares	Security Description	Value (000)

230,000	CyrusOne LP/CyrusOne Finance Corp., 5.00%, 3/15/24	$ 232
750,000	Dell International LLC/EMC Corp. 144A, 4.42%, 6/15/21 (b)	763
370,000	DNB Bank ASA 144A, 2.38%, 6/02/21 (b)	363
650,000	Dollar Tree Inc., 3.70%, 5/15/23	643
500,000	DowDuPont Inc., 4.21%, 11/15/23	519
200,000	El Corte Ingles SA 144A, 3.00%, 3/15/24 EUR (b)(c)	234
685,000	Enbridge Inc., 2.90%, 7/15/22	671
460,000	Encompass Health Corp., 5.75%, 11/01/24	467
325,000	Energy Transfer LP, 4.25%, 3/15/23	328
205,000	Energy Transfer Operating LP, 3.60%, 2/01/23	203
250,000	Energy Transfer Operating LP, 4.20%, 9/15/23	252
900,000	Energy Transfer Operating LP, 4.50%, 4/15/24	918
640,000	EQM Midstream Partners LP, 4.75%, 7/15/23	650
150,000	Equinix Inc., 2.88%, 3/15/24 EUR (c)	174
127,000	First Data Corp. 144A, 5.38%, 8/15/23 (b)	130
250,000	FirstEnergy Corp., 2.85%, 7/15/22	244
600,000	FirstEnergy Corp., 4.25%, 3/15/23	615
200,000	Five Corners Funding Trust 144A, 4.42%, 11/15/23 (b)	208
450,000	Ford Motor Credit Co. LLC, 2.68%, 1/09/20	446
200,000	Ford Motor Credit Co. LLC, 2.98%, 8/03/22	186
600,000	Fox Corp. 144A, 3.67%, 1/25/22 (b)	606
300,000	General Motors Financial Co. Inc., (3 mo. LIBOR USD + 0.850%) 3.65%, 4/09/21 (a)	296
340,000	General Motors Financial Co. Inc., (3 mo. LIBOR USD + 1.310%) 4.11%, 6/30/22 (a)	333
200,000	Goldman Sachs Group Inc., (3 mo. LIBOR USD + 1.000%) 3.78%, 7/24/23 (a)	198
581,000	Goldman Sachs Group Inc., 5.75%, 1/24/22	624
450,000	Goodyear Tire & Rubber Co., 5.13%, 11/15/23 (h)	451
300,000	HCA Healthcare Inc., 6.25%, 2/15/21	313
500,000	Hewlett Packard Enterprise Co., 3.60%, 10/15/20	503
220,000	Hill-Rom Holdings Inc. 144A, 5.75%, 9/01/23 (b)	227
230,000	Hilton Domestic Operating Co. Inc., 4.25%, 9/01/24	226
655,000	HSBC Holdings PLC, (3 mo. LIBOR USD + 0.650%) 3.43%, 9/11/21 (a)	655
900,000	Humana Inc., 2.90%, 12/15/22	880
400,000	Husky Energy Inc., 3.95%, 4/15/22	405
440,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.88%, 2/01/22	445
600,000	Indonesia Asahan Aluminium Persero PT 144A, 5.23%, 11/15/21 (b)	620
200,000	Indonesia Asahan Aluminium Persero PT 144A, 5.71%, 11/15/23 (b)	211
330,000	ING Groep NV, 4.10%, 10/02/23	334
340,000	International Lease Finance Corp., 4.63%, 4/15/21	344
225,000	Iron Mountain Inc., 5.75%, 8/15/24	224
460,000	iStar Inc., 4.63%, 9/15/20	458

Principal or Shares	Security Description	Value (000)

135,000	James Hardie International Finance DAC 144A, 3.63%, 10/01/26 EUR (b)(c)	$ 153
600,000	JPMorgan Chase & Co., (3 mo. LIBOR USD + 0.610%) 3.51%, 6/18/22 (a)	606
800,000	JPMorgan Chase & Co., (3 mo. LIBOR USD + 1.000%) 4.02%, 12/05/24 (a)	820
250,000	Keurig Dr Pepper Inc. 144A, 4.06%, 5/25/23 (b)	253
280,000	Kinder Morgan Inc./DE 144A, 5.00%, 2/15/21 (b)	289
445,000	Level 3 Financing Inc., 5.13%, 5/01/23	443
300,000	Lloyds Banking Group PLC, (3 mo. LIBOR USD + 0.810%) 2.91%, 11/07/23 (a)	288
315,000	Macquarie Group Ltd. 144A, (3 mo. LIBOR USD + 1.023%) 3.19%, 11/28/23 (a)(b)	305
195,000	Microchip Technology Inc. 144A, 3.92%, 6/01/21 (b)	193
410,000	Mitsubishi UFJ Financial Group Inc., 3.00%, 2/22/22	407
700,000	Mizuho Financial Group Inc. 144A, 2.63%, 4/12/21 (b)	691
675,000	Morgan Stanley, (3 mo. LIBOR USD + 0.550%) 3.17%, 2/10/21 (a)	675
350,000	Morgan Stanley, (3 mo. LIBOR USD + 0.930%) 3.69%, 7/22/22 (a)	351
440,000	MPT Operating Partnership LP/MPT Finance Corp., 5.50%, 5/01/24	451
300,000	Nordea Bank Abp 144A, 4.88%, 5/13/21 (b)	307
210,000	ONEOK Inc., 4.25%, 2/01/22	214
345,000	Penske Truck Leasing Co. LP/PTL Finance Corp. 144A, 3.30%, 4/01/21 (b)	344
575,000	Penske Truck Leasing Co. LP/PTL Finance Corp. 144A, 3.65%, 7/29/21 (b)	579
650,000	Pertamina Persero PT, 5.25%, 5/23/21 (g)(h)	671
230,000	Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu 144A, 5.13%, 7/15/23 (b)	231
460,000	Sabine Pass Liquefaction LLC, 5.75%, 5/15/24	495
350,000	Santander Holdings USA Inc., 4.45%, 12/03/21	356
455,000	SBA Communications Corp., 4.00%, 10/01/22	452
220,000	Service Corp. International, 5.38%, 5/15/24	225
230,000	Sirius XM Radio Inc. 144A, 4.63%, 5/15/23 (b)	231
200,000	SMBC Aviation Capital Finance DAC 144A, 4.13%, 7/15/23 (b)	202
340,000	Smithfield Foods Inc. 144A, 3.35%, 2/01/22 (b)	324
412,500	Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC 144A, 3.36%, 9/20/21 (b)	411
800,000	Sumitomo Mitsui Financial Group Inc., 2.93%, 3/09/21	796
310,000	Sunoco LP/Sunoco Finance Corp., 4.88%, 1/15/23	306
400,000	Takeda Pharmaceutical Co. Ltd. 144A, 0.38%, 11/21/20 EUR (b)(c)	457
300,000	Takeda Pharmaceutical Co. Ltd. 144A, 1.13%, 11/21/22 EUR (b)(c)	348

41 Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

200,000	Takeda Pharmaceutical Co. Ltd. 144A, 3.80%, 11/26/20 (b)	$ 202
250,000	Takeda Pharmaceutical Co. Ltd. 144A, 4.00%, 11/26/21 (b)	255
100,000	Teva Pharmaceutical Finance IV LLC, 2.25%, 3/18/20	98
250,000	Teva Pharmaceutical Finance Netherlands II BV, 3.25%, 4/15/22 EUR (c)	297
200,000	Teva Pharmaceutical Finance Netherlands II BV, 4.50%, 3/01/25 EUR (c)	241
100,000	Teva Pharmaceutical Finance Netherlands III BV, 1.70%, 7/19/19	99
340,000	Teva Pharmaceutical Finance Netherlands III BV, 2.20%, 7/21/21	322
300,000	T-Mobile USA Inc., 6.50%, 1/15/24	311
600,000	Tribune Media Co., 5.88%, 7/15/22	613
215,000	United Continental Holdings Inc., 4.25%, 10/01/22	213
90,000	Universal Health Services Inc. 144A, 4.75%, 8/01/22 (b)	91
250,000	Vodafone Group PLC, 3.75%, 1/16/24	250
250,000	Volkswagen Group of America Finance LLC 144A, 3.88%, 11/13/20 (b)	253
400,000	WEA Finance LLC/Westfield UK & Europe Finance PLC 144A, 3.25%, 10/05/20 (b)	400
700,000	Wells Fargo & Co., 2.50%, 3/04/21	693
250,000	Wells Fargo & Co., 2.63%, 7/22/22	245
1,140,000	Zimmer Biomet Holdings Inc., 2.70%, 4/01/20	1,135

Total Corporate Bond (Cost - $53,626)		53,888

Foreign Government (6%)
1,100,000	Dominican Republic International Bond, 7.50%, 5/06/21 (g)	1,142
550,000	Dominican Republic International Bond 144A, 7.50%, 5/06/21 (b)	571
300,000	Egypt Government International Bond 144A, 5.58%, 2/21/23 (b)	292
450,000	Egypt Government International Bond, 5.75%, 4/29/20 (g)	456
200,000	Egypt Government International Bond 144A, 5.75%, 4/29/20 (b)	202
700,000	Fondo MIVIVIENDA SA, 3.50%, 1/31/23 (g)	693
800,000	Georgia Government International Bond, 6.88%, 4/12/21 (g)	849
350,000	Ghana Government International Bond, 7.88%, 8/07/23 (g)	365
300,000	Ghana Government International Bond 144A, 7.88%, 8/07/23 (b)	313
610,000	Guatemala Government Bond, 5.75%, 6/06/22 (g)	641
191,000	Guatemala Government Bond 144A, 5.75%, 6/06/22 (b)	201
650,000	Honduras Government International Bond, 8.75%, 12/16/20 (g)	700
300,000	Honduras Government International Bond 144A, 8.75%, 12/16/20 (b)	323

Principal or Shares	Security Description	Value (000)

800,000	Kazakhstan Government International Bond 144A, 1.55%, 11/09/23 EUR (b)(c)	$ 934
550,000	Kenya Government International Bond, 5.88%, 6/24/19 (g)	553
400,000	Kenya Government International Bond 144A, 5.88%, 6/24/19 (b)	402
420,000	Mongolia Government International Bond 144A, 10.88%, 4/06/21 (b)	468
200,000	Mongolia Government International Bond, 10.88%, 4/06/21 (g)	223
620,000	Nigeria Government International Bond, 6.75%, 1/28/21 (g)	640
600,000	Perusahaan Penerbit SBSN Indonesia III 144A, 3.40%, 3/29/22 (b)	596
450,000	Perusahaan Penerbit SBSN Indonesia III, 3.40%, 3/29/22 (g)	447
350,000	Republic of Armenia International Bond, 6.00%, 9/30/20 (g)	358
200,000	Republic of Armenia International Bond 144A, 6.00%, 9/30/20 (b)	205
580,000	Republic of South Africa Government International Bond, 5.50%, 3/09/20	591
350,000	Republic of South Africa Government International Bond, 5.88%, 5/30/22	368
290,000	Senegal Government International Bond 144A, 8.75%, 5/13/21 (b)	314
250,000	Senegal Government International Bond, 8.75%, 5/13/21 (g)	271
750,000	Serbia International Bond, 4.88%, 2/25/20 (g)	760
600,000	Sri Lanka Government International Bond 144A, 6.25%, 10/04/20 (b)	604
500,000	Ukraine Government International Bond, 7.75%, 9/01/19 (g)	501

Total Foreign Government (Cost - $14,895)		14,983

Mortgage Backed (29%)
636,505	Alternative Loan Trust 2005-56, (1 mo. LIBOR USD + 0.730%) 3.24%, 11/25/35 (a)	641
1,799,198	Alternative Loan Trust 2006-25CB, 6.00%, 10/25/36	1,529
294,729	Alternative Loan Trust 2006-2CB, 6.00%, 3/25/36	228
216,270	Alternative Loan Trust 2006-45T1, 6.00%, 2/25/37	158
473,522	Alternative Loan Trust 2006-HY11, (1 mo. LIBOR USD + 0.120%) 2.63%, 6/25/36 (a)	440
791,711	Alternative Loan Trust 2007-12T1, 6.00%, 6/25/37	587
911,135	Alternative Loan Trust 2007-15CB, 5.75%, 7/25/37	771
578,589	Alternative Loan Trust 2007-6, 5.75%, 4/25/47	494
195,280	American Home Mortgage Investment Trust 2006-3, (6 mo. LIBOR USD + 1.750%) 4.62%, 12/25/36 (a)	168
250,000	AREIT 2018-CRE2 Trust 144A, (1 mo. LIBOR USD + 1.400%) 3.91%, 11/14/35 (a)(b)	244
141,530	Banc of America Funding 2005-H Trust, 4.31%, 11/20/35 (d)	125

42

Principal or Shares	Security Description	Value (000)

5,127,741	BANK 2018-BNK13, 0.52%, 8/15/61 (d)	$ 180
496,607	BDS 2018-FL2 144A, (1 mo. LIBOR USD + 0.950%) 3.46%, 8/15/35 (a)(b)	490
200,000	BDS 2018-FL2 144A, (1 mo. LIBOR USD + 1.400%) 3.91%, 8/15/35 (a)(b)	196
184,279	Bear Stearns ALT-A Trust 2006-6, 4.09%, 11/25/36 (d)	170
126,166	Bear Stearns ARM Trust 2007-3, 3.96%, 5/25/47 (d)	117
9,982,126	BENCHMARK 2018-B4, 0.54%, 7/15/51 (d)	369
550,000	BXMT 2017-FL1 Ltd. 144A, (1 mo. LIBOR USD + 1.950%) 4.46%, 6/15/35 (a)(b)	541
1,560,000	Caesars Palace Las Vegas Trust 2017-VICI 144A, 4.35%, 10/15/34 (b)(d)	1,551
600,000	CGDBB Commercial Mortgage Trust 2017-BIOC 144A, (1 mo. LIBOR USD + 2.150%) 4.66%, 7/15/32 (a)(b)	587
203,558	CHL Mortgage Pass-Through Trust 2004-29, 2.68%, 2/25/35 (d)	175
135,853	CHL Mortgage Pass-Through Trust 2006-HYB1, 4.10%, 3/20/36 (d)	127
220,919	CHL Mortgage Pass-Through Trust 2007-HYB2, 3.90%, 2/25/47 (d)	197
292,018	Connecticut Avenue Securities Trust 2018-R07 144A, (1 mo. LIBOR USD + 0.750%) 3.26%, 4/25/31 (a)(b)	292
392,796	Deutsche Alt-B Securities Mortgage Loan Trust Series 2006-AB1, 5.60%, 2/25/36 (d)	386
220,098	Deutsche Alt-B Securities Mortgage Loan Trust Series 2006-AB4, 6.00%, 10/25/36 (d)	205
110,180	Deutsche Alt-B Securities Mortgage Loan Trust Series 2006-AB4, 6.00%, 10/25/36	103
1,307,111	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 0.550%) 3.06%, 1/25/30 (a)	1,306
276,699	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 0.600%) 3.11%, 7/25/30 (a)	276
256,982	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 0.650%) 3.16%, 8/25/30 (a)	257
209,469	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 0.850%) 3.36%, 11/25/29 (a)	210
445,680	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 1.150%) 3.66%, 9/25/29 (a)	447
444,921	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 1.300%) 3.81%, 4/25/29 (a)	447
235,265	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 1.300%) 3.81%, 7/25/29 (a)	236
1,100,000	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 2.000%) 4.51%, 3/25/31 (a)	1,090
1,300,000	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 2.100%) 4.61%, 3/25/31 (a)	1,281
900,000	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 2.150%) 4.66%, 10/25/30 (a)	901

Principal or Shares	Security Description	Value (000)

350,000	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 2.200%) 4.71%, 8/25/30 (a)	$ 350
2,310,000	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 2.250%) 4.76%, 7/25/30 (a)	2,332
953,466	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 3.000%) 5.51%, 7/25/24 (a)	1,013
2,300,000	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 3.000%) 5.51%, 10/25/29 (a)	2,435
262,658	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 4.000%) 6.51%, 5/25/25 (a)	286
350,000	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 4.250%) 6.76%, 1/25/29 (a)	390
214,544	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 4.550%) 7.06%, 2/25/25 (a)	231
176,374	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 5.000%) 7.51%, 7/25/25 (a)	199
101,522	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 5.000%) 7.51%, 7/25/25 (a)	113
354,724	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 5.700%) 8.21%, 4/25/28 (a)	407
400,000	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 6.000%) 8.51%, 9/25/28 (a)	459
211,822	First Horizon Alternative Mortgage Securities Trust 2006-AA5, 4.25%, 9/25/36 (d)	195
161,800	First Horizon Alternative Mortgage Securities Trust 2006-FA2, 6.00%, 5/25/36	122
647,652	Flagstar Mortgage Trust 2018-1 144A, 3.50%, 3/25/48 (b)(d)	645
650,000	Freddie Mac Stacr Trust 2018-HQA2 144A, (1 mo. LIBOR USD + 2.300%) 4.81%, 10/25/48 (a)(b)	644
1,300,000	Freddie Mac STACR Trust 2019-DNA1 144A, (1 mo. LIBOR USD + 0.900%) 3.41%, 1/25/49 (a)(b)	1,300
500,000	Freddie Mac STACR Trust 2019-DNA1 144A, (1 mo. LIBOR USD + 2.650%) 5.16%, 1/25/49 (a)(b)	500
510,044	Freddie Mac Structured Agency Credit Risk Debt Notes, (1 mo. LIBOR USD + 0.700%) 3.21%, 9/25/30 (a)	510
319,232	Freddie Mac Structured Agency Credit Risk Debt Notes, (1 mo. LIBOR USD + 0.750%) 3.26%, 3/25/30 (a)	319
389,847	Freddie Mac Structured Agency Credit Risk Debt Notes, (1 mo. LIBOR USD + 1.200%) 3.71%, 7/25/29 (a)	392
244,979	Freddie Mac Structured Agency Credit Risk Debt Notes, (1 mo. LIBOR USD + 1.200%) 3.71%, 8/25/29 (a)	246
450,000	Freddie Mac Structured Agency Credit Risk Debt Notes 144A, 4.17%, 8/25/48 (b)(d)	422
284,009	Freddie Mac Structured Agency Credit Risk Debt Notes 144A, 4.17%, 8/25/48 (b)(d)	285
460,000	Freddie Mac Structured Agency Credit Risk Debt Notes, (1 mo. LIBOR USD + 1.800%) 4.31%, 7/25/30 (a)	453

43 Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

600,000	Freddie Mac Structured Agency Credit Risk Debt Notes, (1 mo. LIBOR USD + 2.300%) 4.81%, 9/25/30 (a)	$ 596
400,000	Freddie Mac Structured Agency Credit Risk Debt Notes, (1 mo. LIBOR USD + 2.350%) 4.86%, 4/25/30 (a)	406
350,000	Freddie Mac Structured Agency Credit Risk Debt Notes, (1 mo. LIBOR USD + 2.500%) 5.01%, 3/25/30 (a)	360
600,000	Freddie Mac Structured Agency Credit Risk Debt Notes, (1 mo. LIBOR USD + 4.600%) 7.11%, 12/25/42 (a)	641
1,000,000	GAHR Commercial Mortgage Trust 2015-NRF 144A, 3.38%, 12/15/34 (b)(d)	980
280,000	GAHR Commercial Mortgage Trust 2015-NRF 144A, 3.38%, 12/15/34 (b)(d)	276
306,840	GreenPoint MTA Trust 2005-AR1, (1 mo. LIBOR USD + 0.440%) 2.95%, 6/25/45 (a)	295
177,235	GSMPS Mortgage Loan Trust 2005-RP2 144A, (1 mo. LIBOR USD + 0.350%) 2.86%, 3/25/35 (a)(b)	167
244,662	GSMPS Mortgage Loan Trust 2005-RP3 144A, (1 mo. LIBOR USD + 0.350%) 2.86%, 9/25/35 (a)(b)	220
90,118	HomeBanc Mortgage Trust 2004-1, (1 mo. LIBOR USD + 0.860%) 3.37%, 8/25/29 (a)	86
403,537	IndyMac INDX Mortgage Loan Trust 2006-AR29, (1 mo. LIBOR USD + 0.250%) 2.76%, 11/25/36 (a)	386
1,931,668	IndyMac INDX Mortgage Loan Trust 2006-AR35, (1 mo. LIBOR USD + 0.180%) 2.69%, 1/25/37 (a)	1,821
300,000	InTown Hotel Portfolio Trust 2018-STAY 144A, (1 mo. LIBOR USD + 3.100%) 5.61%, 1/15/33 (a)(b)	299
900,000	JP Morgan Chase Commercial Mortgage Securities Trust 2016-WIKI 144A, 4.01%, 10/05/31 (b)(d)	881
850,000	JP Morgan Chase Commercial Mortgage Securities Trust 2018-BCON 144A, 3.76%, 1/05/31 (b)(d)	824
260,000	JP Morgan Chase Commercial Mortgage Securities Trust 2018-PHH 144A, (1 mo. LIBOR USD + 0.910%) 3.42%, 6/15/35 (a)(b)	259
260,000	JP Morgan Chase Commercial Mortgage Securities Trust 2018-PHH 144A, (1 mo. LIBOR USD + 1.160%) 3.67%, 6/15/35 (a)(b)	259
156,080	JP Morgan Mortgage Trust 2006-A3, 4.19%, 5/25/36 (d)	153
137,189	JP Morgan Mortgage Trust 2006-A3, 4.19%, 5/25/36 (d)	134
92,130	JP Morgan Mortgage Trust 2014-IVR3 144A, 3.00%, 9/25/44 (b)(d)	92
1,095,894	JP Morgan Mortgage Trust 2017-5 144A, 3.18%, 10/26/48 (b)(d)	1,093
6,029,254	LCCM 2017-LC26 144A, 1.52%, 7/12/50 (b)(d)	531

Principal or Shares	Security Description	Value (000)

370,000	Madison Avenue Trust 2013-650M 144A, 4.03%, 10/12/32 (b)(d)	$ 365
349,359	Merrill Lynch Mortgage Backed Securities Trust Series 2007-2, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 2.400%) 4.97%, 8/25/36 (a)	341
2,394,309	Morgan Stanley Capital I Trust 2018-H3, 0.84%, 7/15/51 (d)	142
505,257	New Residential Mortgage Loan Trust 2014-3 144A, 5.66%, 11/25/54 (b)(d)	538
478,650	New Residential Mortgage Loan Trust 2017-5 144A, (1 mo. LIBOR USD + 1.500%) 4.01%, 6/25/57 (a)(b)	489
629,436	RALI Series 2005-QA4 Trust, 4.33%, 4/25/35 (d)	579
218,047	RALI Series 2005-QS14 Trust, 6.00%, 9/25/35	205
3,628,420	RALI Series 2007-QS10 Trust, 6.50%, 9/25/37	3,461
623,966	RALI Series 2007-QS2 Trust, 6.25%, 1/25/37	572
2,323,233	Residential Asset Securitization Trust 2006-A4IP, 6.63%, 5/25/36 (d)	1,573
532,889	Ripon Mortgages PLC 144A, (3 mo. LIBOR GBP + 0.800%) 1.69%, 8/20/56 GBP (a)(b)(c)	694
367,111	Sequoia Mortgage Trust 2007-1, 4.13%, 2/20/47 (d)	342
1,000,000	STACR Trust 2018-DNA3 144A, (1 mo. LIBOR USD + 0.750%) 3.26%, 9/25/48 (a)(b)	999
350,000	STACR Trust 2018-DNA3 144A, (1 mo. LIBOR USD + 2.100%) 4.61%, 9/25/48 (a)(b)	344
2,698,855	STACR Trust 2018-HRP1 144A, (1 mo. LIBOR USD + 1.650%) 4.16%, 4/25/43 (a)(b)	2,723
1,000,000	STACR Trust 2018-HRP1 144A, (1 mo. LIBOR USD + 3.750%) 6.26%, 4/25/43 (a)(b)	1,013
948,345	STACR Trust 2018-HRP1 144A, (1 mo. LIBOR USD + 11.750%) 14.26%, 4/25/43 (a)(b)	1,149
400,000	STACR Trust 2018-HRP2 144A, (1 mo. LIBOR USD + 0.850%) 3.36%, 2/25/47 (a)(b)	400
1,960,000	STACR Trust 2018-HRP2 144A, (1 mo. LIBOR USD + 1.250%) 3.76%, 2/25/47 (a)(b)	1,965
2,300,000	STACR Trust 2018-HRP2 144A, (1 mo. LIBOR USD + 2.400%) 4.91%, 2/25/47 (a)(b)	2,328
450,000	STACR Trust 2018-HRP2 144A, (1 mo. LIBOR USD + 10.500%) 13.01%, 2/25/47 (a)(b)	485
1,018,149	Structured Asset Mortgage Investments II Trust 2006-AR7, (1 mo. LIBOR USD + 0.210%) 2.72%, 8/25/36 (a)	943
400,000	VMC Finance 2018-FL2 LLC 144A, (1 mo. LIBOR USD + 0.920%) 3.43%, 10/15/35 (a)(b)	396
483,511	WaMu Mortgage Pass-Through Certificates, (1 mo. LIBOR USD + 0.280%) 2.79%, 11/25/45 (a)	465
117,351	WaMu Mortgage Pass-Through Certificates, (1 mo. LIBOR USD + 0.290%) 2.80%, 12/25/45 (a)	116
467,254	WaMu Mortgage Pass-Through Certificates, (1 mo. LIBOR USD + 0.610%) 3.12%, 8/25/45 (a)	425

44

Principal or Shares	Security Description	Value (000)

79,309	WaMu Mortgage Pass-Through Certificates, 3.38%, 6/25/37 (d)	$ 76
733,553	WaMu Mortgage Pass-Through Certificates, 3.77%, 7/25/37 (d)	670
153,901	WaMu Mortgage Pass-Through Certificates, 3.89%, 8/25/46 (d)	146
69,420	WaMu Mortgage Pass-Through Certificates Series 2006-AR10 Trust, 3.87%, 9/25/36 (d)	65
149,919	WaMu Mortgage Pass-Through Certificates Series 2006-AR19 Trust, (Cost of Funds for the 11th District of San Francisco + 1.250%) 2.33%, 1/25/47 (a)	147
642,804	WaMu Mortgage Pass-Through Certificates Series 2007-HY1 Trust, 3.66%, 2/25/37 (d)	629
1,386,947	Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-5 Trust, (1 mo. LIBOR USD + 1.400%) 3.91%, 7/25/35 (a)	1,282
292,897	Wells Fargo Alternative Loan 2007-PA2 Trust, 6.00%, 6/25/37	292
450,000	Wells Fargo Commercial Mortgage Trust 2017-SMP 144A, (1 mo. LIBOR USD + 1.650%) 4.16%, 12/15/34 (a)(b)	450
6,896,731	Wells Fargo Commercial Mortgage Trust 2018-C46, 0.95%, 8/15/51 (d)	426
Total Mortgage Backed (Cost - $69,175)		69,764
U.S. Government Agency (4%)
10,000,000	FHLB Disc Note, 0.00%, 2/01/19 (f) (Cost - $10,000)	10,000
U.S. Treasury (2%)
400,000	U.S. Treasury Note, 2.50%, 6/30/20 (i)(j)	400
600,000	U.S. Treasury Note, 2.75%, 11/30/20	603
4,600,000	U.S. Treasury Note, 2.88%, 11/30/23	4,692
Total U.S. Treasury (Cost - $5,610)		5,695

Principal or Shares	Security Description	Value (000)

Investment Company (3%)
8,034,596	Payden Cash Reserves Money Market Fund * (Cost - $8,035)	$ 8,035
Purchase Options (0%)
Total Purchased Options (Cost - $46)		21

Purchased Swaptions (0%)
Total Purchased Swaptions (Cost - $220)		441

Total Investments, Before Options Written
(Cost - $245,698) (102%)		246,613

Written Swaptions (0%)
Total Written Swaptions (Cost - $(187))		(402)

Total Investments (Cost - $245,511) (102%)		246,211
Liabilities in excess of Other Assets (-2%)		(5,605)
Net Assets (100%)		$ 240,606

*	Affiliated investment
(a)	Floating rate security. The rate shown reflects the rate in effect at January 31, 2019.
(b)

Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(c)	Principal in foreign currency.
(d)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)	Floating rate security. The rate shown reflects the rate in effect at January 31, 2019. The stated maturity is subject to prepayments.
(f)	Yield to maturity at time of purchase.
(g)

Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(h)

All or a portion of these securities are on loan. At January 31, 2019, the total market value of the Fund’s securities on loan is $922 and the total market value of the collateral held by the Fund is $949. Amount in 000s.

(i)	All or a portion of security has been pledged in connection with outstanding centrally cleared swaps.
(j)	All or a portion of the security is pledged to cover futures contract margin requirements.

Purchased Options

Description	Number of Contracts	Notional Amount (000s)	Exercise Price	Maturity Date	Value (000s)	Call/Put
Exchange Traded Options Purchase — 0.0%
S & P 500 Index	85	$22,985	2200.00	02/15/2019	$3	Put
S & P 500 Index	117	31,638	2275.00	02/28/2019	18	Put

Total Purchase Options		$54,623			$21

45    Payden Mutual Funds

Purchased Swaptions

Description	Counterparty	Notional Amount (000s)	Expiration date	Value (000s)	Call/Put
Purchased Call Swaptions 0.0%
1-Year Interest Rate Swap, 6/26/20, Pay Fixed 3.15% Semi-Annually, Receive Pay Variable Quarterly, 3-Month USD LIBOR	Barclays Bank PLC	$37,200	06/26/2020	$264	Call
2-Year Interest Rate Swap, 9/27/19, Pay Fixed 2.975% Semi-Annually, Receive Pay Variable Quarterly, 3-Month USD LIBOR	Barclays Bank PLC	18,800	09/27/2019	177	Call

Total Swaptions				$441

Written Swaptions

Description	Counterparty	Notional Amount (000s)	Expiration date	Value (000s)	Call/Put
Written Call Swaptions 0.0%
1-Year Interest Rate Swap, 6/26/19, Pay Fixed 3.15% Semi-Annually, Receive Pay Variable Quarterly, 3-Month USD LIBOR	Barclays Bank PLC	$37,200	06/26/2019	$(244)	Call
5-Year Interest Rate Swap, 9/27/19, Pay Fixed 2.90% Semi-Annually, Receive Pay Variable Quarterly, 3-Month USD LIBOR	Barclays Bank PLC	7,800	09/27/2019	(158)	Call

Total Swaptions				$(402)

Open Forward Currency Contracts to USD

Currency Purchased (000s)	Currency Sold (000s)	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) (000s)
Assets:
AUD 4,767	USD 3,428	Barclays Bank PLC	04/16/2019	$41

Liabilities:
EUR 3,999	USD 4,606	BNP PARIBAS	04/10/2019	(1)
USD 3,427	NZD 5,067	Barclays Bank PLC	04/16/2019	(81)
USD 4,913	EUR 4,296	Citibank, N.A.	02/08/2019	(7)
USD 936	GBP 735	HSBC Bank USA, N.A.	02/08/2019	(28)

				(117)

Net Unrealized Appreciation (Depreciation)				$(76)

Open Futures Contracts

Contract Type	Number of Contracts	Expiration Date	Notional Amount (000s)	Current Value (000s)	Unrealized Appreciation (Depreciation) (000s)
Long Contracts:
3-Month GBP LIBOR Option Future	216	Dec-19	$25	$(26)	$(26)
U.S. Treasury 2-Year Note Future	134	Mar-19	28,452	71	71

					45

Short Contracts:
3-Month GBP LIBOR Option Future	216	Dec-19	(4)	9	9
U.S. 10-Year Ultra Future	5	Mar-19	(653)	(24)	(24)

					(15)

Total Futures					$30

Open Centrally Cleared Interest Rate Swap Contracts

Description	Maturity Date	Notional Amount (000s)	Value (000s)	Upfront payments/ receipts (000s)	Unrealized Appreciation (Depreciation) (000s)
Pay Variable Quarterly, 3-Month USD LIBOR, Receive Fixed 2.473% Semi-Annually	01/08/2023	$30,661	$11	$—	$ 11
Receive Variable Quarterly, 3-Month USD LIBOR, Pay Fixed 2.816% Semi-Annually	01/08/2031	6,732	(46)	—	(46)

			$(35)	$—	$(35)

47    Payden Mutual Funds

Schedule of Investments - January 31, 2019 (Unaudited)

Principal or Shares	Security Description	Value (000)
Asset Backed (2%)
2,200,000	Madison Park Funding XIII Ltd. 144A, (3 mo. LIBOR USD + 2.850%) 5.61%, 4/19/30 (a)(b) (Cost - $2,185)	$2,149

Bank Loans(c) (75%)
Communications (4%)
1,481,259	CenturyLink Inc. Term Loan B 1L, (LIBOR USD 1-Month + 2.750%) 5.25%, 1/31/25	1,419
1,486,234	Charter Communications Operating LLC Term Loan B 1L, (LIBOR USD 1-Month + 2.000%) 4.50%, 4/30/25	1,469
858,978	Zayo Group LLC Term Loan B2 1L, (LIBOR USD 1-Month + 2.250%) 4.75%, 1/19/24	854

		3,742

Consumer Cyclical (33%)
1,412,134	1011778 BCULC Term Loan B 1L, (LIBOR USD 1-Month + 2.250%) 4.75%, 2/16/24	1,391
1,116,538	Air Canada Term Loan B 1L, (LIBOR USD 1-Month + 2.000%) 4.50%, 10/06/23	1,113
1,472,015	Altra Industrial Motion Corp. Term Loan B 1L, (LIBOR USD 1-Month + 2.000%) 4.50%, 10/01/25	1,449
1,365,325	Aramark Services Inc. Term Loan B3 1L, (LIBOR USD 1-Month + 1.750%) 4.25%, 3/11/25	1,358
1,441,594	Axalta Coating Systems U.S. Holdings Inc. Term Loan B3 1L, (LIBOR USD 1-Month + 1.750%) 4.55%, 6/03/24	1,418
1,898,585	Bausch Health Cos. Inc. Term Loan B 1L, (LIBOR USD 1-Month + 3.000%) 5.51%, 6/02/25	1,881
1,858,812	BWAY Holding Co. Term Loan B 1L, (LIBOR USD 1-Month + 3.250%) 6.03%, 4/03/24	1,797
1,000,000	Caesars Resort Collection LLC Term Loan 1L, (LIBOR USD 1-Month + 2.750%) 5.27%, 12/23/24	988
1,480,000	Core & Main LP Term Loan B 1L, (LIBOR USD 1-Month + 3.000%) 5.72%, 8/01/24	1,467
1,642,649	Eldorado Resorts Inc. Term Loan B 1L, (LIBOR USD 1-Month + 2.167%) 4.81%, 4/17/24	1,627
1,471,266	Frontier Communications Corp. Term Loan B 1L, (LIBOR USD 1-Month + 3.750%) 6.25%, 6/15/24	1,411
2,000,000	GOBP Holdings Inc. Term Loan B 1L, (LIBOR USD 1-Month + 3.750%) 6.55%, 10/22/25	1,981
1,763,934	Jane Street Group LLC Term Loan B 1L, (LIBOR USD 1-Month + 3.000%) 5.50%, 8/25/22	1,744
1,471,418	KFC Holding Co. Term Loan B 1L, (LIBOR USD 1-Month + 1.750%) 4.26%, 4/03/25	1,461
1,485,789	Live Nation Entertainment Inc. Term Loan B3 1L, (LIBOR USD 1-Month + 1.750%) 4.25%, 10/31/23	1,481
1,500,000	Marriott Ownership Resorts Inc. Term Loan B 1L, (LIBOR USD 1-Month + 2.250%) 4.75%, 8/29/25	1,492
1,563,917	Michaels Stores Inc. Term Loan B 1L, (LIBOR USD 1-Month + 2.500%) 5.00%, 1/30/23	1,548

Principal or Shares	Security Description	Value (000)

1,695,750	Numericable U.S. LLC Term Loan B13 1L, (LIBOR USD 1-Month + 4.000%) 6.51%, 8/14/26	$1,605
989,461	Party City Holdings Inc. Term Loan, (LIBOR USD 1-Month + 2.500%) 5.00%, 8/19/22	983
285,864	Pearl Intermediate Parent LLC Term Loan 1L, (LIBOR USD 1-Month + 2.313%) 4.20%, 2/14/25	274
1,148,850	Pearl Intermediate Parent LLC Term Loan 1L, (LIBOR USD 1-Month + 2.750%) 5.27%, 2/14/25	1,100
1,377,246	PQ Corp. Term Loan B 1L, (LIBOR USD 1-Month + 2.500%) 5.24%, 2/08/25	1,345
1,759,667	Reynolds Group Holdings Inc. Term Loan B 1L, (LIBOR USD 1-Month + 2.750%) 5.25%, 2/05/23	1,738
1,237,523	Scientific Games International Inc. Term Loan B5 1L, (LIBOR USD 1-Month + 2.750%) 5.25%, 8/14/24	1,202
560,000	Tacala Investment Corp. Term Loan 2L, (LIBOR USD 1-Month + 7.000%) 9.50%, 1/30/26	548
1,188,506	Tacala Investment Corp. Term Loan B 1L, (LIBOR USD 1-Month + 3.250%) 5.75%, 1/31/25	1,165
990,000	Wink Holdco Inc. Term Loan B 1L, (LIBOR USD 1-Month + 3.000%) 5.50%, 12/01/24	958

		36,525

Consumer Non-Cyclical (18%)
992,443	Ashland LLC Term Loan B 1L, (LIBOR USD 1-Month + 1.750%) 4.26%, 5/17/24	986
987,513	Beacon Roofing Supply Inc. Term Loan B 1L, (LIBOR USD 1-Month + 2.250%) 4.77%, 1/02/25	963
1,406,111	Berry Global Inc. Term Loan T 1L, (LIBOR USD 1-Month + 1.750%) 4.27%, 1/06/21	1,401
1,500,000	BJ’s Wholesale Club Inc. Term Loan B 1L, (LIBOR USD 1-Month + 3.000%) 5.51%, 2/05/24	1,489
1,491,068	Burlington Coat Factory Warehouse Corp. Term Loan B 1L, (LIBOR USD 1-Month + 2.000%) 4.51%, 11/17/24	1,479
1,305,983	Change Healthcare Holdings LLC Term Loan B 1L, (LIBOR USD 1-Month + 2.750%) 5.25%, 3/01/24	1,280
929,961	DaVita HealthCare Partners Inc. Term Loan B 1L, (LIBOR USD 1-Month + 2.750%) 5.25%, 6/24/21	928
1,350,577	Dole Food Co. Inc. Term Loan B 1L, (LIBOR USD 1-Month + 2.583%) 5.69%, 4/06/24	1,312
1,235,927	Harbor Freight Tools USA Inc. Term Loan 1L, (LIBOR USD 1-Month + 2.500%) 5.00%, 8/18/23	1,198

48

Principal or Shares	Security Description	Value (000)

547,250	HUB International Ltd. Term Loan B 1L, (LIBOR USD 1-Month + 2.750%) 5.44%, 4/25/25	$529
275,126	MEG Energy Corp. Term Loan B 1L, (LIBOR USD 1-Month + 3.500%) 6.00%, 12/31/23	274
809,798	MPH Acquisition Holdings LLC Term Loan B 1L, (LIBOR USD 1-Month + 2.750%) 5.55%, 6/07/23	786
1,440,508	Nexeo Solutions LLC Term Loan B 1L, (LIBOR USD 1-Month + 3.250%) 6.00%, 6/09/23	1,440
1,524,706	Sterigenics-Nordion Holdings LLC Term Loan B 1L, (LIBOR USD 1-Month + 3.000%) 5.50%, 5/15/22	1,490
1,739,290	U.S. Foods Inc. Term Loan B 1L, (LIBOR USD 1-Month + 2.000%) 4.50%, 6/27/23	1,714
1,619,603	Western Digital Corp. Term Loan B4 1L, (LIBOR USD 1-Month + 1.750%) 4.26%, 4/29/23	1,583
1,496,250	Wyndham Hotels & Resorts Inc. Term Loan B 1L, (LIBOR USD 1-Month + 1.750%) 4.25%, 5/30/25	1,474

		20,326

Energy (2%)
977,500	Talen Energy Supply LLC Term Loan B2 1L, (LIBOR USD 1-Month + 4.000%) 6.50%, 4/13/24	968
1,000,000	Vistra Operations Co. LLC Term Loan B1 1L, (LIBOR USD 1-Month + 2.000%) 4.52%, 8/04/23	986

		1,954

Financial Services (9%)
500,000	Asurion LLC Term Loan B2 2L, (LIBOR USD 1-Month + 6.500%) 9.00%, 8/04/25	505
780,228	Asurion LLC Term Loan B4 1L, (LIBOR USD 1-Month + 3.000%) 5.50%, 8/04/22	769
1,325,000	Coral U.S. Co-Borrower LLC Term Loan B4 L1, (LIBOR USD 1-Month + 3.250%) 5.75%, 2/02/26	1,310
1,389,691	Golden Nugget Inc. Term Loan B 1L, (LIBOR USD 1-Month + 2.750%) 5.25%, 10/04/23	1,370
1,296,852	Hilton Worldwide Finance LLC Term Loan B2 1L, (LIBOR USD 1-Month + 1.750%) 4.26%, 10/25/23	1,286
1,488,750	Iron Mountain Information Management LLC Term Loan B 1L, (LIBOR USD 1-Month + 1.750%) 4.25%, 1/02/26	1,445
893,250	K-Mac Holdings Corp. Term Loan B 1L, (LIBOR USD 3-Month + 3.250%) 5.77%, 3/14/25	870
350,000	K-Mac Holdings Corp. Term Loan B 2L, (LIBOR USD 3-Month + 6.750%) 9.27%, 3/16/26	342
1,561,224	MGM Growth Properties Operating Partnership LP Term Loan B 1L, (LIBOR USD 1-Month + 2.000%) 4.41%, 3/21/25	1,539
707,121	VFH Parent LLC Term Loan B 1L, (LIBOR USD 1-Month + 2.750%) 5.55%, 12/30/21	708

		10,144

Principal or Shares	Security Description	Value (000)

Technology (9%)
1,427,345	CDW LLC Term Loan B 1L, (LIBOR USD 1-Month + 1.750%) 4.25%, 8/17/23	$1,423
1,488,750	CSC Holdings LLC Term Loan B 1L, (LIBOR USD 1-Month + 2.500%) 5.01%, 1/25/26	1,459
1,206,331	Dell International LLC Term Loan B 1L, (LIBOR USD 1-Month + 2.000%) 4.50%, 9/07/23	1,192
1,500,000	First Data Corp. Term Loan 1L, (LIBOR USD 1-Month + 2.000%) 4.52%, 4/26/24	1,496
1,391,912	Infor (U.S.) Inc. Term Loan B6 1L, (LIBOR USD 1-Month + 2.750%) 5.25%, 2/01/22	1,386
500,000	Rackspace Hosting Inc. Term Loan B 1L, (LIBOR USD 1-Month + 3.000%) 5.58%, 11/03/23	465
1,470,000	RP Crown Parent LLC Term Loan B 1L, (LIBOR USD 1-Month + 2.750%) 5.25%, 10/12/23	1,448
1,350,000	WMG Acquisition Corp. Term Loan F 1L, (LIBOR USD 1-Month + 2.125%) 4.62%, 11/01/23	1,328

		10,197

Total Bank Loans (Cost - $84,021)		82,888

Corporate Bond (16%)
726,981	American Airlines 2013-2 Class B Pass-Through Trust 144A, 5.60%, 7/15/20 (b)	735
1,500,000	Bank of America Corp., (3 mo. LIBOR USD + 3.387%) 5.13%, (a)(d)	1,495
1,540,000	California Resources Corp., 5.00%, 1/15/20	1,424
307,692	Cenovus Energy Inc., 5.70%, 10/15/19	312
1,000,000	CSC Holdings LLC, 6.75%, 11/15/21	1,053
800,000	DISH DBS Corp., 6.75%, 6/01/21	817
800,000	First Quantum Minerals Ltd. 144A, 7.00%, 2/15/21 (b)	800
1,000,000	HCA Healthcare Inc., 6.25%, 2/15/21	1,045
1,000,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 6.25%, 2/01/22	1,030
1,000,000	MGM Resorts International, 6.63%, 12/15/21	1,059
500,000	NagaCorp Ltd. 144A, 9.38%, 5/21/21 (b)	518
1,000,000	Navient Corp., 5.00%, 10/26/20	1,006
1,000,000	Realogy Group LLC/Realogy Co-Issuer Corp. 144A, 5.25%, 12/01/21 (b)	1,001
1,000,000	SBA Communications Corp., 4.88%, 7/15/22	1,015
900,000	Sirius XM Radio Inc. 144A, 3.88%, 8/01/22 (b)	891
1,000,000	Springleaf Finance Corp., 6.00%, 6/01/20	1,020
1,000,000	Sprint Corp., 7.25%, 9/15/21 (e)	1,052
1,000,000	Tenet Healthcare Corp., 8.13%, 4/01/22	1,050
1,000,000	Whiting Petroleum Corp., 5.75%, 3/15/21	1,005

Total Corporate Bond (Cost - $18,474)		18,328

Mortgage Backed (5%)
818,566	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 11.750%) 14.26%, 10/25/28 (a)	1,161
797,893	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 12.250%) 14.76%, 9/25/28 (a)	1,152
675,000	Freddie Mac Structured Agency Credit Risk Debt Notes, (1 mo. LIBOR USD + 3.600%) 6.11%, 4/25/24 (a)	730

49 Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

300,000	Freddie Mac Structured Agency Credit Risk Debt Notes, (1 mo. LIBOR USD + 4.600%) 7.11%, 12/25/42 (a)	$ 321
665,159	Freddie Mac Structured Agency Credit Risk Debt Notes, (1 mo. LIBOR USD + 10.500%) 13.01%, 5/25/28 (a)	875
698,780	STACR Trust 2018-HRP1 144A, (1 mo. LIBOR USD + 11.750%) 14.26%, 4/25/43 (a)(b)	846

Total Mortgage Backed (Cost - $4,170)		5,085

Investment Company (4%)
4,543,567	Payden Cash Reserves Money Market Fund * (Cost - $4,544)	4,544

Total Investments (Cost - $113,394) (102%)		112,994
Liabilities in excess of Other Assets (-2%)		(2,015)

Net Assets (100%)		$ 110,979

*	Affiliated investment
(a)	Floating rate security. The rate shown reflects the rate in effect at January 31, 2019.
(b)

Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(c)	Floating rate security. The rate shown reflects the rate in effect at January 31, 2019. The stated maturity is subject to prepayments.
(d)	Perpetual security with no stated maturity date.
(e)

All or a portion of these securities are on loan. At January 31, 2019, the total market value of the Fund’s securities on loan is $38 and the total market value of the collateral held by the Fund is $40. Amounts in 000s.

Schedule of Investments - January 31, 2019 (Unaudited)

Principal or Shares	Security Description	Value (000)
Asset Backed (0%)
1,000,000	Madison Park Funding XIII Ltd. 144A, (3 mo. LIBOR USD + 2.850%) 5.61%, 4/19/30 (a)(b) (Cost - $978)	$977

Bank Loans(c) (3%)
2,000,000	Albertson’s LLC Term Loan B7 1L, (LIBOR USD 1-Month + 3.000%) 5.52%, 11/17/25	1,962
1,350,000	Asurion LLC Term Loan B2 2L, (LIBOR USD 1-Month + 6.500%) 9.00%, 8/04/25	1,363
1,786,500	CSC Holdings LLC Term Loan B 1L, (LIBOR USD 1-Month + 2.500%) 5.01%, 1/25/26	1,751
2,572,000	GOBP Holdings Inc. Term Loan 2L, (LIBOR USD 1-Month + 7.250%) 10.05%, 10/22/26	2,555
1,200,000	K-Mac Holdings Corp. Term Loan B 2L, (LIBOR USD 3-Month + 6.750%) 9.27%, 3/16/26	1,173
466,462	Pearl Intermediate Parent LLC Term Loan 1L, (LIBOR USD 1-Month + 2.750%) 4.20%, 2/14/25	446
2,070,716	Pearl Intermediate Parent LLC Term Loan 1L, (LIBOR USD 1-Month + 2.750%) 5.27%, 2/14/25	1,983
1,000,000	Rackspace Hosting Inc. Term Loan B 1L, (LIBOR USD 1-Month + 3.000%) 5.58%, 11/03/23	930
1,915,000	Tacala Investment Corp. Term Loan 2L, (LIBOR USD 1-Month + 7.000%) 9.50%, 1/30/26	1,875

Total Bank Loans (Cost - $14,245)		14,038

Corporate Bond (88%)
Basic Industry (5%)
1,500,000	Alpha 2 BV 144A, 8.75%, 6/01/23 (b)	1,459
2,328,000	Ashland LLC, 6.88%, 5/15/43	2,340
1,600,000	Cleveland-Cliffs Inc., 5.75%, 3/01/25	1,552
1,350,000	Coeur Mining Inc., 5.88%, 6/01/24	1,252
1,250,000	First Quantum Minerals Ltd. 144A, 6.88%, 3/01/26 (b)	1,137
1,100,000	First Quantum Minerals Ltd. 144A, 7.25%, 5/15/22 (b)	1,088
3,975,000	Freeport-McMoRan Inc., 3.55%, 3/01/22	3,856
1,800,000	Hudbay Minerals Inc. 144A, 7.63%, 1/15/25 (b)	1,858
1,350,000	IAMGOLD Corp. 144A, 7.00%, 4/15/25 (b)	1,325
1,500,000	NOVA Chemicals Corp. 144A, 5.00%, 5/01/25 (b)	1,386
1,500,000	OCI NV 144A, 6.63%, 4/15/23 (b)	1,549
1,400,000	Teck Resources Ltd., 5.20%, 3/01/42	1,284
2,000,000	Trinseo Materials Operating SCA/Trinseo Materials Finance Inc. 144A, 5.38%, 9/01/25 (b)	1,820

		21,906

Communications (15%)
1,150,000	Altice Finco SA 144A, 8.13%, 1/15/24 (b)	1,139
1,000,000	Altice France SA, 5.88%, 2/01/27 EUR (d)(e)	1,156
1,600,000	Altice France SA 144A, 6.25%, 5/15/24 (b)	1,574
2,750,000	Altice France SA 144A, 7.38%, 5/01/26 (b)	2,657
1,000,000	Altice Luxembourg SA 144A, 7.75%, 5/15/22 (b)	974
2,600,000	Anixter Inc. 144A, 6.00%, 12/01/25 (b)	2,672
1,825,000	C&W Senior Financing DAC 144A, 6.88%, 9/15/27 (b)	1,747

Principal or Shares	Security Description	Value (000)

3,000,000	CCO Holdings LLC/CCO Holdings Capital Corp. 144A, 5.13%, 5/01/27 (b)	$ 2,906
5,000,000	CCO Holdings LLC/CCO Holdings Capital Corp. 144A, 5.38%, 5/01/25 (b)	5,039
3,660,000	CenturyLink Inc., 5.80%, 3/15/22	3,686
1,000,000	CenturyLink Inc., 7.50%, 4/01/24 (f)	1,018
3,200,000	CommScope Technologies LLC 144A, 6.00%, 6/15/25 (b)	3,032
650,000	CSC Holdings LLC 144A, 6.50%, 2/01/29 (b)	660
2,200,000	CSC Holdings LLC 144A, 10.88%, 10/15/25 (b)	2,541
2,000,000	DISH DBS Corp., 5.88%, 7/15/22	1,908
2,000,000	Frontier Communications Corp., 7.63%, 4/15/24	1,095
750,000	Frontier Communications Corp. 144A, 8.50%, 4/01/26 (b)	682
2,050,000	Frontier Communications Corp., 10.50%, 9/15/22	1,479
1,350,000	Gray Television Inc. 144A, 7.00%, 5/15/27 (b)	1,401
2,300,000	Level 3 Financing Inc., 5.63%, 2/01/23 (f)	2,317
2,250,000	Millicom International Cellular SA 144A, 6.63%, 10/15/26 (b)	2,303
1,000,000	Netflix Inc. 144A, 4.63%, 5/15/29 EUR (b)(e)	1,156
2,000,000	Nexstar Broadcasting Inc. 144A, 5.63%, 8/01/24 (b)	1,940
1,500,000	Qualitytech LP/QTS Finance Corp. 144A, 4.75%, 11/15/25 (b)	1,410
2,700,000	Sirius XM Radio Inc. 144A, 5.00%, 8/01/27 (b)	2,619
1,230,000	Sprint Capital Corp., 6.88%, 11/15/28	1,224
1,000,000	Sprint Capital Corp., 6.90%, 5/01/19	1,010
2,200,000	Sprint Communications Inc., 6.00%, 11/15/22	2,230
3,500,000	Sprint Corp., 7.63%, 3/01/26	3,644
2,200,000	Telecom Italia Capital SA, 6.38%, 11/15/33	2,009
4,000,000	T-Mobile USA Inc., 6.50%, 1/15/26	4,240
2,400,000	ViaSat Inc. 144A, 5.63%, 9/15/25 (b)	2,268
1,000,000	Virgin Media Finance PLC, 4.50%, 1/15/25 EUR (d)(e)	1,178
1,700,000	Zayo Group LLC/Zayo Capital Inc. 144A, 5.75%, 1/15/27 (b)	1,647

		68,561

Consumer Cyclical (13%)
1,500,000	1011778 BC ULC/New Red Finance Inc. 144A, 5.00%, 10/15/25 (b)	1,451
1,400,000	Allison Transmission Inc. 144A, 4.75%, 10/01/27 (b)	1,309
2,499,215	American Airlines 2013-1 Class B Pass-Through Trust 144A, 5.63%, 1/15/21 (b)	2,533
1,000,000	American Axle & Manufacturing Inc., 6.25%, 3/15/26	965
800,000	Aramark Services Inc. 144A, 5.00%, 2/01/28 (b)	783
1,670,000	Arcos Dorados Holdings Inc. 144A, 5.88%, 4/04/27 (b)	1,677
3,500,000	Beacon Roofing Supply Inc. 144A, 4.88%, 11/01/25 (b)	3,272
1,500,000	Boyd Gaming Corp., 6.00%, 8/15/26	1,506
2,900,000	Boyne USA Inc. 144A, 7.25%, 5/01/25 (b)	3,067
2,600,000	Carrols Restaurant Group Inc., 8.00%, 5/01/22	2,662
1,500,000	Churchill Downs Inc. 144A, 4.75%, 1/15/28 (b)	1,446

51 Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

750,000	El Corte Ingles SA 144A, 3.00%, 3/15/24 EUR (b)(e)	$877
1,000,000	IHO Verwaltungs GmbH, 3.75%, 9/15/26 EUR (d)(e)	1,083
1,000,000	International Game Technology PLC, 3.50%, 7/15/24 EUR (d)(e)	1,133
2,000,000	Lennar Corp., 4.75%, 11/29/27	1,902
1,500,000	LGI Homes Inc. 144A, 6.88%, 7/15/26 (b)	1,451
2,900,000	Lithia Motors Inc. 144A, 5.25%, 8/01/25 (b)	2,809
2,800,000	Live Nation Entertainment Inc. 144A, 4.88%, 11/01/24 (b)	2,765
1,000,000	LKQ European Holdings BV, 4.13%, 4/01/28 EUR (d)(e)(f)	1,117
2,200,000	Marriott Ownership Resorts Inc./ILG LLC 144A, 6.50%, 9/15/26 (b)	2,236
1,550,000	Melco Resorts Finance Ltd. 144A, 4.88%, 6/06/25 (b)	1,460
2,700,000	Meritage Homes Corp., 5.13%, 6/06/27	2,429
1,675,000	Merlin Entertainments PLC 144A, 5.75%, 6/15/26 (b)	1,715
1,500,000	NagaCorp Ltd. 144A, 9.38%, 5/21/21 (b)	1,555
1,500,000	Penske Automotive Group Inc., 5.50%, 5/15/26	1,472
1,600,000	Rite Aid Corp. 144A, 6.13%, 4/01/23 (b)	1,356
1,850,000	Scientific Games International Inc., 6.63%, 5/15/21	1,841
1,425,000	Shea Homes LP/Shea Homes Funding Corp. 144A, 6.13%, 4/01/25 (b)	1,325
3,000,000	Taylor Morrison Communities Inc./Taylor Morrison Holdings II Inc. 144A, 5.63%, 3/01/24 (b)	2,955
3,025,000	United Continental Holdings Inc., 5.00%, 2/01/24 (f)	3,017
2,200,000	Wyndham Hotels & Resorts Inc. 144A, 5.38%, 4/15/26 (b)	2,211
2,000,000	Yum! Brands Inc., 6.88%, 11/15/37	1,995

		59,375

Consumer Non-Cyclical (14%)
2,350,000	Ashtead Capital Inc. 144A, 5.25%, 8/01/26 (b)	2,382
1,750,000	B&G Foods Inc., 5.25%, 4/01/25 (f)	1,722
2,800,000	Bausch Health Cos. Inc., 4.50%, 5/15/23 EUR (d)(e)	3,181
3,450,000	Bausch Health Cos. Inc. 144A, 5.50%, 3/01/23 (b)	3,359
1,000,000	Bausch Health Cos. Inc. 144A, 9.00%, 12/15/25 (b)	1,070
2,000,000	Centene Corp., 4.75%, 1/15/25	2,032
660,000	Centene Corp. 144A, 5.38%, 6/01/26 (b)	683
2,100,000	CHS/Community Health Systems Inc., 6.25%, 3/31/23	2,013
3,000,000	Cimpress NV 144A, 7.00%, 6/15/26 (b)	2,940
4,600,000	HCA Inc., 5.00%, 3/15/24	4,798
3,250,000	HCA Inc., 5.38%, 2/01/25 (f)	3,363
1,000,000	HCA Inc., 5.38%, 9/01/26	1,026
860,000	HCA Inc., 5.88%, 2/01/29	902
900,000	Hertz Corp., 5.88%, 10/15/20	894
2,000,000	Hill-Rom Holdings Inc. 144A, 5.00%, 2/15/25 (b)	1,990

Principal or Shares	Security Description	Value (000)

2,750,000	Land O’ Lakes Inc. 144A, 7.25%, (b)(g)	$2,716
1,500,000	Mallinckrodt International Finance SA/Mallinckrodt CB LLC 144A, 5.63%, 10/15/23 (b)	1,273
850,000	Refinitiv U.S. Holdings Inc. 144A, 6.25%, 5/15/26 (b)	837
850,000	Refinitiv U.S. Holdings Inc. 144A, 8.25%, 11/15/26 (b)	799
1,500,000	ServiceMaster Co. LLC 144A, 5.13%, 11/15/24 (b)	1,470
2,100,000	Tenet Healthcare Corp., 4.63%, 7/15/24	2,065
1,720,000	Tenet Healthcare Corp. 144A, 6.25%, 2/01/27 (b)	1,733
3,000,000	Tenet Healthcare Corp., 6.75%, 6/15/23 (f)	2,963
1,000,000	Tenet Healthcare Corp., 7.00%, 8/01/25 (f)	971
1,000,000	Teva Pharmaceutical Finance Netherlands II BV, 1.13%, 10/15/24 EUR (d)(e)	1,016
2,148,000	Teva Pharmaceutical Finance Netherlands III BV, 2.20%, 7/21/21	2,032
2,000,000	U.S. Foods Inc. 144A, 5.88%, 6/15/24 (b)	2,042
1,250,000	United Rentals North America Inc., 4.88%, 1/15/28	1,189
2,000,000	United Rentals North America Inc., 5.88%, 9/15/26	2,038
2,225,000	Universal Health Services Inc. 144A, 5.00%, 6/01/26 (b)	2,244
1,000,000	Valeant Pharmaceuticals International 144A, 8.50%, 1/31/27 (b)	1,048
1,350,000	Valeant Pharmaceuticals International 144A, 9.25%, 4/01/26 (b)	1,455
1,500,000	WellCare Health Plans Inc. 144A, 5.38%, 8/15/26 (b)	1,530

		61,776

Energy (18%)
2,600,000	California Resources Corp., 5.00%, 1/15/20	2,405
900,000	California Resources Corp., 5.50%, 9/15/21	702
1,150,000	Calpine Corp. 144A, 5.25%, 6/01/26 (b)	1,097
1,400,000	Calpine Corp., 5.50%, 2/01/24	1,330
3,000,000	Cheniere Corpus Christi Holdings LLC, 5.88%, 3/31/25	3,168
2,750,000	Cheniere Energy Partners LP 144A, 5.63%, 10/01/26 (b)	2,763
1,200,000	Chesapeake Energy Corp., 7.00%, 10/01/24 (f)	1,178
2,400,000	Chesapeake Energy Corp., 8.00%, 1/15/25 (f)	2,427
2,450,000	Covey Park Energy LLC/Covey Park Finance Corp. 144A, 7.50%, 5/15/25 (b)	2,278
3,000,000	Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 5.75%, 4/01/25	2,956
2,000,000	DCP Midstream Operating LP, 5.38%, 7/15/25	2,045
1,700,000	Diamond Offshore Drilling Inc., 7.88%, 8/15/25	1,615
2,500,000	Diamondback Energy Inc. 144A, 4.75%, 11/01/24 (b)	2,506
2,650,000	Eclipse Resources Corp., 8.88%, 7/15/23	2,411
2,850,000	Energy Transfer LP, 4.25%, 3/15/23	2,878

52

Principal or Shares	Security Description	Value (000)

2,750,000	Energy Transfer Operating LP, (3 mo. LIBOR USD + 4.028%) 6.25%, (a)(g)	$2,478
3,200,000	EnLink Midstream Partners LP, (3 mo. LIBOR USD + 4.110%) 6.00%, (a)(g)	2,624
1,000,000	Ensco PLC, 4.50%, 10/01/24	748
2,750,000	Enviva Partners LP/Enviva Partners Finance Corp., 8.50%, 11/01/21	2,875
1,500,000	Geopark Ltd. 144A, 6.50%, 9/21/24 (b)	1,457
1,500,000	Gran Tierra Energy International Holdings Ltd., 6.25%, 2/15/25 (d)	1,419
2,155,000	Hilcorp Energy I LP/Hilcorp Finance Co. 144A, 5.75%, 10/01/25 (b)	2,107
1,750,000	Hilcorp Energy I LP/Hilcorp Finance Co. 144A, 6.25%, 11/01/28 (b)	1,713
1,000,000	Murphy Oil Corp., 6.88%, 8/15/24 (f)	1,052
1,500,000	Nabors Industries Inc., 4.63%, 9/15/21	1,427
1,400,000	NGL Energy Partners LP/NGL Energy Finance Corp., 7.50%, 11/01/23	1,425
1,500,000	Noble Holding International Ltd., 7.95%, 4/01/25 (f)	1,222
1,800,000	Parsley Energy LLC/Parsley Finance Corp. 144A, 5.63%, 10/15/27 (b)	1,793
1,550,000	PDC Energy Inc., 5.75%, 5/15/26	1,457
1,000,000	SemGroup Corp., 6.38%, 3/15/25	943
1,000,000	SemGroup Corp., 7.25%, 3/15/26	960
1,150,000	SM Energy Co., 6.63%, 1/15/27	1,127
2,800,000	Sunoco LP/Sunoco Finance Corp., 5.88%, 3/15/28 (f)	2,740
2,105,000	Talen Energy Supply LLC 144A, 9.50%, 7/15/22 (b)(f)	2,158
2,400,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp. 144A, 5.88%, 4/15/26 (b)	2,433
3,250,000	TerraForm Power Operating LLC 144A, 5.00%, 1/31/28 (b)	3,031
2,600,000	TransMontaigne Partners LP/TLP Finance Corp., 6.13%, 2/15/26	2,386
1,417,500	Transocean Guardian Ltd. 144A, 5.88%, 1/15/24 (b)	1,432
750,000	Transocean Poseidon Ltd. 144A, 6.88%, 2/01/27 (b)	764
1,300,000	Vistra Energy Corp., 7.38%, 11/01/22	1,355
3,457,000	Whiting Petroleum Corp., 6.63%, 1/15/26	3,405
1,700,000	WPX Energy Inc., 5.75%, 6/01/26 (f)	1,700
462,000	WPX Energy Inc., 6.00%, 1/15/22	471

		80,461

Financial (11%)
2,800,000	Ally Financial Inc., 4.13%, 2/13/22	2,818
2,000,000	AmWINS Group Inc. 144A, 7.75%, 7/01/26 (b)	2,005
1,450,000	Assurant Inc., (3 mo. LIBOR USD + 4.135%) 7.00%, 3/27/48 (a)	1,401
1,500,000	Bank of America Corp., (3 mo. LIBOR USD + 2.931%) 5.88%, 12/29/49 (a)(g)	1,461
700,000	CIT Group Inc., 5.25%, 3/07/25 (f)	723
1,940,000	CIT Group Inc., (3 mo. LIBOR USD + 3.972%) 5.80%, 12/15/66 (a)(g)	1,857
1,500,000	Citigroup Inc., (3 mo. LIBOR USD + 4.068%) 5.95%, (a)(g)	1,499

Principal or Shares	Security Description	Value (000)

2,000,000	Dana Financing Luxembourg Sarl 144A, 6.50%, 6/01/26 (b)	$2,020
1,000,000	Equinix Inc., 2.88%, 10/01/25 EUR (e)	1,141
2,400,000	Fidelity & Guaranty Life Holdings Inc. 144A, 5.50%, 5/01/25 (b)	2,322
1,725,000	General Motors Financial Co. Inc., (3 mo. LIBOR USD + 3.598%) 5.75%, (a)(g)	1,482
1,500,000	GLP Capital LP/GLP Financing II Inc., 5.75%, 6/01/28	1,569
2,500,000	goeasy Ltd. 144A, 7.88%, 11/01/22 (b)	2,625
2,050,000	HUB International Ltd. 144A, 7.00%, 5/01/26 (b)	1,994
1,200,000	Huntington Bancshares Inc./OH, (3 mo. LIBOR USD + 2.880%) 5.70%, (a)(g)	1,134
2,500,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 6.75%, 2/01/24	2,584
2,000,000	Iron Mountain Inc. 144A, 5.25%, 3/15/28 (b)	1,870
2,350,000	iStar Inc., 5.25%, 9/15/22 (f)	2,319
1,500,000	Lloyds Banking Group PLC, (5 yr. Swap Semi 30/360 USD + 4.496%) 7.50%, (a)(g)	1,521
2,000,000	MPT Operating Partnership LP/MPT Finance Corp., 3.33%, 3/24/25 EUR (e)	2,338
4,000,000	Navient Corp., 5.00%, 10/26/20	4,025
2,000,000	Pershing Square Holdings Ltd. 144A, 5.50%, 7/15/22 (b)	2,009
2,000,000	Realogy Group LLC/Realogy Co-Issuer Corp. 144A, 4.88%, 6/01/23 (b)(f)	1,815
2,700,000	SLM Corp., 5.13%, 4/05/22 (f)	2,626
2,200,000	Springleaf Finance Corp., 6.13%, 5/15/22 (f)	2,272
1,000,000	Springleaf Finance Corp., 7.13%, 3/15/26 (f)	954
1,500,000	VFH Parent LLC/Orchestra Co-Issuer Inc. 144A, 6.75%, 6/15/22 (b)	1,526

		51,910

Industrial (8%)
4,318,080	ARD Securities Finance SARL 144A, 8.75%, 1/31/23 (b)	3,805
2,000,000	Avolon Holdings Funding Ltd. 144A, 5.50%, 1/15/23 (b)	2,043
2,900,000	Boise Cascade Co. 144A, 5.63%, 9/01/24 (b)	2,820
3,350,000	Bombardier Inc. 144A, 7.50%, 12/01/24 (b)	3,258
1,000,000	BWAY Holding Co., 4.75%, 4/15/24 EUR (d)(e)	1,144
2,000,000	BWAY Holding Co. 144A, 7.25%, 4/15/25 (b)	1,853
2,150,000	BWX Technologies Inc. 144A, 5.38%, 7/15/26 (b)	2,182
1,000,000	Covanta Holding Corp., 5.88%, 7/01/25	984
2,000,000	Covanta Holding Corp., 6.00%, 1/01/27	1,925
1,000,000	Crown European Holdings SA, 2.88%, 2/01/26 EUR (d)(e)	1,147
750,000	James Hardie International Finance DAC 144A, 3.63%, 10/01/26 EUR (b)(e)	847
1,600,000	James Hardie International Finance DAC 144A, 5.00%, 1/15/28 (b)	1,448
1,500,000	Mueller Water Products Inc. 144A, 5.50%, 6/15/26 (b)	1,511

53 Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

1,200,000	Novelis Corp. 144A, 5.88%, 9/30/26 (b)	$1,161
1,400,000	Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu 144A, 7.00%, 7/15/24 (b)	1,434
2,000,000	Standard Industries Inc./NJ 144A, 4.75%, 1/15/28 (b)	1,816
2,800,000	TTM Technologies Inc. 144A, 5.63%, 10/01/25 (b)	2,597
3,100,000	XPO Logistics Inc. 144A, 6.13%, 9/01/23 (b)	3,160

		35,135

Technology (3%)
2,500,000	ACI Worldwide Inc. 144A, 5.75%, 8/15/26 (b)	2,588
1,500,000	Change Healthcare Holdings LLC/Change Healthcare Finance Inc. 144A, 5.75%, 3/01/25 (b)	1,442
1,350,000	Dell International LLC/EMC Corp. 144A, 8.35%, 7/15/46 (b)	1,595
2,500,000	Everi Payments Inc. 144A, 7.50%, 12/15/25 (b)	2,475
2,000,000	First Data Corp. 144A, 5.00%, 1/15/24 (b)	2,051
1,800,000	NXP BV/NXP Funding LLC 144A, 3.88%, 9/01/22 (b)	1,798

		11,949

Utility (1%)
1,200,000	AES Corp./VA, 4.50%, 3/15/23	1,211
1,250,000	NRG Energy Inc., 5.75%, 1/15/28	1,271
1,250,000	Vistra Operations Co. LLC 144A, 5.50%, 9/01/26 (b)	1,270

		3,752

Total Corporate Bond (Cost - $402,651)		394,825

Mortgage Backed (3%)
1,997,604	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 10.250%) 12.76%, 1/25/29 (a)	2,652
1,994,733	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 12.250%) 14.76%, 9/25/28 (a)	2,880
900,000	Freddie Mac Structured Agency Credit Risk Debt Notes, (1 mo. LIBOR USD + 4.600%) 7.11%, 12/25/42 (a)	962
1,247,404	Freddie Mac Structured Agency Credit Risk Debt Notes, (1 mo. LIBOR USD + 11.250%) 13.76%, 10/25/29 (a)	1,418
1,896,689	STACR Trust 2018-HRP1 144A, (1 mo. LIBOR USD + 11.750%) 14.26%, 4/25/43 (a)(b)	2,298
1,550,000	STACR Trust 2018-HRP2 144A, (1 mo. LIBOR USD + 10.500%) 13.01%, 2/25/47 (a)(b)	1,669

Total Mortgage Backed (Cost - $9,587)		11,879

U.S. Government Agency (0%)
2,000,000	Farm Credit Bank of Texas 144A, 6.20%, (a)(b)(g) (Cost - $2,000)	1,962

Preferred Stock (1%)
79,400	Morgan Stanley, 5.85% (Cost - $2,051)	2,016

Principal or Shares	Security Description	Value (000)

Exchange Traded Fund (1%)
110,800	SPDR Blackstone/GSO Senior Loan ETF (Cost - $ 5,103)	$5,076

Investment Company (7%)
30,678,084	Payden Cash Reserves Money Market Fund * (Cost - $ 30,678)	30,678

Total Investments (Cost - $ 467,293) (103%)		461,451
Liabilities in excess of Other Assets (-3%)		(12,815)

Net Assets (100%)		$448,636

*	Affiliated investment
(a)	Floating rate security. The rate shown reflects the rate in effect at January 31, 2019.
(b)

Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(c)	Floating rate security. The rate shown reflects the rate in effect at January 31, 2019. The stated maturity is subject to prepayments.
(d)

Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(e)	Principal in foreign currency.
(f)

All or a portion of these securities are on loan. At January 31, 2019, the total market value of the Fund’s securities on loan is $16,239 and the total market value of the collateral held by the Fund is $16,850. Amounts in 000s.

(g)	Perpetual security with no stated maturity date.

54

Open Forward Currency Contracts to USD

Currency Purchased (000s)	Currency Sold (000s)	Counterparty	Settlement Date	Unrealized Depreciation (000s)
Liabilities:
USD 18,235	EUR 15,945	Citibank, N.A.	02/08/2019	$(28)
Net Unrealized Depreciation				$(28)

Open Centrally Cleared Interest Rate Swap Contracts

Description	Maturity Date	Notional Amount (000s)	Value (000s)	Upfront payments/ receipts (000s)	Unrealized Appreciation (Depreciation) (000s)
Pay Variable Monthly, 1-Month EURIBOR, Receive Fixed 3.013 Semi-Annually	10/29/2023	$14,240	$377	$—	$377
Receive Variable Monthly, 1-Month EURIBOR, Pay Fixed 0.2405 % Semi-Annually	10/29/2023	11,610	(188)	—	(188)

			$189	$—	$189

55    Payden Mutual Funds

Schedule of Investments - January 31, 2019 (Unaudited)

Principal or Shares	Security Description	Value (000)
General Obligation (50%)
645,000	Abag Finance Authority for Nonprofit Corps, 5.00%, 9/02/26	$722
455,000	Abag Finance Authority for Nonprofit Corps, 5.00%, 9/02/28 AGM (a)	545
100,000	Alameda Community Improvement Commission Successor Agency, 5.00%, 9/01/28 BAM (a)	115
250,000	Alameda Community Improvement Commission Successor Agency, 5.00%, 9/01/32 BAM (a)	284
300,000	Anaheim Public Financing Authority, 5.00%, 5/01/34	338
1,000,000	Azusa Unified School District, 5.00%, 8/01/42	1,092
200,000	Brea Community Benefit Financing Authority, 5.00%, 7/01/29	233
250,000	California Infrastructure & Economic Development Bank, 2.13%, 8/01/47 (b)	252
500,000	California Infrastructure & Economic Development Bank, 2.41%, 12/01/50 (b)	503
1,000,000	California Pollution Control Financing Authority 144A, 5.00%, 7/01/39 (c)	1,118
385,000	California State Public Works Board, 5.25%, 10/01/33	443
500,000	California State Public Works Board, 8.00%, 3/01/35	526
100,000	City & County of San Francisco CA, 5.00%, 4/01/22	101
260,000	City of Irvine CA, 5.00%, 9/02/22	289
500,000	City of Sacramento CA, 5.97%, 8/01/20 AGM (a)	522
750,000	Compton Community College District, 4.00%, 8/01/43 BAM (a)	763
400,000	County of Sacramento CA, 5.75%, 2/01/30	417
1,000,000	County of Santa Barbara CA, AMT, 5.00%, 12/01/36	1,128
400,000	Hesperia Community Redevelopment Agency
	Successor Agency, 3.00%, 9/01/20 AGM (a)	401
500,000	Indio Redevelopment Agency Successor Agency, 3.00%, 8/15/19	499
285,000	Inglewood Public Financing Authority, 4.25%, 8/01/21	301
250,000	Inglewood Redevelopment Agency Successor Agency, 5.00%, 5/01/31 BAM (a)	291
500,000	Lancaster Redevelopment Agency Successor Agency, 5.00%, 8/01/30 AGM (a)	577
350,000	Los Angeles County Redevelopment Authority, 5.25%, 12/01/26 AGM (a)	414
150,000	Michigan Strategic Fund, AMT, 4.25%, 12/31/38 AGM (a)	152
725,000	Midpeninsula Regional Open Space District, 4.00%, 9/01/43	758
100,000	Municipal Improvement Corp. of Los Angeles, 5.00%, 5/01/30	115
500,000	Municipal Improvement Corp. of Los Angeles, 5.00%, 11/01/31	588
500,000	Napa Valley Community College District, 0.00%, 8/01/23	510

Principal or Shares	Security Description	Value (000)

310,000	Natomas Unified School District, 5.00%, 9/01/25 BAM (a)	$354
1,000,000	Nuveen, CA Free Quality Municipal Income Fund, AMT 144A, 1.73%, 10/01/47 (b)(c)	1,000
250,000	Palm Springs Financing Authority, 5.00%, 6/01/24	278
250,000	Pomona Redevelopment Agency Successor Agency, 3.28%, 2/01/20	251
270,000	Rancho Mirage Redevelopment Agency Successor Agency, 5.00%, 4/01/24 BAM (a)	311
325,000	Riverside County Public Financing Authority, 5.00%, 9/01/22 AGM (a)	366
285,000	Riverside County Redevelopment Successor Agency, 5.00%, 10/01/30 AGM (a)	323
415,000	Riverside County Redevelopment Successor Agency, 7.25%, 12/01/40	471
300,000	Riverside Unified School District Financing Authority, 5.00%, 9/01/21 BAM (a)	326
350,000	San Diego Public Facilities Financing Authority, 5.00%, 10/15/30	407
340,000	San Diego Public Facilities Financing Authority, 5.00%, 10/15/31	393
550,000	San Diego Public Facilities Financing Authority, 5.00%, 10/15/32	634
500,000	San Diego Regional Building Authority, 5.00%, 10/15/35	579
120,000	San Jose Financing Authority, 5.00%, 6/01/28	135
600,000	San Luis Coastal Unified School District, 4.00%, 8/01/34	644
250,000	San Mateo Joint Powers Financing Authority, 5.00%, 6/15/30	289
815,000	Santa Monica Public Financing Authority, 4.00%, 7/01/38	861
200,000	Simi Valley Public Financing Authority, 5.00%, 10/01/29	233
550,000	South Orange County Public Financing Authority, 5.00%, 4/01/34	635
500,000	State of California, 1.81%, 12/01/27 (b)	500
500,000	State of California, 1.86%, 12/01/29 (b)	499
640,000	State of California, 2.58%, 5/01/20 (b)	649
250,000	State of California, 5.00%, 2/01/25	281
480,000	State of California, 5.25%, 10/01/21	491
550,000	State of California, 6.51%, 4/01/39	598
1,000,000	State of California, 7.95%, 3/01/36	1,053
800,000	Temecula Redevelopment Agency Successor Agency, 5.00%, 12/15/37 AGM (a)	897
325,000	Tustin Community Facilities District, 5.00%, 9/01/22	361
350,000	Union City Community Redevelopment Agency, 5.00%, 10/01/35	397
345,000	Watsonville Redevelopment Agency, 5.00%, 8/01/24 BAM (a)	402
205,000	West Sonoma County Union High School District, 4.00%, 8/01/46	215

Total General Obligation (Cost - $28,441)		28,830
Revenue (48%)

56

Principal or Shares	Security Description	Value (000)

Airport/Port (5%)
1,300,000	California Municipal Finance Authority, AMT, 5.00%, 12/31/43	$1,419
500,000	City of Los Angeles Department of Airports, AMT, 5.00%, 5/15/36	574
500,000	County of Sacramento CA Airport System Revenue, AMT, 3.00%, 7/01/19	502
340,000	San Francisco, City & County Airports Commission, 5.00%, 5/01/21	343

		2,838

Education (10%)
300,000	California Educational Facilities Authority, 5.00%, 10/01/31	339
370,000	California Educational Facilities Authority, 5.00%, 10/01/37	429
360,000	California Educational Facilities Authority, 5.00%, 10/01/38	415
650,000	California Municipal Finance Authority, 1.78%, 10/01/45 (b)	648
120,000	California School Finance Authority 144A, 4.00%, 7/01/22 (c)	126
500,000	California School Finance Authority 144A, 5.00%, 6/01/35 (c)	533
1,000,000	California School Finance Authority 144A, 5.00%, 7/01/37 (c)	1,106
1,000,000	California School Finance Authority 144A, 5.00%, 8/01/38 (c)	1,078
250,000	Oxnard School District, 2.00%, 8/01/45 BAM (a)(b)	253
500,000	Travis Unified School District, 5.00%, 9/01/31 AGM (a)	579
200,000	University of California, 1.40%, 5/15/46 (b)	198

		5,704

Healthcare (11%)
200,000	California Health Facilities Financing Authority, 4.00%, 8/15/34	207
1,000,000	California Health Facilities Financing Authority, 4.00%, 11/15/42	1,020
710,000	California Health Facilities Financing Authority, 5.00%, 11/15/27	790
500,000	California Health Facilities Financing Authority, 5.00%, 2/01/31	586
350,000	California Health Facilities Financing Authority, 5.00%, 8/15/32	399
500,000	California Health Facilities Financing Authority, 5.00%, 8/15/42	549
350,000	California Health Facilities Financing Authority, 5.00%, 7/01/43 (b)	369
205,000	California Health Facilities Financing Authority, 5.25%, 3/01/28	218
325,000	California Municipal Finance Authority, 5.00%, 5/15/37	369
750,000	California Statewide Communities Development Authority, 4.00%, 7/01/43	764
750,000	California Statewide Communities Development Authority, 4.00%, 8/01/45	738

Principal or Shares	Security Description	Value (000)

500,000	Rib Floater Trust Various States 144A, 1.55%, 3/01/42 (b)(c)	$500

		6,509

Industrial Development/Pollution Control (12%)
250,000	California Community College Financing Authority, 5.00%, 5/01/21	266
1,250,000	California Community College Financing Authority, 5.25%, 5/01/43	1,386
1,000,000	California Pollution Control Financing Authority, AMT 144A, 6.75%, 12/01/28 (c)	986
750,000	California Statewide Communities Development Authority, 2.63%, 11/01/33 (b)	749
750,000	California Statewide Communities Development Authority, 5.00%, 5/15/20	778
370,000	Emeryville Redevelopment Agency Successor Agency, 5.00%, 9/01/25 AGM (a)	430
300,000	Palm Springs Community Redevelopment Agency Successor Agency, 5.00%, 9/01/29 AGM (a)	345
390,000	Palm Springs Community Redevelopment Agency Successor Agency, 5.00%, 9/01/31 AGM (a)	445
160,000	Parish of St. Charles LA, 4.00%, 12/01/40 (b)	167
1,000,000	State of Nevada Department of Business & Industry, AMT 144A, 6.95%, 2/15/38 (c)	1,026
100,000	Successor Agency to the Upland Community Redevelopment Agency, 5.00%, 9/01/23 AGM (a)	114

		6,692

Resource Recovery (1%)
500,000	South Bayside, CA Waste Management Authority, 5.25%, 9/01/24	511

Transportation (4%)
250,000	Bay Area Toll Authority, 2.03%, 4/01/34 (b)	250
660,000	Bay Area Toll Authority, 4.00%, 4/01/37	696
600,000	Foothill-Eastern Transportation Corridor Agency, 5.00%, 1/15/53 (b)	608
1,000,000	Foothill-Eastern Transportation Corridor Agency, 5.50%, 1/15/53 (b)	1,110

		2,664

Water & Sewer (5%)
490,000	California Pollution Control Financing Authority 144A, 5.00%, 11/21/45 (c)	492
250,000	El Dorado, Irrigation District / El Dorado County Water Agency, 5.00%, 3/01/29 AGM (a)	290
600,000	Metropolitan Water District of Southern California, 6.95%, 7/01/40	633
100,000	San Diego Public Facilities Financing Authority Water Revenue, 5.00%, 8/01/32	118
500,000	San Francisco City & County Public Utilities Commission Wastewater Revenue, 5.00%, 10/01/33	596
700,000	Western Municipal Water District Facilities Authority, 6.51%, 10/01/40	739

		2,868

Total Revenue (Cost - $27,412)		27,786

57 Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

Total Investments (Cost - $ 55,853) (98%)		$56,616
Other Assets, net of Liabilities (2%)		882

Net Assets (100%)		$57,498

(a)	Payment of principal and/or interest is insured against default by a monoline insurer.
(b)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)

Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

AGM	Assured Guaranty Municipal Corporation
BAM	Build America Mutual

Schedule of Investments - January 31, 2019 (Unaudited)

Principal or Shares	Security Description	Value (000)
Bonds (98%)
Argentina (USD) (1%)
545,000	Argentine Republic Government International Bond, 4.63%, 1/11/23	$ 469

Australia (USD) (2%)
515,000	Macquarie Group Ltd. 144A, (3 mo. LIBOR USD + 1.020%) 3.73%, 11/28/23 (a)(b)	507
270,000	Scentre Group Trust 1/Scentre Group Trust 2 144A, 2.38%, 11/05/19 (b)	268
242,000	Suncorp-Metway Ltd. 144A, 2.10%, 5/03/19 (b)	242
285,000	Suncorp-Metway Ltd. 144A, 2.38%, 11/09/20 (b)	280
665,000	Westpac Banking Corp., 2.15%, 3/06/20	660

		1,957

Bermuda (USD) (0%)
180,000	Enstar Group Ltd., 4.50%, 3/10/22	181

Canada (USD) (2%)
470,000	Alimentation Couche-Tard Inc. 144A, 2.35%, 12/13/19 (b)	466
165,385	Cenovus Energy Inc., 5.70%, 10/15/19	168
570,000	Federation des Caisses Desjardins du Quebec 144A, 2.25%, 10/30/20 (b)	563
500,000	Husky Energy Inc., 7.25%, 12/15/19	517

		1,714

Cayman Islands (USD) (6%)
200,000	ADCB Finance Cayman Ltd. 144A, 4.00%, 3/29/23 (b)	201
400,000	ALM XVI Ltd./ALM XVI LLC 144A, (3 mo. LIBOR USD + 1.500%) 4.29%, 7/15/27 (a)(b)	396
420,000	Apidos CLO XXI 144A, (3 mo. LIBOR USD + 1.450%) 4.23%, 7/18/27 (a)(b)	412
340,000	Apidos CLO XXI 144A, (3 mo. LIBOR USD + 2.450%) 5.23%, 7/18/27 (a)(b)	323
500,000	Barings CLO Ltd. 2013-I 144A, (3 mo. LIBOR USD + 0.800%) 3.56%, 1/20/28 (a)(b)	495
470,000	BSPRT 2018-FL4 Issuer Ltd. 144A, (1 mo. LIBOR USD + 1.300%) 3.81%, 9/15/35 (a)(b)	456
370,000	CK Hutchison International 17 II Ltd. 144A, 2.25%, 9/29/20 (b)	364
500,000	Greystone Commercial Real Estate Notes 2018-HC1 Ltd. 144A, (1 mo. LIBOR USD + 2.150%) 4.66%, 9/15/28 (a)(b)	493
380,000	LCM XX LP 144A, (3 mo. LIBOR USD + 1.040%) 3.80%, 10/20/27 (a)(b)	378
1,050,000	Magnetite VII Ltd. 144A, (3 mo. LIBOR USD + 0.800%) 3.59%, 1/15/28 (a)(b)	1,034
250,000	Octagon Investment Partners XXIII Ltd. 144A, (3 mo. LIBOR USD + 0.850%) 3.64%, 7/15/27 (a)(b)	249
815,000	Tryon Park CLO Ltd. 144A, (3 mo. LIBOR USD + 0.890%) 3.68%, 4/15/29 (a)(b)	806

		5,607

Chile (USD) (1%)
275,000	Banco del Estado de Chile 144A, 2.67%, 1/08/21 (b)	270

Principal or Shares	Security Description	Value (000)

245,000	Banco Santander Chile 144A, 2.50%, 12/15/20 (b)	$ 242

		512

Finland (USD) (1%)
940,000	Finnvera OYJ 144A, 1.88%, 10/05/20 (b)	928

France (USD) (2%)
220,000	Banque Federative du Credit Mutuel SA 144A, 2.00%, 4/12/19 (b)	220
480,000	Banque Federative du Credit Mutuel SA 144A, 2.20%, 7/20/20 (b)	474
250,000	BPCE SA 144A, (3 mo. LIBOR USD + 1.220%) 3.90%, 5/22/22 (a)(b)	250
445,000	Credit Agricole SA 144A, 3.38%, 1/10/22 (b)	442
400,000	SFIL SA, 2.00%, 6/30/20 (c)	395

		1,781

Georgia (USD) (1%)
400,000	Georgia Government International Bond 144A, 6.88%, 4/12/21 (b)	424

Germany (USD) (1%)
535,000	Deutsche Bank AG, 3.15%, 1/22/21	520

Greece (EUR) (0%)
200,000	Hellenic Republic Government Bond 144A, 3.38%, 2/15/25 EUR (b)(c)(d)	227

Guernsey (USD) (0%)
300,000	Credit Suisse Group Funding Guernsey Ltd., 2.75%, 3/26/20	298

Hong Kong (USD) (0%)
200,000	AIA Group Ltd. 144A, 2.25%, 3/11/19 (b)	200

India (USD) (1%)
345,000	ICICI Bank Ltd. 144A, 5.75%, 11/16/20 (b)	355
500,000	REC Ltd. 144A, 5.25%, 11/13/23 (b)	504

		859

Indonesia (USD) (1%)
225,000	Indonesia Asahan Aluminium Persero PT 144A, 5.23%, 11/15/21 (b)	233
395,000	Pelabuhan Indonesia III Persero PT 144A, 4.50%, 5/02/23 (b)	398
280,000	Perusahaan Penerbit SBSN Indonesia III 144A, 3.75%, 3/01/23 (b)	280

		911

Ireland (EUR) (0%)
100,000	James Hardie International Finance DAC 144A, 3.63%, 10/01/26 EUR (b)(d)	113

Ireland (USD) (3%)
300,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.50%, 5/26/22	294
825,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.75%, 5/15/19	826
1,445,000	Shire Acquisitions Investments Ireland DAC, 1.90%, 9/23/19	1,434
340,000	Shire Acquisitions Investments Ireland DAC, 2.40%, 9/23/21	331
205,000	SMBC Aviation Capital Finance DAC 144A, 3.00%, 7/15/22 (b)	200

		3,085

59 Payden Mutual Funds

Principal or Shares	Security Description	Value (000)
Italy (USD) (1%)
425,000	Intesa Sanpaolo SpA 144A, 3.13%, 7/14/22 (b)	$ 400
350,000	UniCredit SpA 144A, 6.57%, 1/14/22 (b)	358

		758

Japan (USD) (3%)
560,000	Central Nippon Expressway Co. Ltd., 2.17%, 8/05/19 (c)	558
200,000	Mizuho Bank Ltd. 144A, 2.40%, 3/26/20 (b)	199
200,000	Mizuho Financial Group Inc. 144A, 2.63%, 4/12/21 (b)	197
300,000	Sumitomo Mitsui Banking Corp., 2.09%, 10/18/19	298
200,000	Sumitomo Mitsui Trust Bank Ltd. 144A, 1.95%, 9/19/19 (b)	199
400,000	Sumitomo Mitsui Trust Bank Ltd. 144A, 2.05%, 3/06/19 (b)	400
340,000	Sumitomo Mitsui Trust Bank Ltd. 144A, 2.05%, 10/18/19 (b)	337
330,000	Suntory Holdings Ltd. 144A, 2.55%, 9/29/19 (b)	329
200,000	Takeda Pharmaceutical Co. Ltd. 144A, 3.80%, 11/26/20 (b)	202

		2,719

Kenya (USD) (0%)
200,000	Kenya Government International Bond 144A, 5.88%, 6/24/19 (b)	201

Liberia (USD) (0%)
135,000	Royal Caribbean Cruises Ltd., 2.65%, 11/28/20	133

Mexico (USD) (1%)
470,000	Mexico Government International Bond, 3.63%, 3/15/22	471

Netherlands (USD) (2%)
540,000	BNG Bank NV 144A, 1.75%, 10/05/20 (b)	532
235,000	ING Groep NV, (3 mo. LIBOR USD + 1.150%) 3.95%, 3/29/22 (a)	236
154,000	Mylan NV, 2.50%, 6/07/19	154
270,000	Stars Group Holdings BV/Stars Group U.S. Co-Borrower LLC 144A, 7.00%, 7/15/26 (b)	275
340,000	Teva Pharmaceutical Finance Netherlands III BV, 1.70%, 7/19/19	336
560,000	Teva Pharmaceutical Finance Netherlands III BV, 2.20%, 7/21/21	529

		2,062

New Zealand (USD) (0%)
200,000	ANZ New Zealand International Ltd. 144A, 2.20%, 7/17/20 (b)	197

Nigeria (USD) (0%)
250,000	Nigeria Government International Bond 144A, 6.75%, 1/28/21 (b)	258

Norway (USD) (0%)
320,000	DNB Bank ASA 144A, 2.13%, 10/02/20 (b)	315

Oman (USD) (0%)
330,000	Oman Sovereign Sukuk SAOC 144A, 5.93%, 10/31/25 (b)	321

Panama (USD) (0%)
225,000	Intercorp Financial Services Inc. 144A, 4.13%, 10/19/27 (b)	209

Principal or Shares	\Security Description	Value (000)
Peru (USD) (1%)
200,000	Banco de Credito del Peru/Panama 144A, 2.25%, 10/25/19 (b)(e)	$ 199
320,000	Fondo MIVIVIENDA SA 144A, 3.50%, 1/31/23 (b)	317
320,000	Inretail Pharma SA 144A, 5.38%, 5/02/23 (b)	329

		845

Senegal (USD) (0%)
210,000	Senegal Government International Bond 144A, 8.75%, 5/13/21 (b)	228

South Korea (USD) (0%)
240,000	Hyundai Capital Services Inc. 144A, 1.63%, 8/30/19 (b)	238

Spain (EUR) (0%)
100,000	El Corte Ingles SA 144A, 3.00%, 3/15/24 EUR (b)(d)	117

Spain (USD) (1%)
600,000	Banco Santander SA, 3.13%, 2/23/23	584

Supranational (USD) (2%)
610,000	Africa Finance Corp., 4.38%, 4/29/20 (c)	612
980,000	European Bank for Reconstruction & Development, 1.88%, 7/15/21	964

		1,576

Switzerland (USD) (1%)
270,000	UBS AG 144A, 2.45%, 12/01/20 (b)	266
825,000	UBS Group Funding Switzerland AG 144A, 3.00%, 4/15/21 (b)	821

		1,087

United Kingdom (USD) (3%)
399,000	Anglo American Capital PLC 144A, 4.13%, 4/15/21 (b)	399
275,000	Barclays PLC, 3.25%, 1/12/21	272
300,000	HSBC Holdings PLC, (3 mo. LIBOR USD + 0.600%) 3.24%, 5/18/21 (a)	299
200,000	HSBC Holdings PLC, (3 mo. LIBOR USD + 0.650%) 3.43%, 9/11/21 (a)	200
413,600	Lanark Master Issuer PLC 144A, (3 mo. LIBOR USD + 0.420%) 3.07%, 12/22/69 (a)(b)	413
660,000	Royal Bank of Scotland Group PLC, (3 mo. LIBOR USD + 1.470%) 4.09%, 5/15/23 (a)	648
270,000	Standard Chartered PLC 144A, 2.10%, 8/19/19 (b)	269

		2,500

United States (USD) (59%)
155,000	AbbVie Inc., 3.38%, 11/14/21	156
300,000	AES Corp., 4.00%, 3/15/21	300
110,000	AmeriCredit Automobile Receivables Trust 2016-2, 2.87%, 11/08/21	110
300,000	AREIT 2018-CRE2 Trust 144A, (1 mo. LIBOR USD + 1.400%) 3.91%, 11/14/35 (a)(b)	293
715,000	Ares Capital Corp., 3.63%, 1/19/22	704
250,000	Associated Bank NA/Green Bay WI, 3.50%, 8/13/21	250
245,000	Assurant Inc., (3 mo. LIBOR USD + 1.250%) 4.07%, 3/26/21 (a)	245
345,000	Athene Global Funding 144A, 2.75%, 4/20/20 (b)	342
25,893,516	BANK 2018-BNK14, 0.53%, 9/15/60 (f)	964

60

Principal or Shares	Security Description	Value (000)

135,000	Bank of America Corp., 2.15%, 11/09/20	$ 133
270,000	Bank of America Corp., (3 mo. LIBOR USD + 0.630%) 2.33%, 10/01/21 (a)	267
450,000	Bank of America Corp., (3 mo. LIBOR USD + 0.660%) 2.37%, 7/21/21 (a)	446
275,000	Bank of America Corp., 2.63%, 4/19/21	273
220,000	Bayer U.S. Finance II LLC 144A, 3.50%, 6/25/21 (b)	220
15,729,155	BENCHMARK 2018-B6 Mortgage Trust, 0.45%, 10/10/51 (f)	478
325,000	BMW U.S. Capital LLC 144A, 3.25%, 8/14/20 (b)	327
615,000	Broadcom Corp./Broadcom Cayman Finance Ltd., 2.38%, 1/15/20	610
80,000	Capital Auto Receivables Asset Trust 2016-2, 2.11%, 3/22/21	80
645,000	Capital One Financial Corp., (3 mo. LIBOR USD + 0.950%) 3.72%, 3/09/22 (a)	640
690,000	Capital One NA, 2.35%, 1/31/20	686
770,000	Carmax Auto Owner Trust 2019-1, 3.05%, 3/15/24	772
65,000	Centene Corp., 4.75%, 5/15/22	66
135,000	CenterPoint Energy Inc., 3.60%, 11/01/21	136
265,000	Cheniere Corpus Christi Holdings LLC, 5.88%, 3/31/25	280
200,000	Chesapeake Energy Corp., 7.00%, 10/01/24 (e)	196
265,000	Cigna Corp. 144A, 3.20%, 9/17/20 (b)	265
185,000	Cigna Corp. 144A, (3 mo. LIBOR USD + 0.650%) 3.44%, 9/17/21 (a)(b)	184
550,000	Citigroup Inc., 2.65%, 10/26/20	546
250,000	Citizens Bank NA, 2.20%, 5/26/20	247
250,000	Citizens Bank NA, 2.25%, 3/02/20	248
420,000	CNH Equipment Trust 2019-A, 3.01%, 4/15/24	420
375,000	Comcast Corp., 3.30%, 10/01/20	378
185,000	Comcast Corp., 3.45%, 10/01/21	187
500,000	Compass Bank, 2.75%, 9/29/19	498
90,000	Conagra Brands Inc., (3 mo. LIBOR USD + 0.750%) 3.51%, 10/22/20 (a)	90
130,000	Conagra Brands Inc., 3.80%, 10/22/21	131
250,000	Constellation Brands Inc., 2.00%, 11/07/19	248
340,000	CVS Health Corp., (3 mo. LIBOR USD + 0.720%) 3.49%, 3/09/21 (a)	341
685,000	Dell International LLC/EMC Corp. 144A, 3.48%, 6/01/19 (b)	685
300,000	Dell International LLC/EMC Corp. 144A, 4.42%, 6/15/21 (b)	305
70,000	Dell International LLC/EMC Corp. 144A, 5.88%, 6/15/21 (b)	71
375,000	Delta Air Lines Inc., 2.60%, 12/04/20	370
215,000	Delta Air Lines Inc., 2.88%, 3/13/20	214
105,000	Diamondback Energy Inc. 144A, 4.75%, 11/01/24 (b)	105
140,000	Dominion Energy Inc., 2.58%, 7/01/20	139
420,000	Dominion Energy Inc., 2.96%, 7/01/19	420
265,000	DTE Energy Co., 1.50%, 10/01/19	262
90,000	Elanco Animal Health Inc. 144A, 3.91%, 8/27/21 (b)	90
230,000	Energy Transfer LP, 4.25%, 3/15/23	232

Principal or Shares	Security Description	Value (000)

146,000	Energy Transfer Partners LP/Regency Energy Finance Corp., 5.88%, 3/01/22	$ 154
400,000	EnLink Midstream Partners LP, 2.70%, 4/01/19	400
145,000	EQT Corp., 2.50%, 10/01/20	142
335,000	Express Scripts Holding Co., 2.60%, 11/30/20	331
270,000	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 2.200%) 4.71%, 8/25/30 (a)	270
255,000	Fidelity & Guaranty Life Holdings Inc. 144A, 5.50%, 5/01/25 (b)	247
950,000	FNMA, 2.75%, 6/22/21	956
280,000	Ford Motor Credit Co. LLC, (3 mo. LIBOR USD + 1.270%) 4.08%, 3/28/22 (a)	267
90,000	Fox Corp. 144A, 3.67%, 1/25/22 (b)	91
250,000	Freddie Mac Structured Agency Credit Risk Debt Notes, (1 mo. LIBOR USD + 4.600%) 7.11%, 12/25/42 (a)	267
249,481	Freddie Mac Structured Agency Credit Risk Debt Notes, (1 mo. LIBOR USD + 11.250%) 13.76%, 10/25/29 (a)	284
445,000	FS KKR Capital Corp., 4.25%, 1/15/20	446
240,000	GAHR Commercial Mortgage Trust 2015-NRF 144A, 3.38%, 12/15/34 (b)(f)	235
300,000	GATX Corp., 2.50%, 7/30/19	299
370,000	General Motors Financial Co. Inc., 2.40%, 5/09/19	370
280,000	General Motors Financial Co. Inc., 2.65%, 4/13/20	278
615,000	General Motors Financial Co. Inc., (3 mo. LIBOR USD + 0.930%) 3.73%, 4/13/20 (a)	613
580,000	General Motors Financial Co. Inc., (3 mo. LIBOR USD + 1.550%) 4.35%, 1/14/22 (a)	572
250,000	GM Financial Automobile Leasing Trust 2018-2, 3.06%, 6/21/21	250
640,000	Goldman Sachs Group Inc., 2.60%, 12/27/20	636
675,000	Goldman Sachs Group Inc., 3.00%, 4/26/22	668
130,000	Hewlett Packard Enterprise Co., 3.50%, 10/05/21	131
250,000	Huntington National Bank, 2.38%, 3/10/20	249
310,000	Hyundai Auto Receivables Trust 2016-B, 2.68%, 9/15/23	306
200,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 6.25%, 2/01/22	206
455,099	Invitation Homes 2018-SFR1 Trust 144A, (1 mo. LIBOR USD + 0.700%) 3.21%, 3/17/37 (a)(b)	448
80,000	iStar Inc., 4.63%, 9/15/20	80
350,000	Jackson National Life Global Funding 144A, 3.30%, 2/01/22 (b)	352
404,447	JP Morgan Mortgage Trust 2017-1 144A, 3.50%, 1/25/47 (b)(f)	403
782,754	JP Morgan Mortgage Trust 2017-5 144A, 3.00%, 10/26/48 (b)(f)	779
520,000	JPMorgan Chase & Co., (3 mo. LIBOR USD + 0.680%) 3.42%, 6/01/21 (a)	521
275,000	JPMorgan Chase & Co., (3 mo. LIBOR USD + 0.610%) 3.51%, 6/18/22 (a)(e)	278
150,000	JPMorgan Chase & Co., 6.30%, 4/23/19	151
275,000	Kinder Morgan Inc., 3.05%, 12/01/19	275

61 Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

240,000	Kinder Morgan Inc., (3 mo. LIBOR USD + 1.280%) 4.07%, 1/15/23 (a)	$ 239
430,000	KREF 2018-FL1 Ltd. 144A, (1 mo. LIBOR USD + 1.100%) 3.61%, 6/15/36 (a)(b)	427
43,320	L.A. Arena Funding LLC 144A, 7.66%, 12/15/26 (b)	45
350,000	Lennar Corp., 4.13%, 1/15/22	350
1,054	MASTR Asset Securitization Trust 2004-6, 5.00%, 7/25/19	1
240,000	Metropolitan Life Global Funding I 144A, 2.40%, 1/08/21 (b)	238
155,000	Microchip Technology Inc. 144A, 3.92%, 6/01/21 (b)	153
300,000	Morgan Stanley, 2.50%, 4/21/21	296
350,000	Morgan Stanley, (3 mo. LIBOR USD + 1.140%) 3.90%, 1/27/20 (a)	353
180,000	Morgan Stanley, (3 mo. LIBOR USD + 1.180%) 3.94%, 1/20/22 (a)	182
248,337	MVW Owner Trust 2017-1 144A, 2.42%, 12/20/34 (b)	242
400,000	Nabors Industries Inc., 4.63%, 9/15/21	380
346,048	New Residential Mortgage Loan Trust 2017-1 144A, 4.00%, 2/25/57 (b)(f)	349
708,435	New Residential Mortgage Loan Trust 2017-4 144A, 4.00%, 5/25/57 (b)(f)	716
310,000	NextEra Energy Capital Holdings Inc., 3.34%, 9/01/20	312
125,000	Oasis Petroleum Inc., 6.88%, 1/15/23	124
590,000	ONEOK Inc., 4.25%, 2/01/22 (e)	600
400,000	Penske Truck Leasing Co. LP/PTL Finance Corp. 144A, 3.20%, 7/15/20 (b)	400
210,000	Phillips 66, (3 mo. LIBOR USD + 0.600%) 3.29%, 2/26/21 (a)	210
35,000	QEP Resources Inc., 6.88%, 3/01/21	36
177,828	Residential Asset Securitization Trust 2006-A8, 6.00%, 8/25/36	146
465,000	Sabine Pass Liquefaction LLC, 5.63%, 2/01/21	481
180,000	Santander Drive Auto Receivables Trust 2015-2, 3.02%, 4/15/21	180
550,000	Santander Holdings USA Inc., 3.70%, 3/28/22	550
150,000	Santander Holdings USA Inc., 4.45%, 12/03/21	153
110,000	Sempra Energy, 2.40%, 2/01/20	109
105,000	Sempra Energy, (3 mo. LIBOR USD + 0.500%) 3.29%, 1/15/21 (a)	104
237,808	Sequoia Mortgage Trust 2017-CH2 144A, 4.00%, 12/25/47 (b)(f)	240
180,000	Smithfield Foods Inc. 144A, 2.65%, 10/03/21 (b)	171
170,000	Smithfield Foods Inc. 144A, 2.70%, 1/31/20 (b)	168
350,000	Southern California Edison Co., 1.85%, 2/01/22	343
125,000	Spirit AeroSystems Inc., (3 mo. LIBOR USD + 0.800%) 3.59%, 6/15/21 (a)	124
450,000	Springleaf Funding Trust 2017-A 144A, 2.68%, 7/15/30 (b)	444
330,000	Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC 144A, 3.36%, 9/20/21 (b)	329

Principal or Shares	Security Description	Value (000)

1,160,000	STACR Trust 2018-DNA2 144A, (1 mo. LIBOR USD + 0.800%) 3.31%, 12/25/30 (a)(b)	$ 1,159
347,649	STACR Trust 2018-HRP1 144A, (1 mo. LIBOR USD + 1.650%) 4.16%, 4/25/43 (a)(b)	351
250,000	STACR Trust 2018-HRP1 144A, (1 mo. LIBOR USD + 3.750%) 6.26%, 4/25/43 (a)(b)	253
150,000	STACR Trust 2018-HRP2 144A, (1 mo. LIBOR USD + 10.500%) 13.01%, 2/25/47 (a)(b)	162
100,000	Starwood Property Trust Inc., 3.63%, 2/01/21	99
195,000	Sterling Bancorp, 3.50%, 6/08/20	193
80,000	Sunoco LP/Sunoco Finance Corp., 4.88%, 1/15/23	79
555,000	SunTrust Bank, (3 mo. LIBOR USD + 0.298%) 2.59%, 1/29/21 (a)	553
220,000	Synchrony Financial, 3.00%, 8/15/19	219
120,000	Synchrony Financial, (3 mo. LIBOR USD + 1.230%) 3.97%, 2/03/20 (a)	120
230,000	Taco Bell Funding LLC 144A, 4.32%, 11/25/48 (b)	233
532,000	U.S. Treasury Note, 1.25%, 10/31/19	527
265,000	U.S. Treasury Note, 2.38%, 4/15/21	265
1,700,000	U.S. Treasury Note, 2.63%, 7/31/20	1,703
7,100,000	U.S. Treasury Note, 2.75%, 11/30/20	7,135
115,000	United Technologies Corp., (3 mo. LIBOR USD + 0.650%) 3.28%, 8/16/21 (a)	115
135,000	United Technologies Corp., 3.35%, 8/16/21	136
560,000	VEREIT Operating Partnership LP, 4.13%, 6/01/21	564
570,000	Verizon Communications Inc., (3 mo. LIBOR USD + 1.000%) 3.79%, 3/16/22 (a)	576
145,000	VFH Parent LLC/Orchestra Co-Issuer Inc. 144A, 6.75%, 6/15/22 (b)	148
240,000	ViaSat Inc. 144A, 5.63%, 9/15/25 (b)	227
255,000	Volkswagen Group of America Finance LLC 144A, 3.88%, 11/13/20 (b)	258
180,000	WEC Energy Group Inc., 3.38%, 6/15/21	181
485,000	Wells Fargo Bank NA, 3.63%, 10/22/21	492
7,665,252	Wells Fargo Commercial Mortgage Trust 2018-C46, 0.95%, 8/15/51 (f)	473
255,000	Whiting Petroleum Corp., 5.75%, 3/15/21	256
170,000	Wingstop Funding 2018-1 LLC 144A, 4.97%, 12/05/48 (b)	174

		53,451

Vietnam (USD) (1%)
500,000	Vietnam Government International Bond 144A, 6.75%, 1/29/20 (b)	517

Virgin Islands (British) (USD) (1%)
585,000	Sinopec Group Overseas Development 2017 Ltd. 144A, 2.38%, 4/12/20 (b)	579

Total Bonds (Cost - $89,800)		89,152

Preferred Stock (0%)
19,900	Digital Realty Trust Inc., 6.35%
	(Cost - $499)	520

Investment Company (2%)
1,654,696	Payden Cash Reserves Money Market Fund *
	(Cost - $1,655)	1,655

62

Principal or Shares	Security Description	Value (000)
Purchased Swaptions (0%)
Total Purchased Swaptions (Cost - $157)		$309
Total Investments, Before Options Written
(Cost - $92,111) (100%)		91,636
Written Swaptions (0%)
Total Written Swaptions (Cost - $(133))		(281)
Total Investments (Cost - $91,978) (100%)		91,355
Liabilities in excess of Other Assets (0%)		(271)

Net Assets (100%)		$91,084

*	Affiliated investment
(a)	Floating rate security. The rate shown reflects the rate in effect at January 31, 2019.
(b)

Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(c)

Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(d)	Principal in foreign currency.
(e)

All or a portion of these securities are on loan. At January 31, 2019, the total market value of the Fund’s securities on loan is $461 and the total market value of the collateral held by the Fund is $474. Amount in 000s.

(f)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

Purchased Swaptions

Description	Counterparty	Notional Amount (000s)	Expiration date	Value (000s)	Call/Put
Purchased Call Swaptions 0.0%
1-Year Interest Rate Swap, 6/26/20, Pay Fixed 3.15% Semi-Annually, Receive Pay Variable Quarterly, 3-Month USD LIBOR	Citibank, N.A.	$27,400	06/26/2020	$ 195	Call
2-Year Interest Rate Swap, 9/27/19, Pay Fixed 2.975% Semi-Annually, Receive Pay Variable Quarterly, 3-Month USD LIBOR	Barclays Bank PLC	12,100	09/27/2019	114	Call

Total Swaptions		$39,500		$309

Written Swaptions

Description	Counterparty	Notional Amount (000s)	Expiration date	Value (000s)	Call/Put
Written Call Swaptions 0.0%
1-Year Interest Rate Swap, 6/26/19, Pay Fixed 3.15% Semi-Annually, Receive Pay Variable Quarterly, 3-Month USD LIBOR	Citibank, N.A.	$27,400	06/26/2019	$(180)	Call
5-Year Interest Rate Swap, 9/27/19, Pay Fixed 2.90% Semi-Annually, Receive Pay Variable Quarterly, 3-Month USD LIBOR	Barclays Bank PLC	5,000	09/27/2019	(101)	Call

Total Swaptions		$32,400		$(281)

63    Payden Mutual Funds

Open Forward Currency Contracts to USD

Currency Purchased (000s)	Currency Sold (000s)	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) (000s)
Assets:
AUD 1,260	USD 905	Barclays Bank PLC	04/16/2019	$11

Liabilities:
EUR 1,056	USD 1,219	BNP PARIBAS	04/10/2019	(3)
USD 905	NZD 1,340	Barclays Bank PLC	04/16/2019	(22)
USD 455	EUR 398	Citibank, N.A.	02/08/2019	(1)

				(26)

Net Unrealized Appreciation (Depreciation)				$(15)

Open Futures Contracts

Contract Type	Number of Contracts	Expiration Date	Notional Amount (000s)	Current Value (000s)	Unrealized Appreciation (Depreciation) (000s)
Long Contracts:
U.S. Treasury 2-Year Note Future	106	Mar-19	$22,507	$138	$138

Short Contracts:
Euro-Bobl Future	3	Mar-19	(456)	(2)	(2)
Euro-Bund Future	14	Mar-19	(2,655)	(54)	(54)

					(56)

Total Futures					$82

Schedule of Investments - January 31, 2019 (Unaudited)

Principal or Shares	Security Description	Value (000)
Bonds (101%)
Argentina (USD) (0%)
280,000	Provincia de Buenos Aires/Argentina 144A, 5.75%, 6/15/19(a)	$282

Armenia (USD) (0%)
400,000	Republic of Armenia International Bond 144A, 6.00%, 9/30/20(a)	410

Australia (AUD) (1%)
450,000	Australia Government Bond, 1.75%, 11/21/20(b)	327
1,700,000	Australia Government Bond, 3.25%, 4/21/25(b)	1,326

		1,653

Australia (GBP) (0%)
400,000	Westfield America Management Ltd., 2.63%, 3/30/29(b)	517

Australia (USD) (1%)
250,000	Macquarie Bank Ltd. 144A, 6.63%, 4/07/21(a)	267
190,000	Macquarie Group Ltd. 144A, (3 mo. LIBOR
	USD + 1.372%), 3.76%, 11/28/28(a)(c)	177
90,000	Suncorp-Metway Ltd. 144A, 2.35%, 4/27/20(a)	89

		533

Austria (EUR) (0%)
120,000	Austria Government Bond 144A, 1.65%, 10/21/24(a)(b)	151
120,000	Austria Government Bond 144A, 2.40%, 5/23/34(a)(b)	168
50,000	Austria Government Bond 144A, 3.15%, 6/20/44(a)(b)	83

		402

Belgium (EUR) (1%)
100,000	Belgium Government Bond 144A, 0.80%, 6/22/25(a)(b)	119
400,000	Belgium Government Bond 144A, 1.00%, 6/22/31(a)(b)	463
60,000	Belgium Government Bond 144A, 1.60%, 6/22/47(a)(b)	69
250,000	Belgium Government Bond, 3.00%, 9/28/19(b)	293

		944

Brazil (USD) (0%)
270,000	Brazilian Government International Bond, 4.88%, 1/22/21	279

Canada (CAD) (2%)
1,200,000	Canadian Government Bond, 2.25%, 6/01/25	937
680,000	Canadian Government Bond, 3.50%, 12/01/45	657
350,000	Canadian Government Bond, 5.00%, 6/01/37	382
300,000	Canadian Government Bond, 5.75%, 6/01/29	310

		2,286

Canada (USD) (2%)
360,000	1011778 BC ULC/New Red Finance Inc. 144A, 5.00%, 10/15/25(a)	348
487,000	Cenovus Energy Inc., 6.75%, 11/15/39	516
356,000	Encana Corp., 3.90%, 11/15/21	359
200,000	Encana Corp., 6.63%, 8/15/37	220
405,000	Manulife Financial Corp., (5 yr. Swap Semi 30/360 US + 1.647%), 4.06%, 2/24/32(c)	387

		1,830

Principal or Shares	Security Description	Value (000)
Cayman Islands (USD) (3%)
250,000	Apidos CLO XXI 144A, (3 mo. LIBOR USD + 2.450%), 5.23%, 7/18/27(a)(c)	$238
290,000	Atrium XII 144A, (3 mo. LIBOR USD + 2.800%), 5.56%, 4/22/27(a)(c)	287
325,000	Gran Tierra Energy International Holdings Ltd., 6.25%, 2/15/25(b)	307
400,000	Greystone Commercial Real Estate Notes
	2018-HC1 Ltd. 144A, (1 mo. LIBOR USD + 2.150%), 4.66%, 9/15/28(a)(c)	394
250,000	Grippen Park CLO Ltd. 144A, (3 mo. LIBOR USD + 3.300%), 6.06%, 1/20/30(a)(c)	245
400,000	Hunt CRE 2018-FL2 Ltd. 144A, (1 mo. LIBOR USD + 1.080%), 3.59%, 8/15/28(a)(c)	395
250,000	Hunt CRE 2018-FL2 Ltd. 144A, (1 mo. LIBOR USD + 1.450%), 3.96%, 8/15/28(a)(c)	246
400,000	Marathon CRE 2018 FL1 Ltd. 144A, (1 mo. LIBOR USD + 1.150%), 3.66%, 6/15/28(a)(c)	396
350,000	OCP CLO 2014-5 Ltd. 144A, (3 mo. LIBOR USD + 2.900%), 5.66%, 4/26/31(a)(c)	326
300,000	OZLM XII Ltd. 144A, (3 mo. LIBOR USD + 1.600%), 4.35%, 4/30/27(a)(c)	296
375,000	OZLM XII Ltd. 144A, (3 mo. LIBOR USD + 3.000%), 5.75%, 4/30/27(a)(c)	365
65,000	Seagate HDD Cayman, 4.88%, 3/01/24	62
300,000	Voya CLO 2015-1 Ltd. 144A, (3 mo. LIBOR USD + 2.350%), 5.13%, 1/18/29(a)(c)	283

		3,840

Chile (USD) (0%)
206,146	Latam Airlines 2015-1 Pass-Through Trust A, 4.20%, 11/15/27	201

Colombia (USD) (1%)
420,000	Colombia Government International Bond, 3.88%, 4/25/27	415
200,000	Colombia Government International Bond, 4.50%, 3/15/29	205

		620

Dominica Republic (USD) (0%)
200,000	Dominican Republic International Bond 144A, 5.50%, 1/27/25(a)	203

Egypt (EUR) (0%)
300,000	Egypt Government International Bond 144A, 4.75%, 4/16/26(a)	322

Finland (EUR) (0%)
170,000	Finland Government Bond 144A, 2.75%, 7/04/28(a)(b)	238

France (EUR) (3%)
200,000	Crown European Holdings SA, 2.88%, 2/01/26(b)	229
800,000	French Republic Government Bond OAT, 0.75%, 11/25/28(b)	933
350,000	French Republic Government Bond OAT 144A, 1.25%, 5/25/36(a)(b)	409

65 Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

1,120,000	French Republic Government Bond OAT, 1.75%, 11/25/24(b)	$1,414
390,000	French Republic Government Bond OAT, 3.25%, 5/25/45(b)	627

		3,612

France (GBP) (1%)
300,000	AXA SA, (3 mo. LIBOR GBP + 3.270%), 5.63%, 1/16/54(b)(c)	434
150,000	Cie de Saint-Gobain, 4.63%, 10/09/29(b)	226
100,000	Cie de Saint-Gobain, 4.63%, 10/09/29(b)	151

		811

Germany (EUR) (5%)
900,000	Bundesrepublik Deutschland Bundesanleihe, 0.00%, 8/15/26(b)	1,039
500,000	Bundesrepublik Deutschland Bundesanleihe, 0.50%, 2/15/26(b)	599
450,000	Bundesrepublik Deutschland Bundesanleihe, 1.25%, 8/15/48(b)	583
1,200,000	Bundesrepublik Deutschland Bundesanleihe, 2.00%, 1/04/22(b)	1,476
360,000	Bundesrepublik Deutschland Bundesanleihe, 3.25%, 7/04/42(b)	649
450,000	Bundesrepublik Deutschland Bundesanleihe, 4.00%, 1/04/37(b)	826
80,000	Bundesrepublik Deutschland Bundesanleihe, 4.75%, 7/04/40(b)	169
450,000	Volkswagen Leasing GmbH, 1.38%, 1/20/25(b)	499

		5,840

Greece (EUR) (0%)
175,000	Hellenic Republic Government Bond 144A, 3.45%, 4/02/24(a)(b)	202

Hong Kong (USD) (1%)
715,000	ICBCIL Finance Co. Ltd. 144A, 2.38%, 5/19/19(a)	713

Iceland (EUR) (1%)
502,000	Islandsbanki HF, 1.75%, 9/07/20(b)	583
400,000	Landsbankinn HF, 1.63%, 3/15/21(b)	461

		1,044

Indonesia (EUR) (0%)
290,000	Indonesia Government International Bond 144A, 3.75%, 6/14/28(a)	375

Indonesia (USD) (0%)
200,000	Indonesia Government International Bond 144A, 4.13%, 1/15/25(a)	202
310,000	Perusahaan Penerbit SBSN Indonesia III 144A, 4.15%, 3/29/27(a)	306

		508

Ireland (EUR) (2%)
650,000	Blackrock European CLO VII DAC 144A, (3 mo. EURIBOR + 1.700%), 1.70%, 10/15/31(a)(c)	742
100,000	Ireland Government Bond, 3.40%, 3/18/24(b)	134
225,000	James Hardie International Finance DAC 144A, 3.63%, 10/01/26(a)	254

Principal or Shares	Security Description	Value (000)

100,000	Johnson Controls International PLC, 1.00%, 9/15/23	$115
750,000	OZLME V DAC 144A, (3 mo. EURIBOR + 1.750%), 1.75%, 1/14/32(a)(c)	859

		2,104

Ireland (USD) (1%)
510,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.13%, 7/03/23	504
220,000	Shire Acquisitions Investments Ireland DAC, 2.40%, 9/23/21	214
185,000	Shire Acquisitions Investments Ireland DAC, 2.88%, 9/23/23	178
535,000	SMBC Aviation Capital Finance DAC 144A, 2.65%, 7/15/21(a)	521

		1,417

Italy (EUR) (3%)
270,000	Assicurazioni Generali SpA, (3 mo. EURIBOR + 5.350%), 5.00%, 6/08/48(b)(c)	320
550,000	Italy Buoni Poliennali Del Tesoro 144A, 2.95%, 9/01/38(a)(b)	607
1,180,000	Italy Buoni Poliennali Del Tesoro, 4.50%, 5/01/23	1,525
880,000	Italy Buoni Poliennali Del Tesoro, 5.25%, 11/01/29	1,248

		3,700

Italy (USD) (0%)
350,000	UniCredit SpA 144A, 6.57%, 1/14/22(a)	358

Japan (EUR) (0%)
250,000	Takeda Pharmaceutical Co. Ltd. 144A, 3.00%, 11/21/30(a)	304

Japan (JPY) (17%)
250,000,000	Japan Government Five Year Bond, 0.10%, 6/20/20	2,304
317,400,000	Japan Government Ten Year Bond, 0.30%, 12/20/25	3,005
325,000,000	Japan Government Ten Year Bond, 0.80%, 9/20/23	3,118
375,000,000	Japan Government Ten Year Bond, 1.20%, 6/20/21	3,555
35,000,000	Japan Government Thirty Year Bond, 0.80%, 3/20/48	335
190,800,000	Japan Government Thirty Year Bond, 1.40%, 12/20/45	2,099
3,000,000	Japan Government Thirty Year Bond, 2.00%, 9/20/40	36
40,000,000	Japan Government Thirty Year Bond, 2.20%, 9/20/39	492
100,000,000	Japan Government Thirty Year Bond, 2.30%, 3/20/39	1,243
254,500,000	Japan Government Twenty Year Bond, 1.70%, 9/20/33	2,833
240,000,000	Japan Government Twenty Year Bond, 2.10%, 6/20/28	2,645

		21,665

Japan (USD) (1%)
620,000	Mizuho Financial Group Inc., 2.95%, 2/28/22	613

66

Principal or Shares	Security Description	Value (000)

500,000	Takeda Pharmaceutical Co. Ltd. 144A, 5.00%, 11/26/28(a)	$526

		1,139

Jersey (EUR) (0%)
400,000	Glencore Finance Europe Ltd., 1.88%, 9/13/23(b)	465

Jersey (GBP) (0%)
300,000	Heathrow Funding Ltd., 7.13%, 2/14/24(b)	475

Kazakhstan (EUR) (1%)
685,000	Kazakhstan Government International Bond 144A, 2.38%, 11/09/28(a)(d)	794

Kenya (USD) (1%)
525,000	Kenya Government International Bond 144A, 5.88%, 6/24/19(a)	528

Luxembourg (EUR) (1%)
750,000	Allergan Funding SCS, 1.25%, 6/01/24	846

Luxembourg (USD) (0%)
240,000	Allergan Funding SCS, 3.45%, 3/15/22	240

Mexico (MXN) (0%)
5,500,000	Mexican Bonos, 6.50%, 6/10/21	277

Morocco (USD) (1%)
550,000	Morocco Government International Bond 144A, 4.25%, 12/11/22(a)	557

Netherlands (EUR) (1%)
300,000	Netherlands Government Bond 144A, 0.50%, 7/15/26(a)(b)	356
130,000	Netherlands Government Bond 144A, 2.25%, 7/15/22(a)(b)	163
130,000	Netherlands Government Bond 144A, 4.00%, 1/15/37(a)(b)	234
400,000	NN Group NV, (3 mo. EURIBOR + 4.950%), 4.63%, 1/13/48(b)(c)	487
220,000	Teva Pharmaceutical Finance Netherlands II BV, 1.13%, 10/15/24(b)	223
110,000	Teva Pharmaceutical Finance Netherlands II BV, 4.50%, 3/01/25	132

		1,595

Netherlands (USD) (1%)
600,000	Mylan NV, 3.15%, 6/15/21	587
300,000	Teva Pharmaceutical Finance Netherlands III BV, 1.70%, 7/19/19	297
250,000	Teva Pharmaceutical Finance Netherlands III BV, 2.20%, 7/21/21	236
255,000	Teva Pharmaceutical Finance Netherlands III BV, 2.80%, 7/21/23	231

		1,351

New Zealand (USD) (1%)
310,000	ASB Bank Ltd. 144A, 3.75%, 6/14/23(a)	313
250,000	BNZ International Funding Ltd. 144A, 2.10%, 9/14/21(a)	242

		555

Norway (USD) (0%)
280,000	Yara International ASA 144A, 4.75%, 6/01/28(a)	282

Poland (PLN) (0%)
500,000	Republic of Poland Government Bond, 5.25%, 10/25/20	143

Principal or Shares	Security Description	Value (000)
Romania (USD) (1%)
555,000	Romanian Government International Bond 144A, 4.38%, 8/22/23(a)	$563

Senegal (EUR) (0%)
450,000	Senegal Government International Bond 144A, 4.75%, 3/13/28(a)	495

Senegal (USD) (0%)
295,000	Senegal Government International Bond 144A, 8.75%, 5/13/21(a)	320

South Korea (USD) (0%)
300,000	Korea Hydro & Nuclear Power Co. Ltd. 144A, 3.75%, 7/25/23(a)	304

Spain (EUR) (3%)
150,000	El Corte Ingles SA 144A, 3.00%, 3/15/24(a)	175
1,000,000	Spain Government Bond, 0.75%, 7/30/21	1,171
200,000	Spain Government Bond 144A, 1.95%, 4/30/26(a)(b)	247
600,000	Spain Government Bond 144A, 1.95%, 7/30/30(a)(b)	725
220,000	Spain Government Bond 144A, 2.90%, 10/31/46(a)(b)	282
500,000	Telefonica Emisiones SA, 1.53%, 1/17/25(b)	585

		3,185

Sri Lanka (USD) (0%)
300,000	Sri Lanka Government International Bond 144A, 5.88%, 7/25/22(a)	297

United Arab Emirates (EUR) (1%)
450,000	DP World Ltd. 144A, 2.38%, 9/25/26(a)	517

United Kingdom (EUR) (1%)
250,000	Anglo American Capital PLC, 1.63%, 9/18/25(b)	280
500,000	BP Capital Markets PLC, 1.08%, 6/26/25(b)	577
500,000	Nationwide Building Society, (5 yr. Euro Swap + 1.500%), 2.00%, 7/25/29(b)(c)	546

		1,403

United Kingdom (GBP) (4%)
300,000	Anglian Water Services Financing PLC, 2.63%, 6/15/27(b)	372
350,000	Barclays PLC, 3.25%, 2/12/27(b)	451
450,000	BP Capital Markets PLC, 1.18%, 8/12/23(b)	579
310,000	HSBC Bank PLC, (3 mo. LIBOR GBP + 1.500%), 5.38%, 11/04/30(c)	467
499,583	Ripon Mortgages PLC 144A, (3 mo. LIBOR GBP + 0.800%), 1.69%, 8/20/56(a)(c)	651
100,000	United Kingdom Gilt, 0.50%, 7/22/22(b)	130
260,000	United Kingdom Gilt, 4.25%, 12/07/55(b)	585
260,000	United Kingdom Gilt, 4.25%, 12/07/55(b)	585
620,000	United Kingdom Gilt, 4.75%, 12/07/38(b)	1,243
220,000	United Kingdom Gilt, 5.00%, 3/07/25(b)	358

		5,421

United Kingdom (USD) (1%)
600,000	AstraZeneca PLC, 3.50%, 8/17/23	605
440,000	Barclays PLC, 3.68%, 1/10/23	431
325,000	Santander UK Group Holdings PLC, (3 mo. LIBOR USD + 1.570%), 4.80%, 11/15/24(c)	330

		1,366

United States (EUR) (3%)
150,000	Berkshire Hathaway Inc., 1.30%, 3/15/24	177

67 Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

450,000	Blackstone Holdings Finance Co. LLC 144A, 1.00%, 10/05/26(a)	$ 489
200,000	Equinix Inc., 2.88%, 10/01/25	228
400,000	General Motors Financial Co. Inc., 0.96%, 9/07/23(b)	440
250,000	International Flavors & Fragrances Inc., 1.80%, 9/25/26	290
200,000	McKesson Corp., 1.63%, 10/30/26	230
400,000	Procter & Gamble Co., 1.25%, 10/25/29	470
650,000	Southern Power Co., 1.00%, 6/20/22	755
250,000	Verizon Communications Inc., 2.88%, 1/15/38	298

		3,377

United States (GBP) (0%)
110,000	Textron Inc., 6.63%, 4/07/20	152

United States (USD) (33%)
374,211	American Airlines 2016-1 Class B Pass-Through Trust, 5.25%, 1/15/24	382
390,000	American Equity Investment Life Holding Co., 5.00%, 6/15/27	389
240,000	Anheuser-Busch InBev Worldwide Inc., 4.15%, 1/23/25	247
350,000	Ares Capital Corp., 3.63%, 1/19/22	344
8,545,109	BANK 2018-BNK14, 0.53%, 9/15/60(e)	319
200,000	Barrick North America Finance LLC, 7.50%, 9/15/38	247
260,000	Bayer U.S. Finance II LLC 144A, 4.38%, 12/15/28(a)	256
135,000	Boardwalk Pipelines LP, 4.45%, 7/15/27	127
500,000	Boise Cascade Co. 144A, 5.63%, 9/01/24(a)	486
250,000	Centene Corp., 5.63%, 2/15/21	254
480,000	Cheniere Corpus Christi Holdings LLC, 5.88%, 3/31/25	507
515,000	Cigna Corp. 144A, 3.20%, 9/17/20(a)	516
400,000	Cigna Corp. 144A, (3 mo. LIBOR USD + 0.650%), 3.44%, 9/17/21(a)(c)	398
385,000	Cigna Corp. 144A, 4.38%, 10/15/28(a)	396
200,000	CIT Group Inc., (3 mo. LIBOR USD + 3.972%), 5.80%(c)(f)	191
332,846	Colony Starwood Homes 2016-2 Trust 144A, (1 mo. LIBOR USD + 1.250%), 3.76%, 12/17/33(a)(c)	333
260,000	Comcast Corp., 3.70%, 4/15/24(d)	266
750,000	Conagra Brands Inc., 4.30%, 5/01/24	755
255,000	CVS Health Corp., 3.70%, 3/09/23	257
540,000	Dell International LLC/EMC Corp. 144A, 4.42%, 6/15/21(a)	550
325,000	Dell International LLC/EMC Corp. 144A, 8.35%, 7/15/46(a)	384
90,000	Dignity Health, 3.13%, 11/01/22	89
400,000	Dollar Tree Inc., 3.70%, 5/15/23	396
152,000	Dow Chemical Co., 9.40%, 5/15/39	225
320,000	Energy Transfer Operating LP, 6.50%, 2/01/42	342
430,000	EnLink Midstream Partners LP, 5.45%, 6/01/47	371
230,000	EQM Midstream Partners LP, 4.75%, 7/15/23	233
310,000	EQT Corp., 3.00%, 10/01/22	298
342,326	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 0.950%), 3.46%, 10/25/29(c)	343

Principal or Shares	Security Description	Value (000)

350,000	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 2.150%), 4.66%, 10/25/30(c)	$ 350
250,000	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 4.250%), 6.76%, 1/25/29(c)	278
330,000	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 4.250%), 6.76%, 4/25/29(c)	369
170,000	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 4.450%), 6.96%, 1/25/29(c)	186
499,401	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 10.250%), 12.76%, 1/25/29(c)	663
498,988	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 10.750%), 13.26%, 1/25/29(c)	631
460,000	Fannie Mae-Aces, 3.70%, 9/25/30(e)	475
1,200,000	FN, 3.00%, 15YR TBA(g)	1,202
1,170,000	FN, 3.00%, 30YR TBA(g)	1,149
560,000	FN, 3.50%, 30YR TBA(g)	563
1,830,000	FN, 4.00%, 30YR TBA(g)	1,873
488,600	FN AS4885 30YR, 3.50%, 5/01/45	494
430,000	Ford Motor Co., 4.35%, 12/08/26	385
400,000	Ford Motor Co., 4.75%, 1/15/43	305
470,000	Ford Motor Credit Co. LLC, (3 mo. LIBOR USD + 1.235%), 3.85%, 2/15/23(c)	434
400,000	Freddie Mac STACR Trust 2019-DNA1 144A, (1 mo. LIBOR USD + 0.900%), 3.41%, 1/25/49(a)(c)	400
328,410	Freddie Mac Structured Agency Credit Risk Debt Notes, (1 mo. LIBOR USD + 1.200%), 3.71%, 10/25/29(c)	331
250,000	Freddie Mac Structured Agency Credit Risk Debt Notes, (1 mo. LIBOR USD + 3.250%), 5.76%, 7/25/29(c)	269
110,000	FS KKR Capital Corp., 4.25%, 1/15/20	110
720,000	G2, 3.50%, 30YR TBA(g)	729
1,310,000	G2, 4.50%, 30YR TBA(g)	1,360
350,000	General Motors Co., 6.25%, 10/02/43	341
310,000	Goldman Sachs Group Inc., 6.75%, 10/01/37	378
23,670	GreenPoint MTA Trust 2005-AR1, (1 mo. LIBOR USD + 0.560%), 3.07%, 6/25/45(c)	24
500,000	HCA Inc., 5.38%, 2/01/25	517
275,000	Keurig Dr Pepper Inc. 144A, 4.42%, 5/25/25(a)	280
375,000	Kinder Morgan Energy Partners LP, 6.55%, 9/15/40	423
525,000	KKR Group Finance Co. II LLC 144A, 5.50%, 2/01/43(a)	550
300,000	KREF 2018-FL1 Ltd. 144A, (1 mo. LIBOR USD + 1.100%), 3.61%, 6/15/36(a)(c)	298
380,000	Madison Avenue Trust 2013-650M 144A, 4.03%, 10/12/32(a)(e)	375
495,000	Marsh & McLennan Cos. Inc., 3.88%, 3/15/24	506
450,000	Meritage Homes Corp., 5.13%, 6/06/27	405
170,000	Nationwide Mutual Insurance Co. 144A, 9.38%, 8/15/39(a)	259
308,236	New Residential Mortgage Loan Trust 2017-2 144A, 4.00%, 3/25/57(a)(e)	312

68

Principal or Shares	Security Description	Value (000)

450,000	NextEra Energy Capital Holdings Inc., 3.55%, 5/01/27	$ 437
485,000	Northwell Healthcare Inc., 4.26%, 11/01/47	466
320,000	ONEOK Partners LP, 6.65%, 10/01/36	359
63,000	Pacific Life Insurance Co. 144A, 9.25%, 6/15/39(a)	97
225,000	Penske Truck Leasing Co. LP/PTL Finance Corp. 144A, 4.45%, 1/29/26(a)	227
488,775	Planet Fitness Master Issuer LLC 144A, 4.26%, 9/05/48(a)	493
110,000	Prudential Financial Inc., (3 mo. LIBOR USD + 3.920%), 5.63%, 6/15/43(c)	114
205,000	PSEG Power LLC, 3.85%, 6/01/23(d)	207
210,000	Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu 144A, 5.13%, 7/15/23(a)	211
365,000	Sabine Pass Liquefaction LLC, 5.75%, 5/15/24	393
500,000	SLM Corp., 5.13%, 4/05/22	486
240,000	SM Energy Co., 6.13%, 11/15/22	242
470,000	Spirit AeroSystems Inc., 3.95%, 6/15/23	471
250,000	Sprint Communications Inc, 6.00%, 11/15/22	253
612,960	STACR Trust 2018-HRP1 144A, (1 mo. LIBOR USD + 1.650%), 4.16%, 4/25/43(a)(c)	618
400,000	STACR Trust 2018-HRP2 144A, (1 mo. LIBOR USD + 2.400%), 4.91%, 2/25/47(a)(c)	405
200,000	Synchrony Financial, 4.25%, 8/15/24	195
350,000	Taco Bell Funding LLC 144A, 4.94%, 11/25/48(a)	354
200,000	Teachers Insurance & Annuity Association of America 144A, 4.90%, 9/15/44(a)	214
640,000	Toledo Hospital, 5.33%, 11/15/28	656
400,000	U.S. Treasury Bond, 2.25%, 8/15/46	343
1,250,000	U.S. Treasury Bond, 3.00%, 8/15/48	1,247
200,000	U.S. Treasury Bond, 4.50%, 5/15/38	250
2,450,000	U.S. Treasury Bond, 5.38%, 2/15/31(h)(i)	3,124
190,000	United Technologies Corp., 4.45%, 11/16/38	191
850,000	Vistra Operations Co. LLC 144A, 5.63%, 2/15/27(a)	856
215,000	Welltower, Inc., 4.95%, 1/15/21	221
240,000	Whiting Petroleum Corp., 5.75%, 3/15/21	241
300,000	Wingstop Funding 2018-1 LLC 144A, 4.97%, 12/05/48(a)	308

		40,804

Uruguay (USD) (0%)
325,000	Uruguay Government International Bond, 4.38%, 10/27/27	336

Principal or Shares	Security Description	Value (000)

117,842	Uruguay Government International Bond, 4.98%, 4/20/55	$118

		454

Virgin Islands (British) (USD) (1%)
650,000	Sinopec Group Overseas Development 2016 Ltd. 144A, 2.00%, 9/29/21(a)	626

Total Bonds (Cost - $125,277)		125,744

Purchased Swaptions (0%)
Total Purchased Swaptions (Cost - $49)		158

Investment Company (5%)
3,658,174	Payden Cash Reserves Money Market Fund *	3,658
293,404	Payden Floating Rate Fund, SI Class *	2,884

Total Investment Company (Cost - $6,599)		6,542

Total Investments, Before Swaptions Written (Cost - $131,925) (106%)		132,444

Written Swaptions (0%)
Total Written Swaptions (Cost - $(49))		(142)

Total Investments (Cost - $131,876) (106%)		132,302
Liabilities in excess of Other Assets (-6%)		(7,431)

Net Assets (100%)		$124,871

*	Affiliated investment
(a)

Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(b)

Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(c)	Floating rate security. The rate shown reflects the rate in effect at January 31, 2019.
(d)

All or a portion of these securities are on loan. At January 31, 2019, the total market value of the Fund’s securities on loan is $669 and the total market value of the collateral held by the Fund is $698. Amounts in 000s.

(e)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(f)	Perpetual security with no stated maturity date.
(g)	Security was purchased on a delayed delivery basis.
(h)	All or a portion of security has been pledged in connection with outstanding centrally cleared swaps.
(i)	All or a portion of security has been pledged as collateral in connection with outstanding OTC derivatives.

Purchased Swaptions

Description	Counterparty	Notional Amount (000s)	Expiration date	Value (000s)	Call/Put
Purchased Call Swaptions 0.0%
2-Year Interest Rate Swap, 9/27/19, Pay Fixed 2.975% Semi-Annually, Receive Pay Variable Quarterly, 3-Month USD LIBOR	Barclays Bank PLC	$16,800	09/27/2019	$158	Call

69    Payden Mutual Funds

Written Swaptions

Description	Counterparty	Notional Amount (000s)	Expiration date	Value (000s)	Call/Put
Written Call Swaptions 0.0%
5-Year Interest Rate Swap, 9/27/19, Pay Fixed 2.90% Semi-Annually, Receive Pay Variable Quarterly, 3-Month USD LIBOR	Barclays Bank PLC	$7,000	09/27/2019	$(142)	Call

Open Forward Currency Contracts to USD

Currency Purchased (000s)	Currency Sold (000s)	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) (000s)
Assets:
AUD 5,173	USD 3,717	Barclays Bank PLC	04/16/2019	$47
MXN 361	USD 18	Barclays Bank PLC	03/14/2019	1
PLN 26	USD 7	Barclays Bank PLC	03/21/2019	—
USD 21,965	JPY 2,371,700	Barclays Bank PLC	02/08/2019	178

				226

Liabilities:
EUR 4,330	USD 5,000	BNP PARIBAS	04/10/2019	(13)
USD 275	MXN 5,590	Barclays Bank PLC	03/14/2019	(16)
USD 149	PLN 563	Barclays Bank PLC	03/21/2019	(2)
USD 3,718	NZD 5,502	Barclays Bank PLC	04/16/2019	(91)
USD 1,637	AUD 2,289	BNP PARIBAS	02/08/2019	(27)
USD 20,434	EUR 17,868	Citibank, N.A.	02/08/2019	(31)
USD 7,210	GBP 5,660	HSBC Bank USA, N.A.	02/08/2019	(217)
USD 2,274	CAD 3,044	Royal Bank of Canada	02/08/2019	(43)
USD 12,155	EUR 10,630	State Street Bank & Trust Co.	02/08/2019	(20)

				(460)

Net Unrealized Appreciation (Depreciation)				$(234)

Open Futures Contracts

Contract Type	Number of Contracts	Expiration Date	Notional Amount (000s)	Current Value (000s)	Unrealized Appreciation (Depreciation) (000s)
Long Contracts:
3-Month GBP LIBOR Option Future	280	Dec-19	$32	$(40)	$(40)
Euro-Schatz Future	43	Mar-19	5,506	(2)	(2)
U.S. Treasury 10-Year Note Future	29	Mar-19	3,552	14	14
U.S. Treasury 2-Year Note Future	7	Mar-19	1,486	3	3
U.S. Ultra Bond Future	10	Mar-19	1,611	63	63

					38

Short Contracts:
3-Month GBP LIBOR Option Future	280	Dec-19	(6)	16	16
Euro Buxl 30-Year Bond Future	2	Mar-19	(425)	(21)	(21)
Euro-Bobl Future	2	Mar-19	(304)	(1)	(1)
Euro-Bund Future	17	Mar-19	(3,224)	(56)	(56)
Long Gilt Future	3	Mar-19	(486)	(6)	(6)
U.S. 10-Year Ultra Future	19	Mar-19	(2,483)	(46)	(46)
U.S. Long Bond Future	4	Mar-19	(587)	(29)	(29)
U.S. Treasury 5-Year Note Future	45	Mar-19	(5,169)	(65)	(65)

					(208)

Total Futures					$(170)

71    Payden Mutual Funds

Schedule of Investments - January 31, 2019 (Unaudited)

Principal or Shares	Security Description	Value (000)
Bonds (97%)
Angola (USD) (2%)
7,520,000	Angolan Government International Bond 144A, 8.25%, 5/09/28 (a)	$ 7,768
12,705,000	Angolan Government International Bond 144A, 9.38%, 5/08/48 (a)	13,439
7,450,000	Angolan Government International Bond 144A, 9.50%, 11/12/25 (a)	8,332

		29,539

Argentina (ARS) (0%)
44,420,000	YPF SA 144A, 16.50%, 5/09/22 ARS (a)	761

Argentina (USD) (6%)
13,332,500	Argentine Republic Government International Bond, 2.50%, 12/31/38	7,950
7,625,000	Argentine Republic Government International Bond, 5.63%, 1/26/22	6,948
4,990,000	Argentine Republic Government International Bond, 6.88%, 1/11/48	3,842
4,540,000	Argentine Republic Government International Bond, 7.13%, 7/06/36	3,604
2,680,000	Argentine Republic Government International Bond, 7.13%, 6/28/17	2,090
21,800,000	Argentine Republic Government International Bond, 7.50%, 4/22/26	19,394
4,625,000	Argentine Republic Government International Bond, 7.63%, 4/22/46	3,764
14,279,757	Argentine Republic Government International Bond, 8.28%, 12/31/33	12,681
2,260,000	Provincia de Buenos Aires/Argentina 144A, 6.50%, 2/15/23 (a)	1,966
2,940,000	Provincia de Buenos Aires/Argentina 144A, 7.88%, 6/15/27 (a)	2,425
6,130,000	Provincia de Cordoba 144A, 7.13%, 6/10/21 (a)	5,778
1,720,000	Transportadora de Gas del Sur SA 144A, 6.75%, 5/02/25 (a)(b)	1,612

		72,054

Armenia (USD) (2%)
4,986,000	Republic of Armenia International Bond 144A, 6.00%, 9/30/20 (a)	5,105
13,425,000	Republic of Armenia International Bond 144A, 7.15%, 3/26/25 (a)	14,591

		19,696

Austria (USD) (0%)
3,410,000	JBS Investments II GmbH 144A, 7.00%, 1/15/26 (a)	3,470

Azerbaijan (USD) (0%)
4,780,000	Southern Gas Corridor CJSC 144A, 6.88%, 3/24/26 (a)	5,320

Bahrain (USD) (1%)
6,160,000	Bahrain Government International Bond 144A, 6.75%, 9/20/29 (a)	6,258

Belarus (USD) (1%)
8,495,000	Republic of Belarus International Bond 144A, 6.88%, 2/28/23 (a)	8,789
5,275,000	Republic of Belarus International Bond 144A, 7.63%, 6/29/27 (a)	5,541

		14,330

Principal or Shares	Security Description	Value (000)
Bolivia (USD) (0%)
3,165,000	Bolivian Government International Bond 144A, 4.50%, 3/20/28 (a)	$ 2,856

Brazil (BRL) (1%)
42,100,000	Brazil Notas do Tesouro Nacional Serie F, 10.00%, 1/01/27 BRL	12,337

Brazil (USD) (1%)
3,020,000	JBS USA LUX SA/JBS USA Finance Inc. 144A, 6.75%, 2/15/28 (a)	3,099
4,055,123	USJ Acucar e Alcool SA 144A, 9.88%, 11/09/21 (a)	3,062

		6,161

Canada (USD) (0%)
2,674,037	Stoneway Capital Corp. 144A, 10.00%, 3/01/27 (a)	2,527

Cayman Islands (USD) (0%)
4,090,000	Braskem Finance Ltd., 6.45%, 2/03/24	4,447
868,000	Odebrecht Oil & Gas Finance Ltd. 144A, 0.00%, (a)(c)	15

		4,462

Chile (USD) (2%)
4,297,142	Celeo Redes Operacion Chile SA 144A, 5.20%, 6/22/47 (a)	4,095
2,830,000	Corp. Nacional del Cobre de Chile 144A, 3.63%, 8/01/27 (a)	2,763
4,545,000	Empresa Nacional del Petroleo 144A, 5.25%, 11/06/29 (a)	4,797
4,131,341	Latam Airlines 2015-1 Pass-Through Trust A, 4.20%, 11/15/27	4,025
3,374,762	Latam Airlines 2015-1 Pass-Through Trust B, 4.50%, 11/15/23	3,282

		18,962

Colombia (USD) (3%)
3,995,000	Colombia Government International Bond, 3.88%, 4/25/27	3,950
4,815,000	Colombia Government International Bond, 4.50%, 3/15/29	4,935
4,735,000	Colombia Government International Bond, 5.00%, 6/15/45	4,811
5,580,000	Colombia Government International Bond, 6.13%, 1/18/41	6,389
7,575,000	Colombia Government International Bond, 7.38%, 9/18/37	9,668
3,630,000	Ecopetrol SA, 5.88%, 5/28/45	3,593

		33,346

Dominica Republic (USD) (4%)
1,555,000	Dominican Republic International Bond 144A, 5.50%, 1/27/25 (a)	1,582
7,540,000	Dominican Republic International Bond 144A, 5.95%, 1/25/27 (a)	7,775
5,425,000	Dominican Republic International Bond 144A, 6.00%, 7/19/28 (a)	5,608
5,450,000	Dominican Republic International Bond 144A, 6.50%, 2/15/48 (a)	5,423
1,340,000	Dominican Republic International Bond 144A, 6.60%, 1/28/24 (a)	1,424

72

Principal or Shares	Security Description	Value (000)

3,915,000	Dominican Republic International Bond 144A, 6.85%, 1/27/45 (a)	$ 4,062
10,735,000	Dominican Republic International Bond 144A, 6.88%, 1/29/26 (a)	11,621
6,750,000	Dominican Republic International Bond 144A, 7.45%, 4/30/44 (a)	7,370

		44,865

Ecuador (USD) (4%)
13,135,000	Ecuador Government International Bond 144A, 7.88%, 1/23/28 (a)	11,696
7,590,000	Ecuador Government International Bond 144A, 7.95%, 6/20/24 (a)	7,222
1,720,000	Ecuador Government International Bond, 7.95%, 6/20/24 (d)	1,636
4,385,000	Ecuador Government International Bond 144A, 8.75%, 6/02/23 (a)	4,361
9,555,000	Ecuador Government International Bond 144A, 8.88%, 10/23/27 (a)	8,957
4,705,000	Ecuador Government International Bond 144A, 9.65%, 12/13/26 (a)	4,618
4,750,000	Ecuador Government International Bond 144A, 10.75%, 3/28/22 (a)	5,037

		43,527

Egypt (USD) (2%)
2,400,000	Egypt Government International Bond 144A, 5.58%, 2/21/23 (a)	2,334
8,230,000	Egypt Government International Bond 144A, 7.50%, 1/31/27 (a)	8,176
6,930,000	Egypt Government International Bond 144A, 7.90%, 2/21/48 (a)	6,402
4,170,000	Egypt Government International Bond 144A, 8.50%, 1/31/47 (a)	4,025

		20,937

El Salvador (USD) (2%)
2,690,000	El Salvador Government International Bond 144A, 5.88%, 1/30/25 (a)	2,573
1,220,000	El Salvador Government International Bond, 5.88%, 1/30/25 (d)	1,167
5,170,000	El Salvador Government International Bond 144A, 6.38%, 1/18/27 (a)	4,950
13,755,000	El Salvador Government International Bond 144A, 7.65%, 6/15/35 (a)	13,824

		22,514

Gabon (USD) (0%)
4,765,000	Gabon Government International Bond 144A, 6.38%, 12/12/24 (a)	4,561

Georgia (GEL) (0%)
5,260,000	Bank of Georgia JSC 144A, 11.00%, 6/01/20 GEL (a)	1,991

Georgia (USD) (2%)
4,260,000	Bank of Georgia JSC 144A, 6.00%, 7/26/23 (a)	4,215
8,445,000	Georgia Government International Bond 144A, 6.88%, 4/12/21 (a)	8,960
1,115,000	Georgian Oil and Gas Corp. JSC 144A, 6.75%, 4/26/21 (a)	1,135
8,230,000	Georgian Railway JSC 144A, 7.75%, 7/11/22 (a)	8,688

		22,998

Principal or Shares	Security Description	Value (000)
Ghana (USD) (2%)
3,135,000	Ghana Government International Bond 144A, 7.63%, 5/16/29 (a)	$ 2,994
5,250,000	Ghana Government International Bond 144A, 7.88%, 8/07/23 (a)	5,470
5,680,000	Ghana Government International Bond 144A, 8.63%, 6/16/49 (a)	5,305
13,150,000	Ghana Government International Bond 144A, 10.75%, 10/14/30 (a)	15,524

		29,293

Guatemala (USD) (1%)
5,570,000	Guatemala Government Bond 144A, 4.50%, 5/03/26 (a)	5,464
6,491,000	Guatemala Government Bond 144A, 4.88%, 2/13/28 (a)	6,417

		11,881

Honduras (USD) (1%)
1,680,000	Honduras Government International Bond 144A, 6.25%, 1/19/27 (a)	1,732
6,015,000	Honduras Government International Bond 144A, 7.50%, 3/15/24 (a)	6,501
4,790,000	Honduras Government International Bond 144A, 8.75%, 12/16/20 (a)	5,158

		13,391

Hungary (USD) (1%)
5,990,000	Hungary Government International Bond, 5.75%, 11/22/23	6,552

India (USD) (1%)
5,900,000	Power Finance Corp. Ltd. 144A, 6.15%, 12/06/28 (a)	6,058
3,530,000	REC Ltd. 144A, 5.25%, 11/13/23 (a)	3,555

		9,613

Indonesia (USD) (3%)
2,280,000	Indonesia Asahan Aluminium Persero PT 144A, 6.53%, 11/15/28 (a)	2,509
1,880,000	Indonesia Asahan Aluminium Persero PT 144A, 6.76%, 11/15/48 (a)	2,071
5,320,000	Indonesia Government International Bond 144A, 8.50%, 10/12/35 (a)	7,429
1,950,000	Indonesia Government International Bond, 8.50%, 10/12/35 (d)	2,723
2,700,000	Pelabuhan Indonesia III Persero PT 144A, 4.50%, 5/02/23 (a)	2,722
5,320,000	Pertamina Persero PT 144A, 6.50%, 11/07/48 (a)	5,898
4,930,000	Perusahaan Listrik Negara PT 144A, 6.15%, 5/21/48 (a)	5,329
3,835,000	Perusahaan Penerbit SBSN Indonesia III 144A, 4.15%, 3/29/27 (a)	3,785
3,025,000	Perusahaan Penerbit SBSN Indonesia III 144A, 4.40%, 3/01/28 (a)	3,032

		35,498

Iraq (USD) (1%)
6,700,000	Iraq International Bond 144A, 5.80%, 1/15/28 (a)	6,367

Ivory Coast (USD) (2%)
5,730,000	Ivory Coast Government International Bond 144A, 5.38%, 7/23/24 (a)	5,479

73 Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

7,157,645	Ivory Coast Government International Bond
	144A, 5.75%, 12/31/32 (a)	$ 6,614
7,600,000	Ivory Coast Government International Bond
	144A, 6.13%, 6/15/33 (a)	6,806

		18,899

Jordan (USD) (0%)
6,180,000	Jordan Government International Bond 144A,
	7.38%, 10/10/47 (a)	5,890

Kazakhstan (KZT) (0%)
2,098,000,000	Development Bank of Kazakhstan JSC 144A,
	8.95%, 5/04/23 KZT (a)	4,799

Kazakhstan (USD) (1%)
5,865,000	Kazakhstan Temir Zholy National Co. JSC 144A, 4.85%, 11/17/27 (a)	5,905
6,095,000	KazMunayGas National Co. JSC 144A,
	5.75%, 4/19/47 (a)	6,164
3,970,000	KazMunayGas National Co. JSC 144A,
	6.38%, 10/24/48 (a)	4,252

		16,321

Kenya (USD) (2%)
6,980,000	Kenya Government International Bond 144A,
	6.88%, 6/24/24 (a)	6,986
2,855,000	Kenya Government International Bond 144A,
	7.25%, 2/28/28 (a)	2,793
9,365,000	Kenya Government International Bond 144A,
	8.25%, 2/28/48 (a)	9,023

		18,802

Lebanon (USD) (1%)
4,060,000	Lebanon Government International Bond,
	6.20%, 2/26/25 (d)	3,426
2,860,000	Lebanon Government International Bond,
	6.60%, 11/27/26 (d)	2,393
1,580,000	Lebanon Government International Bond,
	6.65%, 11/03/28 (d)	1,301
1,280,000	Lebanon Government International Bond,
	6.65%, 2/26/30 (d)	1,030
3,800,000	Lebanon Government International Bond,
	6.75%, 11/29/27 (d)	3,152
1,850,000	Lebanon Government International Bond,
	6.85%, 3/23/27 (d)	1,537
3,330,000	Lebanon Government International Bond,
	7.00%, 3/23/32 (d)	2,675

		15,514

Luxembourg (USD) (1%)
7,415,000	Adecoagro SA 144A, 6.00%, 9/21/27 (a)	6,525
5,630,000	Millicom International Cellular SA 144A,
	6.63%, 10/15/26 (a)	5,764

		12,289

Mexico (MXN) (0%)
26,900,000	Grupo Televisa SAB, 7.25%, 5/14/43 MXN	927

Mexico (USD) (5%)
2,845,000	Cemex SAB de CV 144A, 5.70%, 1/11/25 (a)	2,886
1,210,000	Cemex SAB de CV 144A, 7.75%, 4/16/26 (a)	1,310
8,453,655	Cometa Energia SA de CV 144A,
	6.38%, 4/24/35 (a)	8,148

Principal or Shares	Security Description	Value (000)

5,470,238	Fermaca Enterprises S de RL de CV 144A,
	6.38%, 3/30/38 (a)	$ 5,525
3,835,000	Mexichem SAB de CV 144A,
	4.00%, 10/04/27 (a)	3,586
2,260,000	Mexichem SAB de CV 144A, 5.88%, 9/17/44 (a)	2,116
4,280,000	Mexico Government International Bond,
	4.15%, 3/28/27	4,201
1,280,000	Petroleos Mexicanos, 3.50%, 1/30/23	1,180
2,690,000	Petroleos Mexicanos, 4.88%, 1/24/22	2,630
2,220,000	Petroleos Mexicanos, 6.38%, 1/23/45	1,899
11,165,000	Petroleos Mexicanos, 6.50%, 3/13/27	10,741
2,810,000	Petroleos Mexicanos, 6.50%, 1/23/29	2,653
2,430,000	Petroleos Mexicanos, 6.50%, 6/02/41	2,120
3,640,000	Petroleos Mexicanos, 6.63%, 6/15/35	3,312
7,989,000	Petroleos Mexicanos, 6.75%, 9/21/47	6,982

		59,289

Mongolia (USD) (2%)
4,935,000	Development Bank of Mongolia LLC 144A,
	7.25%, 10/23/23 (a)	4,945
3,775,000	Mongolia Government International Bond,
	5.13%, 12/05/22 (d)	3,690
3,230,000	Mongolia Government International Bond 144A, 5.13%, 12/05/22 (a)	3,157
4,100,000	Mongolia Government International Bond 144A, 5.63%, 5/01/23 (a)	4,038
1,065,000	Mongolia Government International Bond 144A, 8.75%, 3/09/24 (a)	1,172
11,518,000	Mongolia Government International Bond 144A, 10.88%, 4/06/21 (a)	12,823

		29,825

Netherlands (USD) (3%)
2,450,000	Listrindo Capital BV 144A, 4.95%, 9/14/26 (a)	2,321
3,085,000	MDC-GMTN BV 144A, 4.50%, 11/07/28 (a)	3,264
5,200,000	Minejesa Capital BV 144A, 5.63%, 8/10/37 (a)	4,893
12,130,000	Petrobras Global Finance BV, 6.00%, 1/27/28	12,136
5,245,000	Petrobras Global Finance BV, 8.75%, 5/23/26	6,156
3,215,000	Teva Pharmaceutical Finance Netherlands III BV, 4.10%, 10/01/46	2,369
2,440,000	Teva Pharmaceutical Finance Netherlands III BV, 6.75%, 3/01/28	2,533

		33,672

Nigeria (USD) (2%)
7,415,000	Nigeria Government International Bond 144A,
	6.50%, 11/28/27 (a)	7,104
5,025,000	Nigeria Government International Bond 144A,
	7.14%, 2/23/30 (a)	4,838
4,900,000	Nigeria Government International Bond 144A,
	7.63%, 11/21/25 (a)	5,097
4,690,000	Nigeria Government International Bond 144A,
	7.70%, 2/23/38 (a)	4,518
6,050,000	Nigeria Government International Bond 144A,
	7.88%, 2/16/32 (a)	6,027

		27,584

Oman (USD) (2%)
3,785,000	Oman Government International Bond 144A,
	4.75%, 6/15/26 (a)	3,381

74

Principal or Shares	Security Description	Value (000)

2,630,000	Oman Government International Bond 144A,
	5.38%, 3/08/27 (a)	$ 2,387
6,130,000	Oman Government International Bond 144A,
	6.50%, 3/08/47 (a)	5,164
6,985,000	Oman Government International Bond 144A,
	6.75%, 1/17/48 (a)	5,978
4,820,000	Oman Sovereign Sukuk SAOC 144A,
	4.40%, 6/01/24 (a)	4,475

		21,385

Panama (USD) (1%)
2,300,000	Aeropuerto Internacional de Tocumen SA 144A, 6.00%, 11/18/48 (a)	2,389
7,415,000	Panama Government International Bond,
	6.70%, 1/26/36	9,424
2,870,000	Panama Government International Bond,
	9.38%, 4/01/29	4,108

		15,921

Peru (PEN) (1%)
12,020,000	Peru Government Bond 144A, 5.94%, 2/12/29
	PEN (a)	3,699
12,600,000	Peru Government Bond 144A, 6.15%, 8/12/32
	PEN (a)(d)	3,855
7,320,000	Peruvian Government International Bond 144A, 6.95%, 8/12/31 PEN (a)	2,396

		9,950

Peru (USD) (2%)
2,370,240	ABY Transmision Sur SA 144A, 6.88%, 4/30/43 (a)	2,649
5,380,000	Corp. Financiera de Desarrollo SA 144A, 4.75%, 7/15/25 (a)	5,552
4,665,000	Hunt Oil Co. of Peru LLC Sucursal Del Peru 144A, 6.38%, 6/01/28 (a)	4,932
4,995,000	Peru LNG Srl 144A, 5.38%, 3/22/30 (a)	5,040
5,520,000	Peruvian Government International Bond, 6.55%, 3/14/37	7,218

		25,391

Qatar (USD) (0%)
2,605,000	Qatar Government International Bond 144A, 5.10%, 4/23/48 (a)	2,801

Russian Federation (RUB) (1%)
738,930,000	Russian Federal Bond - OFZ, 8.15%, 2/03/27 RUB	11,445

Russian Federation (USD) (1%)
5,800,000	Russian Foreign Bond - Eurobond, 4.75%, 5/27/26 (d)	5,916
9,400,000	Russian Foreign Bond - Eurobond 144A, 5.25%, 6/23/47 (a)	9,305

		15,221

Saudi Arabia (USD) (1%)
4,700,000	Saudi Government International Bond 144A, 4.50%, 4/17/30 (a)	4,803
2,290,000	Saudi Government International Bond 144A, 5.25%, 1/16/50 (a)	2,352

		7,155

Principal or Shares	Security Description	Value (000)
Senegal (USD) (1%)
4,195,000	Senegal Government International Bond 144A,
	6.25%, 5/23/33 (a)	$ 3,901
2,520,000	Senegal Government International Bond 144A,
	6.75%, 3/13/48 (a)	2,251
2,218,000	Senegal Government International Bond 144A,
	8.75%, 5/13/21 (a)	2,403

		8,555

South Africa (USD) (3%)
5,957,000	Eskom Holdings SOC Ltd. 144A,
	5.75%, 1/26/21 (a)	5,850
3,840,000	Eskom Holdings SOC Ltd. 144A,
	6.35%, 8/10/28 (a)	3,943
5,835,000	Eskom Holdings SOC Ltd. 144A,
	6.75%, 8/06/23 (a)(b)	5,751
2,820,000	Eskom Holdings SOC Ltd. 144A,
	8.45%, 8/10/28 (a)	2,923
13,135,000	Republic of South Africa Government
	International Bond, 4.30%, 10/12/28	12,275
2,805,000	Republic of South Africa Government
	International Bond, 5.88%, 9/16/25	2,948
2,990,000	Republic of South Africa Government
	International Bond, 5.88%, 6/22/30 (b)	3,076
3,180,000	Transnet SOC Ltd. 144A, 4.00%, 7/26/22 (a)	3,058

		39,824

South Africa (ZAR) (0%)
71,000,000	Republic of South Africa Government Bond,
	10.50%, 12/21/26 ZAR	5,925

Spain (USD) (1%)
9,260,000	AI Candelaria Spain SLU 144A,
	7.50%, 12/15/28 (a)	9,135

Sri Lanka (USD) (3%)
7,670,000	Sri Lanka Government International Bond 144A, 5.75%, 4/18/23 (a)	7,458
4,340,000	Sri Lanka Government International Bond 144A, 5.88%, 7/25/22 (a)	4,291
8,280,000	Sri Lanka Government International Bond 144A, 6.20%, 5/11/27 (a)	7,753
2,765,000	Sri Lanka Government International Bond 144A, 6.25%, 7/27/21 (a)	2,789
870,000	Sri Lanka Government International Bond 144A, 6.75%, 4/18/28 (a)	839
5,788,000	Sri Lanka Government International Bond 144A, 6.83%, 7/18/26 (a)	5,659
10,145,000	Sri Lanka Government International Bond 144A, 6.85%, 11/03/25 (a)	10,032

		38,821

Turkey (USD) (3%)
1,980,000	Export Credit Bank of Turkey 144A,
	5.88%, 4/24/19 (a)	1,984
1,520,000	TC Ziraat Bankasi AS 144A, 5.13%, 5/03/22 (a)	1,423
6,425,000	Turkey Government International Bond,
	4.25%, 4/14/26	5,678
6,290,000	Turkey Government International Bond,
	5.63%, 3/30/21	6,365
7,660,000	Turkey Government International Bond,
	6.00%, 3/25/27	7,399

75 Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

3,050,000	Turkey Government International Bond, 6.13%, 10/24/28	$ 2,931
5,635,000	Turkey Government International Bond, 7.25%, 12/23/23	5,917
3,905,000	Turkey Government International Bond, 7.38%, 2/05/25	4,090

		35,787

Ukraine (USD) (3%)
2,485,000	Ukraine Government International Bond 144A, 0.00%, 5/31/40 (a)(e)	1,525
9,700,000	Ukraine Government International Bond 144A, 7.38%, 9/25/32 (a)	8,292
1,728,000	Ukraine Government International Bond 144A, 7.75%, 9/01/21 (a)	1,702
13,173,000	Ukraine Government International Bond 144A, 7.75%, 9/01/22 (a)	12,773
1,706,000	Ukraine Government International Bond 144A, 7.75%, 9/01/23 (a)	1,630
3,598,000	Ukraine Government International Bond 144A, 7.75%, 9/01/24 (a)	3,375
4,003,000	Ukraine Government International Bond 144A, 7.75%, 9/01/25 (a)	3,689
1,513,000	Ukraine Government International Bond 144A, 7.75%, 9/01/27 (a)	1,368
4,520,000	Ukraine Government International Bond 144A, 8.99%, 2/01/24 (a)	4,459

		38,813

United Arab Emirates (USD) (2%)
8,890,000	Abu Dhabi Crude Oil Pipeline LLC 144A, 4.60%, 11/02/47 (a)	9,018
4,915,000	DP World Ltd. 144A, 5.63%, 9/25/48 (a)	4,880
3,695,000	Ruwais Power Co. PJSC 144A, 6.00%, 8/31/36 (a)	4,194

		18,092

United Kingdom (IDR) (1%)
89,288,000,000	Standard Chartered Bank/Singapore (Indonesia Treasury Bond) 144A, 8.25%, 5/19/36 IDR (a)	6,259

United Kingdom (INR) (0%)
28,000,000	Standard Chartered Bank/Singapore (India Government Bond) 144A, 7.59%, 1/13/26 INR (a)	397
195,000,000	Standard Chartered Bank/Singapore (India Government Bond) 144A, 7.61%, 5/13/30 INR (a)(e)	2,740
43,000,000	Standard Chartered Bank/Singapore (India Government Bond), 9.34%, 8/27/24 INR (d)	630

		3,767

United Kingdom (LKR) (1%)
378,400,000	Standard Chartered Bank/Singapore (Sri Lanka Government Bonds) 144A, 10.75%, 3/03/21 LKR (a)	2,123

Principal or Shares	Security Description	Value (000)

470,500,000	Standard Chartered Bank/Singapore (Sri Lanka Government Bonds) 144A, 11.00%, 8/05/25 LKR (a)	$ 2,593
300,000,000	Standard Chartered Bank/Singapore (Sri Lanka Government Bonds) 144A, 11.60%, 12/17/23 LKR (a)	1,706

		6,422

United States (IDR) (1%)
75,400,000,000	JPMorgan Chase Bank N.A. (Indonesia Treasury Bond) 144A, 5.63%, 5/17/23 IDR (a)	4,979
48,100,000,000	JPMorgan Chase Bank N.A. (Indonesia Treasury Bond) 144A, 8.25%, 5/17/36 IDR (a)	3,372
24,925,000,000	JPMorgan Chase Bank N.A. (Indonesia Treasury Bond) 144A, 8.38%, 3/17/34 IDR (a)	1,773
11,270,000,000	JPMorgan Chase Bank N.A. (Indonesia Treasury Bond) 144A, 11.00%, 9/17/25 IDR (a)	926

		11,050

United States (NGN) (1%)
1,570,000,000	Citigroup Global Markets Holdings Inc. (Federal Republic of Nigeria) 144A, 0.00%, 2/18/19 NGN (a)	4,343
1,712,000,000	Citigroup Global Markets Holdings Inc. (Federal Republic of Nigeria), 0.00%, 2/19/19 NGN	4,736

		9,079

United States (USD) (0%)
4,425,000	Terraform Global Operating LLC 144A, 6.13%, 3/01/26 (a)	4,237

Uruguay (USD) (1%)
5,805,000	Uruguay Government International Bond, 4.98%, 4/20/55	5,834
9,074,580	Uruguay Government International Bond, 5.10%, 6/18/50	9,358

		15,192

Uruguay (UYU) (0%)
30,890,000	Uruguay Government International Bond 144A, 8.50%, 3/15/28 UYU (a)	837
40,550,000	Uruguay Government International Bond 144A, 9.88%, 6/20/22 UYU (a)	1,254

		2,091

Venezuela (USD) (1%)
6,400,000	Petroleos de Venezuela SA, 5.38%, 4/12/27 (f)(g)	1,639
6,055,000	Petroleos de Venezuela SA 144A, 6.00%, 11/15/26 (a)(f)(g)	1,362
1,122,500	Petroleos de Venezuela SA 144A, 8.50%, 10/27/20 (a)	1,060
5,085,000	Petroleos de Venezuela SA, 9.00%, 11/17/21 (d)(f)(g)	1,490
2,420,000	Venezuela Government International Bond, 7.00%, 3/31/38 (f)(g)	750
7,789,000	Venezuela Government International Bond, 7.65%, 4/21/25 (f)(g)	2,473
4,020,000	Venezuela Government International Bond, 7.75%, 10/13/19 (f)(g)	1,236
9,060,000	Venezuela Government International Bond, 9.25%, 9/15/27 (f)(g)	3,069

		13,079

76

Principal or Shares	Security Description	Value (000)

Virgin Islands (British) (USD) (3%)
29,600,000	1MDB Global Investments Ltd., 4.40%, 3/09/23 (d)	$ 27,678
1,695,000	Arcos Dorados Holdings Inc. 144A, 5.88%, 4/04/27 (a)	1,702
1,860,000	Sinopec Group Overseas Development 2016 Ltd. 144A, 3.50%, 5/03/26 (a)	1,810

		31,190

Zambia (USD) (1%)
4,885,000	Zambia Government International Bond 144A, 5.38%, 9/20/22 (a)	3,836
1,935,000	Zambia Government International Bond 144A, 8.50%, 4/14/24 (a)	1,608
4,460,000	Zambia Government International Bond 144A, 8.97%, 7/30/27 (a)	3,688

		9,132

Total Bonds (Cost - $1,192,713)		1,165,597

Investment Company (3%)
34,221,188	Payden Cash Reserves Money Market Fund * (Cost - $34,221)	34,221

Total Investments (Cost - $1,226,934) (100%)		1,199,818
Other Assets, net of Liabilities (0%)		4,240

Net Assets (100%)		$ 1,204,058

*	Affiliated investment
(a)

Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(b)

All or a portion of these securities are on loan. At January 31, 2019, the total market value of the Fund’s securities on loan is $8,173 and the total market value of the collateral held by the Fund is $11,479. Amounts in 000s.

(c)	Perpetual security with no stated maturity date.
(d)

Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(e)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(f)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.
(g)	Non-income producing security.

Open Forward Currency Contracts to USD

Currency Purchased (000s)	Currency Sold (000s)	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) (000s)
Assets:
BRL 15,917	USD 4,272	Citibank, N.A.	02/15/2019	$ 89
BRL 6,841	USD 1,821	State Street Bank & Trust Co.	02/15/2019	53
CLP 7,174	USD 10,590	BNP PARIBAS	02/13/2019	349
COP 27,902	USD 8,703	HSBC Bank USA, N.A.	03/20/2019	266
MXN 54,030	USD 2,755	Barclays Bank PLC	03/14/2019	52
PLN 12,186	USD 3,233	Barclays Bank PLC	03/21/2019	45
TRY 15,389	USD 2,822	Barclays Bank PLC	02/21/2019	122
USD 11,838	MXN 229,100	HSBC Bank USA, N.A.	05/02/2019	24
ZAR 79,370	USD 5,662	BNP PARIBAS	04/15/2019	270

77    Payden Mutual Funds

Currency Purchased (000s)	Currency Sold (000s)	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) (000s)
				1,270

Liabilities:
CZK 63,480	USD 2,859	BNP PARIBAS	03/01/2019	(36)
INR 314,410	USD 4,420	Barclays Bank PLC	03/19/2019	(23)
PEN 40,118	USD 12,026	BNP PARIBAS	05/02/2019	(6)
USD 1,870	MXN 36,120	Barclays Bank PLC	03/14/2019	(7)
USD 880	MXN 17,910	Barclays Bank PLC	03/14/2019	(51)
USD 301	PLN 1,132	Barclays Bank PLC	03/21/2019	(3)
USD 1,814	CLP 1,227,500	BNP PARIBAS	02/13/2019	(58)
USD 5,706	ZAR 79,370	BNP PARIBAS	04/15/2019	(226)
USD 241	BRL 928	Citibank, N.A.	02/15/2019	(14)
USD 8,844	COP 27,902	HSBC Bank USA, N.A.	03/20/2019	(125)
USD 5,612	BRL 21,830	State Street Bank & Trust Co.	02/15/2019	(368)

				(917)

Net Unrealized Appreciation (Depreciation)				$ 353

Open Futures Contracts to USD

Contract Type	Number of Contracts	Expiration Date	Notional Amount (000s)	Current Value (000s)	Unrealized Depreciation (000s)
Short Contracts:
U.S. Ultra Bond Future	37	Mar-19	$(5,962)	$(333)	$(333)

Total Futures					$(333)

Schedule of Investments - January 31, 2019 (Unaudited)

Principal or Shares	Security Description	Value (000)
Bonds (96%)
Argentina (ARS) (0%)
8,765,600	YPF SA 144A, 16.50%, 5/09/22 ARS (a)	$150

Brazil (BRL) (9%)
955,000	Brazil Notas do Tesouro Nacional Serie B, 6.00%, 8/15/26 BRL	925
10,267,000	Brazil Notas do Tesouro Nacional Serie F, 10.00%, 1/01/21 BRL	2,961
26,946,000	Brazil Notas do Tesouro Nacional Serie F, 10.00%, 1/01/23 BRL	7,851
29,200,000	Brazil Notas do Tesouro Nacional Serie F, 10.00%, 1/01/27 BRL	8,557

		20,294

Chile (CLP) (2%)
1,005,000,000	Bonos de la Tesoreria de la Republica en pesos, 4.50%, 3/01/26 CLP	1,562
1,595,000,000	Bonos de la Tesoreria de la Republica en pesos, 5.00%, 3/01/35 CLP	2,537
410,000,000	Bonos de la Tesoreria de la Republica en pesos, 6.00%, 1/01/43 CLP	739
79,000,000	Republic of Chile, 5.50%, 8/05/20 CLP	124

		4,962

Colombia (COP) (7%)
540,000,000	Colombia Government International Bond, 7.75%, 4/14/21 COP	182
2,700,000,000	Colombian TES, 6.00%, 4/28/28 COP	833
12,801,000,000	Colombian TES, 7.00%, 5/04/22 COP	4,312
4,700,000,000	Colombian TES, 7.50%, 8/26/26 COP	1,614
5,870,000,000	Colombian TES, 7.75%, 9/18/30 COP	2,022
11,649,000,000	Colombian TES, 10.00%, 7/24/24 COP	4,418
1,540,000,000	Colombian TES, 11.00%, 7/24/20 COP	539
900,000,000	Emgesa SA ESP 144A, 8.75%, 1/25/21 COP (a)	302
1,380,000,000	Empresa de Telecomunicaciones de Bogota 144A, 7.00%, 1/17/23 COP (a)	390
1,245,000,000	Empresas Publicas de Medellin ESP 144A, 7.63%, 9/10/24 COP (a)	393
1,036,000,000	Empresas Publicas de Medellin ESP 144A, 8.38%, 2/01/21 COP (a)	336
1,585,000,000	Financiera de Desarrollo Territorial SA Findeter 144A, 7.88%, 8/12/24 COP (a)	520

		15,861

Czech Republic (CZK) (4%)
16,400,000	Czech Republic Government Bond, 0.95%, 5/15/30 CZK (b)	657
22,900,000	Czech Republic Government Bond, 2.40%, 9/17/25 CZK	1,066
58,000,000	Czech Republic Government Bond, 3.85%, 9/29/21 CZK (b)	2,725
88,000,000	Czech Republic Government Bond, 4.70%, 9/12/22 CZK (b)	4,337

		8,785

Dominica Republic (DOP) (1%)
78,400,000	Dominican Republic International Bond 144A, 8.90%, 2/15/23 DOP (a)	1,503

Georgia (GEL) (0%)
1,185,000	Bank of Georgia JSC 144A, 11.00%, 6/01/20 GEL (a)	449

Principal or Shares	Security Description	Value (000)
Hungary (HUF) (3%)
104,000,000	Hungary Government Bond, 2.50%, 10/27/21 HUF	$391
190,000,000	Hungary Government Bond, 2.50%, 10/24/24 HUF	699
650,000,000	Hungary Government Bond, 3.00%, 10/27/27 HUF	2,401
187,000,000	Hungary Government Bond, 5.50%, 6/24/25 HUF	803
154,000,000	Hungary Government Bond, 6.00%, 11/24/23 HUF	669
488,610,000	Hungary Government Bond, 7.00%, 6/24/22 HUF	2,095

		7,058

Indonesia (IDR) (5%)
37,750,000,000	Indonesia Treasury Bond, 5.63%, 5/15/23 IDR	2,493
24,700,000,000	Indonesia Treasury Bond, 8.25%, 6/15/32 IDR	1,734
12,926,000,000	Indonesia Treasury Bond, 8.25%, 5/15/36 IDR	906
16,400,000,000	Indonesia Treasury Bond, 8.38%, 3/15/24 IDR	1,191
37,700,000,000	Indonesia Treasury Bond, 8.38%, 9/15/26 IDR	2,728
4,500,000,000	Indonesia Treasury Bond, 8.38%, 3/15/34 IDR	320
21,440,000,000	Wijaya Karya Persero Tbk PT 144A, 7.70%, 1/31/21 IDR (a)	1,475

		10,847

Kazakhstan (KZT) (1%)
620,000,000	Development Bank of Kazakhstan JSC 144A, 8.95%, 5/04/23 KZT (a)	1,418

Luxembourg (BRL) (1%)
6,650,000	Swiss Insured Brazil Power Finance Sarl 144A, 9.85%, 7/16/32 BRL (a)	1,905

Malaysia (MYR) (4%)
1,070,000	Malaysia Government Bond, 3.84%, 4/15/33 MYR	245
3,770,000	Malaysia Government Bond, 3.89%, 7/31/20 MYR	926
6,510,000	Malaysia Government Bond, 3.89%, 3/15/27 MYR	1,572
5,505,000	Malaysia Government Bond, 4.18%, 7/15/24 MYR	1,361
18,255,000	Malaysia Government Bond, 4.39%, 4/15/26 MYR	4,565
2,560,000	Malaysia Government Bond, 4.50%, 4/15/30 MYR	640

		9,309

Mexico (MXN) (7%)
72,300	America Movil SAB de CV, 6.45%, 12/05/22 MXN	343
10,700,000	Comision Federal de Electricidad, 7.35%, 11/25/25 MXN	501
7,270,000	Grupo Televisa SAB, 7.25%, 5/14/43 MXN	250
11,400,000	Mexican Bonos, 5.00%, 12/11/19 MXN	580
16,300,000	Mexican Bonos, 5.75%, 3/05/26 MXN	734
27,400,000	Mexican Bonos, 7.75%, 5/29/31 MXN	1,341
18,220,000	Mexican Bonos, 7.75%, 11/23/34 MXN	876
115,720,000	Mexican Bonos, 7.75%, 11/13/42 MXN	5,436
25,640,000	Mexican Bonos, 8.00%, 6/11/20 MXN	1,337
48,800,000	Mexican Bonos, 8.50%, 5/31/29 MXN	2,550
16,803,100	Mexican Bonos, 10.00%, 12/05/24 MXN	949

79 Payden Mutual Funds

Principal or Shares	Security Description	Value (000)
9,200,000	Petroleos Mexicanos, 7.19%, 9/12/24 MXN	$380
16,240,000	Petroleos Mexicanos 144A, 7.65%, 11/24/21 MXN (a)	793

		16,070

Peru (PEN) (4%)
3,000,000	Banco de Credito del Peru 144A, 4.85%, 10/30/20 PEN (a)	903
4,410,000	Peru Government Bond 144A, 5.94%, 2/12/29 PEN (a)	1,357
8,210,000	Peru Government Bond 144A, 6.15%, 8/12/32 PEN (a)(b)	2,512
3,990,000	Republic of Peru 144A, 5.70%, 8/12/24 PEN (a)	1,248
3,405,000	Republic of Peru 144A, 6.35%, 8/12/28 PEN (a)	1,080
500,000	Republic of Peru 144A, 6.90%, 8/12/37 PEN (a)	162
4,030,000	Republic of Peru 144A, 6.95%, 8/12/31 PEN (a)	1,319
1,026,000	Republic of Peru 144A, 8.20%, 8/12/26 PEN (a)	363

		8,944

Philippines (PHP) (0%)
17,000,000	Philippine Government International Bond, 6.25%, 1/14/36 PHP	338

Poland (PLN) (9%)
11,175,000	Poland Government Bond, 5.75%, 10/25/21
	PLN	3,337
4,350,000	Republic of Poland Government Bond,
	2.50%, 7/25/26 PLN	1,163
3,600,000	Republic of Poland Government Bond,
	2.50%, 7/25/27 PLN	958
25,730,000	Republic of Poland Government Bond,
	2.75%, 4/25/28 PLN	6,934
15,900,000	Republic of Poland Government Bond,
	3.25%, 7/25/25 PLN	4,493
10,740,000	Republic of Poland Government Bond,
	4.00%, 10/25/23 PLN	3,142

		20,027

Russian Federation (RUB) (8%)
155,600,000	Russian Federal Bond - OFZ, 7.00%, 1/25/23 RUB	2,316
344,375,000	Russian Federal Bond - OFZ, 7.05%, 1/19/28 RUB	4,958
104,220,000	Russian Federal Bond - OFZ, 7.60%, 4/14/21 RUB	1,593
529,770,000	Russian Federal Bond - OFZ, 8.15%, 2/03/27 RUB	8,205

		17,072

South Africa (ZAR) (10%)
52,000,000	Republic of South Africa Government Bond, 8.25%, 3/31/32 ZAR	3,600
86,900,000	Republic of South Africa Government Bond, 8.50%, 1/31/37 ZAR	5,975
76,000,000	Republic of South Africa Government Bond, 8.75%, 1/31/44 ZAR	5,254
32,000,000	Republic of South Africa Government Bond, 8.88%, 2/28/35 ZAR	2,297
36,460,000	Republic of South Africa Government Bond,
	10.50%, 12/21/26 ZAR	3,042

Principal or Shares	Security Description	Value (000)
11,200,000	Transnet SOC Ltd. 144A, 9.50%, 5/13/21 ZAR (a)	$852

		21,020

Thailand (THB) (5%)
88,500,000	Thailand Government Bond, 3.40%, 6/17/36 THB	2,991
12,300,000	Thailand Government Bond, 3.63%, 6/16/23
	THB	420
170,000	Thailand Government Bond, 3.65%, 12/17/21 THB	6
163,800,000	Thailand Government Bond, 4.88%, 6/22/29 THB	6,357

		9,774

Turkey (TRY) (5%)
3,245,369	Turkey Government Bond, 3.00%, 2/23/22 TRY	615
7,200,000	Turkey Government Bond, 7.10%, 3/08/23 TRY	1,065
2,100,000	Turkey Government Bond, 8.00%, 3/12/25 TRY	305
13,250,000	Turkey Government Bond, 8.80%, 9/27/23 TRY	2,052
3,070,000	Turkey Government Bond, 9.00%, 7/24/24 TRY	475
2,550,000	Turkey Government Bond, 9.50%, 1/12/22 TRY	420
3,420,000	Turkey Government Bond, 10.40%, 3/20/24 TRY	559
6,470,000	Turkey Government Bond, 10.60%, 2/11/26 TRY	1,068
20,140,000	Turkey Government Bond, 11.00%, 3/02/22 TRY	3,461

		10,020

United Kingdom (IDR) (2%)
48,000,000,000	Standard Chartered Bank (Indonesia Government Bond) 144A, 8.25%, 5/19/36 IDR (a)	3,365
23,400,000,000	Standard Chartered Bank/Singapore (Indonesia Treasury Bond) 144A, 8.38%, 3/17/34 IDR (a)	1,665

		5,030

United Kingdom (INR) (1%)
55,000,000	Standard Chartered Bank/Singapore (India Government Bond) 144A, 7.59%, 1/13/26 INR (a)	780
85,000,000	Standard Chartered Bank/Singapore (India Government Bond) 144A, 7.61%, 5/13/30 INR (a)(c)	1,194
13,000,000	Standard Chartered Bank/Singapore (India Government Bond), 9.34%, 8/27/24 INR (b)	191

		2,165

United Kingdom (LKR) (1%)
160,000,000	Standard Chartered Bank/Singapore (Sri Lanka Government Bonds) 144A, 10.75%, 3/03/21 LKR (a)	898
50,000,000	Standard Chartered Bank/Singapore (Sri Lanka Government Bonds), 11.60%, 12/17/23 LKR	284

		1,182

United Kingdom (NGN) (1%)
465,000,000	HSBC Bank PLC (Federal Republic of Nigeria) 144A, 0.00%, 2/19/19 NGN (a)	1,286

United States (IDR) (4%)
21,000,000,000	JPMorgan Chase Bank N.A. (Indonesia Treasury Bond) 144A, 5.63%, 5/17/23 IDR (a)	1,387

80

Principal or Shares	Security Description	Value (000)
5,500,000,000	JPMorgan Chase Bank N.A. (Indonesia Treasury Bond) 144A, 8.38%, 3/19/24 IDR (a)	$399
21,740,000,000	JPMorgan Chase Bank N.A. (Indonesia Treasury Bond) 144A, 8.38%, 9/17/26 IDR (a)	1,573
10,000,000,000	JPMorgan Chase Bank N.A. (Indonesia Treasury Bond) 144A, 8.75%, 5/19/31 IDR (a)	734
49,194,000,000	JPMorgan Chase Bank N.A. (Indonesia Treasury Bond) 144A, 9.50%, 7/17/31 IDR (a)	3,810
4,000,000,000	JPMorgan Chase Bank N.A. (Indonesia Treasury Bond) 144A, 11.00%, 9/17/25 IDR (a)	329

		8,232

United States (NGN) (1%)
400,000,000	Citigroup Global Markets Holdings Inc. (Federal Republic of Nigeria) 144A, 0.00%, 2/18/19 NGN (a)	1,106

United States (UAH) (1%)
56,000,000	Citigroup Global Markets Holdings Inc. (Republic of Ukrain) 144A, 13.41%, 10/17/22 UAH (a)	1,918

Uruguay (UYU) (0%)
10,970,000	Uruguay Government International Bond 144A, 8.50%, 3/15/28 UYU (a)	297
18,200,000	Uruguay Government International Bond 144A, 9.88%, 6/20/22 UYU (a)	563

		860

Total Bonds (Cost - $222,906)		207,585

Investment Company (5%)
9,828,508	Payden Cash Reserves Money Market Fund *
	(Cost - $9,829)	9,829

Total Investments (Cost - $232,735) (101%)		217,414
Liabilities in excess of Other Assets (-1%)		(2,251)

Net Assets (100%)		$ 215,163

*	Affiliated investment
(a)

Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(b)

Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(c)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

81 Payden Mutual Funds

Open Forward Currency Contracts to USD

Currency Purchased (000s)	Currency Sold (000s)	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) (000s)
Assets:
ARS 84,410	USD 2,051	BNP PARIBAS	02/01/2019	$209
BRL 12,646	USD 3,349	State Street Bank & Trust Co.	02/15/2019	115
CLP 3,175,000	USD 4,687	BNP PARIBAS	02/13/2019	155
COP 8,420,000	USD 2,626	HSBC Bank USA, N.A.	03/20/2019	80
CZK 24,130	USD 1,056	BNP PARIBAS	03/01/2019	17
HUF 743,300	USD 2,632	Barclays Bank PLC	02/21/2019	66
MXN 94,290	USD 4,702	Barclays Bank PLC	03/14/2019	198
MXN 9,210	USD 470	Barclays Bank PLC	03/14/2019	9
MYR 8,651	USD 2,108	Barclays Bank PLC	04/15/2019	1
PLN 4,686	USD 1,243	Barclays Bank PLC	03/21/2019	18
THB 252,440	USD 7,927	Barclays Bank PLC	04/25/2019	172
TRY 2,194	USD 402	Barclays Bank PLC	02/21/2019	17
TRY 3,532	USD 645	Citibank, N.A.	02/21/2019	31
USD 366	CZK 8,200	BNP PARIBAS	03/01/2019	1
USD 2,266	ARS 84,410	HSBC Bank USA, N.A.	02/01/2019	6
USD 3,092	MXN 59,830	HSBC Bank USA, N.A.	05/02/2019	6
ZAR 29,220	USD 2,084	BNP PARIBAS	04/15/2019	99

				1,200

Liabilities:
ARS 61,580	USD 1,528	Barclays Bank PLC	04/30/2019	(23)
ARS 78,940	USD 1,943	HSBC Bank USA, N.A.	04/30/2019	(14)
CZK 18,550	USD 835	BNP PARIBAS	03/01/2019	(10)
INR 18,440	USD 263	Barclays Bank PLC	03/19/2019	(5)
PEN 10,477	USD 3,141	BNP PARIBAS	05/02/2019	(2)
RON 9,559	USD 2,336	BNP PARIBAS	02/26/2019	(27)
USD 752	PLN 2,821	Barclays Bank PLC	03/21/2019	(7)
USD 708	RON 2,934	BNP PARIBAS	02/26/2019	—
USD 792	CLP 550,000	BNP PARIBAS	02/13/2019	(47)
USD 2,150	ZAR 29,220	BNP PARIBAS	04/15/2019	(34)
USD 305	PHP 16,180	HSBC Bank USA, N.A.	02/19/2019	(5)
USD 2,634	COP 8,420,000	HSBC Bank USA, N.A.	03/20/2019	(73)
USD 926	BRL 3,577	State Street Bank & Trust Co.	02/15/2019	(54)

				(301)

Net Unrealized Appreciation (Depreciation)				$899

Open Futures Contracts to USD

Contract Type	Number of Contracts	Expiration Date	Notional Amount (000s)	Current Value (000s)	Unrealized Depreciation (000s)
Short Contracts:
U.S. Ultra Bond Future	12	Mar-19	$(1,934)	$(108)	$(108)

Total Futures					$(108)

Schedule of Investments - January 31, 2019 (Unaudited)

Principal or Shares	Security Description	Value (000)
Bonds (98%)
Argentina (ARS) (0%)
2,000,000	YPF SA 144A, 16.50%, 5/09/22 ARS (a)	$ 34
Argentina (USD) (2%)
445,000	Argentine Republic Government International Bond, 6.25%, 4/22/19	449
230,000	Capex SA 144A, 6.88%, 5/15/24 (a)	201
385,000	Transportadora de Gas del Sur SA 144A, 6.75%, 5/02/25 (a)	361
		1,011
Austria (USD) (1%)
220,000	JBS Investments II GmbH 144A, 7.00%, 1/15/26 (a)	224
Bermuda (USD) (5%)
210,000	CBQ Finance Ltd., 2.88%, 6/24/19	209
200,000	CBQ Finance Ltd. 144A, 7.50%, 11/18/19 (a)	206
105,000	Digicel Group One Ltd. 144A, 8.25%, 12/30/22 (a)(b)	87
100,000	Digicel Group Two Ltd. 144A, 8.25%, 9/30/22 (a)(b)	54
710,000	Geopark Ltd. 144A, 6.50%, 9/21/24 (a)	690
200,000	Ooredoo International Finance Ltd. 144A, 5.00%, 10/19/25 (a)	210
205,000	Ooredoo International Finance Ltd. 144A, 7.88%, 6/10/19 (a)	209
335,000	Tengizchevroil Finance Co. International Ltd. 144A, 4.00%, 8/15/26 (a)	324
		1,989
Brazil (BRL) (1%)
900,000	Brazil Notas do Tesouro Nacional Serie F, 10.00%, 1/01/27 BRL	264
Brazil (USD) (4%)
450,000	Banco BTG Pactual SA/Cayman Islands 144A, 5.75%, 9/28/22 (a)	440
710,000	JBS USA LUX SA/JBS USA Finance Inc. 144A, 6.75%, 2/15/28 (a)	729
624,612	USJ Acucar e Alcool SA 144A, 9.88%, 11/09/21 (a)	471
		1,640
Canada (USD) (4%)
420,000	CNOOC Nexen Finance 2014 ULC, 4.25%, 4/30/24	432
200,000	First Quantum Minerals Ltd. 144A, 6.88%, 3/01/26 (a)	182
430,000	First Quantum Minerals Ltd. 144A, 7.00%, 2/15/21 (a)	430
225,000	First Quantum Minerals Ltd. 144A, 7.25%, 5/15/22 (a)	222
457,718	Stoneway Capital Corp. 144A, 10.00%, 3/01/27 (a)	433
		1,699
Cayman Islands (USD) (9%)
200,000	ADCB Finance Cayman Ltd. 144A, 4.00%, 3/29/23 (a)	201
200,000	Alibaba Group Holding Ltd., 3.13%, 11/28/21	200
237,000	Baidu Inc., 3.50%, 11/28/22	236

Principal or Shares	Security Description	Value (000)

220,000	Baidu Inc., 4.88%, 11/14/28	$229
295,000	Braskem Finance Ltd. 144A, 5.38%, 5/02/22 (a)	306
205,000	Braskem Finance Ltd., 6.45%, 2/03/24	223
220,000	Braskem Finance Ltd. 144A, 7.38%, (a)(c)	221
445,000	Dar Al-Arkan Sukuk Co., Ltd., 6.50%, 5/28/19	447
735,000	Gran Tierra Energy International Holdings Ltd. 144A, 6.25%, 2/15/25 (a)	696
200,000	Industrial Senior Trust 144A, 5.50%, 11/01/22 (a)	201
98,900	Odebrecht Oil & Gas Finance Ltd. 144A, 0.00%, (a)(c)	2
330,000	Saudi Electricity Global Sukuk Co. 2 144A, 5.06%, 4/08/43 (a)	324
220,000	Saudi Electricity Global Sukuk Co. 4, 4.72%, 9/27/28	222
495,000	Vale Overseas Ltd., 6.25%, 8/10/26 (b)	530
		4,038
Chile (USD) (2%)
220,000	Banco Santander Chile 144A, 2.50%, 12/15/20 (a)	217
196,621	Celeo Redes Operacion Chile SA 144A, 5.20%, 6/22/47 (a)	187
228,250	Empresa Electrica Angamos SA 144A, 4.88%, 5/25/29 (a)	226
396,401	Latam Airlines 2015-1 Pass-Through Trust B, 4.50%, 11/15/23	385
		1,015
China (USD) (1%)
390,000	Bank of China Ltd./Hong Kong, 2.88%, 6/30/20	388
Colombia (USD) (2%)
215,000	Banco de Bogota SA 144A, 4.38%, 8/03/27 (a)	206
215,000	Banco de Bogota SA 144A, 6.25%, 5/12/26 (a)	225
119,000	Ecopetrol SA, 5.88%, 5/28/45	118
465,000	Grupo de Inversiones Suramericana SA 144A, 5.50%, 4/29/26 (a)	481
		1,030
France (USD) (1%)
420,000	Altice France SA/France 144A, 8.13%, 2/01/27 (a)	414
Ghana (USD) (1%)
215,000	Ghana Government International Bond 144A, 7.88%, 8/07/23 (a)	224
Hong Kong (USD) (2%)
200,000	AIA Group Ltd. 144A, 3.20%, 3/11/25 (a)	195
420,000	ICBCIL Finance Co. Ltd. 144A, 3.20%, 11/10/20 (a)	417
265,000	Swire Properties MTN Financing Ltd., 4.38%, 6/18/22	273
		885
India (USD) (2%)
305,000	Adani Ports & Special Economic Zone Ltd. 144A, 4.00%, 7/30/27 (a)	278
240,000	Adani Transmission Ltd. 144A, 4.00%, 8/03/26 (a)	214
205,000	GMR Hyderabad International Airport Ltd. 144A, 4.25%, 10/27/27 (a)	173

83 Payden Mutual Funds

Principal or Shares	Security Description	Value (000)
200,000	IDBI Bank Ltd/GIFT-IFC, 4.13%, 4/23/20	$ 198
		863
Indonesia (USD) (0%)
200,000	Indonesia Asahan Aluminium Persero PT 144A, 6.53%, 11/15/28 (a)	220
Ireland (USD) (2%)
490,000	C&W Senior Financing DAC 144A, 7.50%, 10/15/26 (a)	488
210,000	Phosagro OAO via Phosagro Bond Funding DAC 144A, 3.95%, 11/03/21 (a)	206
		694
Kazakhstan (KZT) (0%)
70,000,000	Development Bank of Kazakhstan JSC 144A, 8.95%, 5/04/23 KZT (a)	160
Luxembourg (USD) (3%)
650,000	Adecoagro SA 144A, 6.00%, 9/21/27 (a)	572
260,000	Gazprom OAO Via Gaz Capital SA 144A, 4.95%, 3/23/27 (a)	255
215,000	Gazprom OAO Via Gaz Capital SA 144A, 4.95%, 2/06/28 (a)	211
455,000	Millicom International Cellular SA 144A, 6.63%, 10/15/26 (a)	466
		1,504
Mexico (USD) (8%)
205,000	BBVA Bancomer SA/Texas 144A, 6.75%, 9/30/22 (a)	219
200,000	BBVA Bancomer SA/Texas 144A, 7.25%, 4/22/20 (a)	208
885,000	Cemex SAB de CV 144A, 6.13%, 5/05/25 (a)	906
197,400	Cometa Energia SA de CV 144A, 6.38%, 4/24/35 (a)	190
215,000	Credito Real SAB de CV SOFOM ER 144A, 9.50%, 2/07/26 (a)	215
455,000	Cydsa SAB de CV 144A, 6.25%, 10/04/27 (a)	422
243,482	Fermaca Enterprises S de RL de CV 144A, 6.38%, 3/30/38 (a)	246
280,000	Infraestructura Energetica Nova SAB de CV 144A, 4.88%, 1/14/48 (a)	231
225,000	Mexichem SAB de CV 144A, 4.88%, 9/19/22 (a)	230
240,996	Mexico Generadora de Energia S de rl 144A, 5.50%, 12/06/32 (a)	236
360,000	Unifin Financiera SAB de CV SOFOM ENR 144A, 7.00%, 1/15/25 (a)	328
		3,431
Morocco (USD) (1%)
225,000	OCP SA 144A, 6.88%, 4/25/44 (a)	239
Netherlands (USD) (11%)
205,000	Embraer Netherlands Finance BV, 5.40%, 2/01/27	217
235,000	Equate Petrochemical BV 144A, 3.00%, 3/03/22 (a)	230
200,000	Listrindo Capital BV 144A, 4.95%, 9/14/26 (a)	190
525,000	Lukoil International Finance BV 144A, 4.75%, 11/02/26 (a)	523
435,000	Minejesa Capital BV 144A, 5.63%, 8/10/37 (a)	409

Principal or Shares	Security Description	Value (000)
200,000	Myriad International Holdings BV 144A, 4.85%, 7/06/27 (a)	$200
220,000	Myriad International Holdings BV 144A, 5.50%, 7/21/25 (a)	229
230,000	Petrobras Global Finance BV, 4.38%, 5/20/23	230
410,000	Petrobras Global Finance BV, 5.38%, 1/27/21	423
27,000	Petrobras Global Finance BV, 6.13%, 1/17/22	29
1,380,000	Teva Pharmaceutical Finance Netherlands III BV, 6.75%, 3/01/28	1,432
715,000	VTR Finance BV 144A, 6.88%, 1/15/24 (a)	739
		4,851
Nigeria (USD) (1%)
216,000	Nigeria Government International Bond 144A, 6.50%, 11/28/27 (a)	207
230,000	Nigeria Government International Bond 144A, 7.63%, 11/21/25 (a)	239
		446
Panama (USD) (0%)
200,000	Banco General SA 144A, 4.13%, 8/07/27 (a)	189
Peru (PEN) (0%)
280,000	Peru Government Bond 144A, 5.94%, 2/12/29 PEN (a)	86
300,000	Peru Government Bond 144A, 6.15%, 8/12/32 PEN (a)	92
		178
Peru (USD) (5%)
197,520	ABY Transmision Sur SA 144A, 6.88%, 4/30/43 (a)	221
210,000	Banco de Credito del Peru/Panama 144A, (3 mo. LIBOR USD + 7.043%) 6.13%, 4/24/27 (a)(d)	222
385,000	Banco Internacional del Peru SAA Interbank 144A, (3 mo. LIBOR USD + 5.760%) 6.63%, 3/19/29 (a)(d)	410
440,000	Hunt Oil Co. of Peru LLC Sucursal Del Peru 144A, 6.38%, 6/01/28 (a)	465
220,000	Peru LNG Srl 144A, 5.38%, 3/22/30 (a)	222
200,000	SAN Miguel Industrias Pet SA 144A, 4.50%, 9/18/22 (a)	197
420,000	Scotiabank Peru SAA 144A, (3 mo. LIBOR USD + 3.856%) 4.50%, 12/13/27 (a)(d)	423
		2,160
Qatar (USD) (1%)
300,000	Ras Laffan Liquefied Natural Gas Co. Ltd. 3 144A, 5.84%, 9/30/27 (a)	327
Singapore (USD) (1%)
240,000	BOC Aviation Ltd. 144A, 2.75%, 9/18/22 (a)	232
200,000	Marble II Pte Ltd. 144A, 5.30%, 6/20/22 (a)	199
		431
Spain (USD) (1%)
360,000	AI Candelaria Spain SLU 144A, 7.50%, 12/15/28 (a)	355
Sri Lanka (USD) (1%)
230,000	Sri Lanka Government International Bond 144A, 5.88%, 7/25/22 (a)	227

84

Principal or Shares	Security Description	Value (000)
Thailand (USD) (0%)
200,000	Krung Thai Bank PCL/Cayman Islands, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 3.535%) 5.20%, 12/26/24 (d)	$202
Turkey (USD) (4%)
500,000	Akbank T.A.S. 144A, 5.00%, 10/24/22 (a)	477
230,000	Turkiye Garanti Bankasi AS 144A, 4.75%, 10/17/19 (a)	229
430,000	Turkiye Garanti Bankasi AS 144A, 5.25%, 9/13/22 (a)	414
210,000	Turkiye Is Bankasi 144A, 5.50%, 4/21/22 (a)	198
340,000	Turkiye Sise ve Cam Fabrikalari AS 144A, 4.25%, 5/09/20 (a)	337
		1,655
Ukraine (USD) (0%)
215,000	Ukraine Government International Bond 144A, 7.75%, 9/01/21 (a)	212
United Arab Emirates (USD) (5%)
240,000	Abu Dhabi Crude Oil Pipeline LLC 144A, 4.60%, 11/02/47 (a)	243
220,000	Abu Dhabi National Energy Co. PJSC 144A, 3.63%, 6/22/21 (a)	221
325,000	Acwa Power Management And Investments One Ltd. 144A, 5.95%, 12/15/39 (a)	320
215,000	Dolphin Energy Ltd. LLC 144A, 5.50%, 12/15/21 (a)	226
187,916	Dolphin Energy Ltd. LLC 144A, 5.89%, 6/15/19 (a)	189
200,000	DP World Ltd. 144A, 5.63%, 9/25/48 (a)	199
300,000	DP World Ltd. 144A, 6.85%, 7/02/37 (a)	351
280,000	Emirates Semb Corp. Water & Power Co. PJSC 144A, 4.45%, 8/01/35 (a)	273
200,000	Ruwais Power Co. PJSC 144A, 6.00%, 8/31/36 (a)	227
		2,249
United Kingdom (USD) (1%)
450,000	MARB BondCo PLC 144A, 6.88%, 1/19/25 (a)	432
200,000	Vedanta Resources PLC 144A, 7.13%, 5/31/23 (a)	195
		627
United States (IDR) (1%)
4,300,000,000	JPMorgan Chase Bank N.A. (Indonesia Treasury Bond) 144A, 5.63%, 5/17/23 IDR (a)	284
United States (NGN) (1%)
105,000,000	Citigroup Global Markets Holdings Inc. (Federal Republic of Nigeria) 144A, 0.00%, 2/18/19 NGN (a)	290
United States (USD) (12%)
445,000	California Resources Corp., 5.00%, 1/15/20	412
200,000	Dell International LLC/EMC Corp. 144A, 4.42%, 6/15/21 (a)	203
220,000	Energy Transfer Operating LP, 5.25%, 4/15/29	228
220,000	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 2.150%) 4.66%, 10/25/30 (d)	220
140,000	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 2.200%) 4.71%, 8/25/30 (d)	140

Principal or Shares	Security Description	Value (000)

215,000	Freddie Mac STACR Trust 2019-DNA1 144A, (1 mo. LIBOR USD + 2.650%) 5.16%, 1/25/49 (a)(d)	$215
215,000	Freddie Mac Structured Agency Credit Risk Debt Notes, (1 mo. LIBOR USD + 2.300%) 4.81%, 9/25/30 (d)	214
340,000	GOBP Holdings Inc. Term Loan 2L, (LIBOR USD 1-Month + 7.250%) 10.05%, 10/22/26 (e)	338
175,000	HCA Inc., 5.00%, 3/15/24	182
322,550	Nexeo Solutions LLC Term Loan B 1L, (LIBOR USD 1-Month + 3.250%) 6.00%, 6/09/23 (e)	322
285,000	STACR Trust 2018-HRP1 144A, (1 mo. LIBOR USD + 3.750%) 6.26%, 4/25/43 (a)(d)	289
350,000	Tacala Investment Corp. Term Loan 2L, (LIBOR USD 1-Month + 7.000%) 9.50%, 1/30/26 (e)	343
893,000	Terraform Global Operating LLC 144A, 6.13%, 3/01/26 (a)	855
755,000	Teva Pharmaceutical Finance IV LLC, 2.25%, 3/18/20	738
322,519	U.S. Foods Inc. Term Loan B 1L, (LIBOR USD 1-Month + 2.000%) 4.50%, 6/27/23 (e)	318
		5,017
Virgin Islands (British) (USD) (2%)
120,000	Arcos Dorados Holdings Inc. 144A, 5.88%, 4/04/27 (a)	120
400,000	Sinopec Group Overseas Development 2015 Ltd. 144A, 2.50%, 4/28/20 (a)	396
215,000	Studio City Co. Ltd. 144A, 5.88%, 11/30/19 (a)	219
200,000	Studio City Co. Ltd. 144A, 7.25%, 11/30/21 (a)	207

		942

Total Bonds (Cost - $42,905)		42,608

Investment Company (2%)
880,376	Payden Cash Reserves Money Market Fund *
	(Cost - $880)	880

Total Investments (Cost - $43,785) (100%)		43,488
Liabilities in excess of Other Assets (0%)		(133)

Net Assets (100%)		$43,355

*	Affiliated investment
(a)

Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(b)

All or a portion of these securities are on loan. At January 31, 2019, the total market value of the Fund’s securities on loan is $672 and the total market value of the collateral held by the Fund is $704. Amounts in 000s.

(c)	Perpetual security with no stated maturity date.
(d)	Floating rate security. The rate shown reflects the rate in effect at January 31, 2019.
(e)	Floating rate security. The rate shown reflects the rate in effect at January 31, 2019. The stated maturity is subject to prepayments.

85 Payden Mutual Funds

Schedule of Investments - January 31, 2019 (Unaudited)

Principal or Shares	Security Description	Value (000)
Stocks (95%)
Common Stock (82%)
Communication Services (3%)
580,300	Verizon Communications Inc.	$31,951

Consumer Discretionary (7%)
76,500	Home Depot Inc.	14,040
251,400	Las Vegas Sands Corp.	14,672
133,200	McDonald’s Corp.	23,813
189,800	Six Flags Entertainment Corp.	11,690
246,100	Starbucks Corp.	16,769

		80,984

Consumer Staple (7%)
202,400	Altria Group Inc.	9,989
103,400	Costco Wholesale Corp.	22,193
417,400	General Mills Inc.	18,549
108,400	PepsiCo Inc.	12,213
325,900	Philip Morris International Inc.	25,003

		87,947

Energy (7%)
191,100	Exxon Mobil Corp.	14,004
673,200	Kinder Morgan Inc./DE	12,185
244,200	ONEOK Inc.	15,680
172,700	Phillips 66	16,477
349,100	Targa Resources Corp.	15,015
150,900	Valero Energy Corp.	13,252

		86,613

Financial (17%)
103,700	Allianz SE	21,949
897,600	Bank of America Corp.	25,555
151,500	Bank of Montreal	11,088
255,800	BB&T Corp.	12,483
212,000	Citigroup Inc.	13,666
335,100	JPMorgan Chase & Co.	34,683
280,600	MetLife Inc.	12,815
582,800	Morgan Stanley	24,653
199,500	SunTrust Banks Inc.	11,854
423,200	Toronto-Dominion Bank	23,830
432,700	US. Bancorp	22,137

		214,713

Healthcare (12%)
127,000	AbbVie Inc.	10,197
127,000	Amgen Inc.	23,763
209,800	Eli Lilly & Co.	25,147
242,400	Gilead Sciences Inc.	16,970
85,300	Johnson & Johnson	11,352
436,100	Merck & Co. Inc.	32,459
705,700	Pfizer Inc.	29,957

		149,845

Industrial (9%)
59,800	Boeing Co.	23,060
451,100	Delta Air Lines Inc.	22,298
165,200	Emerson Electric Co.	10,816
96,400	Lockheed Martin Corp.	27,926
107,100	United Parcel Service Inc.	11,288
179,200	Waste Management Inc.	17,144

		112,532

Material (1%)
148,400	DowDuPont Inc.	7,986

Technology (13%)
562,500	Cisco Systems Inc.	26,601

Principal or Shares	Security Description	Value (000)

271,700	Intel Corp.	$12,802
361,500	Maxim Integrated Products Inc.	19,619
302,800	Microsoft Corp.	31,621
278,400	Paychex Inc.	19,711
375,000	QUALCOMM Inc.	18,570
207,500	Texas Instruments Inc.	20,891
63,400	Tokyo Electron Ltd.	9,100

		158,915

Utility (6%)
252,000	American Electric Power Co. Inc.	19,938
158,300	Consolidated Edison Inc.	12,292
113,500	DTE Energy Co.	13,365
148,900	Duke Energy Corp.	13,070
338,700	FirstEnergy Corp.	13,277

		71,942

Total Common Stock		1,003,428

Master Limited Partnership (8%)
746,400	Antero Midstream Partners LP	18,802
1,287,808	Energy Transfer LP	18,943
1,130,500	Enterprise Products Partners LP	31,281
379,100	Magellan Midstream Partners LP	23,296

Total Master Limited Partnership		92,322

Preferred Stock (1%)
95,700	Bank of America Corp., 6.625%	2,470
103,000	BB&T Corp., 5.625% (a)	2,657
208,000	Goldman Sachs Group Inc., 5.50%	5,219
110,900	US Bancorp, 6.50%	3,014

Total Preferred Stock		13,360

Real Estate Investment Trust (6%)
100,000	Alexandria Real Estate Equities Inc.	13,171
69,000	AvalonBay Communities Inc.	13,311
111,300	Crown Castle International Corp.	13,029
192,800	Digital Realty Trust Inc.	20,888
189,900	Prologis Inc.	13,134

Total Real Estate Investment Trust		73,533

Total Stocks (Cost - $1,034,103)		1,182,643

Corporate Bonds (3%)
3,050,000	CenterPoint Energy Inc., (3 mo. LIBOR USD + 3.270%) 6.13%, (b)(c)	3,052
1,906,000	CIT Group Inc., (3 mo. LIBOR USD + 3.972%) 5.80%, (b)(c)	1,824
6,000,000	Citigroup Inc., (3 mo. LIBOR USD + 3.423%) 6.30%, (b)(c)	6,084
6,100,000	Citizens Financial Group Inc., (3 mo. LIBOR USD + 3.003%) 6.00%, (b)(c)	5,812
6,000,000	Citizens Financial Group Inc., (3 mo. LIBOR USD + 3.157%) 6.38%, (b)(c)	5,907
6,000,000	General Motors Financial Co. Inc., (3 mo. LIBOR USD + 3.436%) 6.50%, (b)(c)	5,319
4,414,000	Huntington Bancshares Inc./OH, (3 mo. LIBOR USD + 2.880%) 5.70%, (b)(c)	4,171
2,800,000	Land O’ Lakes Inc. 144A, 7.00%, (b)(d)	2,693

Total Corporate Bonds (Cost - $35,853)		34,862

Investment Company (0%)
1,648,985	Payden Cash Reserves Money Market Fund * (Cost - $1,649)	1,649

86

Principal or Shares	Security Description	Value (000)

Total Investments (Cost - $1,071,605) (100%)		$ 1,219,154
Other Assets, net of Liabilities (0%)		1,114

Net Assets (100%)		$ 1,220,268

*	Affiliated investment
(a)

All or a portion of these securities are on loan. At January 31, 2019, the total market value of the Fund’s securities on loan is $26 and the total market value of the collateral held by the Fund is $27. Amounts in 000s.

(b)	Perpetual security with no stated maturity date.
(c)	Floating rate security. The rate shown reflects the rate in effect at January 31, 2019.
(d)

Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

Open Forward Currency Contracts to USD

Currency Purchased (000s)	Currency Sold (000s)	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) (000s)
Assets:
USD 7,348	JPY 793,400	Barclays Bank PLC	02/08/2019	$60

Liabilities:
USD 20,547	EUR 17,967	Citibank, N.A.	02/08/2019	(32)
USD 31,085	CAD 41,608	Royal Bank of Canada	02/08/2019	(588)

				(620)

Net Unrealized Appreciation (Depreciation)				$(560)

87    Payden Mutual Funds

Schedule of Investments - January 31, 2019 (Unaudited)

Principal or Shares	Security Description	Value (000)
Asset Backed (23%)
1,400,000	Apidos CLO XXI 144A, (3 mo. LIBOR USD + 0.930%) 3.71%, 7/18/27 (a)(b)	$ 1,388
1,050,000	Apidos CLO XXI 144A, (3 mo. LIBOR USD + 2.450%) 5.23%, 7/18/27 (a)(b)	999
370,000	Barings CLO Ltd. 2016-II 144A, (3 mo. LIBOR USD + 3.250%) 6.01%, 7/20/28 (a)(b)	367
1,050,000	Blackrock European CLO III DAC 144A, (3 mo. EURIBOR + 0.850%) 0.85%, 4/15/30 EUR (a)(b)(c)	1,199
250,000	Blackrock European CLO IV DAC 144A, (3 mo. EURIBOR + 1.300%) 1.30%, 7/15/30 EUR (a)(b)(c)	279
350,000	Blackrock European CLO IV DAC 144A, (3 mo. EURIBOR + 2.650%) 2.65%, 7/15/30 EUR (a)(b)(c)	380
850,000	BlueMountain Fuji US. Clo I Ltd., (3 mo. LIBOR USD + 1.700%) 4.46%, 7/20/29 (a)(d)	843
600,000	BSPRT 2018-FL4 Issuer Ltd. 144A, (1 mo. LIBOR USD + 1.050%) 3.56%, 9/15/35 (a)(b)	591
850,000	BSPRT 2018-FL4 Issuer Ltd. 144A, (1 mo. LIBOR USD + 1.300%) 3.81%, 9/15/35 (a)(b)	825
700,000	BSPRT 2018-FL4 Issuer Ltd. 144A, (1 mo. LIBOR USD + 1.600%) 4.11%, 9/15/35 (a)(b)	678
550,000	BSPRT 2018-FL4 Issuer Ltd. 144A, (1 mo. LIBOR USD + 2.100%) 4.61%, 9/15/35 (a)(b)	535
500,000	BSPRT 2018-FL4 Issuer Ltd. 144A, (1 mo. LIBOR USD + 2.750%) 5.26%, 9/15/35 (a)(b)	476
1,000,000	Carlyle Global Market Strategies Euro CLO 2015-2 DAC 144A, (3 mo. EURIBOR + 0.730%) 0.73%, 9/21/29 EUR (a)(b)(c)	1,143
500,000	Carlyle Global Market Strategies Euro CLO 2015-2 DAC 144A, (3 mo. EURIBOR + 2.700%) 2.70%, 9/21/29 EUR (a)(b)(c)	556
1,560,000	Cedar Funding II CLO Ltd. 144A, (3 mo. LIBOR USD + 1.230%) 4.00%, 6/09/30 (a)(b)	1,556
1,000,000	Cedar Funding VI CLO Ltd. 144A, (3 mo. LIBOR USD + 1.090%) 3.85%, 10/20/28 (a)(b)	995
1,000,000	Cedar Funding VI CLO Ltd. 144A, (3 mo. LIBOR USD + 1.600%) 4.36%, 10/20/28 (a)(b)	993
300,000	CIFC Funding 2013-III-R Ltd. 144A, (3 mo. LIBOR USD + 2.900%) 5.68%, 4/24/31 (a)(b)	285
350,000	Colombia Cent CLO 27 Ltd. 144A, (3 mo. LIBOR USD + 1.600%) 4.09%, 10/25/28 (a)(b)	346
968,820	Colony Starwood Homes 2016-2 Trust 144A, (1 mo. LIBOR USD + 1.250%) 3.76%, 12/17/33 (a)(b)	970
646,248	CoreVest American Finance 2018-2 Trust 144A, 4.03%, 11/15/52 (b)	656
1,671,458	Countrywide Asset-Backed Certificates, 4.69%, 10/25/46 (e)	1,633
985,000	Domino’s Pizza Master Issuer LLC 144A, 3.08%, 7/25/47 (b)	963

Principal or Shares	Security Description	Value (000)

1,300,000	Dryden 39 Euro CLO 2015 BV 144A, (3 mo. EURIBOR + 0.870%) 0.87%, 10/15/31 EUR (a)(b)(c)	$ 1,482
687,750	FOCUS Brands Funding LLC 144A, 3.86%, 4/30/47 (b)	698
150,187	GE-WMC Asset-Backed Pass-Through Certificates Series 2005-2, (1 mo. LIBOR USD + 0.250%) 2.76%, 12/25/35 (a)	149
800,000	Greystone Commercial Real Estate Notes 2018-HC1 Ltd. 144A, (1 mo. LIBOR USD + 1.550%) 4.06%, 9/15/28 (a)(b)	791
350,000	Greystone Commercial Real Estate Notes 2018-HC1 Ltd. 144A, (1 mo. LIBOR USD + 2.150%) 4.66%, 9/15/28 (a)(b)	345
500,000	Greystone Commercial Real Estate Notes 2018-HC1 Ltd. 144A, (1 mo. LIBOR USD + 2.650%) 5.16%, 9/15/28 (a)(b)	490
700,000	Grippen Park CLO Ltd. 144A, (3 mo. LIBOR USD + 3.300%) 6.06%, 1/20/30 (a)(b)	687
500,000	Halcyon Loan Advisors Funding 2015-2 Ltd. 144A, (3 mo. LIBOR USD + 1.650%) 4.42%, 7/25/27 (a)(b)	494
750,000	Hunt CRE 2018-FL2 Ltd. 144A, (1 mo. LIBOR USD + 2.350%) 4.86%, 8/15/28 (a)(b)	736
1,027,688	JFIN CLO 2014 Ltd. 144A, (3 mo. LIBOR USD + 0.950%) 3.71%, 4/21/25 (a)(b)	1,025
350,000	JFIN CLO 2014 Ltd. 144A, (3 mo. LIBOR USD + 1.450%) 4.21%, 4/21/25 (a)(b)	346
850,000	KREF 2018-FL1 Ltd. 144A, (1 mo. LIBOR USD + 1.100%) 3.61%, 6/15/36 (a)(b)	844
400,000	KREF 2018-FL1 Ltd. 144A, (1 mo. LIBOR USD + 1.350%) 3.86%, 6/15/36 (a)(b)	395
250,000	KREF 2018-FL1 Ltd. 144A, (1 mo. LIBOR USD + 1.600%) 4.11%, 6/15/36 (a)(b)	247
250,000	KREF 2018-FL1 Ltd. 144A, (1 mo. LIBOR USD + 2.000%) 4.51%, 6/15/36 (a)(b)	246
131,507	L.A. Arena Funding LLC 144A, 7.66%, 12/15/26 (b)	137
1,000,000	LCM XX LP 144A, (3 mo. LIBOR USD + 1.040%) 3.80%, 10/20/27 (a)(b)	994
250,000	Madison Park Funding XIII Ltd. 144A, (3 mo. LIBOR USD + 2.850%) 5.61%, 4/19/30 (a)(b)	244
1,100,000	Magnetite IX Ltd. 144A, (3 mo. LIBOR USD + 1.500%) 4.27%, 7/25/26 (a)(b)	1,096
1,000,000	Marathon CRE 2018 FL1 Ltd. 144A, (1 mo. LIBOR USD + 1.150%) 3.66%, 6/15/28 (a)(b)	989
250,000	Marathon CRE 2018 FL1 Ltd. 144A, (1 mo. LIBOR USD + 1.550%) 4.06%, 6/15/28 (a)(b)	247
750,000	Octagon Investment Partners 25 Ltd. 144A, (3 mo. LIBOR USD + 0.800%) 3.56%, 10/20/26 (a)(b)	746
700,000	OZLM XII Ltd. 144A, (3 mo. LIBOR USD + 1.600%) 4.35%, 4/30/27 (a)(b)	692
450,000	OZLM XII Ltd. 144A, (3 mo. LIBOR USD + 3.000%) 5.75%, 4/30/27 (a)(b)	438

88

Principal or Shares	Security Description	Value (000)

700,000	OZLM XIII Ltd. 144A, (3 mo. LIBOR USD + 3.000%) 5.75%, 7/30/27 (a)(b)	$680
598,500	Planet Fitness Master Issuer LLC 144A, 4.26%, 9/05/48 (b)	603
1,250,000	Regatta VII Funding Ltd. 144A, (3 mo. LIBOR USD + 1.060%) 3.85%, 12/20/28 (a)(b)	1,247
450,000	Regatta VII Funding Ltd. 144A, (3 mo. LIBOR USD + 2.000%) 4.79%, 12/20/28 (a)(b)	445
1,000,000	Shackleton 2015-VIII CLO Ltd. 144A, (3 mo. LIBOR USD + 0.920%) 3.70%, 10/20/27 (a)(b)	993
1,250,000	Taco Bell Funding LLC 144A, 4.32%, 11/25/48 (b)	1,269
600,000	Taco Bell Funding LLC 144A, 4.94%, 11/25/48 (b)	607
1,055,141	Thacher Park CLO Ltd. 144A, (3 mo. LIBOR USD + 1.160%) 3.92%, 10/20/26 (a)(b)	1,055
400,000	THL Credit Wind River 2015-2 CLO Ltd. 144A, (3 mo. LIBOR USD + 0.870%) 3.66%, 10/15/27 (a)(b)	398
200,000	TPG Real Estate Finance 2018-FL2 Issuer Ltd. 144A, (1 mo. LIBOR USD + 2.300%) 4.81%, 11/15/37 (a)(b)	198
900,000	Venture XVII CLO Ltd. 144A, (3 mo. LIBOR USD + 0.880%) 3.67%, 4/15/27 (a)(b)	894
800,000	Westlake Automobile Receivables Trust 2018-3 144A, 4.00%, 10/16/23 (b)	809
550,000	Wingstop Funding 2018-1 LLC 144A, 4.97%, 12/05/48 (b)	564

Total Asset Backed (Cost - $43,432)		42,976

Bank Loans(f) (6%)
313,950	Air Canada Term Loan B 1L, (LIBOR USD 1-Month + 2.000%) 4.50%, 10/06/23	313
130,000	American Airlines Inc. Term Loan B 1L, (LIBOR USD 1-Month + 2.000%) 4.51%, 12/14/23	126
932,663	Aramark Services Inc. Term Loan B3 1L, (LIBOR USD 1-Month + 1.750%) 4.25%, 3/11/25	928
693,254	Axalta Coating Systems U.S. Holdings Inc. Term Loan B3 1L, (LIBOR USD 1-Month + 1.750%) 4.55%, 6/03/24	682
724,889	Berry Global Inc. Term Loan T 1L, (LIBOR USD 1-Month + 1.750%) 4.27%, 1/06/21	722
219,437	CDW LLC Term Loan B 1L, (LIBOR USD 1-Month + 1.750%) 4.28%, 8/17/23	219
698,187	Change Healthcare Holdings LLC Term Loan B 1L, (LIBOR USD 1-Month + 2.750%) 5.25%, 3/01/24	684
1,287,000	Charter Communications Operating LLC Term Loan B 1L, (LIBOR USD 1-Month + 2.000%) 4.50%, 4/30/25	1,272
469,561	Crown Americas LLC Term B Loan 1L, (LIBOR USD 1-Month + 2.000%) 4.51%, 4/03/25	470
700,000	Eldorado Resorts Inc. Term Loan B 1L, (LIBOR USD 1-Month + 2.250%) 4.81%, 4/17/24	693
683,279	HCA Inc. Term Loan B11 1L, (LIBOR USD 1-Month + 1.750%) 4.25%, 3/18/23	681

Principal or Shares	Security Description	Value (000)

683,279	KFC Holding Co. Term Loan B 1L, (LIBOR USD 1-Month + 1.750%) 4.26%, 4/03/25	$679
533,642	Live Nation Entertainment Inc. Term Loan B3 1L, (LIBOR USD 1-Month + 1.750%) 4.31%, 10/31/23	532
370,000	Marriott Ownership Resorts Inc. Term Loan B 1L, (LIBOR USD 1-Month + 2.250%) 4.75%, 8/29/25	368
626,091	Sabre GLBL Inc. Term Loan B 1L, (LIBOR USD 1-Month + 2.000%) 4.50%, 2/22/24	619
374,060	SBA Senior Finance II LLC Term Loan B 1L, (LIBOR USD 1-Month + 2.000%) 4.53%, 4/11/25	368
693,232	Vistra Operations Co. LLC Term Loan B1 1L, (LIBOR USD 1-Month + 2.000%) 4.50%, 8/04/23	684
690,000	WMG Acquisition Corp. Term Loan F 1L, (LIBOR USD 1-Month + 2.125%) 4.62%, 11/01/23	679
688,275	Wyndham Hotels & Resorts Inc. Term Loan B 1L, (LIBOR USD 1-Month + 1.750%) 4.25%, 5/30/25	678

Total Bank Loans (Cost - $11,337)		11,397

Commercial Paper (2%)
1,900,000	Centerpoint Energy Inc., 0.00%, 2/25/19 (g)	1,896
1,900,000	Consolidated Edison Inc., 0.00%, 2/07/19 (g)	1,899

Total Commercial Paper (Cost - $3,796)		3,795

Corporate Bond (19%)
750,000	ADCB Finance Cayman Ltd. 144A, 4.00%, 3/29/23 (b)	752
575,000	Alcoa Nederland Holding BV 144A, 6.75%, 9/30/24 (b)	602
780,000	Ally Financial Inc., 4.25%, 4/15/21	787
400,000	Anheuser-Busch InBev Worldwide Inc., 4.15%, 1/23/25	411
750,000	Ares Capital Corp., 3.50%, 2/10/23	714
440,000	AT&T Inc., (3 mo. LIBOR USD + 1.180%) 3.96%, 6/12/24 (a)	436
730,000	Athene Global Funding 144A, 4.00%, 1/25/22 (b)	739
350,000	Banco del Estado de Chile 144A, 2.67%, 1/08/21 (b)	344
590,000	Bank of America Corp., (3 mo. LIBOR USD + 1.160%) 3.12%, 1/20/23 (a)	588
300,000	Bank of Scotland PLC, 9.38%, 5/15/21 GBP (c)(d)	453
950,000	Barclays PLC, (3 mo. LIBOR USD + 1.400%) 4.61%, 2/15/23 (a)	955
550,000	BNP Paribas SA 144A, 2.95%, 5/23/22 (b)	539
305,000	CDW LLC/CDW Finance Corp., 5.50%, 12/01/24	317
120,000	Centene Corp., 4.75%, 5/15/22	123
500,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 4.50%, 2/01/24	510

89 Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

170,000	Cheniere Corpus Christi Holdings LLC, 5.88%, 3/31/25	$ 179
395,000	Cigna Corp. 144A, 3.40%, 9/17/21 (b)(h)	397
275,000	Cigna Corp. 144A, 3.75%, 7/15/23 (b)	279
400,000	CIT Group Inc., 4.75%, 2/16/24	405
600,000	Citigroup Inc., 2.90%, 12/08/21	597
310,000	Covanta Holding Corp., 5.88%, 3/01/24	310
575,000	CSC Holdings LLC, 8.63%, 2/15/19	577
450,000	CVS Health Corp., 3.70%, 3/09/23	454
710,000	Dell International LLC/EMC Corp. 144A, 4.42%, 6/15/21 (b)	723
450,000	Dollar Tree Inc., 3.70%, 5/15/23	445
250,000	El Corte Ingles SA 144A, 3.00%, 3/15/24 EUR (b)(c)	292
310,000	Encompass Health Corp., 5.75%, 11/01/24	315
700,000	Energy Transfer Operating LP, 4.50%, 4/15/24	714
450,000	Energy Transfer Operating LP, 5.20%, 2/01/22 (h)	468
670,000	EQM Midstream Partners LP, 4.75%, 7/15/23	680
250,000	Equinix Inc., 2.88%, 3/15/24 EUR (c)	290
377,000	First Data Corp. 144A, 5.38%, 8/15/23 (b)	385
600,000	Ford Motor Credit Co. LLC, 2.98%, 8/03/22	557
840,000	General Motors Financial Co. Inc., (3 mo. LIBOR USD + 1.310%) 4.11%, 6/30/22 (a)	822
1,200,000	Goldman Sachs Group Inc., (3 mo. LIBOR USD + 1.050%) 3.80%, 6/05/23 (a)	1,195
315,000	Goodyear Tire & Rubber Co., 5.13%, 11/15/23 (h)	315
535,000	HSBC Holdings PLC, (3 mo. LIBOR USD + 0.650%) 3.43%, 9/11/21 (a)	535
310,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.88%, 2/01/22	314
350,000	Indonesia Asahan Aluminium Persero PT 144A, 5.23%, 11/15/21 (b)	362
300,000	Indonesia Asahan Aluminium Persero PT 144A, 5.71%, 11/15/23 (b)	316
475,000	ING Groep NV, 4.10%, 10/02/23	481
435,000	International Lease Finance Corp., 4.63%, 4/15/21	441
335,000	Iron Mountain Inc., 5.75%, 8/15/24	334
310,000	iStar Inc., 4.63%, 9/15/20	308
185,000	James Hardie International Finance DAC 144A, 3.63%, 10/01/26 EUR (b)(c)	209
700,000	JPMorgan Chase & Co., (3 mo. LIBOR USD + 1.000%) 4.02%, 12/05/24 (a)	718
565,000	Kinder Morgan Inc./DE 144A, 5.00%, 2/15/21 (b)	583
465,000	Level 3 Financing Inc., 5.13%, 5/01/23	463
600,000	Lloyds Banking Group PLC, (3 mo. LIBOR USD + 0.810%) 2.91%, 11/07/23 (a)	577
680,000	Macquarie Group Ltd. 144A, (3 mo. LIBOR USD + 1.023%) 3.19%, 11/28/23 (a)(b)	658
345,000	Microchip Technology Inc. 144A, 3.92%, 6/01/21 (b)	342
650,000	Morgan Stanley, (3 mo. LIBOR USD + 0.930%) 3.69%, 7/22/22 (a)	652
310,000	MPT Operating Partnership LP/MPT Finance Corp., 5.50%, 5/01/24	318

Principal or Shares	Security Description	Value (000)

1,100,000	Nordea Bank Abp 144A, 4.88%, 5/13/21 (b)	$ 1,126
455,000	ONEOK Inc., 4.25%, 2/01/22	463
500,000	Pertamina Persero PT, 5.25%, 5/23/21 (d)(h)	516
750,000	Sabine Pass Liquefaction LLC, 5.75%, 5/15/24	807
300,000	Santander Holdings USA Inc., 4.45%, 12/03/21	305
320,000	SBA Communications Corp., 4.00%, 10/01/22	318
320,000	SMBC Aviation Capital Finance DAC 144A, 4.13%, 7/15/23 (b)	323
880,000	Smithfield Foods Inc. 144A, 3.35%, 2/01/22 (b)	840
288,750	Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC 144A, 3.36%, 9/20/21 (b)	288
455,000	Sunoco LP/Sunoco Finance Corp., 4.88%, 1/15/23	449
550,000	Takeda Pharmaceutical Co. Ltd. 144A, 0.38%, 11/21/20 EUR (b)(c)	629
400,000	Takeda Pharmaceutical Co. Ltd. 144A, 1.13%, 11/21/22 EUR (b)(c)	464
350,000	Takeda Pharmaceutical Co. Ltd. 144A, 4.00%, 11/26/21 (b)	357
150,000	Teva Pharmaceutical Finance IV LLC, 2.25%, 3/18/20	147
350,000	Teva Pharmaceutical Finance Netherlands II BV, 3.25%, 4/15/22 EUR (c)	415
200,000	Teva Pharmaceutical Finance Netherlands II BV, 4.50%, 3/01/25 EUR (c)	241
150,000	Teva Pharmaceutical Finance Netherlands III BV, 1.70%, 7/19/19	148
920,000	Teva Pharmaceutical Finance Netherlands III BV, 2.20%, 7/21/21	870
320,000	United Continental Holdings Inc., 4.25%, 10/01/22 (h)	316
260,000	Universal Health Services Inc. 144A, 4.75%, 8/01/22 (b)	263
400,000	Volkswagen Group of America Finance LLC 144A, 3.88%, 11/13/20 (b)	405

Total Corporate Bond (Cost - $36,099)		35,970

Foreign Government (7%)
1,500,000	Dominican Republic International Bond 144A, 7.50%, 5/06/21 (b)	1,558
500,000	Egypt Government International Bond 144A, 5.58%, 2/21/23 (b)	486
250,000	Egypt Government International Bond 144A, 5.75%, 4/29/20 (b)	253
350,000	Egypt Government International Bond 144A, 6.13%, 1/31/22 (b)	350
457,000	Fondo MIVIVIENDA SA, 3.50%, 1/31/23 (d)	452
1,020,000	Georgia Government International Bond, 6.88%, 4/12/21 (d)	1,082
500,000	Ghana Government International Bond 144A, 7.88%, 8/07/23 (b)	521
381,000	Guatemala Government Bond 144A, 5.75%, 6/06/22 (b)	400
300,000	Guatemala Government Bond, 5.75%, 6/06/22 (d)	315

90

Principal or Shares	Security Description	Value (000)

870,000	Honduras Government International Bond 144A, 8.75%, 12/16/20 (b)	$937
700,000	Kazakhstan Government International Bond 144A, 1.55%, 11/09/23 EUR (b)(c)	817
1,030,000	Kenya Government International Bond 144A, 5.88%, 6/24/19 (b)	1,036
510,000	Mongolia Government International Bond 144A, 10.88%, 4/06/21 (b)	568
600,000	Nigeria Government International Bond, 6.75%, 1/28/21 (d)	619
1,050,000	Perusahaan Penerbit SBSN Indonesia III 144A, 3.40%, 3/29/22 (b)	1,044
500,000	Republic of Armenia International Bond 144A, 6.00%, 9/30/20 (b)	512
1,100,000	Republic of South Africa Government International Bond, 5.50%, 3/09/20	1,121
308,000	Senegal Government International Bond 144A, 8.75%, 5/13/21 (b)	334
860,000	Sri Lanka Government International Bond 144A, 6.25%, 10/04/20 (b)	866
850,000	Ukraine Government International Bond, 7.75%, 9/01/19 (d)	852

Total Foreign Government (Cost - $14,134)		14,123

Mortgage Backed (32%)
327,806	Alternative Loan Trust 2006-31CB, 6.00%, 11/25/36	276
171,030	Alternative Loan Trust 2006-31CB, 6.00%, 11/25/36	144
323,937	Alternative Loan Trust 2006-J5, 6.50%, 9/25/36	275
2,216,790	Alternative Loan Trust 2007-12T1, 6.00%, 6/25/37	1,642
219,746	Alternative Loan Trust 2007-5CB, 6.00%, 4/25/37	181
1,437,334	American Home Mortgage Assets Trust 2007-2, (1 mo. LIBOR USD + 0.125%) 2.64%, 3/25/47 (a)	1,317
200,000	AREIT 2018-CRE2 Trust 144A, (1 mo. LIBOR USD + 1.400%) 3.91%, 11/14/35 (a)(b)	195
385,992	Banc of America Funding 2005-H Trust, 4.31%, 11/20/35 (e)	342
8,366,054	BANK 2018-BNK13, 0.52%, 8/15/61 (e)	294
397,285	BDS 2018-FL2 144A, (1 mo. LIBOR USD + 0.950%) 3.46%, 8/15/35 (a)(b)	392
300,000	BDS 2018-FL2 144A, (1 mo. LIBOR USD + 1.400%) 3.91%, 8/15/35 (a)(b)	294
16,340,740	BENCHMARK 2018-B4, 0.54%, 7/15/51 (e)	604
1,020,000	Caesars Palace Las Vegas Trust 2017-VICI 144A, 4.35%, 10/15/34 (b)(e)	1,014
600,000	CGDBB Commercial Mortgage Trust 2017-BIOC 144A, (1 mo. LIBOR USD + 2.150%) 4.66%, 7/15/32 (a)(b)	587
490,381	Chase Mortgage Finance Corp., 6.00%, 5/25/37	368
120,086	CHL Mortgage Pass-Through Trust 2005-18, 5.50%, 10/25/35	103
801,531	CHL Mortgage Pass-Through Trust 2006-HYB1, 4.10%, 3/20/36 (e)	748

Principal or Shares	Security Description	Value (000)

611,776	CHL Mortgage Pass-Through Trust 2007-HYB2, 3.90%, 2/25/47 (e)	$ 546
1,084,808	Countrywide Alternative Loan Trust, 6.00%, 4/25/37	896
657,446	Countrywide Alternative Loan Trust, 6.00%, 4/25/37	543
787,974	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 4.000%) 6.51%, 5/25/25 (a)	858
1,050,000	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 4.250%) 6.76%, 1/25/29 (a)	1,169
536,359	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 4.550%) 7.06%, 2/25/25 (a)	577
372,248	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 5.000%) 7.51%, 7/25/25 (a)	413
588,396	First Horizon Alternative Mortgage Securities Trust 2006-AA5, 4.25%, 9/25/36 (e)	541
1,117,864	Flagstar Mortgage Trust 2018-1 144A, 3.50%, 3/25/48 (b)(e)	1,114
900,000	Freddie Mac Stacr Trust 2018-HQA2 144A, (1 mo. LIBOR USD + 2.300%) 4.81%, 10/25/48 (a)(b)	892
400,000	Freddie Mac STACR Trust 2019-DNA1 144A, (1 mo. LIBOR USD + 2.650%) 5.16%, 1/25/49 (a)(b)	400
700,000	Freddie Mac Structured Agency Credit Risk Debt Notes 144A, 4.17%, 8/25/48 (b)(e)	656
473,349	Freddie Mac Structured Agency Credit Risk Debt Notes 144A, 4.17%, 8/25/48 (b)(e)	475
1,000,000	Freddie Mac Structured Agency Credit Risk Debt Notes, (1 mo. LIBOR USD + 2.300%) 4.81%, 9/25/30 (a)	994
1,250,000	Freddie Mac Structured Agency Credit Risk Debt Notes, (1 mo. LIBOR USD + 4.600%) 7.11%, 12/25/42 (a)	1,336
500,000	Freddie Mac Structured Agency Credit Risk Debt Notes, (1 mo. LIBOR USD + 4.700%) 7.21%, 3/25/28 (a)	567
1,450,000	GAHR Commercial Mortgage Trust 2015-NRF 144A, 3.38%, 12/15/34 (b)(e)	1,421
400,000	GAHR Commercial Mortgage Trust 2015-NRF 144A, 3.38%, 12/15/34 (b)(e)	394
868,157	GSMPS Mortgage Loan Trust 2005-RP2 144A, (1 mo. LIBOR USD + 0.350%) 2.86%, 3/25/35 (a)(b)	816
285,103	HarborView Mortgage Loan Trust 2004-10, 4.24%, 1/19/35 (e)	282
74,174	HomeBanc Mortgage Trust 2004-1, (1 mo. LIBOR USD + 0.860%) 3.37%, 8/25/29 (a)	71
206,249	IndyMac Index Mortgage Loan Trust 2005-AR13, 3.99%, 8/25/35 (e)	186
450,000	InTown Hotel Portfolio Trust 2018-STAY 144A, (1 mo. LIBOR USD + 3.100%) 5.61%, 1/15/33 (a)(b)	449
42,313	JP Morgan Alternative Loan Trust, (1 mo. LIBOR USD + 0.170%) 2.68%, 8/25/36 (a)	42

91 Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

1,400,000	JP Morgan Chase Commercial Mortgage Securities Trust 2018-BCON 144A, 3.76%, 1/05/31 (b)(e)	$ 1,358
430,000	JP Morgan Chase Commercial Mortgage Securities Trust 2018-PHH 144A, (1 mo. LIBOR USD + 1.160%) 3.67%, 6/15/35 (a)(b)	428
111,785	JP Morgan Mortgage Trust, 6.00%, 7/25/36	96
467,234	JP Morgan Mortgage Trust, 6.00%, 6/25/37	361
288,114	JP Morgan Mortgage Trust 2014-IVR3 144A, 3.00%, 9/25/44 (b)(e)	288
2,360,388	JP Morgan Mortgage Trust 2017-5 144A, 3.18%, 10/26/48 (b)(e)	2,355
570,000	Madison Avenue Trust 2013-650M 144A, 4.03%, 10/12/32 (b)(e)	562
92,753	MLCC Mortgage Investors Inc., 4.27%, 2/25/36 (e)	93
3,990,515	Morgan Stanley Capital I Trust 2018-H3, 0.84%, 7/15/51 (e)	236
617,391	Morgan Stanley Mortgage Loan Trust, 3.78%, 1/25/35 (e)	601
779,539	New Residential Mortgage Loan Trust 2014-3 144A, 5.66%, 11/25/54 (b)(e)	829
1,148,761	New Residential Mortgage Loan Trust 2017-5 144A, (1 mo. LIBOR USD + 1.500%) 4.01%, 6/25/57 (a)(b)	1,173
98,894	Prime Mortgage Trust, 5.00%, 10/25/35	96
1,193,340	RALI Series 2005-QA7 Trust, 4.43%, 7/25/35 (e)	1,104
1,131,496	RALI Series 2005-QS14 Trust, 6.00%, 9/25/35	1,065
118,764	RALI Series 2006-QS4 Trust, 6.00%, 4/25/36	110
523,788	RALI Series 2007-QS1 Trust, 6.00%, 1/25/37	485
1,030,900	RALI Series 2007-QS2 Trust, 6.25%, 1/25/37	946
401,892	Residential Asset Securitization Trust 2006-A8, 6.00%, 8/25/36	329
1,473,771	Ripon Mortgages PLC 144A, (3 mo. LIBOR GBP + 0.800%) 1.69%, 8/20/56 GBP (a)(b)(c)	1,920
500,000	STACR Trust 2018-DNA3 144A, (1 mo. LIBOR USD + 2.100%) 4.61%, 9/25/48 (a)(b)	492
2,790,341	STACR Trust 2018-HRP1 144A, (1 mo. LIBOR USD + 1.650%) 4.16%, 4/25/43 (a)(b)	2,815
800,000	STACR Trust 2018-HRP1 144A, (1 mo. LIBOR USD + 3.750%) 6.26%, 4/25/43 (a)(b)	810
998,258	STACR Trust 2018-HRP1 144A, (1 mo. LIBOR USD + 11.750%) 14.26%, 4/25/43 (a)(b)	1,209
550,000	STACR Trust 2018-HRP2 144A, (1 mo. LIBOR USD + 0.850%) 3.36%, 2/25/47 (a)(b)	550
550,000	STACR Trust 2018-HRP2 144A, (1 mo. LIBOR USD + 1.250%) 3.76%, 2/25/47 (a)(b)	551
1,900,000	STACR Trust 2018-HRP2 144A, (1 mo. LIBOR USD + 2.400%) 4.91%, 2/25/47 (a)(b)	1,923
700,000	STACR Trust 2018-HRP2 144A, (1 mo. LIBOR USD + 10.500%) 13.01%, 2/25/47 (a)(b)	754
223,226	Structured Adjustable Rate Mortgage Loan Trust, 4.18%, 12/25/35 (e)	185
24,473	Structured Adjustable Rate Mortgage Loan Trust, 4.25%, 8/25/34 (e)	24

Principal or Shares	Security Description	Value (000)

206,393	Structured Adjustable Rate Mortgage Loan Trust, 4.47%, 8/25/34 (e)	$ 204
2,782,723	Structured Asset Mortgage Investments II Trust 2006-AR7, (1 mo. LIBOR USD + 0.210%) 2.72%, 8/25/36 (a)	2,578
1,036,433	Structured Asset Mortgage Investments Inc., (1 mo. LIBOR USD + 0.310%) 2.82%, 12/25/35 (a)	1,003
719,557	Structured Asset Mortgage Investments Inc., (1 mo. LIBOR USD + 0.700%) 3.20%, 1/19/34 (a)	703
310,068	Structured Asset Mortgage Investments Inc., 3.69%, 5/25/36 (e)	191
1,299	Structured Asset Mortgage Investments Trust 2003-C1, 2.90%, 7/25/32 (e)	1
519,055	Vendee Mortgage Trust IO, 3.75%, 12/15/33	18
600,000	VMC Finance 2018-FL2 LLC 144A, (1 mo. LIBOR USD + 0.920%) 3.43%, 10/15/35 (a)(b)	595
128,628	WaMu Mortgage Pass-Through Certificates, (12 mo. Federal Reserve Cumulative Average USD + 0.940%) 3.10%, 5/25/46 (a)	129
276,251	WaMu Mortgage Pass-Through Certificates, 3.46%, 10/25/36 (e)	256
747,981	WaMu Mortgage Pass-Through Certificates, 3.56%, 7/25/37 (e)	670
499,551	WaMu Mortgage Pass-Through Certificates, 3.60%, 9/25/36 (e)	443
417,274	WaMu Mortgage Pass-Through Certificates, 3.68%, 2/25/37 (e)	388
496,524	WaMu Mortgage Pass-Through Certificates, 3.88%, 10/25/36 (e)	481
1,267,577	WaMu Mortgage Pass-Through Certificates Series 2005-AR11 Trust, (1 mo. LIBOR USD + 0.320%) 2.83%, 8/25/45 (a)	1,263
939,246	WaMu Mortgage Pass-Through Certificates Series 2006-AR10 Trust, 3.87%, 9/25/36 (e)	884
424,772	WaMu Mortgage Pass-Through Certificates Series 2006-AR19 Trust, (Cost of Funds for the 11th District of San Francisco + 1.250%) 2.33%, 1/25/47 (a)	416
1,754,956	WaMu Mortgage Pass-Through Certificates Series 2007-HY1 Trust, 3.66%, 2/25/37 (e)	1,718
400,000	Wells Fargo Commercial Mortgage Trust 2017-SMP 144A, (1 mo. LIBOR USD + 1.650%) 4.16%, 12/15/34 (a)(b)	400
10,769,970	Wells Fargo Commercial Mortgage Trust 2018-C46, 0.95%, 8/15/51 (e)	665
Total Mortgage Backed (Cost - $60,337)		61,168

U.S. Treasury (0%)
200,000	U.S. Treasury Note, 2.50%, 6/30/20 (i)(j)	200
500,000	U.S. Treasury Note, 2.63%, 8/31/20 (i)	501
Total U.S. Treasury (Cost - $698)		701

Stocks (8%)
Common Stock (6%)
5,300	Amgen Inc.	992
37,000	Bank of America Corp.	1,053
3,200	Boeing Co.	1,234

92

Principal or Shares	Security Description	Value (000)

22,000	Cisco Systems Inc.	$1,040
4,600	Costco Wholesale Corp.	987
19,300	Delta Air Lines Inc.	954
7,200	International Business Machines Corp.	968
9,700	JPMorgan Chase & Co.	1,004
3,200	Lockheed Martin Corp.	927
10,000	Microsoft Corp.	1,044
9,200	PepsiCo Inc.	1,037
24,300	Pfizer Inc.	1,031
		12,271

Master Limited Partnership (1%)
37,700	Enterprise Products Partners LP	1,043
15,600	Magellan Midstream Partners LP	959
		2,002
Real Estate Investment Trust (1%)
9,300	Digital Realty Trust Inc.	1,008
Total Stocks (Cost - $15,279)		15,281
Investment Company (6%)
10,655,795	Payden Cash Reserves Money Market Fund * (Cost - $10,656)	10,656

Purchase Options (0%)
Total Purchased Options (Cost - $38)		17
Purchased Swaptions (0%)
Total Purchased Swaptions (Cost - $351)		688
Total Investments, Before Options Written (Cost - $196,157) (103%)		196,772

Principal or Shares	Security Description	Value (000)
Written Swaptions (-1%)
Total Written Swaptions (Cost - $(298))		$(630)

Total Investments (Cost - $195,859) (102%)		196,142
Liabilities in excess of Other Assets (-2%)		(4,578)

Net Assets (100%)		$191,564

*	Affiliated investment
(a)	Floating rate security. The rate shown reflects the rate in effect at January 31, 2019.
(b)

Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(c)	Principal in foreign currency.
(d)

Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(e)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(f)	Floating rate security. The rate shown reflects the rate in effect at January 31, 2019. The stated maturity is subject to prepayments.
(g)	Yield to maturity at time of purchase.
(h)

All or a portion of these securities are on loan. At January 31, 2019, the total market value of the Fund’s securities on loan is $1,155 and the total market value of the collateral held by the Fund is $1,191. Amount in 000s.

(i)	All or a portion of security has been pledged in connection with outstanding centrally cleared swaps.
(j)	All or a portion of the security is pledged to cover futures contract margin requirements.

Purchase Options

Description	Number of Contracts	Notional Amount (000s)	Exercise Price	Maturity Date	Value (000s)	Call/Put
Exchange Traded Options Purchase — 0.0%
S & P 500 Index	72	$19,470	2200.00	02/15/2019	$3	Put
S & P 500 Index	93	25,148	2275.00	02/28/2019	14	Put

Total Purchase Options		$44,618			$17

Purchased Swaptions

Description	Counterparty	Notional Amount (000s)	Expiration date	Value (000s)	Call/Put
Purchased Call Swaptions 0.0%
1-Year Interest Rate Swap, 6/26/20, Pay Fixed 3.15%	Barclays Bank PLC	$61,400	06/26/2020	$436	Call
Semi-Annually, Receive Pay Variable Quarterly, 3-Month USD LIBOR
2-Year Interest Rate Swap, 9/27/19, Pay Fixed 2.975%	Barclays Bank PLC	26,800	09/27/2019	252	Call
Semi-Annually, Receive Pay Variable Quarterly, 3-Month USD LIBOR

Total Swaptions				$688

93    Payden Mutual Funds

Written Swaptions

Description	Counterparty	Notional Amount (000s)	Expiration date	Value (000s)	Call/Put
Written Call Swaptions 0.0%
1-Year Interest Rate Swap, 6/26/19, Pay Fixed 3.15%	Barclays Bank PLC	$61,400	06/26/2019	$(404)	Call
Semi-Annually, Receive Pay Variable Quarterly, 3-Month USD LIBOR
5-Year Interest Rate Swap, 9/27/19, Pay Fixed 2.90%	Barclays Bank PLC	11,200	09/27/2019	(226)	Call
Semi-Annually, Receive Pay Variable Quarterly, 3-Month USD LIBOR

Total Swaptions				$(630)

Open Forward Currency Contracts to USD

Currency Purchased (000s)	Currency Sold (000s)	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) (000s)

Assets:
AUD 4,034	USD 2,901	Barclays Bank PLC	04/16/2019	$35

Liabilities:
EUR 3,378	USD 3,891	BNP PARIBAS	04/10/2019	(1)
USD 2,900	NZD 4,288	Barclays Bank PLC	04/16/2019	(69)
USD 8,399	EUR 7,344	Citibank, N.A.	02/08/2019	(13)
USD 2,411	GBP 1,893	HSBC Bank USA, N.A.	02/08/2019	(72)

				(155)

Net Unrealized Appreciation (Depreciation)				$(120)

Open Futures Contracts

Contract Type	Number of Contracts	Expiration Date	Notional Amount (000s)	Current Value (000s)	Unrealized Appreciation (Depreciation) (000s)
Long Contracts:
3-Month GBP LIBOR Option Future	313	Dec-19	$ 36	$(38)	$(38)
U.S. Treasury 2-Year Note Future	106	Mar-19	22,507	76	76
U.S. Treasury 5-Year Note Future	66	Mar-19	7,581	93	93

					131

Short Contracts:
3-Month GBP LIBOR Option Future	313	Dec-19	(6)	13	13
U.S. Treasury 10-Year Note Future	8	Mar-19	(1,046)	(38)	(38)

					(25)

Total Futures					$106

Open Centrally Cleared Interest Rate Swap Contracts

Description	Maturity Date	Notional Amount (000s)	Value (000s)	Upfront payments/ receipts (000s)	Unrealized Appreciation (Depreciation) (000s)
Pay Fixed 2.792% Semi-Annually, Receive variable Quarterly, 3-Month USD LIBOR	01/08/2031	$ 5,728	$(28)	$—	$(28)
Pay Variable Quarterly, 3-Month USD LIBOR, Receive Fixed 2.467% Semi-Annually	01/08/2023	26,089	10	—	10

			$(18)	$—	$(18)

January 31, 2019 (Unaudited)

1. Organization and Related Matters

The Payden & Rygel Investment Group (the “Group or Paydenfunds”) is a no-load, open-end registered investment company organized as a Massachusetts business trust on January 22, 1992 and registered under the Investment Company Act of 1940 (the “1940 Act”), as amended. Each of its nineteen funds (each a “Fund”, collectively the “Funds”) is a series of the Group, and is authorized to issue unlimited shares at $0.001 par value. Each of the Funds, other than the Emerging Markets Local Bond Fund, has been classified as diversified.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. Each Fund’s financial statements are prepared in accordance with GAAP.

The Funds are considered investment companies under FASB ASC 946, Financial Services - Investment Companies.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Securities Valuation

Domestic and foreign fixed income securities and other assets for which market quotations are readily available (other than obligations with original maturities of sixty days or less) are valued on the basis of quotes obtained from brokers and dealers or pricing services. Such quotations take into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data. Debt securities with original maturities of sixty days or less and securities in the Payden Cash Reserves Money Market Fund are valued at amortized cost, which approximates fair value. Cash Reserves Money Fund qualifies as a government money market fund under the Money Market Reform.

Publicly traded equity securities, whether in the U.S. or outside the U.S., for which market quotations are readily available, generally will be valued at the official closing price or the last sale price on the exchange or market where they are principally traded, or if there have been no sales during the day, at the last bid price. Securities traded only on the over-the-counter (“OTC”) market are valued at the latest bid price. Investments in investment companies are valued at their net asset values as reported by such companies.

Options, futures, swaps and other similar instruments are valued at the official closing price, in the case of exchange traded derivatives, or on the basis of information provided by pricing services, quotes obtained from brokers and dealers, and market trades in the case of other securities.

Fixed income or equity securities for which market quotations are not readily available are priced at their fair value as determined in good faith under procedures established pursuant to the Valuation and Liquidity Guidelines applicable to each of the Funds. In considering fair value of a security, one or more factors are taken into consideration depending on the circumstances at the time, including for example: the cost of the security or the last reported sales price of the security as a starting point; changes in interest rates; changes in yield spreads of similarly rated or structured securities; fundamental analytical information relating to the security; the value of other similar securities traded on other markets or among dealers; the general financial condition of the issuer; recent developments affecting the issuer; information, including price quotations, from other financial institutions or analysts; or government actions or pronouncements and other significant events affecting the economy, the markets, the fundamental value of the issuer or of the issuer’s industry.

Shares of open-end investment companies are valued at their respective net asset value.

95    Payden Mutual Funds

Fair value pricing adjustments may occur when (1) developments occur (a “significant event”) that will affect the value of a Fund’s holdings, and (2) the significant event occurs after the close of the markets on which the securities trade, but before the time when the net asset value is computed for a Fund. A significant event may relate to a single issuer or an entire market.

Investment Transactions

Investment transactions are accounted for on the date the security is purchased or sold (trade date) for financial reporting purposes.

Bank Loans

Floating-Rate Loan Interests (“Bank Loans”) in which the Funds invest generally pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (“LIBOR”), (ii) the prime rate offered by one or more United States banks or (iii) the certificate of deposit rate. Certain Bank Loans are subject to a LIBOR floor that establishes a minimum LIBOR rate. The interest rate shown on the Schedule of Investments reflects the rate in effect at January 31st. When a range of rates is disclosed, the Fund holds more than one position within the same tranche at varying rates.

In connection with floating rate loan interests, the Funds may also enter into unfunded loan commitments (“commitments”). In connection with these commitments, the Funds earn a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which is included in interest income in the Statements of Operations, is recognized ratably over the commitment period. Unfunded floating rate loan interests are marked- to-market daily, and any unrealized appreciation or depreciation is included in the Statements of Assets and Liabilities and Statements of Operations. As of January 31, 2019, Floating Rate and High Income had the following unfunded floating rate loan interests:

	Borrower	Par	Commitment Amount	Value	Unrealized Depreciation
Floating Rate	Pearl Intermediate Parent LLC Delayed Draw Term Loan 1L	$ 80,565	$ 80,565	$ 77,334	$(3,231)
High Income	Pearl Intermediate Parent LLC Delayed Draw Term Loan 1L	145,212	145,212	139,389	(5,823)

Foreign Currency Translation

The accounting records of the Funds are maintained in U.S. dollars. Each of the Funds (except Cash Reserves Money Market, U.S. Government, GNMA, and California Municipal Income Funds) may purchase securities that are denominated in foreign currencies. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rates. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the exchange rates on the dates of the respective transactions. Each of these Funds does not isolate that portion of the results of operations resulting from changes in foreign exchange rates from the fluctuations arising from changes in security prices.

Repurchase Agreements

The Payden Cash Reserves Money Market Fund entered into repurchase agreements (agreements to purchase U.S. Treasury notes and bills, subject to the seller’s agreement to repurchase them at a specified time and price) with well-established registered securities dealers or banks. Repurchase agreements are the equivalent of loans by the Fund. With respect to such agreements, it is the Fund’s policy to take possession of the underlying securities, except for tri-party agreements where an independent custodian takes possession. On a daily basis the Fund or the tri-party custodian mark-to-market such securities to ensure that the value, including accrued interest, is at least equal to the amount to be repaid to the Fund under the agreement. If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

Forward Currency Contracts

Some Funds entered into forward contracts to protect against adverse currency movements or as speculative investments. The forward currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contact settlement date or an offsetting forward currency contract has been executed, at which time the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Futures Contracts

Some Funds entered into futures transactions to enhance potential gain in circumstances where hedging is not involved.

The purchase or sale of futures contracts and options on futures contracts provides for the future sale by one party and purchase by another party of a specified quantity of a financial instrument or foreign currency at a fixed price on a future date. Upon entering into such a contract, a Fund is required to deposit and maintain such initial margin deposit of cash or securities as required by the exchange on which the contract is traded. Pursuant to the contract, that Fund agrees to receive from or pay to the broker an amount equal to the daily fluctuations in the value of the contract. Such receipts or payments are known as variation margin and are recorded as unrealized gains or losses by that Fund. When the contract is closed, that Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Funds is that the change in value of the underlying securities may not correlate to the change in value of the contracts.

Stock index futures contracts are an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Variation margin accounting procedures apply to these index futures contracts. Each Fund invests in these futures contracts to permit the Fund to meet its objectives at a lower cost than investing directly in equity securities, while permitting the equivalent of an investment in a portfolio of equity securities. The potential risk to a Fund is that the change in value of the underlying index may not correlate to the change in value of the contracts.

Swap Contracts

Some Funds may enter into swap agreements, in which a Fund and a counterparty agree either to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”). Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation) and realized gain/(loss) is recorded at termination of the contract.

Upon entering into a centrally cleared swap, a Fund is required to deposit and maintain initial margin deposit of cash or securities as required by the exchange on which the contract is traded. Pursuant to the centrally cleared swap, that Fund agrees to receive from or pay to the broker an amount equal to the daily fluctuations in the value of the contract. Such receipts or payments are known as variation margin and are recorded as unrealized gains or losses by that Fund. When the contract is closed, that Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates, credit spreads and/or market values associated with these transactions.

A Fund may enter into credit default swaps to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which it is not otherwise exposed (credit risk). A Fund may either buy or sell (write) credit default swaps on single-name issuers (corporate or

97    Payden Mutual Funds

sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps on single-name issuers are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a guarantee from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation accelerators, repudiation, moratorium or restructuring). Credit default swaps on traded indexes are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the seller to make a specific payment should a write-down, principal or interest shortfall or default of all or individual underlying securities included in the index occurs. As a buyer, if an underlying credit event occurs, the Fund will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.

A Fund may enter into total return swaps to obtain exposure to a security or market without owning such security or investing directly in that market or to transfer the risk/return of one market (e.g., fixed income) to another market (e.g., equity) (equity risk and/or interest rate risk). Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (coupons plus capital gains/losses) of an underlying instrument in exchange for fixed or floating rate interest payments. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty.

A Fund may enter into interest rate swaps to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate risk by economically hedging the value of the fixed rate bonds which may decrease when interest rates rise (interest rate risk). Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating rate, for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. In more complex swaps, the notional principal amount may decline (or amortize) over time.

For financial reporting purposes, swap interest and amortization are classified as realized or unrealized gain or loss on swap contracts.

Options Transactions

Option techniques may be utilized by a Fund to hedge against changes in interest rates, foreign currency exchange rates or security prices in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by the Fund, to reduce the volatility of the currency exposure associated with investment in non-U.S. securities, or as an efficient means of adjusting exposure to the bond, equity and currency markets. In addition, the Fund may enter into such transactions to enhance potential gain in circumstances where hedging is not involved. When a Fund writes a covered call or put option, an amount equal to the premium received is reflected as an asset and equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. If a written put option is exercised, the cost of the security acquired is decreased by the premium originally received. As writer of an option, the Fund has no control over whether the underlying securities are subsequently sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the security underlying the written option.

When the Fund purchases a call or put option, an amount equal to the premium paid is included in the Fund’s Statements of Assets and Liabilities as an investment, and is subsequently marked-to-market to reflect the current value of the option. If an option expires on the stipulated expiration date, or if a Fund enters into a closing sale transaction, a gain or loss is realized. If the Fund exercises a call option, the cost of the security acquired is increased by the premium paid for the call. If the Fund exercises a put option, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities.

Derivatives and Hedging

The following tables show the Fund’s exposure to different types of market risk as it relates to derivative investments.

During the period ended January 31, 2019 the average notional amount of derivatives as a percent of average net assets were as follows:

	Foreign currency	Credit	Interest rate	Equity
Limited Maturity	2%	0%	0%	0%
Core Bond	3%	0%	0%	0%
Strategic Income	5%	0%	0%	0%
Absolute Return Bond	10%	0%	0%	0%
High Income	4%	0%	3%	0%
Global Low Duration	3%	0%	0%	0%
Global Fixed Income	59%	0%	0%	0%
Emerging Markets Bond	4%	0%	0%	0%
Emerging Markets Local Bond	19%	0%	0%	0%
Equity Income	5%	0%	0%	0%
PK Cash Balance Plan	8%	0%	0%	0%

Credit Enhancements

Certain obligations held in the Funds have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit, liquidity guarantees, security purchase agreements, and third party insurance (e.g. AGM, AMBAC and BAM).

TBA Sale Commitment

Some Funds entered into TBA sale commitments, within dollar roll agreements, to hedge its portfolio position or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds from TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at approximately the current value of the underlying securities. The contract is “marked-to-market” daily and the change in the value is recorded by the Fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the Fund entered the commitment.

Securities Lending

Pursuant to a securities lending agreement with The Bank of New York Mellon the Funds (except Cash Reserves Money Market) may lend securities to qualified institutions. It is each Fund’s policy that at origination all loans are secured by collateral of at least 102% of the value of the U.S. securities loaned and 105% of the value of the foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. The collateral is maintained by the custodian. Cash collateral is reinvested in the Payden Cash Reserves Money Market Fund. The Funds are entitled to receive all of the income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, each Fund bears the risk of delay in receiving additional collateral or in recovery of or loss of rights in the securities loaned should the borrower fail to return the securities in a timely manner. The Funds maintain the right to recall the securities on loan for voting purposes.

Collateral

Futures contracts, options, swap agreements and forward delivery agreements for foreign currency and fixed income securities require either cash settlement or delivery of securities at some future date with little or no initial investment. A Fund, which employs these

99    Payden Mutual Funds

investment options, is required to segregate sufficient assets to cover any potential loss. Securities that have been pledged as collateral are identified in the Schedule of Investments.

Affiliated Investments

Each of the Paydenfunds (except the Cash Reserves Money Market and California Municipal Income Funds) invests in other Funds of the P&R Group (an “affiliated Fund”). The table below details the transactions of each Fund in Affiliated Funds.

						Realized	Change in
	Value				Value	Gain	Unrealized Appreciation
Fund	October 31, 2018	Purchases	Sales	Dividends	January 31, 2019	(Loss)	(Depreciation)
Investments in Cash Reserves Money Market Fund
Limited Maturity	$1,698,453	$180,217,134	$178,040,187	$63,811	$3,875,400	—	—
Low Duration	6,944,879	115,557,723	118,317,875	37,455	4,184,727	—	—
U.S. Government	699,686	5,497,208	3,240,089	4,640	2,956,805	—	—
GNMA	1,703,086	14,595,660	15,878,612	11,391	420,134	—	—
Core Bond	12,593,805	94,131,732	98,736,575	33,147	7,988,962	—	—
Corporate Bond	6,342,319	108,080,691	101,835,834	31,393	12,587,176	—	—
Strategic Income	1,289,963	28,081,374	26,459,316	10,543	2,912,021	—	—
Absolute Return Bond	5,340,123	84,700,117	82,005,644	30,446	8,034,596	—	—
Floating Rate	3,452,214	38,594,865	37,503,512	35,587	4,543,567	—	—
High Income	29,111,388	55,859,738	54,293,042	49,011	30,678,084	—	—
Global Low Duration	1,600,687	5,726,931	5,672,922	5,438	1,654,696	—	—
Global Fixed Income	1,195,347	14,128,836	11,666,009	10,770	3,658,174	—	—
Emerging Markets Bond	41,610,634	146,172,844	153,562,290	83,434	34,221,188	—	—
Emerging Markets Local Bond	3,828,106	44,063,437	38,063,035	23,463	9,828,508	—	—
Emerging Markets Corporate Bond	1,800,024	7,852,701	8,772,349	8,762	880,376	—	—
Equity Income	14,138,505	41,619,081	54,108,601	53,217	1,648,985	—	—
PK Cash Balance Plan Fund	5,138,674	34,045,515	28,528,394	16,932	10,655,795	—	—
Investments in Floating Rate Fund — SI Class
Global Fixed Income	$5,018,555	—	$2,100,000	$39,404	$2,884,166	$(5,967)	$(28,422)

3. Related Party Transactions

Payden & Rygel and Payden/Kravitz (the “Advisers”) provide investment advisory services to the Funds. Under the terms of the investment advisory agreement, each is entitled to receive fees monthly, computed on the average daily net assets of each of the Funds separately at an annualized rate. The rates for each Fund are shown in the table below.

	Adviser Fees				Investor Class		SI Class
	Between	Between	Between			Current	Current
	$0–500	$0.5–1	$1–2	Over $2	Expense	Voluntary	Voluntary
	Million	Billion	Billion	Billion	Guarantee	Expense Limit	Expense Limit
Cash Reserves Money Market	0.15%	0.15%	0.15%	0.15%	0.50%	0.25%	n/a
Limited Maturity	0.28%	0.28%	0.25%	0.25%	0.60%	0.25%	n/a
Low Duration	0.28%	0.28%	0.25%	0.25%	0.60%	0.43%	n/a
U.S. Government	0.28%	0.28%	0.25%	0.25%	0.60%	0.43%	n/a

	Adviser Fees				Investor Class		SI Class

	Between	Between	Between			Current	Current
	$0–500	$0.5–1	$1–2	Over $2	Expense	Voluntary	Voluntary
	Million	Billion	Billion	Billion	Guarantee	Expense Limit	Expense Limit
GNMA	0.27%	0.27%	0.27%	0.27%	0.50%	n/a	n/a
Core Bond	0.28%	0.28%	0.25%	0.25%	0.60%	0.53%	0.42%
Corporate Bond	0.35%	0.35%	0.35%	0.35%	1.00%	0.65%	n/a
Strategic Income	0.55%	0.55%	0.55%	0.55%	n/a	0.70%	0.55%
Absolute Return Bond	0.50%	0.50%	0.50%	0.50%	n/a	0.70%	0.55%
Floating Rate	0.55%	0.55%	0.55%	0.55%	n/a	0.75%	0.65%
High Income	0.35%	0.35%	0.35%	0.35%	0.75%	n/a	n/a
California Municipal Income	0.32%	0.32%	0.25%	0.25%	0.80%	0.53%	n/a
Global Low Duration	0.30%	0.30%	0.30%	0.25%	0.70%	0.53%	n/a
Global Fixed Income	0.30%	0.30%	0.30%	0.25%	0.70%	n/a	n/a
Emerging Markets Bond	0.45%	0.45%	0.45%	0.45%	1.25%	n/a	0.69%
Emerging Markets Local Bond	0.60%	0.60%	0.60%	0.60%	1.50%	0.99%	n/a
Emerging Markets Corporate Bond	0.80%	0.80%	0.80%	0.80%	n/a	0.95%	0.85%
Equity Income	0.50%	0.50%	0.50%	0.30%	0.80%	n/a	0.65%

					SI Class		Institutional Class
PK Cash Balance Plan	1.10%	1.10%	1.10%	1.10%	1.25%	n/a	0.95%

The Adviser agreed to guarantee that, for so long as it acts as investment adviser to the Funds, the expenses of the Funds, including advisory fees (exclusive of interest, 12b-1 fees, and taxes will not exceed the percentages indicated above (“Expense Guarantee”) of that Fund’s average daily net assets on an annualized basis. The adviser also voluntarily agreed to temporarily limit certain Funds’ total expenses (“Voluntary Expense Limit”), including advisory fees, to the percentages indicated above of that Fund’s average daily net assets on an annualized basis through February 28, 2019 (exclusive of interest, 12b-1 fees and taxes).

Each Fund remains liable to the Adviser for expenses subsidized in any fiscal year up to a maximum of three years from the end of the period in which the expenses were subsidized as long as any reimbursement will not cause the annual expense ratio for the year in which it is made to exceed the amount of the expense guarantee or voluntary expense limit (whichever is in effect at the time of waiver or reimbursement).

Treasury Plus, Inc., a wholly owned subsidiary of Payden & Rygel, serves as administrator to the Funds. Under the terms of the administration agreement, Treasury Plus, Inc. receives fees monthly, computed on the average daily net assets of the Funds at an annualized rate of 0.15%.

Under a distribution agreement with the Funds, the Core Bond, Emerging Markets Bond, Equity Income and PK Cash Balance Plan Funds adopted a plan pursuant to SEC rule 12b-1 by which Payden & Rygel Distributors’ receives fee monthly, computed on the average net assets of the Adviser class at an annualized rate of 0.25% and 0.50% for the Retirement class. Payden & Rygel Distributors is not entitled to receive any fees from the Investor or SI classes of the Funds.

Certain officers and/or trustees of the Funds are affiliated with Payden & Rygel, Payden & Rygel Distributors and/or Treasury Plus, Inc. Such officers and trustees receive no fees from the Funds for serving as officers and/or trustees of the Funds.

The Funds may purchase securities from or sell securities to an affiliated fund or portfolio provided that the affiliation is due solely to having a common investment advisor, common officers or common trustees.

4. Fair Value Measurement

Various inputs are used in determining the value of each Fund’s investments and other financial instruments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. These inputs are summarized in the three broad levels: Level 1 - quoted prices in active markets for identical investments, Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.), and Level 3 - significant unobservable inputs (including fund’s own assumptions in determining the fair value of investments). See Note 2 - Securities Valuation for a summary of the inputs used in valuing the Funds’ investments and other financial instruments.

101  Payden Mutual Funds

The following is a summary of the inputs used as of January 31, 2019 in valuing the fund’s investments and other financial instruments (a more detailed classification of fund assets may be found in the fund’s Statement of Investments):

	Investments in Securities
	Level 1-Quoted Prices		Level 2-Other Significant Observable Inputs		Level 3-Significant Unobservable Inputs
	Assets (000’s)	Liabilities (000’s)	Assets (000’s)	Liabilities (000’s)	Assets (000’s)	Liabilities (000’s)	Total (000’s)

Cash Reserves Money Market
Mortgage Backed	—	—	$13,324	—	—	—	$13,324
Repurchase Agreement.	—	—	350,000	—	—	—	350,000
U.S. Government	—	—	38,382	—	—	—	38,382
U.S. Treasury	—	—	189,689	—	—	—	189,689
Investment Company	$16,597	—	—	—	—	—	16,597

Limited Maturity
Asset Backed	—	—	120,050	—	—	—	120,050
Bank Loans	—	—	489	—	—	—	489
Commercial Paper	—	—	80,701	—	—	—	80,701
Corporate Bond	—	—	375,379	—	—	—	375,379
Foreign Government	—	—	10,494	—	—	—	10,494
Morgage Backed	—	—	76,908	—	—	—	76,908
Municipal	—	—	1,384	—	—	—	1,384
U.S. Government	—	—	186,660	—	—	—	186,660
Investment Company	3,875	—	—	—	—	—	3,875

Low Duration
Asset Backed	—	—	161,974	—	—	—	161,974
Commercial Paper	—	—	9,999	—	—	—	9,999
Corporate Bond	—	—	491,892	—	—	—	491,892
Foreign Government	—	—	29,721	—	—	—	29,721
Morgage Backed	—	—	88,954	—	—	—	88,954
U.S. Government	—	—	604,071	—	—	—	604,071
Investment Company	4,185	—	—	—	—	—	4,185

U.S. Government
Mortgage Backed	—	—	36,290	—	—	—	36,290
U.S. Government	—	—	1,943	—	—	—	1,943
Investment Company	2,957	—	—	—	—	—	2,957

GNMA
Mortgage Backed	—	—	224,283	—	—	—	224,283
U.S. Treasury	—	—	1,498	—	—	—	1,498
Investment Company	420	—	—	—	—	—	420

	Investments in Securities
	Level 1-Quoted Prices		Level 2-Other Significant Observable Inputs		Level 3-Significant Unobservable Inputs
	Assets (000’s)	Liabilities (000’s)	Assets (000’s)	Liabilities (000’s)	Assets (000’s)	Liabilities (000’s)	Total (000’s)

Core Bond
Asset Backed	—	—	$59,592	—	—	—	$59,592
Bank Loans	—	—	31,808	—	—	—	31,808
Corporate Bond	—	—	338,308	—	—	—	338,308
Foreign Government	—	—	42,452	—	—	—	42,452
Morgage Backed	—	—	303,964	—	—	—	303,964
Municipal	—	—	13,686	—	—	—	13,686
Swaptions Purchased	—	—	2,935	—	—	—	2,935
Commercial Paper	—	—	15,199	—	—	—	15,199
U.S. Government	—	—	257,572	—	—	—	257,572
Investment Company	$ 7,989	—	—	—	—	—	7,989

Corporate Bond
Corporate Bond	—	—	337,577	—	—	—	337,577
Foreign Government	—	—	1,167	—	—	—	1,167
Municipal Bond	—	—	6,437	—	—	—	6,437
U.S. Treausury	—	—	1,488	—	—	—	1,488
Investment Company	12,587	—	—	—	—	—	12,587

Strategic Income
Asset Backed	—	—	17,368	—	—	—	17,368
Bank Loans	—	—	13,091	—	—	—	13,091
Corporate Bond	—	—	97,102	—	—	—	97,102
Foreign Government	—	—	14,057	—	—	—	14,057
Mortgage Backed	—	—	23,316	—	—	—	23,316
Municipal	—	—	5,120	—	—	—	5,120
Swaptions Purchased	—	—	618	—	—	—	618
U.S. Government	—	—	29,364	—	—	—	29,364
Master Limited Partnership	—	—	2,184	—	—	—	2,184
Preferred Stock	—	—	771	—	—	—	771
Real Estate Investment Trust	—	—	1,966	—	—	—	1,966
Investment Company	2,912	—	—	—	—	—	2,912

103  Payden Mutual Funds

	Investments in Securities
	Level 1-Quoted Prices		Level 2-Other Significant Observable Inputs		Level 3-Significant Unobservable Inputs
	Assets (000’s)	Liabilities (000’s)	Assets (000’s)	Liabilities (000’s)	Assets (000’s)	Liabilities (000’s)	Total (000’s)

Absolute Return Bond
Asset Backed	—	—	$ 57,350	—	—	—	$ 57,350
Bank Loans	—	—	14,943	—	—	—	14,943
Commercial Paper	—	—	11,493	—	—	—	11,493
Corporate Bond	—	—	53,888	—	—	—	53,888
Foreign Government	—	—	14,983	—	—	—	14,983
Mortgage Backed	—	—	69,764	—	—	—	69,764
Options Purchased	$ 21	—	—	—	—	—	21
Swaptions Purchased	—	—	441	—	—	—	441
U.S. Government	—	—	15,695	—	—	—	15,695
Investment Company	8,035	—	—	—	—	—	8,035

Floating Rate
Asset Backed	—	—	2,149	—	—	—	2,149
Bank Loans	—	—	82,888	—	—	—	82,888
Corporate Bond	—	—	18,328	—	—	—	18,328
Mortgage Backed	—	—	5,085	—	—	—	5,085
Investment Company	4,544	—	—	—	—	—	4,544
Unfunded floating rate loan interests[1]	—	—	—	$ (3)	—	—	(3)

High Income
Asset Backed	—	—	977	—	—	—	977
Bank Loans	—	—	14,038	—	—	—	14,038
Corporate Bond	—	—	394,825	—	—	—	394,825
Exchange Traded Fund	—	—	5,076	—	—	—	5,076
Mortgage Backed	—	—	11,879	—	—	—	11,879
Preferred Stock	—	—	2,016	—	—	—	2,016
U.S. Government	—	—	1,962	—	—	—	1,962
Investment Company	30,678	—	—	—	—	—	30,678
Unfunded floating rate loan interests[1]	—	—	—	(6)	—	—	(6)

California Municipal Income
Municipal	—	—	56,616	—	—	—	56,616

	Investments in Securities
	Level 1-Quoted Prices		Level 2-Other Significant Observable Inputs		Level 3-Significant Unobservable Inputs
	Assets (000’s)	Liabilities (000’s)	Assets (000’s)	Liabilities (000’s)	Assets (000’s)	Liabilities (000’s)	Total (000’s)
Global Low Duration
Asset Backed	—	—	$9,173	—	—	—	$9,173
Corporate Bond	—	—	56,121	—	—	—	56,121
Foreign Government	—	—	5,037	—	—	—	5,037
Mortgage Backed	—	—	8,235	—	—	—	8,235
Preferred Stock	—	—	520	—	—	—	520
Swaptions Purchased	—	—	309	—	—	—	309
U.S. Government	—	—	10,586	—	—	—	10,586
Investment Company	$1,655	—	—	—	—	—	1,655

Global Fixed Income
Asset Backed	—	—	6,858	—	—	—	6,858
Corporate Bond	—	—	46,116	—	—	—	46,116
Foreign Government	—	—	53,436	—	—	—	53,436
Mortgage Backed	—	—	14,370	—	—	—	14,370
Swaptions Purchased	—	—	158	—	—	—	158
U.S. Government	—	—	4,964	—	—	—	4,964
Investment Company	3,658	—	—	—	—	—	3,658
Investments Valued at NAV[2]	—	—	—	—	—	—	2,884

Emerging Markets Bond
Corporate Bond	—	—	361,349	—	—	—	361,349
Foreign Government	—	—	804,248	—	—	—	804,248
Investment Company	34,221	—	—	—	—	—	34,221

Emerging Markets Local Bond
Corporate Bond	—	—	31,368	—	—	—	31,368
Foreign Government	—	—	176,217	—	—	—	176,217
Investment Company	9,829	—	—	—	—	—	9,829

Emerging Markets Corporate Bond
Bank Loans	—	—	1,321	—	—	—	1,321
Corporate Bond	—	—	38,210	—	—	—	38,210
Foreign Government	—	—	2,000	—	—	—	2,000
Mortgage Backed	—	—	1,077	—	—	—	1,077
Investment Company	880	—	—	—	—	—	880

105  Payden Mutual Funds

	Investments in Securities
	Level 1-Quoted Prices		Level 2-Other Significant Observable Inputs		Level 3-Significant Unobservable Inputs
	Assets (000’s)	Liabilities (000’s)	Assets (000’s)	Liabilities (000’s)	Assets (000’s)	Liabilities (000’s)	Total (000’s)
Equity Income
Common Stock	—	—	$1,003,428	—	—	—	$1,003,428
Corporate Bond	—	—	34,862	—	—	—	34,862
Master Limited Partnership	—	—	92,322	—	—	—	92,322
Preferred Stock	—	—	13,360	—	—	—	13,360
Real Estate Investment Trust	—	—	73,533	—	—	—	73,533
Investment Company	$1,649	—	—	—	—	—	1,649

PK Cash Balance Plan
Asset Backed	—	—	42,976	—	—	—	42,976
Bank Loans	—	—	11,397	—	—	—	11,397
Commercial Paper	—	—	3,795	—	—	—	3,795
Corporate Bond	—	—	35,970	—	—	—	35,970
Foreign Government	—	—	14,123	—	—	—	14,123
Mortgage Backed	—	—	61,168	—	—	—	61,168
U.S. Treasury	—	—	701	—	—	—	701
Options Purchased	17	—	—	—	—	—	17
Swaptions Purchased	—	—	688	—	—	—	688
Common Stock	—	—	12,271	—	—	—	12,271
Master Limited Partnership	—	—	2,002	—	—	—	2,002
Real Estate Investment Trusts	—	—	1,008	—	—	—	1,008
Investment Company	10,656	—	—	—	—	—	10,656
1	Unfunded floating rate loan interests are valued at the unrealized appreciation/depreciation on the commitment.
2	As of January 31, 2019, certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

	Other Financial Instruments [1]
	Level 1-Quoted Prices		Level 2-Other Significant Observable Inputs		Level 3-Significant Unobservable Inputs
	Assets (000’s)	Liabilities (000’s)	Assets (000’s)	Liabilities (000’s)	Assets (000’s)	Liabilities (000’s)	Total (000’s)
Limited Maturity
Forward currency contracts	—	—	$52	$(209)	—	—	$(157)

Low Duration
Forward currency contracts	—	—	—	(4)	—	—	(4)
Futures	$610	$(758)	—	—	—	—	(148)

	Other Financial Instruments [1]
	Level 1-Quoted Prices		Level 2-Other Significant Observable Inputs		Level 3-Significant Unobservable Inputs
	Assets (000’s)	Liabilities (000’s)	Assets (000’s)	Liabilities (000’s)	Assets (000’s)	Liabilities (000’s)	Total (000’s)
Core Bond
Forward currency contracts	—	—	$ 183	$ (412)	—	—	$ (229)
Futures	$949	$(2,012)	—	—	—	—	(1,063)
Swaps	—	—	295	—	—	—	295
Swaptions Written	—	—	—	(2,682)	—	—	(2,682)

Corporate Bond
Futures	949	(445)	—	—	—	—	504
Swaps	—	—	46	—	—	—	46

Strategic Income
Forward currency contracts	—	—	40	(121)	—	—	(81)
Futures	346	(187)	—	—	—	—	159
Swaps	—	—	35	—	—	—	35
Swaptions Written	—	—	—	(563)	—	—	(563)

Absolute Return
Forward currency contracts	—	—	41	(117)	—	—	(76)
Futures	45	(15)	—	—	—	—	30
Swaps	—	—	—	(35)	—	—	(35)
Swaptions Written	—	—	—	(402)	—	—	(402)

High Income
Forward currency contracts	—	—	—	(28)	—	—	(28)
Swaps	—	—	377	(188)	—	—	189

Global Low Duration
Forward currency contracts	—	—	11	(26)	—	—	(15)
Futures	138	(56)	—	—	—	—	82
Swaptions Written	—	—	—	(281)	—	—	(281)

Global Fixed Income
Forward currency contracts	—	—	226	(460)	—	—	(234)
Futures	96	(266)	—	—	—	—	(170)
Swaptions Written	—	—	—	(142)	—	—	(142)

Emerging Markets Bond
Forward currency contracts	—	—	1,270	(917)	—	—	353
Futures	—	(333)	—	—	—	—	(333)

107  Payden Mutual Funds

	Other Financial Instruments [1]
	Level 1-Quoted Prices		Level 2-Other Significant Observable Inputs		Level 3-Significant Unobservable Inputs
	Assets (000’s)	Liabilities (000’s)	Assets (000’s)	Liabilities (000’s)	Assets (000’s)	Liabilities (000’s)	Total (000’s)
Emerging Markets Local Bond
Forward currency contracts	—	—	$1,200	$(301)	—	—	$ 899
Futures	—	$(108)	—	—	—	—	(108)

Equity Income
Forward currency contracts	—	—	60	(620)	—	—	(560)

PK Cash Balance Plan
Forward currency contracts	—	—	35	(155)	—	—	(120)
Futures	$182	(76)	—	—	—	—	106
Swaps	—	—	—	(18)	—	—	(18)
Swaptions Written	—	—	—	(630)	—	—	(630)

1   Other financial instruments are swaps, futures contracts, forward currency contracts and swaptions written. Swaps, futures contracts and forward currency contracts are valued at the unrealized appreciation/depreciation on the instrument and swaptions written are valued at market value.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Payden & Rygel Investment Group

By (Signature and Title)*	/s/ Joan A. Payden
Joan A. Payden, Chairman and CEO
(principal executive officer)

Date March 28, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Joan A. Payden
Joan A. Payden, Chairman and CEO
(principal executive officer)

Date March 28, 2019

By (Signature and Title)*	/s/ Brian W. Matthews
Brian W. Matthews, Vice President and Chief Financial Officer
(principal financial officer)

Date March 28, 2019

* Print the name and title of each signing officer under his or her signature.